UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant:                          Vanguard Tax-Managed Funds

Address of Registrant:                     P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:                    Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022—June 30, 2022

Item 1: Reports to Shareholders

Semiannual Report  |  June 30, 2022
Vanguard Tax-Managed Funds®
Vanguard Tax-Managed Balanced Fund
Vanguard Tax-Managed Capital Appreciation Fund
Vanguard Tax-Managed Small-Cap Fund

Contents
About Your Fund's Expenses	1
Tax-Managed Balanced Fund	3
Tax-Managed Capital Appreciation Fund	62
Tax-Managed Small-Cap Fund	80
Trustees Approve Advisory Arrangements	96
Liquidity Risk Management	97

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended June 30, 2022
	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Fund Return
Tax-Managed Balanced Fund	$1,000.00	$858.20	$0.41
Tax-Managed Capital Appreciation Fund
Admiral™ Shares	$1,000.00	$790.90	$0.40
Institutional Shares	1,000.00	791.00	0.27
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$811.50	$0.40
Institutional Shares	1,000.00	811.70	0.27

Six Months Ended June 30, 2022
	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Hypothetical 5% Yearly Return
Tax-Managed Balanced Fund	$1,000.00	$1,024.35	$0.45
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,024.35	$0.45
Institutional Shares	1,000.00	1,024.50	0.30
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,024.35	$0.45
Institutional Shares	1,000.00	1,024.50	0.30
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.09%; for the Tax-Managed Capital Appreciation Fund, 0.09% for Admiral Shares and 0.06% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.09% for Admiral Shares and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Tax-Managed Balanced Fund
Fund Allocation
As of June 30, 2022
Investment Exposure
Basic Materials	0.8%
Consumer Discretionary	6.5
Consumer Staples	2.8
Energy	2.0
Financials	5.1
Health Care	6.6
Industrials	6.0
Real Estate	1.5
Technology	12.3
Telecommunications	1.3
Utilities	1.7
Tax-Exempt Municipal Bonds	53.4
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Tax-Managed Balanced Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (46.5%)
Basic Materials (0.8%)
	Linde plc	50,500	14,520
	Newmont Corp.	79,841	4,764
	Ecolab Inc.	30,866	4,746
	Air Products and Chemicals Inc.	19,099	4,593
	Freeport-McMoRan Inc.	141,389	4,137
	Alcoa Corp.	70,034	3,192
	Albemarle Corp.	10,400	2,173
	Element Solutions Inc.	120,371	2,143
	Dow Inc.	36,222	1,869
	International Flavors & Fragrances Inc.	14,785	1,761
	Celanese Corp.	14,628	1,720
	CF Industries Holdings Inc.	16,859	1,445
	Nucor Corp.	13,700	1,430
	Reliance Steel & Aluminum Co.	6,900	1,172
	Avery Dennison Corp.	6,958	1,126
	Fastenal Co.	21,246	1,061
	FMC Corp.	9,098	974
	Westlake Corp.	9,894	970
*	Cleveland-Cliffs Inc.	61,000	938
	Mosaic Co.	18,068	853
	Huntsman Corp.	27,900	791
	Eastman Chemical Co.	7,819	702
	Ashland Global Holdings Inc.	6,198	639
	LyondellBasell Industries NV Class A	5,638	493
	Valvoline Inc.	17,015	491
	Royal Gold Inc.	3,900	417
	Scotts Miracle-Gro Co.	4,442	351
	United States Steel Corp.	18,000	322
	Timken Co.	5,841	310
	Steel Dynamics Inc.	4,100	271
	NewMarket Corp.	890	268
*	MP Materials Corp.	4,800	154
			60,796
Consumer Discretionary (6.5%)
*	Amazon.com Inc.	889,220	94,444
*	Tesla Inc.	84,220	56,715
	Home Depot Inc.	104,969	28,790
	Costco Wholesale Corp.	46,842	22,450
*	Walt Disney Co.	181,229	17,108
	Walmart Inc.	137,323	16,696
	McDonald's Corp.	66,536	16,426
	NIKE Inc. Class B	135,111	13,808
	Lowe's Cos. Inc.	76,412	13,347
	Starbucks Corp.	113,970	8,706
	Estee Lauder Cos. Inc. Class A	33,569	8,549
*	Netflix Inc.	43,551	7,616
	Activision Blizzard Inc.	86,315	6,720
*	Booking Holdings Inc.	3,778	6,608
	Dollar General Corp.	25,991	6,379
*	O'Reilly Automotive Inc.	9,503	6,004
	TJX Cos. Inc.	106,628	5,955
	Target Corp.	41,925	5,921
*	AutoZone Inc.	2,594	5,575
*	General Motors Co.	144,686	4,595
*	Lululemon Athletica Inc.	15,881	4,329
*	Chipotle Mexican Grill Inc.	3,292	4,304
*	Dollar Tree Inc.	27,452	4,278
		Shares	Market Value• ($000)
*	Uber Technologies Inc.	189,104	3,869
*	Copart Inc.	35,413	3,848
	Electronic Arts Inc.	30,973	3,768
	Marriott International Inc. Class A	27,645	3,760
	Yum! Brands Inc.	31,728	3,601
	Hilton Worldwide Holdings Inc.	30,445	3,393
*	Southwest Airlines Co.	91,354	3,300
	Ford Motor Co.	283,200	3,152
*	Warner Bros Discovery Inc.	234,422	3,146
	eBay Inc.	70,733	2,947
	Lennar Corp. Class A	39,160	2,764
*	Aptiv plc	29,624	2,639
	DR Horton Inc.	37,302	2,469
	Ross Stores Inc.	35,144	2,468
	Tractor Supply Co.	12,514	2,426
*	Capri Holdings Ltd.	59,100	2,424
*	CarMax Inc.	26,265	2,376
*	Airbnb Inc. Class A	26,400	2,352
*	Ulta Beauty Inc.	5,996	2,311
*	NVR Inc.	569	2,278
*	Take-Two Interactive Software Inc.	18,064	2,213
	Paramount Global Class B	85,773	2,117
	Advance Auto Parts Inc.	10,965	1,898
*	Trade Desk Inc. Class A	43,953	1,841
*	AutoNation Inc.	16,312	1,823
	LKQ Corp.	36,460	1,790
*	Live Nation Entertainment Inc.	21,145	1,746
	Yum China Holdings Inc.	35,756	1,734
	Domino's Pizza Inc.	4,261	1,661
	MGM Resorts International	57,046	1,651
*	Delta Air Lines Inc.	52,100	1,509
	Best Buy Co. Inc.	21,906	1,428
*	Liberty Media Corp.-Liberty Formula One Class C	21,777	1,382
	AMERCO	2,887	1,381
	Service Corp. International	19,876	1,374
*	United Airlines Holdings Inc.	37,444	1,326
	Lear Corp.	10,522	1,325
*	Spotify Technology SA	13,409	1,258
*	ROBLOX Corp. Class A	37,400	1,229
	Sirius XM Holdings Inc.	196,880	1,207
	VF Corp.	26,400	1,166
	Gentex Corp.	39,660	1,109
*	Expedia Group Inc.	11,209	1,063
*	Burlington Stores Inc.	7,603	1,036
	Toll Brothers Inc.	22,801	1,017
*	Skechers USA Inc. Class A	28,459	1,013
	PulteGroup Inc.	25,300	1,003
*	Norwegian Cruise Line Holdings Ltd.	88,700	986
	News Corp. Class A	62,267	970
*	Alaska Air Group Inc.	23,400	937
	Garmin Ltd.	8,970	881
*	Etsy Inc.	11,895	871
*	Floor & Decor Holdings Inc. Class A	13,773	867
	Rollins Inc.	23,436	818
	PVH Corp.	14,290	813
	Tempur Sealy International Inc.	37,140	794
	Williams-Sonoma Inc.	7,089	787
*	American Airlines Group Inc.	61,900	785
	Thor Industries Inc.	9,533	712
	Harley-Davidson Inc.	22,100	700

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	Liberty Media Corp.-Liberty SiriusXM Class A	19,357	698
*	GameStop Corp. Class A	5,700	697
*	Las Vegas Sands Corp.	20,600	692
*	Under Armour Inc. Class C	89,592	679
*	Lucid Group Inc.	39,500	678
*	Terminix Global Holdings Inc.	16,325	664
	Dick's Sporting Goods Inc.	8,512	642
*	Penn National Gaming Inc.	20,700	630
	Fox Corp. Class B	20,400	606
*	Five Below Inc.	5,244	595
*	IAA Inc.	17,878	586
*	AMC Entertainment Holdings Inc. Class A	42,900	581
	BorgWarner Inc.	17,234	575
*	Planet Fitness Inc. Class A	8,000	544
	Whirlpool Corp.	3,182	493
*	Carnival Corp.	54,600	472
	Wendy's Co.	24,919	470
*	Lyft Inc. Class A	32,900	437
*	Liberty Media Corp.-Liberty SiriusXM Class C	11,800	425
	Pool Corp.	1,184	416
*	Madison Square Garden Sports Corp.	2,748	415
	Aramark	13,199	404
*	Rivian Automotive Inc. Class A	14,897	383
*	Wynn Resorts Ltd.	6,599	376
*	Ollie's Bargain Outlet Holdings Inc.	6,100	358
*	Grand Canyon Education Inc.	3,737	352
*	Mattel Inc.	15,775	352
*	Wayfair Inc. Class A	7,568	330
	Fox Corp. Class A	10,200	328
*	Liberty Media Corp.-Liberty Formula One Class A	5,563	323
	Lennar Corp. Class B	5,464	321
*	TripAdvisor Inc.	17,991	320
*	Royal Caribbean Cruises Ltd.	8,832	308
*	DraftKings Inc. Class A	26,000	303
	Vail Resorts Inc.	1,300	283
	Ralph Lauren Corp.	3,073	276
*	Bright Horizons Family Solutions Inc.	3,166	268
*	JetBlue Airways Corp.	31,108	260
	New York Times Co. Class A	8,914	249
*	Hyatt Hotels Corp. Class A	3,344	247
*	Peloton Interactive Inc. Class A	26,036	239
	Nielsen Holdings plc	10,100	235
*	Hertz Global Holdings Inc.	10,700	170
	Hasbro Inc.	1,600	131
	Nexstar Media Group Inc. Class A	800	130
*	Under Armour Inc. Class A	15,600	130
	Columbia Sportswear Co.	1,683	120
	Darden Restaurants Inc.	880	100
*	Copa Holdings SA Class A	1,462	93
*	Carvana Co.	4,031	91
*	Caesars Entertainment Inc.	1,900	73
	Hanesbrands Inc.	6,700	69
	Wyndham Hotels & Resorts Inc.	1,038	68
*	Playtika Holding Corp.	5,100	68
	Choice Hotels International Inc.	444	50
			494,638
Consumer Staples (2.8%)
	Procter & Gamble Co.	242,251	34,833
	Coca-Cola Co.	364,081	22,904
	PepsiCo Inc.	136,299	22,716
	CVS Health Corp.	117,445	10,882
	Mondelez International Inc. Class A	159,388	9,896
	Colgate-Palmolive Co.	104,741	8,394
	Kroger Co.	146,534	6,935
*	Monster Beverage Corp.	65,123	6,037
	Philip Morris International Inc.	58,903	5,816
	Kellogg Co.	75,601	5,393
	McKesson Corp.	15,695	5,120
	Constellation Brands Inc. Class A	19,643	4,578
		Shares	Market Value• ($000)
	Corteva Inc.	75,255	4,074
	Archer-Daniels-Midland Co.	51,573	4,002
	Kimberly-Clark Corp.	28,821	3,895
	General Mills Inc.	48,414	3,653
	Hershey Co.	16,603	3,572
	Sysco Corp.	38,967	3,301
	Church & Dwight Co. Inc.	35,278	3,269
	McCormick & Co. Inc. (Non-Voting)	36,470	3,036
	Campbell Soup Co.	58,400	2,806
	Tyson Foods Inc. Class A	30,613	2,635
	Walgreens Boots Alliance Inc.	64,118	2,430
	Molson Coors Beverage Co. Class B	42,400	2,311
*	Grocery Outlet Holding Corp.	52,300	2,230
*	Post Holdings Inc.	27,005	2,224
	Keurig Dr Pepper Inc.	62,282	2,204
	Conagra Brands Inc.	63,018	2,158
	Kraft Heinz Co.	56,229	2,145
	Brown-Forman Corp. Class A	31,619	2,139
	Brown-Forman Corp. Class B	30,438	2,136
	Hormel Foods Corp.	44,784	2,121
	AmerisourceBergen Corp.	14,106	1,996
	Altria Group Inc.	37,080	1,549
	J M Smucker Co.	11,951	1,530
	Clorox Co.	10,000	1,410
*	Darling Ingredients Inc.	16,400	981
*	Pilgrim's Pride Corp.	31,100	971
*	US Foods Holding Corp.	27,376	840
	Seaboard Corp.	189	734
	Lamb Weston Holdings Inc.	9,800	700
	Casey's General Stores Inc.	3,314	613
	Ingredion Inc.	6,341	559
	Bunge Ltd.	5,200	472
	Reynolds Consumer Products Inc.	12,100	330
*	Boston Beer Co. Inc. Class A	900	273
*	Freshpet Inc.	4,500	233
*	Olaplex Holdings Inc.	873	12
			213,048
Energy (2.0%)
	Exxon Mobil Corp.	323,778	27,728
	Chevron Corp.	158,142	22,896
	Devon Energy Corp.	214,218	11,806
	ConocoPhillips	108,540	9,748
	Continental Resources Inc.	119,715	7,823
	Occidental Petroleum Corp.	88,690	5,222
	Marathon Oil Corp.	225,300	5,065
	Schlumberger NV	130,300	4,660
	EOG Resources Inc.	41,056	4,534
	Cheniere Energy Inc.	31,747	4,223
	Marathon Petroleum Corp.	48,458	3,984
	Diamondback Energy Inc.	29,914	3,624
	Pioneer Natural Resources Co.	15,691	3,500
	Valero Energy Corp.	28,900	3,072
	Halliburton Co.	95,430	2,993
	Hess Corp.	25,949	2,749
	Coterra Energy Inc.	101,672	2,622
	Phillips 66	31,975	2,622
	EQT Corp.	72,232	2,485
*	Range Resources Corp.	99,510	2,463
*	Enphase Energy Inc.	11,500	2,245
	ChampionX Corp.	99,308	1,971
	Baker Hughes Co.	64,147	1,852
	Murphy Oil Corp.	59,729	1,803
	Texas Pacific Land Corp.	1,100	1,637
	ONEOK Inc.	28,464	1,580
	NOV Inc.	87,400	1,478
*	First Solar Inc.	17,966	1,224
	Williams Cos. Inc.	36,405	1,136
*	Southwestern Energy Co.	156,000	975
	HF Sinclair Corp.	20,892	943

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	Antero Resources Corp.	23,700	726
	Targa Resources Corp.	12,000	716
	APA Corp.	20,000	698
	Kinder Morgan Inc.	33,300	558
*	Plug Power Inc.	33,600	557
	DT Midstream Inc.	8,587	421
	Ovintiv Inc.	6,000	265
*	ChargePoint Holdings Inc.	8,400	115
			154,719
Financials (5.1%)
*	Berkshire Hathaway Inc. Class B	219,362	59,890
	JPMorgan Chase & Co.	287,472	32,372
	Bank of America Corp.	797,988	24,841
	Wells Fargo & Co.	342,759	13,426
	S&P Global Inc.	38,135	12,854
	Morgan Stanley	142,641	10,849
	Goldman Sachs Group Inc.	31,993	9,503
	Charles Schwab Corp.	143,457	9,064
	Citigroup Inc.	188,000	8,646
	Chubb Ltd.	40,099	7,883
	Marsh & McLennan Cos. Inc.	49,821	7,735
	Progressive Corp.	64,645	7,516
	Aon plc Class A	27,728	7,478
	BlackRock Inc.	10,561	6,432
	CME Group Inc.	30,418	6,227
	PNC Financial Services Group Inc.	37,095	5,852
*	SVB Financial Group	14,756	5,828
	Intercontinental Exchange Inc.	55,426	5,212
	Truist Financial Corp.	109,424	5,190
	US Bancorp	101,700	4,680
	Moody's Corp.	16,798	4,569
	Loews Corp.	75,457	4,472
	First Republic Bank	30,426	4,387
	Webster Financial Corp.	102,257	4,310
	Allstate Corp.	30,822	3,906
*	Markel Corp.	2,980	3,854
	Travelers Cos. Inc.	22,581	3,819
	MFA Financial Inc.	350,070	3,763
	Pinnacle Financial Partners Inc.	48,700	3,521
	MSCI Inc.	8,302	3,422
	Aflac Inc.	57,474	3,181
	MetLife Inc.	50,516	3,172
	Blackstone Inc.	34,600	3,157
*	Arch Capital Group Ltd.	65,827	2,994
	Willis Towers Watson plc	15,010	2,963
	Bank of New York Mellon Corp.	67,629	2,821
*	Alleghany Corp.	3,333	2,777
	M&T Bank Corp.	17,300	2,757
	Assured Guaranty Ltd.	43,927	2,451
	American International Group Inc.	47,800	2,444
	Ameriprise Financial Inc.	9,883	2,349
	Discover Financial Services	23,903	2,261
	First Citizens BancShares Inc. Class A	3,400	2,223
*	Brighthouse Financial Inc.	52,982	2,173
	Hartford Financial Services Group Inc.	31,442	2,057
	W R Berkley Corp.	28,873	1,971
	Arthur J Gallagher & Co.	10,997	1,793
	Citizens Financial Group Inc.	47,781	1,705
	Fifth Third Bancorp	50,575	1,699
	State Street Corp.	26,969	1,663
	FactSet Research Systems Inc.	4,244	1,632
	Globe Life Inc.	16,679	1,626
	Wintrust Financial Corp.	19,700	1,579
	Zions Bancorp NA	30,699	1,563
	East West Bancorp Inc.	23,855	1,546
	Raymond James Financial Inc.	17,151	1,533
	Brown & Brown Inc.	26,238	1,531
	White Mountains Insurance Group Ltd.	1,198	1,493
	Voya Financial Inc.	24,712	1,471
		Shares	Market Value• ($000)
	T. Rowe Price Group Inc.	12,074	1,372
	Reinsurance Group of America Inc.	11,595	1,360
	Regions Financial Corp.	66,902	1,254
	Nasdaq Inc.	8,023	1,224
	Ally Financial Inc.	35,254	1,181
	Prudential Financial Inc.	11,212	1,073
	KKR & Co. Inc.	22,800	1,055
	Assurant Inc.	5,942	1,027
*	Credit Acceptance Corp.	2,161	1,023
	Hanover Insurance Group Inc.	6,939	1,015
	KeyCorp	57,018	982
	Broadridge Financial Solutions Inc.	6,831	974
	MarketAxess Holdings Inc.	3,631	930
	Cboe Global Markets Inc.	7,925	897
	Commerce Bancshares Inc.	12,959	851
	Cincinnati Financial Corp.	7,091	844
	Popular Inc.	10,841	834
*	Coinbase Global Inc. Class A	16,500	776
	Lincoln National Corp.	16,530	773
	Everest Re Group Ltd.	2,700	757
	LPL Financial Holdings Inc.	4,000	738
	Apollo Global Management Inc.	15,074	731
	RenaissanceRe Holdings Ltd.	4,651	727
	Northern Trust Corp.	6,972	673
	Western Alliance Bancorp	9,230	652
	Jefferies Financial Group Inc.	21,416	591
	New York Community Bancorp Inc.	60,600	553
	SEI Investments Co.	9,913	535
	Huntington Bancshares Inc.	42,792	515
	Tradeweb Markets Inc. Class A	7,500	512
	Morningstar Inc.	1,882	455
	Kemper Corp.	9,300	445
	MGIC Investment Corp.	35,128	443
*	Robinhood Markets Inc. Class A	52,500	432
	Signature Bank	2,248	403
	CNA Financial Corp.	8,693	390
	FNB Corp.	31,970	347
*	SoFi Technologies Inc.	65,400	345
	Unum Group	9,127	310
	BOK Financial Corp.	4,040	305
	Primerica Inc.	2,200	263
	Interactive Brokers Group Inc. Class A	4,420	243
	Equitable Holdings Inc.	9,264	242
	Synovus Financial Corp.	6,525	235
	Bank OZK	6,200	233
	Erie Indemnity Co. Class A	872	168
	OneMain Holdings Inc.	4,339	162
	American Financial Group Inc.	972	135
	SLM Corp.	6,800	108
*	Upstart Holdings Inc.	2,800	89
	First Horizon Corp.	3,430	75
	Rocket Cos. Inc. Class A	10,100	74
	Franklin Resources Inc.	1,525	36
	Affiliated Managers Group Inc.	184	21
			386,474
Health Care (6.6%)
	Johnson & Johnson	271,487	48,192
	UnitedHealth Group Inc.	92,396	47,457
	Pfizer Inc.	532,307	27,909
	Eli Lilly & Co.	83,598	27,105
	Thermo Fisher Scientific Inc.	42,487	23,082
	AbbVie Inc.	148,696	22,774
	Merck & Co. Inc.	249,121	22,712
	Abbott Laboratories	164,134	17,833
	Danaher Corp.	65,315	16,559
	Bristol-Myers Squibb Co.	207,384	15,969
	Amgen Inc.	52,569	12,790
	Medtronic plc	125,846	11,295
	Elevance Health Inc.	23,239	11,215

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Cigna Corp.	40,282	10,615
	Zoetis Inc.	54,368	9,345
*	Vertex Pharmaceuticals Inc.	27,858	7,850
*	Intuitive Surgical Inc.	37,734	7,574
	Humana Inc.	13,882	6,498
*	Edwards Lifesciences Corp.	66,234	6,298
	Gilead Sciences Inc.	99,635	6,158
	Stryker Corp.	30,849	6,137
*	Regeneron Pharmaceuticals Inc.	10,303	6,090
	Becton Dickinson & Co.	24,312	5,994
*	Boston Scientific Corp.	146,273	5,452
*	IQVIA Holdings Inc.	23,471	5,093
*	Moderna Inc.	34,203	4,886
	HCA Healthcare Inc.	27,941	4,696
*	IDEXX Laboratories Inc.	12,149	4,261
*	Biogen Inc.	19,974	4,074
*	Centene Corp.	47,374	4,008
	Laboratory Corp. of America Holdings	15,797	3,702
	Agilent Technologies Inc.	29,707	3,528
	Baxter International Inc.	49,902	3,205
*	Veeva Systems Inc. Class A	15,633	3,096
*	Catalent Inc.	27,491	2,950
*	Acadia Healthcare Co. Inc.	43,032	2,910
*	Seagen Inc.	15,563	2,754
*	Illumina Inc.	14,310	2,638
*	Incyte Corp.	33,900	2,575
	Zimmer Biomet Holdings Inc.	23,470	2,466
*	Dexcom Inc.	32,216	2,401
	ResMed Inc.	11,300	2,369
*	Hologic Inc.	29,853	2,069
*	Molina Healthcare Inc.	7,010	1,960
*	Align Technology Inc.	8,178	1,936
	PerkinElmer Inc.	13,223	1,881
	STERIS plc	8,945	1,844
*	Horizon Therapeutics plc	22,902	1,827
*	Charles River Laboratories International Inc.	8,059	1,724
	Quest Diagnostics Inc.	12,819	1,705
	Bio-Techne Corp.	4,831	1,675
	Cooper Cos. Inc.	5,136	1,608
*	Bio-Rad Laboratories Inc. Class A	3,202	1,585
	Royalty Pharma plc Class A	37,700	1,585
	West Pharmaceutical Services Inc.	4,802	1,452
*	DaVita Inc.	17,119	1,369
*	Envista Holdings Corp.	34,520	1,330
*	United Therapeutics Corp.	5,593	1,318
*	Alnylam Pharmaceuticals Inc.	8,820	1,286
*	Elanco Animal Health Inc.	65,469	1,285
*	Neurocrine Biosciences Inc.	12,964	1,264
	Organon & Co.	36,472	1,231
*	Avantor Inc.	39,548	1,230
*	BioMarin Pharmaceutical Inc.	14,800	1,226
*	Jazz Pharmaceuticals plc	7,800	1,217
*	Sarepta Therapeutics Inc.	15,900	1,192
*	QIAGEN NV	23,457	1,107
*	ABIOMED Inc.	4,438	1,098
*	Masimo Corp.	8,149	1,065
	Teleflex Inc.	4,232	1,040
*	Exelixis Inc.	47,603	991
	Universal Health Services Inc. Class B	9,109	917
*	Insulet Corp.	4,022	877
	DENTSPLY SIRONA Inc.	23,785	850
*	Enovis Corp.	15,396	847
*	QuidelOrtho Corp.	7,200	700
*	Ionis Pharmaceuticals Inc.	16,500	611
	Chemed Corp.	1,300	610
*	Novocure Ltd.	7,900	549
*	Penumbra Inc.	4,163	518
*	Henry Schein Inc.	6,500	499
*	Exact Sciences Corp.	12,386	488
		Shares	Market Value• ($000)
	Premier Inc. Class A	12,944	462
*	Teladoc Health Inc.	13,300	442
	Cardinal Health Inc.	8,345	436
*	Novavax Inc.	6,600	339
*	10X Genomics Inc. Class A	7,000	317
*	Mirati Therapeutics Inc.	4,700	316
*	Amedisys Inc.	2,500	263
*	Signify Health Inc. Class A	18,700	258
*	Certara Inc.	11,900	255
*	Guardant Health Inc.	5,038	203
	Viatris Inc.	17,114	179
*	Integra LifeSciences Holdings Corp.	3,189	172
*	Syneos Health Inc.	2,300	165
*	Ginkgo Bioworks Holdings Inc.	58,000	138
	Encompass Health Corp.	2,416	135
*	Oak Street Health Inc.	7,300	120
	Perrigo Co. plc	2,600	105
	Bruker Corp.	1,500	94
*	Maravai LifeSciences Holdings Inc. Class A	2,500	71
*	Tandem Diabetes Care Inc.	1,000	59
			498,610
Industrials (6.0%)
	Visa Inc. Class A	171,885	33,842
	Mastercard Inc. Class A	88,286	27,852
	Accenture plc Class A	61,106	16,966
	Union Pacific Corp.	64,593	13,776
	Raytheon Technologies Corp.	130,588	12,551
	Honeywell International Inc.	69,897	12,149
	Lockheed Martin Corp.	26,092	11,218
	United Parcel Service Inc. Class B	56,034	10,228
	Caterpillar Inc.	53,918	9,638
	Deere & Co.	32,002	9,584
	American Express Co.	63,198	8,760
*	PayPal Holdings Inc.	115,147	8,042
	Automatic Data Processing Inc.	37,634	7,905
	Capital One Financial Corp.	72,192	7,522
*	Boeing Co.	54,581	7,462
	CSX Corp.	239,766	6,968
	General Electric Co.	108,937	6,936
*	Fiserv Inc.	76,439	6,801
	3M Co.	50,985	6,598
	Northrop Grumman Corp.	13,646	6,531
	Sherwin-Williams Co.	29,142	6,525
	Fidelity National Information Services Inc.	64,380	5,902
	Illinois Tool Works Inc.	32,230	5,874
	Norfolk Southern Corp.	24,666	5,606
	FedEx Corp.	23,837	5,404
	AMETEK Inc.	46,011	5,056
	Eaton Corp. plc	31,645	3,987
	Emerson Electric Co.	49,169	3,911
	Cintas Corp.	10,373	3,875
	Quanta Services Inc.	30,093	3,772
	Global Payments Inc.	33,431	3,699
	L3Harris Technologies Inc.	15,017	3,630
*	Mettler-Toledo International Inc.	3,121	3,585
	Vulcan Materials Co.	25,110	3,568
*	TransDigm Group Inc.	6,285	3,373
	Howmet Aerospace Inc.	105,166	3,307
*	Block Inc. Class A	52,508	3,227
	Martin Marietta Materials Inc.	10,626	3,180
	Fortive Corp.	55,223	3,003
	Otis Worldwide Corp.	41,684	2,946
*	Keysight Technologies Inc.	21,308	2,937
*	United Rentals Inc.	12,074	2,933
	General Dynamics Corp.	13,091	2,896
	PACCAR Inc.	34,414	2,834
*	Teledyne Technologies Inc.	7,464	2,800
	Trane Technologies plc	21,310	2,768
	Carrier Global Corp.	74,958	2,673

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	PPG Industries Inc.	22,949	2,624
*	Middleby Corp.	20,834	2,612
*	Waters Corp.	7,833	2,593
	Ball Corp.	37,125	2,553
	Parker-Hannifin Corp.	10,202	2,510
	Old Dominion Freight Line Inc.	9,621	2,466
*	Mohawk Industries Inc.	19,372	2,404
*	Berry Global Group Inc.	43,393	2,371
	Equifax Inc.	12,823	2,344
	AECOM	35,745	2,331
	Verisk Analytics Inc.	13,447	2,328
	Textron Inc.	36,284	2,216
	Rockwell Automation Inc.	10,862	2,165
	DuPont de Nemours Inc.	38,914	2,163
*	Zebra Technologies Corp. Class A	7,316	2,151
*	FleetCor Technologies Inc.	10,168	2,136
	Expeditors International of Washington Inc.	21,557	2,101
	Eagle Materials Inc.	18,979	2,087
*	Coherent Inc.	7,807	2,078
	Ingersoll Rand Inc.	48,482	2,040
	Crown Holdings Inc.	21,861	2,015
	Jacobs Engineering Group Inc.	15,658	1,991
	Xylem Inc.	25,125	1,964
	IDEX Corp.	10,462	1,900
	Carlisle Cos. Inc.	7,633	1,821
	HEICO Corp. Class A	17,003	1,792
*	Trimble Inc.	30,037	1,749
	Nordson Corp.	8,492	1,719
	Cummins Inc.	8,721	1,688
*	Kirby Corp.	27,000	1,643
	TransUnion	19,883	1,590
	BWX Technologies Inc.	27,902	1,537
*	Axalta Coating Systems Ltd.	65,920	1,457
	A O Smith Corp.	25,732	1,407
	JB Hunt Transport Services Inc.	8,852	1,394
	Huntington Ingalls Industries Inc.	6,396	1,393
	Dover Corp.	11,410	1,384
	Sealed Air Corp.	23,960	1,383
	AGCO Corp.	13,710	1,353
	Masco Corp.	26,716	1,352
*	Generac Holdings Inc.	5,974	1,258
	Stanley Black & Decker Inc.	11,796	1,237
	Fortune Brands Home & Security Inc.	20,487	1,227
	ITT Inc.	18,189	1,223
	WW Grainger Inc.	2,682	1,219
	Johnson Controls International plc	25,378	1,215
	Valmont Industries Inc.	5,396	1,212
	Allegion plc	12,151	1,190
	Synchrony Financial	41,089	1,135
	AptarGroup Inc.	10,645	1,099
	Paychex Inc.	9,200	1,048
	Oshkosh Corp.	12,558	1,031
	Packaging Corp. of America	7,444	1,024
	Owens Corning	13,342	991
	Toro Co.	13,011	986
	Jack Henry & Associates Inc.	5,432	978
	Lennox International Inc.	4,681	967
	Sensata Technologies Holding plc	22,433	927
	Landstar System Inc.	6,235	907
*	Gates Industrial Corp. plc	81,737	884
	Westrock Co.	21,293	848
*	Fair Isaac Corp.	2,040	818
	MKS Instruments Inc.	7,915	812
	Silgan Holdings Inc.	18,967	784
*	WEX Inc.	4,740	737
	Vontier Corp.	31,182	717
	Esab Corp.	15,396	674
*	Bill.com Holdings Inc.	6,100	671
	RPM International Inc.	8,489	668
		Shares	Market Value• ($000)
	Knight-Swift Transportation Holdings Inc. Class A	14,300	662
	Cognex Corp.	14,825	630
	Booz Allen Hamilton Holding Corp.	6,943	627
*	FTI Consulting Inc.	3,400	615
	Donaldson Co. Inc.	12,229	589
*	Axon Enterprise Inc.	6,300	587
*	XPO Logistics Inc.	11,342	546
	CH Robinson Worldwide Inc.	5,311	538
	Regal Rexnord Corp.	4,625	525
	Air Lease Corp. Class A	15,591	521
*	Mercury Systems Inc.	8,100	521
*	WESCO International Inc.	4,845	519
	Armstrong World Industries Inc.	6,812	511
	Westinghouse Air Brake Technologies Corp.	6,010	493
*	GXO Logistics Inc.	11,342	491
	Genpact Ltd.	11,065	469
	Lincoln Electric Holdings Inc.	3,765	464
	Pentair plc	10,087	462
	Graco Inc.	7,412	440
	Littelfuse Inc.	1,673	425
	Snap-on Inc.	2,097	413
*	Euronet Worldwide Inc.	3,992	402
	Robert Half International Inc.	5,000	374
	Spirit AeroSystems Holdings Inc. Class A	12,300	360
	Graphic Packaging Holding Co.	15,800	324
	nVent Electric plc	10,087	316
	Flowserve Corp.	10,413	298
	Schneider National Inc. Class B	13,062	292
	Curtiss-Wright Corp.	2,100	277
	MDU Resources Group Inc.	9,950	269
*	Shift4 Payments Inc. Class A	7,900	261
	Brunswick Corp.	3,628	237
*	Paylocity Holding Corp.	1,300	227
	Acuity Brands Inc.	1,392	214
	Hubbell Inc. Class B	1,100	196
	ManpowerGroup Inc.	2,450	187
	ADT Inc.	28,622	176
*	Affirm Holdings Inc. Class A	9,400	170
	HEICO Corp.	1,087	143
*	Trex Co. Inc.	2,600	141
	Ardagh Metal Packaging SA	12,900	79
	Woodward Inc.	800	74
			457,957
Real Estate (1.5%)
	American Tower Corp.	51,539	13,173
	Prologis Inc.	84,344	9,923
	Equinix Inc.	10,692	7,025
	Crown Castle International Corp.	41,238	6,944
	SBA Communications Corp.	21,594	6,911
	Public Storage	15,584	4,873
	Iron Mountain Inc.	73,597	3,583
*	CBRE Group Inc. Class A	44,701	3,290
	Digital Realty Trust Inc.	24,538	3,186
	American Homes 4 Rent Class A	80,325	2,847
	Welltower Inc.	33,263	2,739
	Weyerhaeuser Co.	79,446	2,631
*	CoStar Group Inc.	40,887	2,470
	VICI Properties Inc.	82,099	2,446
	Extra Space Storage Inc.	13,300	2,263
	Equity Residential	30,250	2,185
	Invitation Homes Inc.	60,807	2,163
	Duke Realty Corp.	38,219	2,100
	Realty Income Corp.	29,900	2,041
	Alexandria Real Estate Equities Inc.	13,830	2,006
	AvalonBay Communities Inc.	9,828	1,909
	Sun Communities Inc.	11,955	1,905
	Host Hotels & Resorts Inc.	116,499	1,827
*	Jones Lang LaSalle Inc.	10,212	1,786
	Mid-America Apartment Communities Inc.	9,294	1,623

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Simon Property Group Inc.	17,000	1,614
	Equity LifeStyle Properties Inc.	22,346	1,575
	Essex Property Trust Inc.	5,973	1,562
*	Howard Hughes Corp.	22,500	1,531
	Camden Property Trust	10,700	1,439
	Park Hotels & Resorts Inc.	90,100	1,223
	Ventas Inc.	19,000	977
	Rexford Industrial Realty Inc.	16,454	947
	American Campus Communities Inc.	13,787	889
*	Zillow Group Inc. Class A	27,047	860
	Healthpeak Properties Inc.	30,867	800
	Kimco Realty Corp.	40,000	791
	Apartment Income REIT Corp. Class A	17,807	741
	Boston Properties Inc.	7,581	674
	Lamar Advertising Co. Class A	7,467	657
	First Industrial Realty Trust Inc.	13,121	623
	JBG SMITH Properties	25,200	596
	UDR Inc.	12,695	584
	Kilroy Realty Corp.	10,852	568
	Douglas Emmett Inc.	20,790	465
	SL Green Realty Corp.	6,325	292
	Federal Realty OP LP	3,019	289
*	Opendoor Technologies Inc.	45,854	216
	Rayonier Inc.	5,100	191
	Medical Properties Trust Inc.	10,779	164
*	WeWork Inc.	12,944	65
	Life Storage Inc.	513	57
	STORE Capital Corp.	1,277	33
*	Zillow Group Inc. Class C	791	25
			114,297
Technology (12.3%)
	Apple Inc.	1,521,041	207,957
	Microsoft Corp.	744,290	191,156
*	Alphabet Inc. Class A	32,605	71,055
*	Alphabet Inc. Class C	25,864	56,576
*	Meta Platforms Inc. Class A	234,872	37,873
	NVIDIA Corp.	240,560	36,467
*	Adobe Inc.	48,424	17,726
	Broadcom Inc.	35,641	17,315
*	Salesforce Inc.	97,985	16,171
	Intel Corp.	407,136	15,231
	Texas Instruments Inc.	92,993	14,288
	QUALCOMM Inc.	108,410	13,848
	Oracle Corp.	178,205	12,451
*	Advanced Micro Devices Inc.	158,279	12,104
	Intuit Inc.	27,626	10,648
	International Business Machines Corp.	69,903	9,870
*	ServiceNow Inc.	20,073	9,545
	Applied Materials Inc.	90,715	8,253
	Analog Devices Inc.	50,426	7,367
	Micron Technology Inc.	127,810	7,065
	Lam Research Corp.	14,110	6,013
	Roper Technologies Inc.	14,570	5,750
*	Synopsys Inc.	17,230	5,233
*	Cadence Design Systems Inc.	33,815	5,073
*	Palo Alto Networks Inc.	9,707	4,795
*	Autodesk Inc.	25,262	4,344
	Amphenol Corp. Class A	65,560	4,221
	HP Inc.	119,671	3,923
*	ON Semiconductor Corp.	72,209	3,633
	Cognizant Technology Solutions Corp. Class A	53,318	3,598
*	Fortinet Inc.	60,810	3,441
	KLA Corp.	10,117	3,228
*	Crowdstrike Holdings Inc. Class A	19,000	3,203
	VMware Inc. Class A	27,838	3,173
*	Zoom Video Communications Inc. Class A	27,471	2,966
*	Workday Inc. Class A	20,547	2,868
*	Twitter Inc.	74,635	2,791
	Marvell Technology Inc.	62,986	2,742
		Shares	Market Value• ($000)
*	Snowflake Inc. Class A	18,261	2,539
*	Datadog Inc. Class A	25,886	2,465
	Microchip Technology Inc.	40,540	2,355
*	Atlassian Corp. plc Class A	12,259	2,297
*	VeriSign Inc.	13,621	2,279
*	Akamai Technologies Inc.	24,901	2,274
	Corning Inc.	68,131	2,147
*	ANSYS Inc.	8,869	2,122
*	Gartner Inc.	8,596	2,079
*	Arrow Electronics Inc.	17,906	2,007
*	Western Digital Corp.	42,932	1,925
*	Match Group Inc.	27,592	1,923
	Teradyne Inc.	19,532	1,749
	Monolithic Power Systems Inc.	4,544	1,745
*	Twilio Inc. Class A	19,930	1,670
*	F5 Inc.	10,875	1,664
	Dell Technologies Inc. Class C	35,464	1,639
	Hewlett Packard Enterprise Co.	120,529	1,598
	Skyworks Solutions Inc.	17,100	1,584
*	Palantir Technologies Inc. Class A	173,734	1,576
*	EPAM Systems Inc.	5,126	1,511
*	Black Knight Inc.	22,712	1,485
	CDW Corp.	8,857	1,396
*	HubSpot Inc.	4,558	1,370
*	MongoDB Inc.	5,194	1,348
*	NCR Corp.	42,803	1,332
	Citrix Systems Inc.	13,559	1,318
*	Paycom Software Inc.	4,651	1,303
*	Splunk Inc.	14,265	1,262
	Entegris Inc.	13,565	1,250
*	Zscaler Inc.	8,330	1,245
*	GoDaddy Inc. Class A	17,857	1,242
*	Okta Inc.	13,316	1,204
*	Wolfspeed Inc.	18,851	1,196
*	DoorDash Inc. Class A	18,050	1,158
*	PTC Inc.	10,669	1,135
*	DocuSign Inc.	19,625	1,126
	SS&C Technologies Holdings Inc.	18,747	1,089
	Amdocs Ltd.	12,400	1,033
*	Qorvo Inc.	10,765	1,015
*	Tyler Technologies Inc.	2,891	961
*	Change Healthcare Inc.	41,366	954
*	Dropbox Inc. Class A	45,060	946
*	Cloudflare Inc. Class A	21,300	932
*	Zendesk Inc.	12,076	894
	Leidos Holdings Inc.	8,850	891
*	Pinterest Inc. Class A	49,000	890
*	Unity Software Inc.	20,841	767
*	CACI International Inc. Class A	2,700	761
*	Manhattan Associates Inc.	6,606	757
*	Teradata Corp.	19,986	740
*	Pure Storage Inc. Class A	28,105	723
*	Globant SA	4,076	709
*	DXC Technology Co.	22,350	677
*	Clarivate plc	48,300	669
*	Lattice Semiconductor Corp.	13,583	659
*	IPG Photonics Corp.	6,521	614
*	Ceridian HCM Holding Inc.	12,978	611
*	Five9 Inc.	6,700	611
*	IAC/InterActiveCorp	8,045	611
	Dolby Laboratories Inc. Class A	8,275	592
	NetApp Inc.	8,971	585
	NortonLifeLock Inc.	24,339	535
*	Dynatrace Inc.	13,170	519
*	AppLovin Corp. Class A	14,900	513
*	Aspen Technology Inc.	2,762	507
*	UiPath Inc. Class A	26,100	475
*	Dun & Bradstreet Holdings Inc.	31,300	470
	Jabil Inc.	8,300	425

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Universal Display Corp.	4,186	423
*	Avalara Inc.	5,451	385
	CDK Global Inc.	6,503	356
	Bentley Systems Inc. Class B	10,252	341
*	Guidewire Software Inc.	4,686	333
*	Alteryx Inc. Class A	6,200	300
*	Elastic NV	3,518	238
	Concentrix Corp.	1,700	231
*	Wix.com Ltd.	3,500	229
*	Cirrus Logic Inc.	3,122	226
*	Coupa Software Inc.	3,500	200
*	Mandiant Corp.	9,171	200
*	II-VI Inc.	3,900	199
*	Toast Inc. Class A	14,300	185
*	Kyndryl Holdings Inc.	18,380	180
*	RingCentral Inc. Class A	3,330	174
*	Nutanix Inc. Class A	11,790	173
	TD SYNNEX Corp.	1,700	155
*	nCino Inc.	3,800	118
*	Smartsheet Inc. Class A	3,300	104
*	New Relic Inc.	2,000	100
	Pegasystems Inc.	1,468	70
	National Instruments Corp.	2,211	69
			933,603
Telecommunications (1.3%)
	Verizon Communications Inc.	361,307	18,336
	Comcast Corp. Class A	449,583	17,642
	Cisco Systems Inc.	398,141	16,977
*	T-Mobile US Inc.	82,893	11,152
	AT&T Inc.	528,884	11,085
*	Charter Communications Inc. Class A	15,028	7,041
	Motorola Solutions Inc.	15,378	3,223
*	Arista Networks Inc.	33,504	3,141
*	Liberty Broadband Corp. Class C	26,422	3,055
*	Liberty Broadband Corp. Class A	12,998	1,476
*	Ciena Corp.	27,679	1,265
*	Roku Inc.	12,132	997
*	Frontier Communications Parent Inc.	38,000	895
*	DISH Network Corp. Class A	45,133	809
*	Altice USA Inc. Class A	60,500	560
	Ubiquiti Inc.	1,484	368
*	Viasat Inc.	11,500	352
	Cable One Inc.	240	309
*	Lumentum Holdings Inc.	3,800	302
			98,985
Utilities (1.6%)
	NextEra Energy Inc.	206,740	16,014
	American Water Works Co. Inc.	73,056	10,869
	Southern Co.	98,416	7,018
	Dominion Energy Inc.	87,209	6,960
	Duke Energy Corp.	59,772	6,408
	Consolidated Edison Inc.	58,005	5,516
	Waste Management Inc.	33,651	5,148
	Xcel Energy Inc.	63,684	4,506
	Ameren Corp.	46,342	4,187
	American Electric Power Co. Inc.	43,400	4,164
	Sempra Energy	26,229	3,941
*	Clean Harbors Inc.	41,000	3,594
	WEC Energy Group Inc.	31,059	3,126
	Public Service Enterprise Group Inc.	47,759	3,022
	Exelon Corp.	65,800	2,982
	Essential Utilities Inc.	58,986	2,705
*	PG&E Corp.	251,400	2,509
	FirstEnergy Corp.	61,869	2,375
	Constellation Energy Corp.	39,233	2,247
	CenterPoint Energy Inc.	74,954	2,217
	Eversource Energy	25,887	2,187
	DTE Energy Co.	17,175	2,177
				Shares	Market Value• ($000)
	Republic Services Inc.			16,510	2,161
	PPL Corp.			60,316	1,636
	Atmos Energy Corp.			14,145	1,586
	National Fuel Gas Co.			23,728	1,567
	Alliant Energy Corp.			24,226	1,420
	CMS Energy Corp.			20,227	1,365
	Edison International			21,417	1,354
	AES Corp.			62,769	1,319
	NiSource Inc.			42,649	1,258
	Vistra Corp.			51,991	1,188
	Entergy Corp.			10,412	1,173
	NRG Energy Inc.			28,315	1,081
	Pinnacle West Capital Corp.			11,900	870
	OGE Energy Corp.			19,986	771
*	Stericycle Inc.			15,477	679
	UGI Corp.			15,661	605
*	Sunrun Inc.			21,200	495
	Brookfield Renewable Corp.			8,800	313
	Evergy Inc.			3,535	231
	Avangrid Inc.			2,345	108
					125,052
Total Common Stocks (Cost $1,702,652)					3,538,179
		Coupon	Maturity Date	Face Amount ($000)
Tax-Exempt Municipal Bonds (53.3%)
Alabama (1.4%)
	Alabama Economic Settlement Authority BP Settlement Revenue	4.000%	9/15/33	500	502
	Alabama Federal AID Highway Finance Authority Bonds Prere.	5.000%	9/1/22	3,230	3,248
	Alabama Federal AID Highway Finance Authority Special Obligation Revenue ETM	5.000%	9/1/25	3,525	3,832
	Alabama Incentives Financing Authority Special Obligation Revenue Prere.	5.000%	9/1/22	380	382
[1]	Alabama State Corrections Institution Finance Authority Revenue	5.000%	7/1/31	1,100	1,244
	Alabama State Public School & College Authority Capital Improvement & Refunding Bonds	5.000%	1/1/27	5,000	5,258
	Alabama State Public School & College Authority Capital Improvement & Refunding Bonds	5.000%	11/1/39	2,500	2,813
	Alabama State Public School & College Authority Tax-Exempt Capital Improvement & Refunding Bonds	4.000%	11/1/36	6,000	6,121
	Birmingham-Jefferson AL Civic Center Authority Special Tax Revenue	5.000%	7/1/31	1,125	1,225
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	1,555	1,582
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/25	845	857
[2]	Black Belt Energy Gas District Alabama Gas Project Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	1.560%	10/1/27	3,750	3,753
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 6) PUT	4.000%	12/1/26	2,030	2,055

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 7) PUT	4.000%	12/1/26	8,095	8,193
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 8) PUT	4.000%	12/1/29	6,475	6,483
[3]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	7/1/22	430	430
[1]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/27	1,250	1,287
[3]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	12/1/31	12,365	12,539
	Huntsville AL Electric System Revenue	5.000%	12/1/30	510	560
	Huntsville AL GO	5.000%	5/1/35	1,125	1,245
	Huntsville AL GO	5.000%	5/1/38	1,860	2,085
	Huntsville AL Health Care Authority Revenue	5.000%	6/1/35	780	833
	Huntsville AL Water System Revenue	5.000%	11/1/27	1,070	1,210
	Jefferson County AL Revenue	5.000%	9/15/29	1,470	1,614
	Jefferson County AL Revenue	5.000%	9/15/33	1,000	1,086
	Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	518
[4]	Jefferson County AL Sewer Revenue	0.000%	10/1/25	500	455
	Lower AL Gas District Gas Project Revenue	5.000%	9/1/34	2,000	2,146
	Lower AL Gas District Gas Project Revenue PUT	4.000%	12/1/25	2,150	2,182
	Montgomery AL GO	4.000%	12/1/36	400	400
	Montgomery AL GO	4.000%	12/1/39	450	450
	Orange Beach AL Water Sewer & Fire Protection Authority Revenue	4.000%	5/15/38	3,500	3,511
	Pell City AL Special Care Facilities Financing Authority Revenue (Noland Health Services Inc.)	5.000%	12/1/30	2,000	2,219
	Pell City AL Special Care Facilities Financing Authority Revenue (Noland Health Services Inc.)	4.000%	12/1/34	2,000	2,006
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	4/1/24	6,810	6,896
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	6/1/24	1,515	1,530
	Southeast Energy Authority A Cooperative District Commodity Supply Revenue (Project No. 1) PUT	4.000%	10/1/28	7,375	7,421
	Southeast Energy Authority A Cooperative District Commodity Supply Revenue (Project No. 2) PUT	4.000%	12/1/31	5,420	5,396
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/27	530	584
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/28	1,090	1,192
	University of Alabama General Revenue	3.000%	7/1/36	1,085	998
[4]	University of South Alabama University Facilities Revenue	5.000%	11/1/23	740	769
					109,110
Alaska (0.1%)
	Alaska Housing Finance Corp. Revenue	5.000%	12/1/35	1,500	1,664
[1]	Alaska Housing Finance Corp. State Capital Project	5.000%	6/1/31	1,095	1,237
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Alaska Housing Finance Corp. State Capital Project	5.000%	6/1/34	1,285	1,416
	Alaska Municipal Bond Bank Authority GO	5.000%	12/1/37	3,000	3,311
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/31	1,345	1,427
	Municipality of Anchorage GO	4.000%	9/1/36	785	818
					9,873
Arizona (0.9%)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/30	675	724
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/31	545	569
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/34	755	860
	Arizona COP ETM	5.000%	10/1/26	2,000	2,222
	Arizona Excise Taxes Obligations Revenue	1.500%	7/1/29	600	519
	Arizona Excise Taxes Obligations Revenue	2.100%	7/1/36	1,000	775
[5]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.375%	7/1/25	180	184
[5]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.500%	7/1/26	100	103
[5]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.625%	7/1/27	265	275
[5]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.750%	7/1/28	305	320
	Arizona Industrial Development Authority Revenue (Greathearts Arizona Projects)	3.000%	7/1/37	695	603
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	11/1/28	1,290	1,439
	Arizona Industrial Development Authority Revenue (Phoenix Children's Hospital)	5.000%	2/1/36	1,765	1,932
[6]	Arizona Sports & Tourism Authority Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/31	3,000	3,373
	Arizona State Transportation Board Highway Revenue	5.000%	7/1/28	2,500	2,740
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/36	1,620	1,741
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23	2,155	2,225
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/24	2,110	2,233
	Arizona Transportation Board Highway Revenue	5.000%	7/1/22	2,210	2,210
	Arizona Transportation Board Highway Revenue	5.000%	7/1/32	1,025	1,113
	Arizona Transportation Board Highway Revenue	5.000%	7/1/33	1,000	1,084
	Arizona Transportation Board Highway Revenue Prere.	5.000%	7/1/22	500	500
	Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/27	1,000	1,059
	Glendale City AZ Excise Tax Refunding Obligations Revenue	5.000%	7/1/28	1,785	1,993
	La Paz County AZ Industrial Development Authority Education Facility Lease Revenue (Harmony Public Schools Project)	5.000%	2/15/31	100	104
	Maricopa County AZ Elementary School District No. 14 (Creighton) GO	3.000%	7/1/32	1,000	968

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Maricopa County AZ Industrial Development Authority Education Revenue (Legacy Traditional Schools Projects)	3.000%	7/1/31	650	562
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/33	830	886
	Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	2.400%	6/1/35	1,000	775
	Maricopa County AZ School District No. 83	3.000%	10/1/39	1,000	793
	Maricopa County AZ Unified School District No. 4 (Mesa) GO	5.000%	7/1/24	1,730	1,829
[7,8]	Phoenix AZ Civic Improvement Corp. Distribution Revenue	5.500%	7/1/42	1,500	1,846
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue ETM	5.000%	7/1/22	1,145	1,145
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/22	2,290	2,290
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/27	1,295	1,424
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	4.000%	7/1/28	2,015	2,073
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/22	1,260	1,260
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/23	2,040	2,107
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/26	2,520	2,661
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/35	1,900	2,055
	Phoenix AZ Civic Improvement Corp. Water System Revenue	4.000%	7/1/41	1,000	1,003
	Phoenix AZ GO	5.000%	7/1/31	1,500	1,764
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/27	300	315
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/28	250	262
[5]	Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Project)	4.000%	6/15/31	1,050	987
	Pima County AZ Industrial Development Authority Revenue (Tucson Medical Center)	4.000%	4/1/38	1,040	1,011
	Pima County AZ Sewer System Revenue	5.000%	7/1/24	1,105	1,168
	Pima County AZ Sewer System Revenue	5.000%	7/1/25	1,000	1,032
	Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public Transportation)	5.250%	7/1/24	1,125	1,196
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/36	1,540	1,671
	Salt River Project Arizona Agricultural Improvement & Power District Revenue (Arizona Salt Projects Electric System)	5.000%	1/1/24	1,210	1,267
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	910	958
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	640	699
	Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/37	855	918
					67,825
Arkansas (0.2%)
	Arkansas Development Finance Authority Health Care Revenue Baptist Memorial Health Care Corp.	5.000%	9/1/32	2,000	2,131
	Arkansas Federal Highway Revenue GO	3.000%	4/1/24	5,000	5,014
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/29	1,075	1,169
[6]	Springdale AR Sales & Use Revenue	5.000%	4/1/37	1,000	1,045
	Springdale AR School District No. 50 GO	3.000%	6/1/32	1,000	941
	University of Arkansas Revenue	5.000%	11/1/24	850	903
	University of Arkansas Revenue	5.000%	11/1/30	775	848
	University of Arkansas Revenue	5.000%	4/1/38	1,000	1,108
					13,159
California (5.3%)
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities) ETM	5.000%	7/1/22	500	500
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities) Prere.	5.000%	7/1/22	2,800	2,800
[4]	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,135	1,255
[9]	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	740	529
[10]	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/32	2,070	1,391
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/37	1,000	1,030
	Bakersfield CA Wastewater Revenue	5.000%	9/15/27	300	325
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/33	1,000	1,033
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/37	820	823
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) Prere.	5.000%	4/1/23	1,000	1,025
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	2,950	2,882
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	985	982
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26	2,000	1,975
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	985	983
[2]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.300%	1.210%	4/1/27	1,000	967
[2]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.410%	1.320%	4/1/28	1,000	967

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.810%	5/1/23	1,000	1,001
[1]	Bay Area Water Supply & Conservation Agency CA Revenue (Capital Cost Recovery Prepayment Program)	5.000%	10/1/33	1,000	1,122
[9]	Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project AB)	0.000%	8/1/29	1,000	782
	California Community Choice Financing Authority Revenue PUT	4.000%	12/1/27	3,325	3,390
[1]	California Community Choice Financing Authority Revenue PUT	4.000%	8/1/28	3,170	3,206
	California Community Choice Financing Authority Revenue PUT	4.000%	8/1/31	2,985	2,983
	California Educational Facilities Authority Revenue	5.000%	3/15/39	15	18
	California Educational Facilities Authority Revenue	5.000%	6/1/43	1,995	2,370
	California GO	5.000%	8/1/22	1,000	1,003
	California GO	5.000%	9/1/22	1,805	1,816
	California GO	5.000%	12/1/22	1,025	1,041
	California GO	5.000%	9/1/23	1,750	1,817
	California GO	5.000%	11/1/23	1,155	1,205
	California GO	5.000%	4/1/24	2,000	2,108
	California GO	5.000%	10/1/24	2,000	2,131
	California GO	5.000%	12/1/24	2,000	2,139
	California GO	5.000%	3/1/26	660	709
	California GO	5.000%	4/1/26	2,000	2,200
	California GO	5.000%	4/1/27	2,000	2,241
	California GO	5.000%	4/1/27	1,000	1,121
	California GO	3.500%	8/1/27	1,515	1,562
	California GO	5.000%	4/1/28	5,125	5,825
	California GO	5.000%	4/1/28	1,000	1,137
	California GO	5.000%	4/1/29	1,000	1,152
	California GO	5.000%	9/1/29	455	499
	California GO	5.000%	9/1/29	1,000	1,158
	California GO	5.000%	10/1/29	5,000	5,794
	California GO	5.000%	11/1/29	1,700	1,767
	California GO	5.000%	9/1/30	1,500	1,751
	California GO	5.000%	11/1/30	5,000	5,848
	California GO	5.000%	4/1/31	1,000	1,173
	California GO	4.000%	8/1/31	1,675	1,735
	California GO	5.000%	4/1/32	2,500	2,844
	California GO	5.000%	9/1/32	1,000	1,178
	California GO	5.000%	10/1/32	1,875	1,983
	California GO	4.000%	8/1/33	1,520	1,548
	California GO	5.000%	8/1/33	2,865	3,105
	California GO	4.000%	9/1/33	2,000	2,037
	California GO	3.000%	10/1/34	2,725	2,456
	California GO	5.000%	11/1/34	1,340	1,542
	California GO	5.000%	3/1/35	2,000	2,270
	California GO	5.000%	4/1/35	210	234
	California GO	3.000%	10/1/35	1,815	1,617
	California GO	5.000%	11/1/35	5,000	5,721
	California GO	4.000%	3/1/36	2,000	2,016
	California GO	4.000%	10/1/36	1,000	1,009
	California GO	4.000%	10/1/36	1,155	1,166
	California GO	5.000%	9/1/41	5,000	5,631
	California GO	4.000%	10/1/41	1,000	1,002
	California GO	4.000%	4/1/42	1,000	1,001
	California GO	5.000%	4/1/42	500	539
	California Health Facilities Financing Authority Revenue Prere.	5.000%	10/1/25	795	865
	California Health Facilities Financing Authority Revenue PUT	5.000%	10/1/25	895	958
	California Health Facilities Financing Authority Revenue PUT	5.000%	11/1/29	5,250	5,951
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/23	1,325	1,354
	California Health Facilities Financing Authority Revenue (Cedars-Sinai Health System)	5.000%	8/15/41	1,890	2,085
	California Health Facilities Financing Authority Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,000	1,011
	California Health Facilities Financing Authority Revenue (Common Spirit Health)	4.000%	4/1/37	1,000	971
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	795	804
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	4.000%	10/1/24	1,195	1,225
	California Health Facilities Financing Authority Revenue (Stanford Hospital & Clinics) Prere.	5.000%	8/15/22	2,000	2,009
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36	1,000	1,061
	California Housing Finance Agency Municipal Certificates	3.750%	3/25/35	2,477	2,479
	California Housing Finance Agency Municipal Certificates	3.500%	11/20/35	982	916
	California Housing Finance Agency Municipal Certificates	3.250%	8/20/36	496	451
[8]	California Infrastructure & Economic Development Bank Revenue (Bay Area Toll Bridges Seismic Retrofit) Prere.	5.000%	1/1/28	500	559
[2]	California Infrastructure & Economic Development Bank Revenue (California Academy of Sciences) PUT, SIFMA Municipal Swap Index Yield + 0.350%	1.260%	8/1/24	1,000	988
	California Infrastructure & Economic Development Bank Revenue (County Museum of Art Project) PUT	1.200%	6/1/28	1,000	874
	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/30	965	1,040
	California Public Works Board Lease Revenue (Davidson Library) Prere.	5.000%	3/1/23	20	20
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/26	1,200	1,271
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/28	300	306
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/26	2,500	2,658
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	2/1/31	2,000	2,329
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/31	1,000	1,012
[4]	California School Facilities Financing Authority Revenue (Los Angeles County)	0.000%	8/1/49	1,975	469
	California State Department of Water Resources Central Valley Project Revenue	5.000%	12/1/30	5,425	6,351
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/22	1,000	1,003

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/29	1,000	1,151
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/30	1,000	1,161
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/32	1,000	1,012
[1]	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/34	340	386
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/36	2,000	2,255
	California State University Systemwide Revenue	5.000%	11/1/32	1,000	1,072
	California State University Systemwide Revenue	5.000%	11/1/32	2,815	3,069
	California State University Systemwide Revenue	5.000%	11/1/35	2,000	2,160
	California State University Systemwide Revenue	5.000%	11/1/37	1,000	1,063
	California State University Systemwide Revenue	5.000%	11/1/41	1,400	1,476
	California State University Systemwide Revenue Prere.	5.000%	11/1/22	1,000	1,012
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	40	43
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	165	176
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	1,970	2,104
	California Statewide Communities Development Authority Pollution Control Revenue (Southern Edison Co.)	1.750%	9/1/29	1,000	850
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	5.000%	11/1/29	2,250	2,551
[5]	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/28	400	412
[4]	Centinela Valley CA Union High School District GO	4.000%	8/1/29	1,035	1,083
	Chabot-Las Positas CA Community College District GO Prere.	5.000%	8/1/23	1,000	1,035
	Chaffey CA Community College District GO	5.000%	6/1/23	850	876
[4]	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/30	800	861
	Chino Valley Unified School District GO	0.000%	8/1/31	600	431
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.500%	9/1/27	970	1,003
[11]	Citrus CA Community College District GO, 5.000% coupon rate effective 2/1/2023 Prere.	0.000%	2/1/24	1,000	1,019
	Contra Costa CA Community College District GO Prere.	5.000%	8/1/23	1,000	1,035
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/33	1,000	1,039
	Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1) ETM	5.000%	9/1/22	970	976
[5]	CSCDA Community Improvement Authority Revenue	2.650%	12/1/46	1,000	787
[5]	CSCDA Community Improvement Authority Revenue	2.450%	2/1/47	900	703
[5]	CSCDA Community Improvement Authority Revenue	3.500%	5/1/47	500	413
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	East Bay CA Municipal Utility District Wastewater System Revenue	5.000%	6/1/34	1,375	1,463
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/42	2,875	3,106
[4]	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/32	1,000	961
	East Side CA Union High School District Santa Clara County GO	2.000%	8/1/33	1,000	841
[2]	Eastern Municipal Water & Wastewater Revenue PUT, SIFMA Municipal Swap Index Yield + 0.100%	1.010%	7/1/24	300	297
[11]	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 6.200% coupon rate effective 1/15/2024	0.000%	1/15/29	1,390	1,461
	Gavilan CA Joint Community College District GO	5.000%	8/1/28	1,000	1,078
	Golden State Tobacco Securitization Corp. California Revenue ETM	5.000%	6/1/25	500	541
[9]	Golden State Tobacco Securitization Corp. California Revenue ETM	0.000%	6/1/27	2,070	1,833
	Golden State Tobacco Securitization Corp. California Revenue Prere.	5.000%	6/1/25	1,140	1,234
	Golden State Tobacco Securitization Corp. California Revenue Prere.	5.000%	6/1/28	3,595	4,094
	Grossmont CA Healthcare District GO	4.000%	7/15/40	2,000	1,955
	La Quinta CA Redevelopment Agency Tax Allocation Revenue Prere.	5.000%	9/1/23	1,500	1,556
	La Quinta CA Redevelopment Agency Tax Allocation Revenue Prere.	5.000%	9/1/24	1,000	1,064
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/23	435	449
[7]	Long Beach CA Unified School District GO	0.000%	8/1/24	1,290	1,221
	Los Angeles CA Community College District GO	5.000%	8/1/24	1,015	1,077
	Los Angeles CA Community College District GO Prere.	4.000%	8/1/23	2,000	2,049
	Los Angeles CA Community College District GO Prere.	4.000%	8/1/24	1,000	1,041
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/27	1,670	1,862
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/31	2,000	2,277
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/34	2,000	2,237
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	400	454
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/36	2,000	2,023
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/36	370	375
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/39	1,000	1,105
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/40	2,055	2,050
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/41	1,400	1,540
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	2,500	2,901

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	5,000	5,670
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,375	1,495
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	1,330	1,469
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,069
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,695	1,873
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	2,500	2,863
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,149
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,000	1,077
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,145	1,259
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	500	540
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	2,550	2,803
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	1,000	1,130
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	2,635	2,977
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	1,005	1,140
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	1,880	2,129
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	2,000	2,122
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	2,500	2,799
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,400	1,547
	Los Angeles CA Unified School District GO	4.000%	7/1/35	2,250	2,307
	Los Angeles CA Unified School District GO	4.000%	7/1/40	1,000	995
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,755	1,910
[1]	Los Angeles County CA Community Facilities District No. 2021-01	5.000%	9/1/42	1,800	1,839
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/26	500	501
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/29	1,250	1,253
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/30	1,000	1,164
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/35	1,200	1,365
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/39	1,000	1,125
[6]	Los Angeles County CA School District GO	5.000%	7/1/36	1,000	1,095
	Los Angeles County CA Unified School District GO	5.000%	7/1/31	1,000	1,132
	Metropolitan Water District of Southern California Waterworks GO	5.000%	3/1/32	820	946
[1]	Metropolitan Water District of Southern California Waterworks Revenue	5.000%	10/1/29	1,000	1,165
[1]	Metropolitan Water District of Southern California Waterworks Revenue	5.000%	10/1/33	1,250	1,485
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Water District of Southern California Waterworks Revenue	5.000%	7/1/40	1,000	1,117
[2]	Metropolitan Water District of Southern California Waterworks Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	1.050%	5/21/24	500	499
[2]	Metropolitan Water District of Southern California Waterworks Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	1.050%	5/21/24	500	499
[2]	Metropolitan Water District of Southern California Waterworks Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	1.050%	5/21/24	500	499
	Milpitas CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,130	1,210
	M-S-R CA Energy Authority Gas Revenue	6.500%	11/1/39	555	685
	Napa Valley CA Community College District GO	4.000%	8/1/32	1,090	1,121
	Napa Valley CA Unified School District GO Prere.	4.000%	8/1/23	1,690	1,732
	Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	484
	Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/22	500	503
[6]	Oakland CA Unified School District GO	4.000%	8/1/39	1,000	994
	Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/33	1,035	1,162
[10]	Palomar Pomerado Health California GO	0.000%	8/1/22	1,000	998
[7]	Palomar Pomerado Health California GO	0.000%	8/1/26	1,040	908
[7]	Palomar Pomerado Health California GO	0.000%	8/1/30	2,000	1,464
[7]	Palomar Pomerado Health California GO	0.000%	8/1/32	740	498
	Peninsula Corridor Joint Powers Board CA Measure RR Sales Tax Revenue (Green Bonds - Climate Bond Certified)	5.000%	6/1/42	1,530	1,737
[4]	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,375	1,495
	Regents of the University of California Medical Center Pooled Revenue	5.000%	5/15/37	2,000	2,237
	Regents of the University of California Medical Center Pooled Revenue	5.000%	5/15/39	2,000	2,226
	Riverside CA Electric Revenue	5.000%	10/1/32	1,830	2,057
	Riverside County CA Transportation Commission Sales Tax Revenue Prere.	5.250%	6/1/23	1,000	1,032
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/30	2,415	1,729
	Riverside County CA Transportation Commission Toll Revenue	4.000%	6/1/38	320	313
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/23	340	345
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/25	325	339
[6]	Sacramento CA City Financing Authority Revenue	5.000%	12/1/22	760	771
[10]	Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	1,815	1,328
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/25	495	537

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/27	575	621
[4]	San Bernardino CA Community College District GO	0.000%	8/1/22	1,000	999
	San Diego CA Community College District GO Prere.	5.000%	8/1/23	1,000	1,035
	San Diego CA Public Facilities Financing Authority Revenue	5.000%	5/15/39	1,925	2,190
[4]	San Diego CA Unified School District GO	5.500%	7/1/27	520	596
	San Diego CA Unified School District GO	0.000%	7/1/28	370	303
	San Diego CA Unified School District GO	0.000%	7/1/29	440	345
	San Diego CA Unified School District GO	0.000%	7/1/30	250	187
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	320	280
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	80	70
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	100	88
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	70	59
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	60	51
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	60	49
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34	1,000	1,111
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/35	205	225
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	3.000%	10/1/22	530	532
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.000%	10/1/22	2,125	2,145
	San Diego County CA Regional Transportation Commission Sales Tax Revenue Prere.	4.750%	4/1/24	1,305	1,369
	San Diego County CA Water Authority Revenue	5.000%	5/1/28	1,000	1,074
	San Francisco CA Bay Area Rapid Transit District GO	4.000%	8/1/30	3,645	3,906
	San Francisco CA City & County COP	5.000%	4/1/28	1,635	1,769
	San Francisco CA City & County COP	4.000%	4/1/33	1,000	1,018
	San Francisco CA City & County COP	4.000%	4/1/39	1,000	1,001
	San Francisco CA City & County GO	5.000%	6/15/28	1,000	1,140
	San Francisco CA City & County GO	5.000%	6/15/32	1,165	1,385
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/34	1,000	1,100
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	1.000%	10/1/25	4,355	4,090
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	1,700	1,857
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	1,000	1,060
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35	1,500	1,628
	San Francisco CA City & County Public Utilities Commission Water Revenue Prere.	5.000%	11/1/24	1,865	1,992
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Mateo Foster City School District GO	3.000%	8/1/40	750	658
[9]	San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	1,475	955
	Santa Clara CA Financing Authority Revenue	3.000%	5/1/39	1,155	997
	Santa Clara CA Unified School District GO	3.000%	7/1/34	1,000	954
	Santa Paula CA Special Tax Harvest Community Facilities Bonds	4.000%	9/1/42	600	544
	Southern California Public Power Authority Revenue	5.000%	7/1/30	3,000	3,122
	Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/32	2,000	2,128
	State Center California Community College District GO	5.000%	8/1/29	1,000	1,076
[6]	Stockton Public Financing Authority Revenue	5.000%	9/1/29	1,000	1,047
	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/34	1,030	1,115
[10]	Union CA Elementary School District GO	0.000%	9/1/28	1,080	893
	Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/30	1,635	1,756
	University of California Revenue	5.000%	5/15/28	690	708
	University of California Revenue	4.000%	5/15/33	1,000	1,018
	University of California Revenue	4.000%	5/15/34	1,000	1,025
	University of California Revenue	4.000%	5/15/34	1,770	1,788
	University of California Revenue	4.000%	5/15/35	2,000	2,029
	University of California Revenue	5.000%	5/15/35	1,620	1,787
	University of California Revenue	5.000%	5/15/35	1,165	1,282
	University of California Revenue	5.000%	5/15/36	2,000	2,304
	University of California Revenue	5.000%	5/15/38	2,275	2,582
	University of California Revenue	5.000%	5/15/38	2,000	2,047
	University of California Revenue	4.000%	5/15/39	5,000	5,000
	University of California Revenue Prere.	5.000%	5/15/23	310	319
	University of California Revenue PUT	5.000%	5/15/23	1,000	1,027
[4,8]	West Contra Costa CA Unified School District GO	0.000%	8/1/32	1,155	800
[10]	West Contra Costa CA Unified School District GO	0.000%	8/1/34	1,225	767
[6]	West Kern Community College District CA GO	4.000%	11/1/32	2,700	2,803
					402,267
Colorado (1.0%)
[12]	Adams & Weld County CO School District No. 27J GO	5.000%	12/1/34	1,435	1,541
	Adams County CO COP	5.000%	12/1/31	650	704
	Board of Governors of the Colorado State University System Enterprise Revenue ETM	5.000%	3/1/23	300	307
	City & County of Broomfield Colorado Water Revenue	4.000%	12/1/39	1,000	1,015
	Colorado COP	5.000%	12/15/30	900	1,036
	Colorado COP	4.000%	12/15/33	1,235	1,261
	Colorado COP	4.000%	12/15/34	1,800	1,829
	Colorado COP	6.000%	12/15/36	1,000	1,235
	Colorado COP	4.000%	3/15/40	6,035	6,039
	Colorado Educational & Cultural Facilities Authority Revenue (Aspen View Academy Project)	4.000%	5/1/36	175	159
	Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/30	500	524

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	5.000%	11/15/37	1,000	1,081
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	4.000%	11/15/38	1,000	989
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group) PUT	5.000%	11/19/26	1,030	1,135
[1]	Colorado Health Facilities Authority Hospital Revenue (Frasier Project)	4.000%	5/15/36	825	724
	Colorado Health Facilities Authority Retirement Facilities Revenue (Liberty Heights Project) ETM	0.000%	7/15/24	1,430	1,371
	Colorado Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/23	2,990	3,108
	Colorado Health Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/32	2,250	2,384
	Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.) Prere.	5.000%	12/1/22	500	507
	Colorado Health Facilities Authority Revenue (NCMC Inc.) Prere.	4.000%	5/15/26	1,500	1,590
	Colorado Housing & Finance Authority Revenue (Single Family Mortgage)	3.000%	5/1/50	2,060	2,032
	Colorado Springs CO Utility System Revenue Prere.	5.000%	11/15/22	500	507
	Denver CO City & County Airport Revenue	5.000%	11/15/24	1,200	1,278
	Denver CO City & County Airport Revenue	5.000%	12/1/26	775	851
	Denver CO City & County Airport Revenue	4.000%	12/1/38	400	398
	Denver CO City & County Better Denver & Zoo GO	5.000%	8/1/22	1,000	1,003
	Denver CO City & County COP	5.000%	6/1/37	1,685	1,816
	Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/29	500	400
	Denver CO City & County GO	5.000%	8/1/23	1,535	1,589
	Denver CO City & County GO	5.000%	8/1/29	2,245	2,590
	Denver CO City & County GO	5.000%	8/1/38	4,665	5,383
	Denver CO City & County Revenue	4.000%	8/1/38	1,500	1,509
	Denver CO City & County School District GO	4.000%	12/1/31	1,000	1,039
	Denver CO City & County School District GO	5.000%	12/1/36	2,000	2,175
	Denver CO City & County School District No. 1 GO	5.000%	12/1/35	1,000	1,153
[10]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23	1,010	983
[10]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29	2,000	1,547
[10]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/32	1,000	670
[2]	E-470 Public Highway Authority Colorado Revenue PUT, SOFR + 0.350%	1.362%	9/1/24	210	207
	El Paso County CO School District No. 20 Academy GO	5.000%	12/15/30	2,400	2,648
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	350	355
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	500	507
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	500	507
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	520	528
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	635	644
	Garfield, Pitkin, & Eagle County CO School District GO Prere.	4.000%	12/15/25	1,000	1,052
	Greeley CO Water Revenue	5.000%	8/1/26	2,910	3,214
	Jefferson County CO School District No. R-1 GO	5.000%	12/15/36	3,395	3,786
[4]	Midcities Metropolitan District No. 2 Revenue Refunding Bonds	4.000%	12/1/46	1,000	934
	Regional Transportation District of Colorado COP	5.000%	6/1/31	1,010	1,109
	University of Colorado Enterprise System Revenue	4.000%	6/1/32	1,590	1,640
	University of Colorado Enterprise System Revenue PUT	2.000%	10/15/25	500	488
	University of Colorado Hospital Authority Revenue	5.000%	11/15/36	1,000	1,011
					74,092
Connecticut (0.8%)
	Connecticut GO	5.000%	7/15/22	2,050	2,052
	Connecticut GO	5.000%	2/15/25	1,000	1,072
	Connecticut GO	5.000%	5/15/25	2,345	2,528
	Connecticut GO	5.000%	7/15/25	1,625	1,758
	Connecticut GO	5.000%	9/1/26	1,000	1,056
	Connecticut GO	5.000%	2/15/27	1,000	1,113
	Connecticut GO	4.000%	9/15/27	1,000	1,005
	Connecticut GO	5.000%	4/15/28	1,000	1,129
	Connecticut GO	5.000%	3/1/32	2,950	3,054
	Connecticut GO	5.000%	10/15/32	705	710
	Connecticut GO	3.000%	1/15/33	270	257
	Connecticut GO	4.000%	1/15/35	1,000	1,019
	Connecticut GO	4.000%	3/15/35	5,000	5,039
	Connecticut GO	3.000%	1/15/38	2,345	2,032
	Connecticut GO	4.000%	6/15/39	300	299
	Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/31	1,000	1,136
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/31	1,000	1,044
	Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	4.000%	7/1/36	1,750	1,704
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/29	1,255	1,354
	Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University)	5.000%	7/1/31	850	940
	Connecticut Health & Educational Facilities Authority Revenue (Stampord Hospital)	4.000%	7/1/35	150	141
	Connecticut Health & Educational Facilities Authority Revenue (Stampord Hospital)	4.000%	7/1/36	300	280
	Connecticut Health & Educational Facilities Authority Revenue (Stampord Hospital)	4.000%	7/1/37	200	184
	Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/31	575	595
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.450%	7/1/22	875	875
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.450%	7/1/22	900	900

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/1/23	3,400	3,459
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.250%	2/9/24	1,000	968
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.375%	7/12/24	1,500	1,435
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.100%	2/11/25	950	912
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.100%	2/11/25	915	878
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26	500	485
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/23	1,360	1,410
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/28	1,805	2,031
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/29	500	568
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	5/1/34	1,000	1,127
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/34	1,000	1,097
	Connecticut Special Tax Revenue (Transportation Infrastructure)	4.000%	5/1/37	2,410	2,418
	Connecticut Special Tax Revenue (Transportation Infrastructure)	4.000%	11/1/38	1,000	1,001
	Hamden GO Prere.	5.000%	8/15/22	1,110	1,115
	Hartford County CT Metropolitan District GO	5.000%	7/15/28	1,280	1,446
	Hartford County CT Metropolitan District GO	4.000%	7/15/38	2,025	2,031
	University of Connecticut GO	5.000%	2/15/27	635	675
	University of Connecticut Revenue	5.000%	11/1/27	1,000	1,123
					57,455
Delaware (0.1%)
	Delaware GO	5.000%	2/1/25	1,010	1,086
	Delaware Health Facilities Authority Revenue (Beebe Medical Center Project)	5.000%	6/1/30	600	636
	Delaware Health Facilities Authority Revenue (Christiana Care Health System)	5.000%	10/1/37	1,000	1,085
[1]	Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/28	500	551
	Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/38	1,495	1,342
	Delaware State Economic Development Authority Revenue (NRG Energy Projects) PUT	1.250%	10/1/25	650	605
	University of Delaware Bonds	5.000%	11/1/34	440	514
	University of Delaware Bonds	5.000%	11/1/35	500	588
	University of Delaware Bonds	5.000%	11/1/37	1,700	1,882
	University of Delaware Bonds	5.000%	11/1/40	500	586
					8,875
District of Columbia (0.5%)
	District of Columbia GO	5.000%	10/15/22	1,300	1,314
	District of Columbia GO	5.000%	6/1/25	1,235	1,335
	District of Columbia GO	5.000%	6/1/29	3,780	3,952
	District of Columbia GO	5.000%	6/1/32	1,000	1,082
	District of Columbia GO	5.000%	6/1/34	1,320	1,432
	District of Columbia GO	4.000%	2/1/37	725	736
	District of Columbia GO	4.000%	2/1/40	1,250	1,260
	District of Columbia Hospital Revenue (Children's Hospital Obligated Group)	5.000%	7/15/35	1,000	1,033
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia Income Tax Revenue	5.000%	12/1/24	1,350	1,367
[3]	District of Columbia Revenue (Medstar Health Inc.) VRDO	0.630%	7/1/22	1,925	1,925
	District of Columbia Revenue Bonds (Gallaudet University Project)	3.000%	4/1/39	720	599
	District of Columbia Revenue Bonds (Latin American Montessori Bilingual Public Charter School)	5.000%	6/1/40	1,000	1,007
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/33	2,175	2,391
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/36	5,030	5,418
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/39	1,125	1,207
	District of Columbia Water & Sewer Authority Public Utility Revenue PUT	3.000%	10/1/27	1,000	986
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/30	2,325	2,652
[7]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Capital Appreciation Bonds)	0.000%	10/1/36	525	284
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/33	2,240	2,483
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,300	600
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/39	1,000	944
	Washington Convention & Sports Authority Revenue	5.000%	10/1/26	1,090	1,204
	Washington Convention & Sports Authority Revenue	4.000%	10/1/34	1,115	1,129
	Washington Metropolitan Area Transit Authority Revenue	5.000%	7/15/25	1,000	1,083
	Washington Metropolitan Area Transit Authority Revenue	5.000%	7/15/34	2,825	3,195
					40,618
Florida (2.5%)
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/31	290	276
[1]	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/31	615	577
[1]	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/31	1,415	1,511
	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/40	1,000	1,070
	Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,024
	Broward County FL Airport System Revenue Prere.	5.000%	10/1/22	400	404
	Broward County FL Airport System Revenue Prere.	5.500%	10/1/23	1,000	1,046
	Broward County FL Convention Center Hotel First Tier Revenue	5.000%	1/1/38	3,460	3,882
	Broward County FL School COP	5.000%	7/1/36	1,000	1,123
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/33	540	553

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Capital Trust Agency Florida Educational Facilities Revenue (Academir Charter Schools Project)	2.500%	7/1/31	495	394
	Capital Trust Agency Florida Educational Facilities Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/29	400	412
	Central FL Expressway Authority Revenue	4.000%	7/1/32	1,015	1,028
[4]	Central FL Expressway Authority Revenue	4.000%	7/1/35	1,000	1,031
[4]	Central FL Expressway Authority Revenue	4.000%	7/1/38	1,000	1,008
[4]	Central FL Expressway Authority Revenue	2.500%	7/1/40	1,000	772
	County of Miami-Dade FL Transit System Sales Surtax Revenue	4.000%	7/1/38	2,155	2,162
	County of Sarasota FL Utility System Revenue	5.000%	10/1/40	2,500	2,764
	Duval County FL School Board COP	5.000%	7/1/32	1,250	1,339
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/34	925	1,023
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/35	1,075	1,188
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/39	1,525	1,602
	Florida Board of Education Lottery Revenue	4.000%	7/1/27	1,230	1,230
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/24	625	642
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/29	5,000	5,785
	Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/32	1,675	1,740
	Florida Capital Improvement Revenue (Student Housing Project)	5.000%	7/1/29	1,310	1,483
[5]	Florida Development Finance Corp. Educational Facilities Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/29	205	195
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/29	400	420
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/30	475	496
	Florida Development Finance Corp. Educational Facilities Revenue (River City Science Academy Projects)	4.000%	7/1/30	220	213
	Florida GO	4.000%	6/1/27	1,455	1,478
	Florida GO	5.000%	7/1/27	1,440	1,589
	Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	4.000%	2/1/38	770	752
	Florida Higher Educational Facilities Financial Authority Revenue (Rollins College Projects)	4.000%	12/1/36	1,750	1,720
	Florida Municipal Power Agency Revenue	4.000%	10/1/30	2,775	2,915
[1]	Florida Municipal Power Agency Revenue	5.000%	10/1/30	1,200	1,333
	Florida Municipal Power Agency Revenue	3.000%	10/1/33	1,000	942
	Florida State Department of Transportation Right of Way Acquisition Revenue	5.000%	7/1/26	1,000	1,108
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida State Department of Transportation Turnpike Authority Revenue	4.000%	7/1/39	1,000	995
	Florida State Turnpike Authority Revenue	2.000%	7/1/41	1,470	1,000
[4]	Florida State Utility Authority Revenue (North Fort Myers Utility System)	4.000%	10/1/37	1,040	1,052
	Florida Turnpike Authority Revenue	4.000%	7/1/34	1,000	1,010
	Florida Turnpike Authority Revenue	4.000%	7/1/34	1,385	1,404
	Halifax Hospital Medical Center FL Hospital Revenue	3.750%	6/1/41	210	195
	Hillsborough County FL Aviation Authority Tampa International Airport Revenue	4.000%	10/1/42	1,000	996
	Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Projects)	3.600%	10/1/28	500	504
	Hillsborough County FL School Board (Master Lease Program) COP Prere.	5.000%	7/1/22	1,650	1,650
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/26	1,005	1,101
	Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/37	1,955	1,962
	Jacksonville FL Electric Authority Electric System Revenue Prere.	5.000%	10/1/23	1,160	1,203
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,905	2,139
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,465	1,644
	Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	4.000%	8/15/37	1,250	1,245
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/30	1,085	1,162
[1]	Jacksonville FL Special Revenue	5.000%	10/1/24	1,200	1,273
	Jacksonville FL Special Revenue	5.000%	10/1/27	1,500	1,672
	Jacksonville FL Special Revenue	5.000%	10/1/28	1,640	1,847
	Jacksonville FL Special Revenue	5.000%	10/1/32	500	504
[1]	Jacksonville FL Special Revenue	5.000%	10/1/32	1,000	1,166
	Jacksonville FL Special Revenue	5.000%	10/1/38	1,410	1,566
	Jacksonville FL Transportation Authority Local Option Gas Tax Revenue	5.000%	8/1/34	1,000	1,068
	Jacksonville FL Transportation Revenue	5.000%	10/1/28	1,200	1,300
	Jacksonville FL Water & Sewer Revenue	4.000%	10/1/35	1,655	1,683
	JEA FL Electric System Revenue	4.000%	10/1/36	3,000	3,019
	JEA FL Electric System Revenue	5.000%	10/1/37	2,000	2,015
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/37	1,030	1,118
	Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/31	880	885
	Lakeland FL Energy System Revenue	4.000%	10/1/37	1,000	1,001
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/26	1,475	1,602
	Lee County FL Industrial Development Authority Healthcare Facilities Revenue	4.000%	11/15/30	465	447
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/39	1,655	1,745
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,036
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,020	1,097

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/30	1,500	1,596
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/38	1,000	1,094
[4,5]	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/30	1,325	1,482
[4,5]	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/35	1,000	1,104
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/33	1,850	1,953
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/34	1,000	1,052
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.000%	10/1/36	1,000	983
	Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36	1,160	1,248
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/34	705	729
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24	860	905
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25	830	874
	Miami-Dade County FL GO	5.000%	7/1/24	1,000	1,056
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children's Hospital) Prere.	5.000%	8/1/23	1,000	1,034
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Niklaus Children's Hospital Project)	4.000%	8/1/33	1,290	1,282
	Miami-Dade County FL Public Health Trust GO	4.000%	7/1/32	1,750	1,805
	Miami-Dade County FL School Board COP	5.000%	2/1/26	3,035	3,310
	Miami-Dade County FL School Board GO Prere.	5.000%	3/15/23	3,155	3,231
	Miami-Dade County FL Seaport Revenue	4.000%	10/1/39	2,000	1,940
	Miami-Dade County FL Seaport Revenue Prere.	5.750%	10/1/23	1,500	1,573
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/22	1,645	1,659
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/37	1,255	1,392
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39	1,265	590
	Miami-Dade County FL Special Obligation Revenue Prere.	5.000%	10/1/22	1,000	1,009
	Miami-Dade County FL Special Obligation Revenue Prere.	5.000%	10/1/22	500	504
	Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/31	1,400	1,451
	Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22	2,060	2,078
	Miami-Dade County FL Water & Sewer System Revenue Prere.	5.000%	10/1/22	2,525	2,547
	North Brevard County FL Hospital District Revenue	5.000%	1/1/34	1,000	1,036
	North Sumter County FL Utility Dependent District Utility Revenue	5.000%	10/1/37	2,505	2,811
	Okaloosa County FL School Board COP	5.000%	10/1/26	785	869
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,510	1,597
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orange County FL School Board COP	5.000%	8/1/33	6,105	6,644
	Orange County FL Water & Wastewater Utility Revenue	5.000%	10/1/26	1,400	1,548
[4]	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28	1,535	1,730
	Orlando FL Utilities Commission System Revenue PUT	1.250%	10/1/28	1,000	840
	Osceola County FL Transportation Revenue	5.000%	10/1/28	500	532
	Osceola County FL Transportation Revenue	0.000%	10/1/34	2,000	1,116
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group) Prere.	5.000%	12/1/24	560	598
[1]	Palm Beach County FL Health Facilities Authority Hospital Revenue (Jupiter Medical Center Project)	5.000%	11/1/33	360	381
	Palm Beach County FL Public Improvement Revenue	5.000%	5/1/33	1,245	1,357
	Palm Beach County FL School Board COP	5.000%	8/1/29	1,540	1,634
	Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,581
	Palm Beach County Health Facilities Authority Revenue (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion)	2.625%	6/1/25	165	157
	Palm Beach County Health Facilities Authority Revenue (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion)	4.000%	6/1/36	260	226
	Panama City Beach FL Capital Improvement Revenue	5.000%	11/1/32	375	430
	Reedy Creek FL Improvement District GO	4.000%	6/1/34	1,190	1,224
	Reedy Creek FL Improvement District GO	4.000%	6/1/35	1,000	1,022
	South Broward FL Hospital District Revenue	4.000%	5/1/33	1,020	1,023
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/33	1,180	1,173
	St. Johns County FL Industrial Development Authority Revenue (Vicars Landing Project)	4.000%	12/15/36	1,000	840
	St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	1,061
	Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program) Prere.	5.000%	9/1/23	1,000	1,037
	Tallahassee FL Energy System Revenue	5.000%	10/1/35	1,000	1,054
	Tallahassee FL Health Facilities System Revenue (Memorial Healthcare Projects)	5.000%	12/1/40	1,000	1,022
	Tallahassee FL Utility System Revenue	5.000%	10/1/29	1,015	1,078
	Tallahassee FL Utility System Revenue	5.000%	10/1/30	750	797
	Tallahassee FL Utility System Revenue	5.000%	10/1/34	1,265	1,340
	Tampa Bay FL Water Utility System Revenue	5.000%	10/1/37	2,040	2,235
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	201
	Tampa FL Hospital Revenue	5.000%	7/1/23	750	750

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tampa FL Non-AD Valorem Improvement Revenue (Sustainable Bonds)	3.000%	10/1/35	2,000	1,838
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/30	200	225
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/31	250	281
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/32	1,000	1,054
	Village Community FL Development District No. 13 Florida Assessment Revenue	2.850%	5/1/36	1,000	804
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/29	860	930
	Volusia County FL School Board COP	5.000%	8/1/25	1,025	1,084
	Volusia County FL School Board COP	5.000%	8/1/25	1,650	1,777
	Volusia County FL School Board COP	5.000%	8/1/29	1,000	1,133
[6]	Wildwood FL Utility Dependent District Revenue (South Sumter Utility Project)	5.000%	10/1/34	1,410	1,601
					186,688
Georgia (1.3%)
	Athens-Clarke County GA Unified Government Water & Sewerage Revenue	4.000%	1/1/32	1,000	1,023
	Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,060
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	1,290	1,388
	Atlanta GA Water & Wastewater Revenue	4.000%	11/1/36	500	503
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/36	1,320	1,438
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/27	410	455
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation) ETM	5.000%	7/1/27	100	112
	City of Atlanta Airport General Revenue	5.000%	7/1/22	1,675	1,675
	City of Atlanta Airport General Revenue	4.000%	7/1/41	2,015	2,006
	City of Atlanta Airport Passenger Facility & General Revenue	5.000%	7/1/40	1,500	1,658
	City of Dalton GA Utilities Revenue	4.000%	3/1/37	1,450	1,410
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/24	400	409
	Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	1,060	1,138
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/31	810	876
	DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	501
	Fulton County GA Development Authority Revenue (Children's Healthcare of Atlanta Obligated Group)	5.000%	7/1/38	1,500	1,627
[5]	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Canterbury Court Project)	4.000%	4/1/41	1,000	787
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/40	1,000	963
	Georgia GO	5.000%	7/1/24	1,500	1,589
	Georgia GO	5.000%	7/1/24	1,000	1,059
	Georgia GO	5.000%	7/1/25	1,100	1,193
[1]	Georgia GO	5.000%	7/1/28	1,080	1,236
	Georgia GO	5.000%	2/1/30	1,500	1,660
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/33	1,335	1,462
	Georgia State Ports Authority Revenue	4.000%	7/1/37	1,100	1,109
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/25	600	637
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/31	350	373
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/33	1,575	1,672
	Gwinnett County GA School District GO	5.000%	2/1/28	500	533
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	4.000%	12/1/29	2,000	1,985
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/33	500	526
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/37	250	266
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/38	500	531
[3]	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23	6,210	6,319
[3]	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/23	6,245	6,371
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/2/24	1,475	1,516
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/26	2,900	2,909
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/28	4,040	4,045
	Main Street Natural Gas Inc. Georgia Gas Supply Revenue PUT	4.000%	9/1/27	5,060	5,188
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/31	1,410	1,527
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33	1,835	1,909
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33	5,210	5,534
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	3.000%	7/1/39	2,050	1,773
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	3.000%	7/1/40	2,500	2,140
	Milledgeville & Baldwin County GA Development Authority Revenue (Georgia College & State University Projects)	5.000%	6/15/31	600	688
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	1,510	1,620
[6]	Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	1,495	1,610

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/29	1,795	1,970
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/30	1,000	1,068
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	1,715	1,778
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/39	1,215	1,270
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/28	580	632
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/30	810	878
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/34	800	850
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/32	500	538
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/33	180	193
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/36	600	634
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/39	2,000	2,084
[1]	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	7/1/41	1,190	1,250
	Private Colleges & University Authority of Georgia Revenue (Emory University)	4.000%	9/1/36	2,000	2,011
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/36	795	879
	Private Colleges & University Authority of Georgia Revenue (Savannah College of Art & Design Projects)	5.000%	4/1/30	550	613
	Walton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	1,145	1,136
					96,793
Guam (0.1%)
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/26	735	782
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/29	865	911
	Guam Government Business Privilege Tax Revenue	4.000%	1/1/36	650	598
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/23	1,000	1,026
	Guam Government Waterworks Authority Water & Waste Water System Revenue Prere.	5.250%	7/1/23	1,305	1,348
[4]	Guam Power Authority Revenue	5.000%	10/1/30	255	257
[1]	Guam Power Authority Revenue	5.000%	10/1/30	2,060	2,195
[1]	Guam Power Authority Revenue	5.000%	10/1/32	1,000	1,056
					8,173
Hawaii (0.5%)
[1]	City & County of Honolulu GO	5.000%	11/1/27	1,000	1,124
	Hawaii Airports System Revenue	5.000%	7/1/29	1,785	2,009
	Hawaii Airports System Revenue	5.000%	7/1/30	1,000	1,135
	Hawaii Airports System Revenue	5.000%	7/1/31	2,000	2,257
	Hawaii Airports System Revenue	4.000%	7/1/38	2,500	2,491
	Hawaii GO	5.000%	10/1/25	1,575	1,714
	Hawaii GO	5.000%	1/1/29	1,370	1,537
	Hawaii GO	5.000%	8/1/29	595	627
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hawaii GO	5.000%	1/1/33	1,575	1,743
	Hawaii GO	5.000%	1/1/36	4,115	4,509
	Hawaii GO Prere.	5.000%	8/1/24	1,500	1,591
	Hawaii GO Prere.	5.000%	8/1/24	235	249
	Honolulu HI City & County GO	5.000%	7/1/24	2,000	2,117
	Honolulu HI City & County GO	5.000%	10/1/28	1,000	1,080
	Honolulu HI City & County GO	5.000%	10/1/29	4,000	4,307
	Honolulu HI City & County Wastewater System Revenue Prere.	5.000%	7/1/25	2,000	2,167
	Honolulu HI City & County Wastewater System Revenue Prere.	5.000%	7/1/25	1,000	1,083
	Kauai County HI Community Facilities District Special Tax Revenue	4.375%	5/15/42	1,100	988
	Maui County HI GO	2.000%	3/1/41	1,000	712
	University of Hawaii Revenue Bonds	4.000%	10/1/33	1,200	1,262
					34,702
Idaho (0.1%)
	Idaho Airport Revenue & Refunding Bonds	5.000%	9/1/35	1,040	1,145
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project)	5.000%	3/1/28	1,595	1,740
	Idaho Housing & Finance Association Grant Revenue	5.000%	7/15/35	750	847
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/31	585	682
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/34	550	640
					5,054
Illinois (2.7%)
	Chicago IL Board of Education GO	5.000%	12/1/23	1,000	1,021
	Chicago IL Board of Education GO	5.000%	12/1/24	700	721
	Chicago IL Board of Education GO	5.000%	12/1/24	1,500	1,545
	Chicago IL Board of Education GO	7.000%	12/1/26	500	551
[10]	Chicago IL Board of Education GO	0.000%	12/1/28	1,000	777
	Chicago IL Board of Education GO	5.000%	12/1/28	1,150	1,207
[10]	Chicago IL Board of Education GO	0.000%	12/1/29	520	385
[10]	Chicago IL Board of Education GO	0.000%	12/1/30	1,350	951
[4]	Chicago IL Board of Education GO	5.000%	12/1/30	1,250	1,335
	Chicago IL Board of Education GO	5.000%	12/1/30	500	520
[10]	Chicago IL Board of Education GO	0.000%	12/1/31	1,550	1,038
	Chicago IL Board of Education GO	5.000%	12/1/33	725	750
	Chicago IL Board of Education GO	5.250%	12/1/35	1,225	1,241
	Chicago IL Board of Education GO	5.000%	4/1/36	1,270	1,290
	Chicago IL Board of Education GO	4.000%	12/1/37	1,000	933
	Chicago IL Board of Education GO	4.000%	12/1/38	1,000	926
	Chicago IL Board of Education GO	4.000%	12/1/42	2,000	1,800
	Chicago IL GO	5.000%	1/1/24	520	533
	Chicago IL GO	5.000%	1/1/26	335	347
	Chicago IL GO	5.000%	1/1/28	1,090	1,158
	Chicago IL GO	5.000%	1/1/31	1,500	1,574
	Chicago IL Housing Authority Revenue	5.000%	1/1/33	1,000	1,079
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/30	620	710
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/31	535	614
	Chicago IL Midway Airport Revenue	5.000%	1/1/26	240	243
	Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	200	203
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	1,010	1,073
	Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,014
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	3,330	3,492

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	1,140	1,217
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	1,000	1,064
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	1,060	1,106
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	500	501
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	1,000	1,041
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	2,430	2,671
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	3,000	2,987
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	2,000	1,992
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	1,855	1,945
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	2,835	3,105
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/38	1,000	983
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	1,080	1,153
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	1,000	1,065
[6]	Chicago IL Park District GO	5.000%	1/1/29	1,000	1,104
[6]	Chicago IL Park District GO	5.000%	1/1/32	1,225	1,289
[6]	Chicago IL Park District GO	5.000%	1/1/33	1,000	1,075
	Chicago IL Transit Authority Revenue (Sales Tax Receipts)	5.250%	12/1/49	1,500	1,543
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,000	1,089
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,580	1,622
[10]	Chicago IL Wastewater Transmission Revenue	5.500%	1/1/30	1,220	1,327
	Chicago IL Water Revenue	5.000%	11/1/39	1,000	1,020
	Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,031
	Chicago Park District GO	5.000%	1/1/31	460	471
	Chicago Park District GO Prere.	5.000%	1/1/24	540	564
	Cook County IL Community College District GO	5.250%	12/1/32	1,000	1,017
[4]	Cook County IL GO	5.000%	11/15/26	1,545	1,693
[4]	Cook County IL School District No. 87 Berkeley GO	3.000%	12/1/37	500	451
	Cook Kane Lake & McHenry Counties IL Community College District No. 512 (William Rainey Harper College)	3.000%	12/15/35	2,500	2,383
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	1,550	1,641
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	2,550	2,700
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	2,000	2,118
	Illinois Finance Authority Revenue (Benedictine University)	4.000%	10/1/33	500	465
	Illinois Finance Authority Revenue (Centegra Health System) Prere.	5.000%	9/1/24	1,300	1,381
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	1/1/26	1,580	1,726
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	1/1/31	1,000	1,078
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/31	1,000	1,089
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/33	1,000	1,053
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/34	1,000	1,051
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group) Prere.	5.000%	1/1/27	1,000	1,109
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/37	1,000	1,018
	Illinois Finance Authority Revenue (Lake Zurick Community Unit School District No. 95 Project)	4.000%	1/15/27	1,745	1,846
[1]	Illinois Finance Authority Revenue (Lake Forest College)	5.000%	10/1/35	500	497
	Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/28	1,000	1,025
	Illinois Finance Authority Revenue (Northshore-Edward-Elmhurst Health Credit Group)	5.000%	8/15/41	4,000	4,345
[3]	Illinois Finance Authority Revenue (Northshore-Edward-Elmhurst Health Credit Group) VRDO	0.630%	7/1/22	200	200
	Illinois Finance Authority Revenue (Northwest Community Hospital) Prere.	5.000%	7/1/26	1,000	1,096
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	3.000%	7/15/40	1,000	807
	Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	11/15/33	1,000	1,006
	Illinois Finance Authority Revenue (OSF Healthcare System) PUT	5.000%	11/15/24	75	78
	Illinois Finance Authority Revenue (OSF Healthcare System) PUT	5.000%	11/15/26	165	178
	Illinois Finance Authority Revenue (Presence Health Network)	5.000%	2/15/41	3,370	3,543
	Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,067
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/33	1,050	1,084
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/33	1,500	1,751
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/35	1,000	1,046
	Illinois GO	5.000%	8/1/22	1,000	1,002
	Illinois GO	5.000%	10/1/22	1,290	1,299
	Illinois GO	5.000%	11/1/22	2,300	2,321
	Illinois GO	5.000%	11/1/22	1,000	1,009
	Illinois GO	5.000%	2/1/23	540	548
	Illinois GO	5.000%	3/1/23	750	763
	Illinois GO	5.000%	11/1/23	1,000	1,030
	Illinois GO	4.000%	3/1/24	750	765
	Illinois GO	5.500%	7/1/24	1,100	1,131
	Illinois GO	5.000%	8/1/24	1,500	1,504
	Illinois GO	5.000%	10/1/24	1,470	1,536
	Illinois GO	5.000%	11/1/24	1,785	1,868
	Illinois GO	5.000%	2/1/28	1,690	1,811
	Illinois GO	5.000%	10/1/28	2,000	2,163
	Illinois GO	5.000%	11/1/28	1,000	1,072
	Illinois GO	5.000%	11/1/29	1,000	1,064
	Illinois GO	5.250%	2/1/30	1,900	1,950
	Illinois GO	5.250%	7/1/31	1,000	1,018
	Illinois GO	4.125%	10/1/36	500	484
	Illinois GO	4.000%	10/1/40	700	650
	Illinois Housing Development Authority Revenue	3.000%	10/1/50	4,600	4,512
	Illinois Housing Development Authority Revenue	4.500%	10/1/52	2,000	2,073
[4,13]	Illinois Regional Transportation Authority Revenue	6.250%	7/1/23	500	522
[6]	Illinois Sales Tax Revenue	5.000%	6/15/28	1,000	1,074
	Illinois Sales Tax Revenue	5.000%	6/15/36	1,000	1,053
	Illinois Sales Tax Revenue	5.000%	6/15/37	1,000	1,051
	Illinois Sports Facilities Authority (State Tax Supported)	5.000%	6/15/29	1,075	1,099

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,012
	Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,490	1,678
	Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,600	1,795
	Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	506
	Illinois Toll Highway Authority Revenue	5.000%	1/1/37	1,200	1,289
	Illinois Toll Highway Authority Revenue	5.000%	1/1/38	3,715	3,851
	Illinois Toll Highway Authority Revenue	5.000%	1/1/41	3,365	3,648
	Illinois Toll Highway Authority Revenue	5.000%	1/1/41	3,095	3,387
	Illinois Toll Highway Authority Revenue	4.000%	1/1/42	2,000	1,950
[4]	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/33	250	257
	Lake County IL GO	4.000%	11/30/27	2,620	2,782
[4]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26	910	804
[4]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27	1,195	1,017
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.500%	6/15/29	2,505	2,720
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29	2,205	1,654
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38	1,000	481
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/27	710	759
[4,8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.500%	6/15/29	400	438
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	1,540	1,073
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/31	360	245
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	1,215	805
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/33	1,130	712
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/33	1,790	1,101
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/35	1,000	570
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/37	1,075	548
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/37	700	347
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/37	1,000	489
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/38	1,000	473
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	4.000%	12/15/42	2,500	2,235
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/26	1,070	1,174
[6]	Northern Illinois University Auxiliary Facilities System Revenue	4.000%	10/1/34	500	506
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/26	1,570	1,693
	Regional Transportation Authority Illinois GO	5.000%	6/1/31	1,785	1,950
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/28	1,000	1,037
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/29	1,500	1,661
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/33	3,000	3,365
[6]	Sangamon County Springfield School District No. 186 GO ETM	5.000%	2/1/23	445	454
[1,6]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/29	360	393
[1,6]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/30	425	465
[1,6]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/31	625	684
[1,6]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/32	550	600
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/28	1,000	1,096
	Southwestern Illinois Development Authority Revenue	5.000%	4/15/30	1,275	1,456
[4]	Springfield IL Electric Revenue	4.000%	3/1/40	2,000	2,010
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/31	120	120
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/33	10	10
[6]	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/29	1,000	798
	Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/30	1,200	1,208
[1,6]	Winnebago & Boone Counties IL School District No. 205	5.000%	2/1/31	1,305	1,439
					201,655
Indiana (0.7%)
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/32	425	463
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/34	1,110	1,204
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/35	1,450	1,570

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Carmel IN Local Public Improvement Bond Bank (Special Program Bonds)	4.000%	1/15/35	1,000	1,032
	Duneland IN School Building Corp. Ad Valorem Property Tax First Mortgage Bonds	5.000%	1/15/24	495	518
	Duneland IN School Building Corp. Ad Valorem Property Tax First Mortgage Bonds	5.000%	7/15/24	850	899
	Duneland IN School Building Corp. Ad Valorem Property Tax First Mortgage Bonds	5.000%	1/15/25	485	518
[6]	Evansville IN Waterworks District Revenue	5.000%	7/1/39	1,000	1,110
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/29	790	880
[3]	Indiana Finance Authority Health System Revenue (St. Francis Health Services Inc.) VRDO	0.370%	7/7/22	100	100
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/22	1,100	1,116
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,454
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/27	700	781
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/30	450	515
	Indiana Finance Authority Midwestern Disaster Relief Revenue (Ohio Valley Electric Corp.)	4.250%	11/1/30	500	492
	Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/29	1,020	1,122
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/29	1,175	1,300
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/30	1,520	1,672
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/31	1,130	1,230
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/35	1,685	1,688
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/24	1,645	1,684
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/25	650	672
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/30	1,075	1,164
	Indiana Finance Authority Revenue (Stadium Project)	5.000%	2/1/31	1,000	1,150
	Indiana Finance Authority Revenue (Stadium Project)	4.000%	2/1/34	1,000	1,059
	Indiana Finance Authority Revenue (State Revolving Fund) Prere.	5.000%	2/1/23	500	510
[1]	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/31	1,000	1,153
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	3.000%	10/1/41	1,000	842
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project) Prere.	5.000%	10/1/22	500	504
	Indiana Municipal Power Agency Revenue	5.000%	1/1/34	1,415	1,524
	Indiana Municipal Power Agency Revenue	5.000%	1/1/36	1,000	1,085
	Indiana Municipal Power Agency Revenue	5.000%	1/1/39	4,575	4,890
	Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/35	1,460	1,624
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Indianapolis Local Public Improvement Bond	5.000%	6/1/31	2,500	2,844
Indianapolis Local Public Improvement Bond Bank (Cityway 1 Project)	5.000%	2/1/32	1,345	1,404
Indianapolis Public School GO	5.000%	1/15/27	500	550
IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/28	1,390	1,474
Ivy IN Tech Community College Revenue	5.000%	7/1/32	870	951
Ivy IN Tech Community College Revenue	5.000%	7/1/33	880	959
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/24	720	750
Seymour IN Elementary School Building Corp. Ad Valorem Property Tax First Mortgage Bonds	5.000%	7/15/35	750	864
Silver Creek IN School Building Corp. (Valorem Property)	3.000%	1/15/35	1,200	1,127
Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/32	1,070	1,114
				49,562
Iowa (0.2%)
Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals and Clinics)	3.000%	9/1/39	2,000	1,709
Iowa City IA Community School District GO	3.000%	6/1/30	3,725	3,642
Iowa Finance Authority Health Facilities Revenue (Mercy Medical Center Project)	5.000%	8/15/27	1,435	1,440
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) PUT	4.000%	12/1/32	1,000	997
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) PUT	5.000%	12/1/42	2,500	2,563
Iowa Higher Education Loan Authority Revenue (Des Moines University Projects)	5.000%	10/1/35	1,250	1,304
Iowa Tobacco Settlement Authority Revenue	4.000%	6/1/36	1,000	936
Xenia IA Rural Water District Revenue	5.000%	12/1/28	1,000	1,076
				13,667
Kansas (0.2%)
Johnson County KS Public Building Commission (Courthouse & Medical Examiners Facilities) Revenue	4.000%	9/1/27	1,000	1,064
Johnson County KS Unified School District No. 512 (Shawnee Mission) GO	4.000%	10/1/22	1,000	1,006
Kansas Department of Transportation Highway Revenue	5.000%	9/1/26	700	741
Kansas Development Finance Authority Revenue Prere.	5.000%	4/1/23	1,325	1,358
Kansas Development Finance Authority Revenue Prere.	5.000%	5/1/23	1,585	1,628
Kansas Development Finance Authority Revenue Prere.	5.000%	5/1/23	1,345	1,382
Lyon County KS Unified School District No 253. GO	4.000%	9/1/32	350	368
Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/23	1,565	1,623
Sedgwick County KS Unified School District No. 266 (Maize) GO	3.000%	9/1/33	2,090	1,930

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Kansas Hospital Authority Health Facilities Refunding & Improvement Bonds	4.000%	9/1/40	700	687
	Wyandotte County KS Unified School District No. 500 GO Prere.	4.000%	9/1/26	4,000	4,259
	Wyandotte County/Kansas City KS Unified Government Utility System Revenue Prere.	5.000%	9/1/22	1,000	1,006
					17,052
Kentucky (0.6%)
	Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	1,000	883
	Kentucky Bond Development Corp. Educational Facilities Revenue (Centre College)	4.000%	6/1/34	225	224
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corp. Project)	5.000%	9/1/29	1,980	2,219
[10]	Kentucky Economic Development Finance Authority Health System Revenue (Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25	1,220	1,103
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/31	1,575	1,675
[10]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29	1,000	1,076
[6]	Kentucky Property & Building Commission Revenue	5.000%	5/1/34	1,000	1,094
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24	9,220	9,308
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25	6,760	6,841
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25	775	785
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25	3,095	3,136
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/26	1,790	1,812
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	2/1/28	4,300	4,335
[2]	Kentucky Public Energy Authority Gas Supply Revenue PUT, SOFR + 1.200%	2.212%	8/1/30	2,000	1,904
	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	0.000%	7/1/22	810	810
	Kentucky State Property & Building Commission Revenue	5.000%	9/1/22	1,500	1,508
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project) Prere.	5.000%	7/1/23	1,000	1,033
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Projects)	5.000%	7/1/30	460	523
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Projects)	5.000%	7/1/31	250	286
	Louisville & Jefferson County KY Metropolitan Government Revenue (Gas & Electric Co. Project)	2.000%	10/1/33	1,500	1,206
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	500	450
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	1,000	901
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Kentucky Revenue	3.500%	4/1/30	1,380	1,415
	Warren County KY Hospital Revenue (Bowling Green-Warren County Community Hospital Corp. Project) Prere.	5.000%	4/1/23	1,050	1,076
					45,603
Louisiana (0.3%)
	Bossier City LA Utilities Revenue	5.000%	10/1/22	500	504
	Bossier City LA Utilities Revenue	5.000%	10/1/23	595	617
	East Baton Rouge LA Sewerage Commission Revenue PUT	1.300%	2/1/28	1,000	868
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	1,065	1,164
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/39	500	513
	Louisiana Gasoline & Fuel Tax Revenue	3.000%	5/1/41	500	414
	Louisiana Gasoline & Fuel Tax Revenue PUT	0.600%	5/1/23	1,000	975
[2]	Louisiana Gasoline & Fuel Tax Revenue PUT, SOFR + 0.500%	1.557%	5/1/26	495	475
	Louisiana GO	5.000%	3/1/29	2,520	2,881
[6]	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/29	1,315	1,473
	Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children's Medical Center)	5.000%	6/1/36	1,250	1,314
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	4/1/37	1,270	1,368
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Projects) PUT	5.000%	5/15/25	220	233
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/24	1,000	1,031
	Louisiana State University Revenue	5.000%	7/1/23	455	469
[4]	New Orleans LA Aviation Board Revenue	5.000%	10/1/27	875	977
	New Orleans LA GO	5.000%	12/1/31	500	506
	St. John the Baptish Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	715	692
	St. John the Baptish Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	725	679
	Tangipahoa Parish LA Hospital Service District No. 1 (North Oaks Health System Project)	4.000%	2/1/36	2,000	1,880
					19,033
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/29	445	484
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/30	600	648
[4]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	4.000%	7/1/36	150	150
	Maine Municipal Bond Bank	4.000%	11/1/38	800	802
	Maine Municipal Bond Bank (Department of Transportation)	5.000%	9/1/32	1,265	1,450
	Maine Turnpike Authority Revenue	4.000%	7/1/38	1,145	1,157
	Portland ME General Airport Revenue	4.000%	1/1/39	820	777
					5,468
Maryland (1.1%)
	Anne Arundel County MD GO	5.000%	4/1/23	1,190	1,220
	Anne Arundel County MD GO	5.000%	4/1/25	3,145	3,391
	Anne Arundel County MD GO	5.000%	10/1/27	1,455	1,577

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anne Arundel County MD GO	5.000%	4/1/33	1,000	1,058
	Baltimore County MD GO	5.000%	3/1/24	400	420
	Baltimore County MD GO	4.000%	3/1/30	1,200	1,269
	Baltimore County MD GO	5.000%	3/1/33	3,035	3,433
	Baltimore MD Consolidated Public Improvement GO	5.000%	3/1/32	1,275	1,447
	Baltimore MD Consolidated Public Improvement GO Prere.	5.000%	10/15/22	650	657
	Baltimore MD Project Revenue	5.000%	7/1/24	2,095	2,217
	Harford County MD GO	5.000%	10/1/25	2,000	2,180
	Harford County MD GO	5.000%	10/1/26	1,250	1,390
	Howard County MD Housing Commission General Revenue (Columbia Landing Apartments)	1.600%	6/1/29	1,000	899
	Maryland Community Development Administration Department of Housing & Community Development Residential Revenue	2.100%	9/1/41	1,350	951
[1]	Maryland Department of Transportation Revenue	5.000%	12/1/23	70	72
[1]	Maryland Department of Transportation Revenue	5.000%	12/1/24	80	84
[1]	Maryland Department of Transportation Revenue	5.000%	12/1/25	60	64
[1]	Maryland Department of Transportation Revenue	5.000%	12/1/26	65	71
[1]	Maryland Department of Transportation Revenue	5.000%	12/1/27	65	72
[1]	Maryland Department of Transportation Revenue	5.000%	12/1/28	65	73
[1]	Maryland Department of Transportation Revenue	5.000%	12/1/29	65	74
	Maryland Department of Transportation Revenue	4.000%	12/15/29	1,365	1,393
	Maryland Department of Transportation Revenue	3.000%	10/1/30	2,620	2,647
	Maryland GO	5.000%	3/15/23	1,145	1,173
	Maryland GO	5.000%	8/1/23	1,920	1,988
	Maryland GO	5.000%	8/1/23	1,670	1,729
	Maryland GO	5.000%	8/1/25	9,380	10,189
	Maryland GO	5.000%	3/15/26	1,235	1,359
	Maryland GO	4.000%	8/1/26	1,970	2,005
	Maryland GO	5.000%	3/15/28	4,280	4,778
	Maryland GO	3.250%	8/1/30	1,000	1,003
	Maryland GO	5.000%	3/15/32	2,750	3,122
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/31	1,950	2,071
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare)	5.000%	1/1/28	165	177
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/31	750	797
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System) Prere.	5.000%	7/1/22	500	500
	Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health System Obligated Group) Prere.	5.000%	7/1/22	500	500
[2,5]	Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Medical System) PUT, SIFMA Municipal Swap Index Yield + 0.540%	1.450%	12/8/27	3,645	3,645
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center Inc.)	5.000%	7/1/33	1,215	1,248
	Maryland Health & Higher Educational Facilities Authority Revenue (Stevenson University)	5.000%	6/1/29	270	288
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Pittsburgh Medical Center)	4.000%	4/15/38	1,000	974
	Maryland State Local Facilities GO	4.000%	3/1/29	1,000	1,086
	Maryland State Stadium Authority Built Learn Revenue	5.000%	6/1/32	1,000	1,156
	Maryland State Stadium Authority Built Learn Revenue	4.000%	6/1/36	1,000	998
	Maryland State Stadium Authority Built Learn Revenue	4.000%	6/1/40	1,200	1,185
	Maryland State Stadium Authority Hagerstown Multi-Use Sports & Events Facility Lease Revenue	5.000%	6/1/39	1,885	2,130
	Maryland State Stadium Authority Revenue Prere.	5.000%	5/1/26	3,390	3,736
	Maryland Transportation Authority Facilities Projects Revenue	2.000%	7/1/35	1,500	1,173
	Montgomery County MD GO	5.000%	11/1/22	1,000	1,012
	Montgomery County MD GO	5.000%	11/1/22	1,275	1,290
	Montgomery County MD GO	4.000%	11/1/28	2,390	2,563
	Montgomery County MD GO Prere.	4.000%	11/1/24	1,000	1,044
	Montgomery County MD GO Prere.	5.000%	11/1/24	1,000	1,067
	Prince Georges County MD Public Improvement Bonds GO	5.000%	7/1/23	3,375	3,487
	Washington MD Suburban Sanitary Commission GO	4.000%	6/15/33	1,000	1,040
					87,172
Massachusetts (1.0%)
	Massachusetts Bay Transportation Authority Revenue	5.000%	7/1/27	2,635	2,898
	Massachusetts Bay Transportation Authority Revenue Prere.	5.000%	7/1/26	245	270
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/22	495	495
[10]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/25	2,530	2,780
[10]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/26	410	462
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	955	1,116
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	1,285	1,550
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/37	1,000	1,004
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	3,290	3,590
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	1,915	1,910
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	1,125	1,222
	Massachusetts Department of Transportation Metropolitan Highway System Revenue PUT	5.000%	1/1/23	1,110	1,127
	Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/37	1,750	1,887
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/29	1,225	1,329
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/38	1,085	1,147

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,5]	Massachusetts Development Finance Agency Revenue (General Brigham Inc.) PUT, SIFMA Municipal Swap Index Yield + 0.600%	1.510%	1/29/26	1,000	993
	Massachusetts Development Finance Agency Revenue (Green Bonds)	5.000%	11/15/32	1,625	1,948
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	10/15/29	5,000	5,804
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/34	500	534
	Massachusetts Development Finance Agency Revenue (Southcoast Health System)	5.000%	7/1/28	200	217
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/25	1,275	1,353
	Massachusetts Development Finance Agency Revenue (UMass Student Housing Project)	5.000%	10/1/32	525	509
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/32	1,105	1,153
	Massachusetts GO	5.250%	8/1/23	525	545
	Massachusetts GO	5.000%	12/1/23	1,520	1,587
	Massachusetts GO	5.000%	9/1/25	3,850	4,189
	Massachusetts GO	5.000%	5/1/29	2,180	2,224
	Massachusetts GO	5.000%	5/1/31	1,675	1,705
	Massachusetts GO	5.250%	1/1/34	2,665	3,019
	Massachusetts GO	5.000%	7/1/35	1,000	1,056
	Massachusetts GO	3.500%	5/1/37	2,000	1,935
	Massachusetts GO	2.000%	3/1/41	1,000	700
	Massachusetts Port Authority Revenue	5.000%	7/1/35	2,400	2,655
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/23	645	647
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31	610	650
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.750%	8/15/32	1,335	1,399
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/37	1,860	1,965
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/22	3,500	3,515
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	2/15/24	1,500	1,575
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	1,010	1,097
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	355	385
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	890	967
[10]	Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/26	510	562
	Massachusetts Transportation Fund Revenue	4.000%	6/1/35	1,040	1,061
[10]	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/29	890	726
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Water Resources Authority Revenue Prere.	4.000%	8/1/24	1,000	1,040
	Massachusetts Water Resources Authority Revenue Prere.	5.000%	8/1/26	3,000	3,324
					73,826
Michigan (1.5%)
[14]	Battle Creek MI School District GO	5.000%	5/1/25	535	576
[14]	Chippewa Valley MI Schools GO	5.000%	5/1/33	1,000	1,062
[14]	Dearborn MI School District GO Prere.	5.000%	11/1/23	1,200	1,250
[4,14]	Detroit MI City School District GO	5.250%	5/1/28	615	700
[4]	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/35	1,120	1,173
	Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/22	455	455
	Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/23	1,050	1,056
	Detroit MI Water & Sewerage Department Sewage Disposal System Revenue Prere.	5.000%	7/1/22	1,000	1,000
[4]	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/34	1,050	1,168
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/27	1,840	2,041
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/28	1,205	1,351
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/29	1,200	1,339
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/31	1,645	1,763
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/37	1,000	1,100
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28	1,030	1,115
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/29	1,420	1,590
[4]	Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33	1,000	1,026
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/33	1,310	1,460
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/36	1,000	1,064
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/40	500	557
[14]	Hudsonville MI Public Schools GO	5.000%	5/1/31	420	465
	Ingham County MI Building Authority	3.000%	5/1/34	3,900	3,586
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/29	970	1,054
[14]	Lake Orion MI Community School District GO	5.000%	5/1/38	4,070	4,566
[4,14]	Lincoln MI Consolidated School District GO	5.000%	5/1/24	1,000	1,053
[14]	Marysville MI Public Schools District GO	5.000%	5/1/28	1,630	1,786
	Michigan Building Authority Revenue	5.000%	10/15/32	1,395	1,502
	Michigan Building Authority Revenue	5.000%	4/15/33	1,000	1,065
	Michigan Building Authority Revenue	5.000%	4/15/36	1,235	1,320
	Michigan Environmental Program GO	4.000%	5/1/28	1,000	1,055
	Michigan Finance Authority Hospital Revenue Bonds (Beaumontt Health Credit Group) Prere.	5.000%	8/1/24	1,500	1,590

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Hospital Revenue Bonds (Beaumontt-Spectrum Consolidation)	5.000%	4/15/29	1,000	1,136
	Michigan Finance Authority Hospital Revenue Bonds (Beaumontt-Spectrum Consolidation)	5.000%	4/15/31	2,000	2,298
	Michigan Finance Authority Hospital Revenue Bonds (Beaumontt-Spectrum Consolidation)	5.000%	4/15/36	1,000	1,106
	Michigan Finance Authority Hospital Revenue Bonds (Beaumontt-Spectrum Consolidation)	5.000%	4/15/37	1,000	1,103
	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group)	5.000%	12/1/31	1,000	1,082
	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group)	5.000%	12/1/35	2,250	2,492
[2]	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) PUT, SIFMA Municipal Swap Index Yield + 0.850%	1.760%	12/1/24	1,500	1,509
[2]	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.810%	12/1/25	500	504
	Michigan Finance Authority Revenue	5.000%	10/1/22	375	376
	Michigan Finance Authority Revenue	5.000%	11/1/28	1,055	1,194
	Michigan Finance Authority Revenue	4.000%	11/1/32	1,740	1,827
	Michigan Finance Authority Revenue	5.000%	10/1/34	2,565	2,896
	Michigan Finance Authority Revenue (Calvin University)	5.000%	9/1/35	605	662
[4]	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22	1,000	1,000
[4]	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/23	1,000	1,031
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28	750	793
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	1,500	1,557
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	1,000	1,033
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/26	1,210	1,311
	Michigan Finance Authority Revenue (Henry Ford Health System)	5.000%	11/15/41	1,000	1,042
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/26	850	923
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/27	965	1,057
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/34	1,700	1,831
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/27	500	505
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/36	500	504
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/36	2,000	2,246
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund) Prere.	5.000%	10/1/22	1,000	1,009
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund) Prere.	5.000%	10/1/22	500	504
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	5.000%	6/1/33	1,000	1,082
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	4.000%	6/1/37	1,000	977
	Michigan Finance Authority Revenue (Trinity Health Credit Group) Prere.	5.000%	12/1/22	8,155	8,272
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	3.500%	12/1/50	5,555	5,547
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	5.000%	6/1/53	1,000	1,059
	Michigan State Trunk Line Fund (Rebuilding Michigan Program)	4.000%	11/15/39	5,000	5,045
	Oakland University MI Revenue	5.000%	3/1/30	1,250	1,348
[1]	Oakland University MI Revenue	5.000%	3/1/31	1,000	1,099
[1]	Oakland University MI Revenue	5.000%	3/1/35	1,475	1,589
	Portage MI Public Schools GO	5.000%	11/1/34	1,250	1,360
[14]	Roseville MI School District GO Prere.	5.000%	5/1/25	1,665	1,793
	Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital) Prere.	5.000%	3/1/24	1,450	1,522
[14]	Saginaw City School District GO	4.000%	5/1/34	1,030	1,058
[14]	Saline MI Area Schools GO	5.000%	5/1/23	1,100	1,130
	University of Michigan Revenue	5.000%	4/1/25	35	38
	University of Michigan Revenue	5.000%	4/1/29	20	22
	University of Michigan Revenue	5.000%	4/1/29	20	22
	University of Michigan Revenue	5.000%	4/1/30	25	27
	University of Michigan Revenue	5.000%	4/1/31	30	33
	University of Michigan Revenue	5.000%	4/1/32	2,050	2,247
[4]	University of Michigan Revenue	5.000%	11/15/32	590	677
[4]	University of Michigan Revenue	5.000%	11/15/33	200	229
[4]	University of Michigan Revenue	5.000%	11/15/38	350	395
	University of Michigan Revenue Prere.	5.000%	4/1/26	25	28
	University of Michigan Revenue Prere.	5.000%	4/1/26	40	44
	University of Michigan Revenue Prere.	5.000%	4/1/26	30	33
	Wayne County MI Airport Authority Revenue	5.000%	12/1/25	870	940
	Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,376
					115,411
Minnesota (0.4%)
	Duluth MN Economic Development Authority Revenue (Benedictine Health System)	4.000%	7/1/31	1,625	1,557
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/27	365	403
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/28	350	390
[3]	Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care Revenue VRDO	0.600%	7/1/22	1,075	1,075

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/26	450	487
	Minneapolis MN Special School District No. 1 COP	5.000%	2/1/26	1,855	1,890
	Minnesota GO	5.000%	8/1/24	1,615	1,716
	Minnesota GO	5.000%	8/1/25	1,500	1,632
	Minnesota GO	5.000%	8/1/25	2,170	2,360
	Minnesota GO	5.000%	8/1/27	1,005	1,092
	Minnesota GO	5.000%	9/1/30	1,235	1,362
	Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/35	595	605
	Minnesota Housing Finance Agency (Housing Infrastructure)	4.000%	8/1/36	1,500	1,491
	Minnesota Housing Finance Agency Residential Housing Revenue	2.800%	12/1/47	736	712
[3]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT	4.000%	12/1/27	440	451
[2,3]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT, SOFR + 1.000%	2.012%	12/1/27	1,000	965
	Minnesota Public Facilities Authority Revolving Fund Revenue	5.000%	3/1/25	2,480	2,668
	Osseo MN Independent School District No. 279 GO	5.000%	2/1/28	1,000	1,107
	Owatonna MN Independent School District No. 761 GO	3.000%	2/1/32	1,190	1,157
	St. Francis MN Independent School District No. 15 GO	5.000%	2/1/26	385	393
	St. Francis MN Independent School District No. 15 GO	5.000%	2/1/27	485	495
	St. Francis MN Independent School District No. 15 GO	4.000%	2/1/29	515	520
	St. Francis MN Independent School District No. 15 GO	4.000%	2/1/30	550	555
	St. Francis MN Independent School District No. 15 GO	4.000%	2/1/32	775	781
	University of Minnesota Revenue	5.000%	4/1/23	1,115	1,143
	West St. Paul MN Independent School District No. 197 Revenue (Mendota Heights-Eagan)	4.000%	2/1/28	1,000	1,068
	White Bear Lake MN Independent School District No. 624 GO	3.000%	2/1/30	1,150	1,157
					29,232
Mississippi (0.4%)
	County of Lowndes MS Pollution Control Revenue PUT	2.650%	4/1/27	1,000	957
	Mississippi Business Finance Corp. Revenue (Chevron USA Inc. Project) VRDO	0.630%	7/1/22	2,800	2,800
	Mississippi Business Finance Corp. Revenue (Chevron USA Inc. Project) VRDO	0.630%	7/1/22	1,100	1,100
	Mississippi Business Finance Corp. Revenue (Chevron USA Inc. Project) VRDO	0.630%	7/1/22	1,450	1,450
	Mississippi Business Finance Corp. Revenue (Chevron USA Inc. Project) VRDO	0.630%	7/1/22	8,600	8,600
	Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/26	1,335	1,442
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/27	500	555
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/30	1,765	1,944
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mississippi Gaming Tax Revenue	5.000%	10/15/29	1,000	1,115
Mississippi Gaming Tax Revenue	5.000%	10/15/36	1,500	1,626
Mississippi GO Prere.	5.000%	11/1/25	1,000	1,091
Mississippi GO Prere.	5.000%	11/1/26	115	128
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/29	830	911
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	625	688
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	260	286
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/27	1,000	1,095
Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/34	1,000	1,004
Mississippi State Gaming Tax Revenue	5.000%	10/15/32	2,000	2,191
Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/30	575	635
Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/31	515	565
Mississippi State University Educational Building Corp. Revenue Prere.	5.000%	8/1/23	1,000	1,035
				31,218
Missouri (0.6%)
Bi-State Development Agency MO Illinois Metropolitan District Sales Tax Appropriation Revenue	4.000%	10/1/35	1,790	1,849
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue (St. Francis Healthcare System)	4.000%	6/1/37	1,680	1,673
Jackson County MO School District No. 4 GO (Blue Springs)	6.000%	3/1/38	1,000	1,204
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	1,500	1,600
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/26	1,215	1,297
Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/32	1,020	1,134
Kansas City MO Special Obligation Bonds (Missouri Projects)	5.000%	4/1/34	1,000	1,120
Kansas City MO Special Obligation Bonds (Missouri Projects)	5.000%	9/1/35	3,215	3,606
Little Blue Valley MO Sewer District Revenue	3.000%	9/1/33	1,505	1,390
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/34	525	572
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	4.000%	5/1/41	4,145	4,329
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/30	1,000	1,040
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/34	880	915
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) Prere.	5.000%	6/1/24	1,480	1,561

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	12/1/31	1,050	1,136
	Missouri Health & Educational Facilities Authority Revenue	4.000%	7/1/37	1,000	1,003
	Missouri Health & Educational Facilities Authority Revenue PUT	4.000%	5/1/26	2,300	2,399
	Missouri Health & Educational Facilities Authority Revenue PUT	5.000%	5/1/28	3,100	3,414
	Missouri Health & Educational Facilities Authority Revenue (BJC Health System)	4.500%	1/1/39	2,865	2,884
	Missouri Health & Educational Facilities Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/36	1,100	1,140
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,553
	Missouri Highways & Transportation Commission Road Revenue	5.000%	2/1/23	1,000	1,020
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/34	1,425	1,522
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/34	1,010	1,097
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/40	1,655	1,782
	St Louis County MO Industrial Development Authority Senior Living Facilities Revenue	5.000%	9/1/38	1,225	1,144
[5,9]	St Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/26	1,260	1,104
[5,9]	St Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/26	1,455	1,275
[4]	St. Louis MO Parking Revenue	5.000%	12/15/23	715	746
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	1,000	1,075
					47,584
Montana (0.0%)
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/32	825	868
Multiple States (0.1%)
[15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	9/15/30	1,535	1,471
[5,15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.600%	9/15/33	1,940	1,787
[5,15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.625%	6/15/35	1,915	1,723
[5,15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/35	1,360	1,218
[15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.400%	1/25/36	475	466
[5,15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/36	1,270	1,132
					7,797
Nebraska (0.3%)
	Central Plains Energy Project Nebraska Gas Project Revenue PUT	5.000%	1/1/24	280	288
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27	1,000	1,063
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/42	1,000	1,063
[3]	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	4.000%	8/1/25	8,015	8,234
	District Energy Corp. NB Facility Revenue	5.000%	7/1/32	810	939
	Lincoln NE Electric System Revenue Prere.	5.000%	9/1/22	135	136
	Lincoln NE Electric System Revenue Prere.	5.000%	9/1/22	275	277
	Nebraska Public Power District Revenue	5.000%	1/1/23	1,500	1,525
	Nebraska Public Power District Revenue	5.000%	1/1/38	2,595	2,899
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/29	1,420	1,543
	Omaha NE Sewer Revenue	5.000%	11/15/29	2,500	2,666
	Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/35	1,000	1,088
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/24	1,785	1,842
	University of Nebraska Facilities Corp. Revenue	5.000%	7/15/27	1,100	1,225
					24,788
Nevada (0.7%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/26	560	602
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/28	1,220	1,318
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center) Prere.	5.000%	9/1/22	4,240	4,264
	Clark County NV Airport Improvement Revenue	5.000%	7/1/30	2,095	2,359
	Clark County NV GO	4.000%	6/1/32	1,505	1,569
	Clark County NV GO	4.000%	7/1/32	2,190	2,285
	Clark County NV GO	4.000%	6/1/33	1,000	1,051
	Clark County NV GO	5.000%	7/1/33	1,000	1,015
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/31	1,575	1,651
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/36	1,075	1,177
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/31	1,100	1,233
	Clark County NV Pollution Control Refunding Revenue (Southern California Edison Co.)	2.100%	6/1/31	1,000	825
[4]	Clark County NV School District GO	5.000%	6/15/27	3,000	3,345
	Clark County NV School District GO	4.000%	6/15/32	1,000	1,053
[4]	Clark County NV School District GO	4.000%	6/15/33	1,820	1,877
[6]	Clark County NV School District GO	3.000%	6/15/34	1,000	926
[6]	Clark County NV School District GO	3.000%	6/15/37	1,000	875
	Clark County NV School District GO	3.000%	6/15/38	1,000	854
	Clark County NV School District GO	3.000%	6/15/40	1,600	1,331
[4]	Clark County NV School District GO	4.000%	6/15/40	850	851
	Las Vegas Valley NV Water District GO	5.000%	6/1/26	1,000	1,101
	Las Vegas Valley NV Water District GO	4.000%	6/1/41	3,500	3,513
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	1,190	1,257
	Las Vegas Valley Water District Nevada GO	5.000%	12/1/27	1,990	2,140

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	1,870	2,020
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	1,000	1,109
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/39	1,500	1,661
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/41	3,045	3,267
	Nevada GO	5.000%	11/1/23	1,465	1,527
	Nevada GO	5.000%	11/1/25	1,015	1,094
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/32	1,660	1,729
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/27	250	270
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/28	250	271
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/32	250	268
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/33	250	267
	Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/34	1,510	1,635
					53,590
New Hampshire (0.1%)
	National Finance Authority NH Revenue	5.000%	8/15/30	1,500	1,694
	National Finance Authority NH Revenue	4.125%	1/20/34	2,511	2,471
[1]	National Finance Authority NH Revenue (Dickinson College Project)	5.000%	11/1/42	1,475	1,558
	National NH Finance Authority Municipal Certificates	4.375%	9/20/36	1,000	960
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	4.000%	8/1/43	2,855	2,759
					9,442
New Jersey (1.9%)
	Bridgewater Township NJ BAN	1.000%	8/2/22	3,500	3,499
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/27	1,400	1,439
	Cape May County NJ GO	2.000%	9/15/30	2,605	2,323
[6]	City of Newark NJ The Board of Education New Jersey School Energy Savings Obligation Refunding Bonds	5.000%	7/15/29	375	425
[6]	City of Newark NJ The Board of Education New Jersey School Energy Savings Obligation Refunding Bonds	5.000%	7/15/30	375	429
[4]	Clifton NJ Board of Education School Bonds Revenue	2.000%	8/15/34	1,500	1,189
	County of Hudson NJ General Improvement Revenue	3.000%	11/15/31	2,615	2,506
	County of Hudson NJ General Improvement Revenue	2.125%	11/15/36	1,000	761
[4]	Cumberland County NJ Improvement Authority GO Prere.	5.000%	9/1/24	4,000	4,252
	Hudson County NJ Improvement Authority Lease Revenue (Courthouse Projects)	4.000%	10/1/40	2,010	2,020
[6]	Lindenwold Boro NJ School District Bonds	3.125%	2/1/36	1,390	1,224
	Morris County NJ Improvement Authority School District Revenue (Morris Hills Regional District Project) Prere.	5.000%	10/1/22	510	515
	New Jersey Covid 19 Emergency Bonds GO	5.000%	6/1/25	1,000	1,069
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Covid 19 Emergency Bonds GO	5.000%	6/1/29	1,000	1,124
	New Jersey Covid 19 Emergency Bonds GO	4.000%	6/1/30	4,115	4,350
	New Jersey Covid 19 Emergency Bonds GO	4.000%	6/1/31	2,000	2,110
	New Jersey Covid 19 Emergency Bonds GO	3.000%	6/1/32	3,000	2,816
	New Jersey Covid 19 Emergency Bonds GO	4.000%	6/1/32	1,500	1,578
	New Jersey Economic Development Authority Revenue	5.000%	6/15/23	1,000	1,029
[5]	New Jersey Economic Development Authority Revenue	5.250%	9/1/23	2,000	2,072
	New Jersey Economic Development Authority Revenue	5.250%	6/15/27	560	590
	New Jersey Economic Development Authority Revenue	5.000%	6/15/33	1,100	1,181
	New Jersey Economic Development Authority Revenue	4.000%	6/15/35	500	499
	New Jersey Economic Development Authority Revenue Prere.	5.500%	12/15/26	2,000	2,273
[10]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26	405	439
[10]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge) ETM	5.250%	7/1/26	95	105
[10]	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27	1,000	1,117
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/35	700	743
	New Jersey Economic Development Authority Revenue (School Facilities Construction) Prere.	5.000%	3/1/23	2,095	2,142
[3]	New Jersey Educational Facilities Authority Revenue VRDO	0.850%	7/6/22	3,700	3,700
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	3/1/25	5,000	5,389
	New Jersey Educational Facilities Authority Revenue (Princeton University)	2.000%	3/1/37	1,000	747
[4]	New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/35	400	447
	New Jersey GO	2.000%	6/1/31	1,295	1,086
	New Jersey GO	2.000%	6/1/32	1,230	1,002
	New Jersey GO	2.000%	6/1/35	1,000	766
	New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24	500	511
	New Jersey Health Care Facilities Financing Authority Revenue (Atlanticare Health System)	3.000%	7/1/40	145	121
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/22	1,000	1,000
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.000%	7/1/38	1,000	989
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health) Prere.	5.000%	7/1/22	900	900
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph's Healthcare System)	5.000%	7/1/27	1,000	1,063

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	5.000%	7/1/29	1,385	1,525
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/25	1,300	1,393
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	2,380	2,559
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	620	667
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29	1,400	1,498
	New Jersey Transportation Trust Fund Authority Program Bonds	5.000%	6/15/31	1,000	1,095
	New Jersey Transportation Trust Fund Authority Program Bonds	5.000%	6/15/33	1,000	1,082
	New Jersey Transportation Trust Fund Authority Program Bonds	5.000%	6/15/34	600	645
	New Jersey Transportation Trust Fund Authority Program Bonds	4.000%	6/15/37	1,000	991
	New Jersey Transportation Trust Fund Authority Program Bonds	4.000%	6/15/37	1,000	991
	New Jersey Transportation Trust Fund Authority Program Bonds	4.000%	6/15/41	1,750	1,665
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/27	1,000	1,083
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/30	1,285	1,381
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/31	1,000	1,071
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33	1,115	1,183
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34	1,115	1,178
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35	1,015	1,068
	New Jersey Transportation Trust Fund Authority System Bonds	5.000%	6/15/30	1,000	1,095
[10]	New Jersey Transportation Trust Fund Authority System Bonds	0.000%	12/15/30	1,420	1,025
	New Jersey Transportation Trust Fund Authority System Bonds	5.000%	6/15/31	1,000	1,095
[10,16]	New Jersey Transportation Trust Fund Authority System Bonds	0.000%	12/15/31	265	193
	New Jersey Transportation Trust Fund Authority System Bonds	5.000%	6/15/32	1,000	1,081
[4]	New Jersey Transportation Trust Fund Authority System Bonds	0.000%	12/15/32	1,000	674
	New Jersey Transportation Trust Fund Authority System Bonds	5.000%	12/15/32	1,000	1,067
	New Jersey Transportation Trust Fund Authority System Bonds	0.000%	12/15/34	1,000	580
	New Jersey Transportation Trust Fund Authority System Bonds	4.000%	6/15/35	500	499
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33	1,500	1,556
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/36	2,125	2,148
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	1,315	1,338
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/23	605	633
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24	1,000	1,047
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	2,000	1,729
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/27	5,260	5,696
[10]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	2,000	1,375
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	700	719
	New Jersey Turnpike Authority Revenue	5.000%	1/1/28	500	545
	New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,096
	New Jersey Turnpike Authority Revenue	4.000%	1/1/33	1,070	1,080
	New Jersey Turnpike Authority Revenue	4.000%	1/1/34	2,500	2,518
	New Jersey Turnpike Authority Revenue	5.000%	1/1/35	1,000	1,074
	New Jersey Turnpike Authority Revenue	5.000%	1/1/37	1,000	1,084
	New Jersey Turnpike Authority Revenue	4.000%	1/1/42	1,000	999
	New Jersey Turnpike Authority Revenue Prere.	5.000%	1/1/23	1,190	1,210
	New Jersey Turnpike Authority Revenue Prere.	5.000%	1/1/23	1,185	1,205
[3,5]	New Jersey Turnpike Authority Revenue TOB VRDO	1.010%	7/7/22	5,650	5,650
[4]	North Hudson Sewerage Authority Revenue	5.000%	6/1/36	1,320	1,552
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/39	1,025	1,040
	South Jersey Transportation Authority New Jersey Transportation System Revenue Prere.	5.000%	11/1/22	500	506
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/26	1,825	1,938
	Tobacco Settlement Financing Corp. New Jersey Revenue	3.200%	6/1/27	5	5
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/27	3,200	3,431
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/30	685	731
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31	1,000	1,063
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/32	1,000	1,060
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35	450	474
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/36	1,500	1,576
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/37	1,000	1,048
	Toms River NJ Board of Education GO	3.000%	7/15/30	3,000	2,926
	Toms River NJ Board of Education GO	3.000%	7/15/33	3,570	3,295
	Toms River NJ General Improvement Bonds	4.000%	6/1/39	1,760	1,785
					147,056
New Mexico (0.3%)
	Albuquerque NM GO	5.000%	7/1/23	6,000	6,198
	Albuquerque NM GO	5.000%	7/1/26	4,035	4,450
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/22	290	291
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/23	265	274

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/29	1,000	862
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/29	1,550	1,337
	Farmington NM Pollution Control Revenue (San Juan & Four Corners Projects)	2.150%	4/1/33	2,675	2,062
	New Mexico Finance Authority Revenue	5.000%	6/1/23	1,210	1,247
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/27	1,045	1,101
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/29	1,500	1,723
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services) Prere.	5.000%	8/1/25	1,520	1,647
[3]	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	5/1/25	805	848
	New Mexico State Severance Tax Bonds	5.000%	7/1/24	1,000	1,058
	New Mexico State Severance Tax Bonds	5.000%	7/1/25	1,000	1,081
					24,179
New York (8.1%)
	Albany NY City School District GO	1.000%	7/29/22	2,125	2,124
	Amherst NY BAN	1.500%	11/4/22	5,095	5,094
	Battery Park City NY Authority Revenue	5.000%	11/1/38	750	850
	Brooklyn Arena Local Development Corp. NY Pilot Revenue Refunding (Barclays Center)	5.000%	7/15/30	700	715
	Brooklyn Arena Local Development Corp. NY Pilot Revenue Refunding (Barclays Center)	5.000%	7/15/42	690	694
[4]	Broome County NY Local Development Corp. Revenue (United Health Services Hospitals Inc. Project)	5.000%	4/1/29	2,100	2,362
	Carmel NY Board	1.250%	9/30/22	1,669	1,668
	Dutchess County NY Local Development Corp. Revenue	5.000%	7/1/32	1,110	1,184
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/31	425	457
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	208
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/34	240	249
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	4.000%	7/1/37	555	528
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	4.000%	7/1/41	650	601
	Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/30	500	556
	Genesee County NY Funding Corp. Revenue (Rochester Regional Health Project)	5.000%	12/1/35	700	733
[4]	Hempstead NY GO	4.000%	4/1/29	1,420	1,471
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/31	1,550	1,698
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36	1,500	1,623
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37	520	562
	Ithaca City NY School District GO	1.500%	7/15/22	1,100	1,100
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/24	130	131
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/35	1,095	1,209
	Long Island NY Power Authority Electric System Revenue PUT	1.500%	9/1/26	1,360	1,288
	Metropolitan Transportation Authority NY Revenue	3.000%	11/1/22	2,000	2,010
	Metropolitan Transportation Authority NY Revenue	5.000%	2/1/23	7,000	7,119
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/27	1,000	1,077
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/28	2,075	2,193
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/29	1,115	1,182
	Metropolitan Transportation Authority NY Revenue	5.250%	11/15/30	3,440	3,778
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/33	1,500	1,584
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/34	2,500	2,631
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/40	810	745
[4]	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/40	1,000	1,064
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/41	2,170	1,989
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/43	500	520
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/43	1,475	1,491
	Metropolitan Transportation Authority NY Revenue PUT	5.000%	11/15/22	8,095	8,181
	Metropolitan Transportation Authority NY Revenue PUT	5.000%	5/15/24	7,000	7,248
[2,4]	Metropolitan Transportation Authority NY Revenue PUT, SOFR + 0.550%	1.562%	4/1/24	500	491
[3]	Metropolitan Transportation Authority NY Revenue VRDO	0.620%	7/1/22	500	500
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/31	1,970	2,168
	Monroe County NY Industrial Development Corp. Revenue (Rochester Regional Health)	4.000%	12/1/39	2,120	1,935
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/37	1,540	1,664
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Projects)	5.000%	12/1/28	555	594
	Monroe County NY Industrial Development Revenue (University of Rochester Project)	5.000%	7/1/23	2,000	2,065
	Nassau County NY GO	5.000%	4/1/23	1,000	1,024
	New York City NY GO	5.000%	8/1/22	705	707
	New York City NY GO	5.000%	8/1/22	1,290	1,294
	New York City NY GO	5.000%	8/1/23	400	401
	New York City NY GO	5.000%	8/1/23	1,505	1,558
	New York City NY GO	5.000%	8/1/24	1,000	1,061
	New York City NY GO	5.000%	8/1/25	1,245	1,351
	New York City NY GO	5.000%	8/1/25	1,310	1,421
	New York City NY GO	5.000%	8/1/25	1,000	1,085
	New York City NY GO	5.000%	6/1/26	2,450	2,634
	New York City NY GO	5.000%	8/1/26	1,000	1,019

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY GO	5.000%	8/1/26	80	80
	New York City NY GO	5.000%	8/1/28	5,000	5,680
	New York City NY GO	5.000%	11/1/29	5,000	5,725
	New York City NY GO	5.000%	8/1/30	1,000	1,033
	New York City NY GO	5.000%	8/1/32	1,000	1,161
	New York City NY GO	5.000%	12/1/32	1,755	1,895
	New York City NY GO	5.000%	12/1/32	1,000	1,109
	New York City NY GO	5.000%	12/1/33	1,775	1,909
	New York City NY GO	5.000%	8/1/34	1,000	1,112
	New York City NY GO	4.000%	8/1/35	1,000	1,002
	New York City NY GO	5.000%	12/1/35	1,120	1,201
	New York City NY GO	4.000%	8/1/36	1,000	998
	New York City NY GO	4.000%	8/1/37	2,000	1,992
	New York City NY GO	4.000%	10/1/37	2,690	2,679
	New York City NY GO	3.000%	3/1/41	1,210	988
	New York City NY GO	5.250%	5/1/41	1,250	1,402
	New York City NY GO	4.000%	8/1/42	2,500	2,453
	New York City NY GO Prere.	5.000%	8/1/22	420	421
	New York City NY GO Prere.	5.000%	3/1/23	1,490	1,524
[3]	New York City NY GO VRDO	0.640%	7/1/22	2,200	2,200
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/38	1,915	1,820
[17]	New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.350%	11/1/40	2,000	1,535
	New York City NY Housing Development Corp. Multi-Family Housing Revenue Prere.	5.250%	7/3/23	1,000	1,035
[17]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.700%	5/1/25	400	374
[17]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.600%	7/1/25	2,000	1,846
[17]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.900%	1/1/26	800	741
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26	1,000	1,004
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood Bonds)	3.000%	11/1/39	1,000	859
[4]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	4.000%	3/1/31	250	259
[4]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	3.000%	3/1/38	2,000	1,709
[4]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Projects)	3.000%	3/1/36	2,000	1,767
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/27	4,560	4,977
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/33	1,000	1,105
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	2,000	2,138
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/37	3,140	3,446
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	1,000	1,080
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,075	2,194
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,500	2,725
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue Prere.	5.000%	6/15/25	1,350	1,462
[3]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.620%	7/1/22	10,380	10,380
[3]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.620%	7/1/22	3,120	3,120
[3]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.640%	7/1/22	23,700	23,700
[3]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.650%	7/1/22	2,900	2,900
[3]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.650%	7/1/22	16,300	16,300
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/24	550	551
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/28	1,730	1,857
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/29	2,000	2,144
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/30	1,045	1,123
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/32	250	251
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/35	1,635	1,787
	New York City NY Transitional Finance Authority Building AID Revenue	4.000%	7/15/38	1,750	1,713
	New York City NY Transitional Finance Authority Building AID Revenue ETM	5.000%	7/15/24	3,430	3,637
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22	1,140	1,154
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/28	1,325	1,426
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	850	870
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/30	500	508
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	500	505
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	1,370	1,445
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	500	505
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	1,500	1,590
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,450	1,528

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,710	1,833
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	1,565	1,649
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	4,000	4,177
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	1,525	1,651
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/35	2,500	2,522
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	1,745	1,838
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36	1,580	1,705
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36	1,235	1,235
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/36	1,000	999
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	1,680	1,812
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/38	2,500	2,541
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/38	8,000	8,394
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/38	1,250	1,248
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/42	3,000	3,137
[3]	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.620%	7/1/22	3,610	3,610
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/25	2,230	2,425
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/28	1,600	1,817
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/30	2,000	2,299
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/31	6,500	7,472
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/32	1,005	1,163
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35	2,015	2,194
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35	1,200	1,353
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/36	110	123
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/36	1,000	1,006
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/36	2,325	2,528
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	11/1/36	2,800	2,816
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/37	250	251
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/38	200	200
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/38	5,000	4,994
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/38	1,120	1,119
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/39	2,500	2,494
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/39	1,020	1,129
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	5/1/39	2,000	1,995
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/39	1,330	1,446
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/40	545	601
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/40	1,500	1,288
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/40	3,500	3,749
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/40	1,540	1,663
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/41	1,545	1,700
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/41	1,000	852
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/42	510	560
[3]	New York City NY Transitional Finance Authority Future Tax Secured Revenue VRDO	0.620%	7/1/22	4,400	4,400
[3]	New York City NY Transitional Finance Authority Future Tax Secured Revenue VRDO	0.650%	7/1/22	3,300	3,300
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/35	1,500	1,633
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/36	5,710	6,209
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/38	1,675	1,811
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/39	1,335	1,451
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	5.000%	12/1/26	1,350	1,494
	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	3.000%	2/15/42	500	397

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	1.900%	11/15/31	1,500	1,226
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.100%	11/15/32	1,500	1,218
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.200%	11/15/33	1,440	1,159
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.300%	11/15/34	1,500	1,200
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.400%	11/15/35	1,400	1,117
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.500%	11/15/36	950	757
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.750%	11/15/41	2,050	1,596
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	3.000%	9/15/43	405	334
	New York Liberty Development Corp. Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69	680	614
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	1,140	1,280
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	1,045	1,082
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,180	2,293
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,135	1,205
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	1,675	1,790
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/31	1,445	1,424
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33	1,330	1,343
	New York Metropolitan Transportation Authority Revenue Prere.	5.000%	11/15/22	820	831
	New York Metropolitan Transportation Authority Revenue Prere.	5.000%	5/15/23	570	587
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	5/15/30	2,500	2,728
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/32	1,000	687
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,545	1,571
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51	4,250	4,257
[4]	New York Power Authority Green Transmission Revenue	4.000%	11/15/41	3,540	3,519
[9]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/24	500	532
[9]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/27	500	570
[6]	New York State Dormitory Authority Revenue	5.000%	10/1/31	1,000	1,146
	New York State Dormitory Authority Revenue	3.000%	10/1/32	1,000	943
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Revenue	5.000%	7/1/33	730	804
New York State Dormitory Authority Revenue	4.000%	5/1/40	1,260	1,215
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,054
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,045
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	9/1/27	1,895	2,021
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/29	550	575
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/23	625	635
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/26	720	730
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/27	1,700	1,786
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28	2,040	2,174
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	1,085	1,155
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	5,000	5,673
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	1,555	1,764
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	2,000	2,095
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31	2,455	2,596
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/33	1,975	2,005
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34	1,895	1,906
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	2,000	2,092
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35	1,000	1,002
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	3,000	3,341
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	5,000	5,240
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37	3,000	3,237
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/37	3,000	2,981
New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/38	3,400	2,955
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/38	3,500	3,455
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/39	2,000	1,969
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	2,000	2,149
New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/39	3,000	2,594
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/39	2,235	2,201
New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/40	3,000	2,548
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/40	1,250	1,227
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/40	1,000	981
New York State Dormitory Authority Revenue (Personal Income Tax) ETM	5.000%	2/15/25	1,500	1,615

Tax-Managed Balanced Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	12/15/22	840	853
New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	4.000%	2/15/27	10	11
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/29	195	218
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/30	205	231
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/31	225	255
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/32	235	265
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/33	255	286
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	1,295	1,393
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,230	1,326
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,480	1,619
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,795	1,946
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	1,420	1,526
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	2,000	2,156
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,500	1,630
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,160	2,341
New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/29	1,000	964
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/23	1,000	1,033
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34	1,500	1,644
New York State Homeowner Mortgage Agency Revenue	2.200%	4/1/36	1,610	1,291
New York State Housing Finance Agency Revenue	2.200%	11/1/36	875	695
New York State Housing Finance Agency Revenue PUT	2.500%	5/1/27	1,510	1,456
New York State Housing Finance Agency Revenue PUT	2.500%	5/1/27	900	868
New York State Housing Finance Agency Revenue PUT	3.100%	11/1/27	1,500	1,481
New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	3,500	3,255
New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	1,075	968
New York State Mortgage Agency Homeowner Revenue	3.250%	10/1/50	2,390	2,369
New York State Thruway Authority General Revenue	4.000%	1/1/41	1,000	979
New York State Thruway Authority General Revenue	4.000%	1/1/42	2,000	1,958
New York State Thruway Authority General Revenue	4.000%	1/1/42	1,000	979
New York State Thruway Authority Revenue	5.000%	1/1/35	1,130	1,207
New York State Thruway Authority Revenue	5.000%	1/1/36	1,045	1,142
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24	1,325	1,393
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24	5,000	5,258
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25	2,830	3,031
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	1,930	2,023
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28	10,000	11,224
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,037
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,511
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	2,010	2,167
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,512
New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/34	5,000	5,025
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/36	2,000	2,162
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/37	2,000	2,157
New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/39	5,000	4,947
New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/40	1,590	1,566
New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/42	1,490	1,455
New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/39	3,000	2,947
New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/41	3,000	2,557
New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/42	4,000	3,385
New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/43	225	219
Port Authority of New York & New Jersey Revenue	5.000%	9/1/26	1,805	1,908
Port Authority of New York & New Jersey Revenue	3.000%	12/1/32	2,000	1,851
Port Authority of New York & New Jersey Revenue	5.000%	9/1/36	1,230	1,360
Port Authority of New York & New Jersey Revenue	5.000%	11/1/36	2,295	2,538
Southold NY Suffolk County	1.250%	9/22/22	1,938	1,937
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,423
Suffolk County NY Refunding Bonds	5.000%	6/15/29	745	839
Sweet Home Central School District NY Amherst & Tonawanda BAN	1.250%	7/7/22	2,000	2,000

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29	1,870	1,967
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/34	1,760	1,831
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/30	450	445
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/31	460	453
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/32	285	278
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds	5.000%	5/15/27	5,000	5,563
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds	5.000%	5/15/29	2,000	2,277
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds	5.000%	5/15/30	2,000	2,293
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds	3.000%	5/15/32	490	467
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds	5.000%	5/15/40	1,000	1,112
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds PUT	2.000%	5/15/26	1,000	974
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds PUT	2.000%	5/15/28	1,500	1,426
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/23	1,500	1,566
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32	1,130	747
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	2,000	2,146
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	1,900	2,062
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36	1,000	1,080
[2]	Triborough Bridge & Tunnel Authority New York Revenue PUT, SOFR + 0.380%	1.398%	2/1/24	150	147
[3]	Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.650%	7/1/22	9,600	9,600
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/37	1,320	1,409
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/40	1,000	930
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/33	1,600	1,667
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/35	1,945	2,067
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/36	2,450	2,601
[5]	Westchester County NY Local Development Corp. Revenue (Purchase Senior Learning Community Inc.)	3.200%	7/1/28	250	226
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,107
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/28	1,400	1,491
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/33	1,500	1,573
[4]	Yonkers NY GO	5.000%	3/15/31	500	568
					613,485
North Carolina (0.5%)
	Cary NC Combined Enterprise System Revenue Prere.	5.000%	12/1/22	330	335
	Cary NC Combined Enterprise System Revenue Prere.	5.000%	12/1/22	170	172
	Cary NC GO	5.000%	9/1/22	1,000	1,006
	Charlotte NC International Airport Revenue	4.000%	7/1/38	1,250	1,248
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	5.000%	1/15/34	1,500	1,572
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue PUT	1.950%	11/1/29	625	577
[3]	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue VRDO	0.610%	7/1/22	2,900	2,900
[3]	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue VRDO	0.630%	7/1/22	1,200	1,200
	Durham County NC GO	4.000%	6/1/25	2,460	2,590
	Mecklenburg County NC GO	5.000%	3/1/26	1,085	1,193
	Mecklenburg County NC Public Improvement GO	5.000%	12/1/26	1,775	1,981
	North Carolina GAN	5.000%	3/1/25	1,055	1,130
	North Carolina GAN	5.000%	3/1/27	1,015	1,081
	North Carolina GO	3.000%	5/1/33	1,000	952
	North Carolina Housing Finance Agency Homeownership Revenue	3.000%	7/1/51	2,655	2,605
	North Carolina Medical Care Commission Health Care Facilities Revenue (Presbyterian Homes Obligated)	4.000%	10/1/40	800	711
	North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed) Prere.	5.000%	10/1/22	1,000	1,009
	North Carolina Medical Care Commission Hospital (Moses Cone Health System) VRDO	0.910%	7/7/22	1,500	1,500
	North Carolina State Grant Anticipation Revenue	5.000%	3/1/28	1,000	1,122
	North Carolina State Limited Obligation	5.000%	5/1/25	3,590	3,873
[4]	North Carolina Turnpike Authority Revenue	5.000%	1/1/38	30	33
	North Carolina Turnpike Authority Revenue	4.000%	1/1/39	2,000	1,876
	Orange County NC Public Facilities Co. Revenue Prere.	5.000%	10/1/22	180	182
	Orange County NC Public Facilities Co. Revenue Prere.	5.000%	10/1/22	320	323
	University of North Carolina at Charlotte Revenue	4.000%	10/1/35	400	407
	University of North Carolina at Charlotte Revenue	3.000%	10/1/36	1,600	1,405
	University of North Carolina at Charlotte Revenue	4.000%	10/1/37	1,000	1,007
	University of North Carolina at Charlotte Revenue	4.000%	10/1/40	325	323
	Wake County NC GO	5.000%	3/1/23	2,145	2,193
	Wake County NC GO	4.000%	5/1/30	2,000	2,021
	Western California University General Revenue	3.000%	4/1/36	1,480	1,333

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Winston-Salem State University NC General Revenue	5.000%	4/1/29	440	487
	Winston-Salem State University NC General Revenue	4.000%	4/1/33	530	528
					40,875
North Dakota (0.0%)
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/25	1,210	1,288
	Grand Forks ND Health Care System Revenue (Altru Health System)	5.000%	12/1/29	445	485
[4]	Grand Forks ND Health Care System Revenue (Altru Health System)	3.000%	12/1/39	1,000	842
					2,615
Ohio (1.3%)
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	12/1/40	1,200	1,171
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/29	1,300	1,415
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37	2,200	2,174
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/31	1,000	1,152
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	4.000%	2/15/38	1,045	1,042
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/26	1,025	1,121
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects) PUT	1.000%	8/15/24	385	370
	Bowling Green State University Ohio Revenue	5.000%	6/1/26	400	436
	Bowling Green State University Ohio Revenue	5.000%	6/1/27	260	287
	Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/34	1,150	1,233
	Buckeye OH Tobacco Settlement Financing Authority Revenue	4.000%	6/1/39	1,000	968
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/26	725	735
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/27	380	384
	Cleveland OH Municipal School District GO	5.000%	12/1/28	1,000	1,023
	Cleveland Ohio Income Tax Revenue	3.000%	10/1/34	335	314
	Cleveland-Cuyahoga County OH Port Authority Cultural Facilities Revenue (Cleveland Museum of Natural History Project)	4.000%	7/1/38	365	370
[1]	Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue)	5.000%	8/1/37	1,000	1,049
[4]	Columbus OH City School District GO	0.000%	12/1/29	1,000	786
	Columbus OH GO	4.000%	8/15/26	1,730	1,823
	Columbus OH GO	5.000%	4/1/30	4,500	5,231
	Columbus OH GO Prere.	5.000%	7/1/22	535	535
	Columbus OH Metropolitan Housing Authority Revenue	4.000%	8/1/36	1,000	1,019
	Columbus OH Sewer Revenue Prere.	5.000%	12/1/24	4,000	4,273
	County of Montgomery OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/38	1,000	900
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project) Prere.	5.000%	12/1/23	510	533
	Cuyahoga County OH Hospital Revenue (Metro Health System)	5.000%	2/15/32	1,000	1,036
	Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.125%	6/15/33	615	620
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/28	1,680	1,774
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30	680	719
	Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/31	1,100	1,227
	Franklin County OH Sales Tax Revenue	5.000%	6/1/28	830	945
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/28	625	684
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/36	1,000	1,044
[3]	Lancaster OH Port Authority Gas Supply Revenue PUT	5.000%	2/1/25	400	420
	Miami Valley OH Career Technology Center GO	5.000%	12/1/25	880	961
	Montgomery County OH Hospital Facilities Improvement & Refunding Revenue (Kettering Health Network)	3.000%	8/1/34	900	802
	Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/42	1,000	865
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/31	2,290	2,490
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/37	2,590	2,775
[3]	Montgomery County OH Hospital Revenue (Premier Health Partners) VRDO	0.370%	7/7/22	450	450
	North Royalton OH City School District GO	5.000%	12/1/26	300	323
	North Royalton OH City School District GO	5.000%	12/1/28	1,400	1,498
	Northeast Ohio Regional Sewer District Wastewater Revenue Prere.	5.000%	5/15/23	1,000	1,029
	Ohio Air Quality Development Authority Revenue PUT	4.000%	6/1/27	500	504
	Ohio Air Quality Development Authority Revenue (Duke Energy Corp.) PUT	4.000%	6/1/27	730	737
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/33	1,605	1,755
	Ohio Capital Facilities Lease-Appropriation Revenue (Transportation Building Fund Projects)	5.000%	4/1/30	1,155	1,228
	Ohio Community Learning Centers Income Tax Revenue	4.000%	12/1/26	375	400
	Ohio GO	5.000%	5/1/23	1,870	1,922
	Ohio GO	5.000%	8/1/23	500	501
	Ohio GO	5.000%	8/1/24	500	531
	Ohio GO	5.000%	11/1/24	1,675	1,789
	Ohio GO	5.000%	2/1/27	1,000	1,092
	Ohio GO	5.000%	6/15/27	3,425	3,502
	Ohio GO	5.000%	5/1/33	1,010	1,122
	Ohio GO	5.000%	3/1/35	1,000	1,090
	Ohio GO	5.000%	5/1/35	770	888
	Ohio GO	5.000%	3/15/36	1,005	1,045

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio GO	5.000%	5/1/36	600	690
	Ohio GO	5.000%	5/1/37	600	688
	Ohio GO	5.000%	3/1/38	2,000	2,172
	Ohio Higher Education GO	5.000%	5/1/30	5,015	5,358
	Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/22	585	593
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/25	2,450	2,674
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/28	1,020	1,113
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/35	1,320	1,466
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/37	2,240	2,472
	Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/26	925	1,014
	Ohio State Common Schools GO	5.000%	6/15/23	500	516
	Ohio State Higher Educational Facility Commission Revenue	5.000%	1/15/33	1,260	1,315
	Ohio State Hospital Revenue (Premier Health Partners Obligated Group)	5.000%	11/15/33	105	112
	Ohio State Hospital Revenue (University Hospitals Health System)	5.000%	1/15/35	500	537
	Ohio State University General Receipts Revenue	4.000%	12/1/40	1,760	1,770
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	1,030	1,051
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35	1,310	1,436
[1]	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/39	1,390	1,549
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/25	5,050	5,465
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/26	1,850	2,062
					102,165
Oklahoma (0.3%)
	Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/25	1,160	1,217
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28	1,245	1,314
	Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26	1,145	1,206
	Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/38	1,000	1,023
	Oklahoma City OK GO	5.000%	3/1/24	525	527
	Oklahoma City OK GO	4.000%	3/1/28	5,605	6,011
	Oklahoma City OK GO	4.000%	3/1/32	5,790	6,187
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/28	1,500	1,484
	Oklahoma State University Agricultural Mechanical Revenue	4.000%	9/1/35	460	473
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/37	2,020	2,144
	Tulsa County OK Independent School District No. 4 Bixby GO	4.000%	7/1/23	2,000	2,044
	Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	4.000%	9/1/31	1,500	1,605
	Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/23	280	285
					25,520
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oregon (0.4%)
	Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/33	1,140	1,252
	Deschutes & Jefferson Counties OR School District No. 2J GO	0.000%	6/15/31	750	556
	Deschutes County OR Public Library District GO	4.000%	6/1/23	575	587
	Hospital Facilities Authority of Multnomah County Oregon Revenue	4.000%	12/1/36	1,000	907
	Multnomah County OR School District GO	5.000%	6/15/29	1,015	1,092
	Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	1,380	1,450
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/42	2,175	2,388
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/33	1,000	1,046
	Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/27	450	484
	Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/27	450	484
	Oregon GO	5.000%	5/1/23	500	501
	Oregon GO	4.000%	6/1/23	790	807
	Oregon Health & Science University Revenue PUT	5.000%	2/1/32	1,000	1,111
	Oregon Housing & Community Services Department Mortgage Revenue	4.000%	7/1/51	1,000	1,014
	Oregon State Department Administrative Services Lottery Revenue	5.000%	4/1/39	4,000	4,563
	Oregon State Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/30	1,535	1,713
	Port of Portland OR International Airport Passenger Facility Charge Revenue	5.000%	7/1/31	500	570
	Portland OR Water System Revenue	2.000%	5/1/42	2,000	1,397
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/33	540	558
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/38	500	513
	Tri-County Metropolitan Transportation District of Oregon Revenue	4.000%	9/1/40	2,895	2,909
	Tri-County Metropolitan Transportation District of Oregon Revenue Prere.	4.000%	9/1/25	2,750	2,896
[1]	Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/32	200	237
	Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/36	1,305	1,426
[1]	Washington County OR School District No. 48J Beaverton GO	0.000%	6/15/37	2,443	1,314
					31,775
Pennsylvania (2.9%)
	Allegheny County PA GO	4.000%	11/1/30	1,025	1,068
[2]	Allegheny County PA Higher Education Building Authority Revenue (Carnegie Mellon University) PUT, SOFR + 0.290%	1.347%	8/1/27	500	483
[1]	Allegheny County PA Higher Education Building Authority Revenue (Chatham University)	5.250%	9/1/34	550	556
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/27	1,010	1,102

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/32	1,000	1,063
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/33	1,000	1,060
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/38	500	490
[2]	Allegheny County PA Hospital Development Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	1.610%	5/15/27	3,630	3,619
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/27	1,000	1,092
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh)	5.000%	10/15/29	1,470	1,633
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/39	470	470
[5]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/27	250	258
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/29	300	322
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/30	1,260	1,359
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/31	500	540
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/32	450	487
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/35	1,035	1,108
[6]	Allentown PA School District GO	5.000%	6/1/31	1,000	1,084
[6]	Armstrong PA School District GO	5.000%	3/15/27	995	1,107
[6]	Armstrong PA School District GO	5.000%	3/15/29	920	1,051
	Bethel Park PA School District GO	4.000%	8/1/34	1,100	1,136
[2]	Bethlehem PA Area School District Authority Revenue (Northampton & Lehigh Counties) PUT, SOFR + 0.350%	1.368%	11/1/25	100	96
[2]	Bethlehem PA Area School District Authority Revenue (Northampton & Lehigh Counties) PUT, SOFR + 0.350%	1.368%	11/1/25	105	101
[2]	Bethlehem PA Area School District Authority Revenue (Northampton & Lehigh Counties) PUT, SOFR + 0.350%	1.368%	11/1/25	100	96
[1]	Bucks County PA Industrial Development Authority Revenue (Delaware Valley University Project)	5.000%	11/1/30	1,735	1,785
	Bucks County PA Industrial Development Authority Revenue (Grand View Hospital Project)	5.000%	7/1/30	750	795
	Centennial PA School District Bucks County GO	5.000%	12/15/29	1,450	1,647
	Chester County Industrial Development Authority Revenue	4.000%	12/1/39	3,000	2,973
	Chester County PA GO Prere.	5.000%	11/15/22	750	760
[6]	Coatesville PA Area School District Building GO	0.000%	10/1/34	450	262
[6]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/26	335	343
[6]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/27	365	374
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26	500	539
[5]	Dauphin County PA General Authority Revenue (Harrisburg University of Science & Technology)	5.000%	10/15/30	840	854
	Delaware River PA Joint Toll Bridge Commission System Revenue	5.000%	7/1/34	225	245
[9]	Delaware Valley PA Regional Finance Authority Revenue	5.500%	8/1/28	1,260	1,432
[2]	Delaware Valley PA Regional Finance Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.400%	1.310%	3/1/26	1,000	993
[2]	Delaware Valley PA Regional Finance Authority Revenue PUT, SOFR + 0.490%	1.502%	3/1/27	1,000	950
	East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project) Prere.	5.000%	7/1/24	1,000	1,057
[6,9]	Erie PA Sewer Authority Revenue	0.000%	12/1/25	85	76
[6,9]	Erie PA Sewer Authority Revenue ETM	0.000%	12/1/25	1,165	1,074
[6]	Gateway PA School District Alleghany County GO	3.000%	10/15/37	1,000	886
	Geisinger Authority PA Health System Revenue (Geisinger Health System)	5.000%	4/1/35	1,000	1,082
	Geisinger Authority PA Health System Revenue (Geisinger Health System)	4.000%	4/1/39	1,000	986
[4]	Hempfield PA Area School District (Westmoreland Country) GO	5.000%	3/15/36	1,610	1,812
[4]	Hempfield PA Area School District (Westmoreland Country) GO	4.000%	3/15/37	3,400	3,453
	Lancaster County PA Hospital Authority Revenue (Penn State Health)	5.000%	11/1/41	1,000	1,063
	Lancaster County PA Hospital Authority Revenue (Saint Anne's Retirement Community Incorporated Project)	5.000%	3/1/29	1,085	1,093
	Lancaster PA Higher Education Authority Revenue (Elizabethtown College Project)	5.000%	10/1/37	3,000	3,063
	Latrobe PA Industrial Development Authority University Revenue (Siton Hill University)	4.000%	3/1/40	225	196
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	1,220	1,294
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	2,400	2,677
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/33	780	780
[4]	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/25	1,000	1,078
	Manheim Township PA School District GO	4.000%	5/1/35	550	561
	Manheim Township PA School District GO Prere.	5.000%	8/1/25	830	899
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/40	1,250	1,201
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/41	2,000	1,912
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.250%	2/15/42	2,500	2,508
	Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/42	1,425	1,431

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/32	1,515	1,622
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	5/1/35	700	701
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network) ETM	5.000%	1/15/23	1,015	1,033
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network) ETM	5.000%	1/15/25	1,000	1,066
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/38	1,000	1,063
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke's Hospital Project)	5.000%	8/15/25	1,275	1,361
	Pennsylvania COP	5.000%	7/1/26	500	546
	Pennsylvania COP	5.000%	7/1/27	500	555
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29	1,060	1,136
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30	1,510	1,633
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/15/32	740	832
[2]	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group) PUT, SIFMA Municipal Swap Index Yield + 0.700%	1.610%	5/15/27	1,000	981
	Pennsylvania Economic Development Financing Authority Revenue (Waste Management Project) PUT	0.950%	12/1/26	1,000	870
	Pennsylvania GO	5.000%	8/15/23	2,265	2,348
	Pennsylvania GO	5.000%	1/1/24	1,500	1,570
	Pennsylvania GO	5.000%	8/15/24	500	530
	Pennsylvania GO	5.000%	1/1/26	3,295	3,597
	Pennsylvania GO	5.000%	9/15/26	1,500	1,659
	Pennsylvania GO	5.000%	5/15/27	3,000	3,359
	Pennsylvania GO	4.000%	1/1/29	3,000	3,144
[4]	Pennsylvania GO	4.000%	8/15/30	1,000	1,031
	Pennsylvania GO	5.000%	3/15/32	8,000	8,402
	Pennsylvania GO	5.000%	10/15/32	1,000	1,031
[4]	Pennsylvania GO	4.000%	3/1/33	1,110	1,146
	Pennsylvania GO	4.000%	5/15/33	2,080	2,182
[4]	Pennsylvania GO	4.000%	3/1/34	1,670	1,719
	Pennsylvania GO	4.000%	3/1/36	1,000	1,010
	Pennsylvania GO	3.000%	5/15/36	1,000	901
	Pennsylvania GO	4.000%	3/1/37	1,000	1,008
[6]	Pennsylvania GO	4.000%	3/1/37	1,000	1,019
	Pennsylvania GO	2.000%	5/15/38	1,390	1,007
	Pennsylvania GO	2.000%	5/15/39	1,000	700
	Pennsylvania GO	2.000%	5/15/40	1,540	1,060
	Pennsylvania GO	2.000%	5/15/41	1,430	968
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/31	1,000	1,116
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/38	650	645
	Pennsylvania Housing Finance Agency Revenue	4.000%	10/1/37	2,205	2,193
	Pennsylvania Housing Finance Agency Revenue	2.450%	10/1/41	1,500	1,138
	Pennsylvania Housing Finance Agency Revenue	4.250%	10/1/52	1,185	1,215
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/32	1,000	1,095
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/24	1,050	1,095
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/28	630	695
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	4.000%	12/1/41	1,000	973
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	1,980	2,076
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	1,690	1,839
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,960	2,119
[4]	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,635	1,807
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	750	821
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	2,255	2,447
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,570	1,745
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,100	1,172
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	300	319
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,500	1,609
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,097
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	1,250	1,380
[4]	Pennsylvania Turnpike Commission Revenue	6.250%	6/1/33	1,760	1,984
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	1,500	1,580
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/36	1,650	1,656
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,000	1,078
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	2,545	2,834
	Pennsylvania Turnpike Commission Revenue	6.375%	12/1/38	1,300	1,499
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/39	1,250	1,246
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	1,520	1,676
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	1,000	1,035
	Philadelphia PA Airport Revenue	5.000%	7/1/34	1,500	1,634
	Philadelphia PA Authority for Industrial Development Revenue (Charter School Project)	4.000%	6/1/31	705	679
	Philadelphia PA Authority for Industrial Development Revenue (Science University)	5.000%	11/1/42	1,000	1,036
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/24	1,015	1,066
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/27	1,000	1,066

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/36	1,000	1,049
	Philadelphia PA Gas Works Revenue	5.000%	10/1/25	1,625	1,753
	Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,000	1,092
	Philadelphia PA Gas Works Revenue	5.000%	8/1/36	1,300	1,377
	Philadelphia PA GO	4.000%	5/1/39	3,000	2,943
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/25	1,000	1,056
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/32	1,610	1,684
	Philadelphia PA School District GO	5.000%	9/1/31	940	1,013
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/26	1,000	1,053
	Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/35	1,110	1,116
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/42	3,000	3,245
[4]	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Sales Tax Revenue	5.000%	2/1/31	1,000	1,107
	Pittsburgh PA School District GO	4.000%	9/1/35	1,670	1,705
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/22	1,200	1,207
[4]	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/33	1,000	1,120
[2,4]	Pittsburgh PA Water & Sewer Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	1.560%	12/1/23	350	350
[4]	Reading PA School District GO	5.000%	3/1/25	955	1,019
[4]	River Valley School District PA GO	4.000%	3/15/28	1,145	1,213
[4]	River Valley School District PA GO	4.000%	3/15/33	1,810	1,885
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/25	815	885
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/26	770	852
	Seneca Valley PA School District GO	3.000%	4/1/34	2,125	2,003
	Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/27	1,135	1,231
	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) Prere.	5.000%	6/1/24	1,085	1,145
[3]	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) VRDO	0.650%	7/1/22	8,800	8,800
[6]	State Public School Building Authority Pennsylvania College Revenue (Community College of Allegheny County Project)	4.000%	6/15/29	1,075	1,120
[6]	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/24	1,535	1,612
[4]	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/26	1,650	1,797
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education	4.000%	4/15/26	2,000	2,104
	Westmoreland County PA Industrial Development Authority Revenue	4.000%	5/15/41	1,000	836
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton)	4.000%	11/1/29	2,205	2,253
					219,595
Puerto Rico (0.5%)
	Puerto Rico GO	5.250%	7/1/23	361	368
	Puerto Rico GO	0.000%	7/1/24	470	430
	Puerto Rico GO	5.375%	7/1/25	2,386	2,477
	Puerto Rico GO	5.625%	7/1/27	4,786	5,091
	Puerto Rico GO	5.625%	7/1/29	4,543	4,878
	Puerto Rico GO	5.750%	7/1/31	2,355	2,572
	Puerto Rico GO	0.000%	7/1/33	2,668	1,499
	Puerto Rico GO	4.000%	7/1/33	1,140	1,045
	Puerto Rico GO	4.000%	7/1/35	1,135	1,016
	Puerto Rico Housing Finance Authority Capital Fund Modernization Program (Puerto Rico Public Housing Projects)	5.000%	12/1/27	1,000	1,100
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Revenue	5.000%	7/1/33	215	235
[4,7]	Puerto Rico Public Finance Corp. Revenue ETM	6.000%	8/1/26	1,000	1,132
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	123	114
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	1,327	1,098
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	2,774	2,091
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31	145	98
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	10,194	9,573
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	1,786	1,677
	Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/40	65	63
	Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/40	1,565	1,507
					38,064
Rhode Island (0.1%)
	Narragansett RI Commission Wastewater System Revenue Prere.	5.000%	2/1/25	1,950	2,093
	Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/30	500	531
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue	5.000%	11/1/29	200	224
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue	5.000%	11/1/32	425	483
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue	5.000%	11/1/36	200	224
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/25	500	541
	Rhode Island Health and Educational Building Corp. Public School Revenue (City of East Providence Issue)	4.000%	5/15/37	1,200	1,205
					5,301

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
South Carolina (0.8%)
	Beaufort County SC School District GO	5.000%	3/1/23	1,500	1,534
	Charleston County SC Airport District System Revenue	5.000%	7/1/34	250	275
	Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/23	590	616
	Charleston SC Hospitality Tax Revenue	5.000%	9/1/30	400	461
	Charleston SC Hospitality Tax Revenue	5.000%	9/1/35	825	928
	Columbia SC Waterworks & Sewer System Revenue	3.000%	2/1/35	875	801
	Georgetown County SC School District GO	3.000%	3/1/31	1,665	1,648
	Greenville County SC Special Source Revenue	5.000%	4/1/31	375	434
	Greenville County SC Special Source Revenue	4.000%	4/1/38	250	251
	Lancaster County SC School District GO	4.000%	3/1/32	1,000	1,041
	Lexington & Richland County SC School District No. 5 GO	4.000%	3/1/30	2,760	2,995
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/25	1,000	1,071
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/34	1,500	1,571
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,030	1,084
	Orangeburg County School District	5.000%	6/1/41	1,810	1,874
[3]	Patriots Energy Group Finance Authority SC Gas Supply Revenue PUT	4.000%	2/1/24	1,895	1,930
	Patriots Energy Group SC Gas System Improvement & Refunding Revenue	4.000%	6/1/36	825	816
[10]	Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24	1,600	1,543
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/31	2,500	2,695
	Piedmont SC Municipal Power Agency Revenue	4.000%	1/1/33	1,000	1,009
	South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/26	1,420	1,515
	South Carolina GO	5.000%	4/1/27	1,160	1,303
	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health) Prere.	5.250%	8/1/23	1,000	1,037
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/37	1,500	1,573
	South Carolina Public Service Authority Revenue	5.000%	12/1/26	1,140	1,193
	South Carolina Public Service Authority Revenue	5.000%	12/1/31	1,200	1,318
	South Carolina Public Service Authority Revenue	5.000%	12/1/31	410	455
	South Carolina Public Service Authority Revenue	4.000%	12/1/33	1,000	1,001
	South Carolina Public Service Authority Revenue	4.000%	12/1/34	1,000	1,000
	South Carolina Public Service Authority Revenue	4.000%	12/1/35	1,500	1,494
	South Carolina Public Service Authority Revenue	5.000%	12/1/35	805	865
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Revenue	4.000%	12/1/36	1,500	1,483
	South Carolina Public Service Authority Revenue	5.000%	12/1/36	815	874
	South Carolina Public Service Authority Revenue	4.000%	12/1/37	1,000	975
	South Carolina Public Service Authority Revenue	5.000%	12/1/37	2,430	2,509
	South Carolina Public Service Authority Revenue	5.000%	12/1/37	1,095	1,135
	South Carolina Public Service Authority Revenue	4.000%	12/1/38	1,000	969
	South Carolina Public Service Authority Revenue	4.000%	12/1/38	1,220	1,183
	South Carolina Public Service Authority Revenue	4.000%	12/1/39	1,000	965
	South Carolina Public Service Authority Revenue	4.000%	12/1/42	1,000	936
	South Carolina Public Service Authority Revenue	4.000%	12/1/42	6,465	6,050
	South Carolina Transportation Infrastructure Revenue	5.000%	10/1/32	1,290	1,438
[4]	Spartanburg SC Regional Health Services District Revenue	5.000%	4/15/34	510	569
	Spartanburg SC Regional Health Services District Revenue	5.000%	4/15/35	1,160	1,263
[6]	Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/26	1,000	1,079
					58,759
South Dakota (0.1%)
	Educational Enhancement Funding Corp. South Dakota Tobacco Settlement Revenue Prere.	5.000%	6/1/23	2,000	2,060
	Lincoln County SD Economic Development Revenue (Augustana College Association Project)	4.000%	8/1/41	2,660	2,370
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/32	2,915	3,079
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	4.000%	9/1/34	2,125	2,136
					9,645
Tennessee (1.2%)
	Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,062
	Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives) Prere.	5.000%	1/1/23	1,500	1,524
	Chattanooga TN Health Educational & Housing Facility Board Revenue (Common Spirit Health)	5.000%	8/1/29	2,880	3,101
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/27	1,035	1,073
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/27	1,590	1,726
	Jackson TN Hospital Project Revenue	5.000%	4/1/38	3,620	3,799
	Jackson TN Hospital Project Revenue Prere.	5.000%	10/1/28	190	215
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/36	1,000	1,040

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/27	925	983
	Memphis TN GO	4.000%	6/1/31	1,000	1,038
	Memphis TN GO	4.000%	5/1/35	5,685	5,766
	Memphis-Shelby County TN Airport Authority Revenue	5.000%	7/1/34	500	546
	Memphis-Shelby County TN Industrial Development Board Revenue	5.000%	11/1/27	1,000	1,106
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	4.000%	10/1/31	215	203
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Blakeford at Green Hills) Prere.	5.000%	7/1/22	500	500
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	5.000%	7/1/31	280	314
[11]	New Memphis Arena Public Building Authority of Memphis & Shelby County TN Local Government Public Improvement Bonds (City of Memphis Project), 4.000% coupon rate effective 4/1/2026	0.000%	4/1/31	300	272
[3,4]	Shelby County TN Health Educational & Housing Facilities Board Revenue VRDO	0.650%	7/1/22	6,500	6,500
[3,4]	Shelby County TN Health Educational & Housing Facilities Board Revenue VRDO	0.650%	7/1/22	6,200	6,200
	Sumner County TN Public Improvement Refunding Bonds GO	5.000%	6/1/23	7,245	7,457
[3]	Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24	5,090	5,309
	Tennergy Corp. TN Gas Revenue PUT	4.000%	9/1/28	4,440	4,465
	Tennessee Energy Acquisition Corp. Commodity Project Revenue PUT	5.000%	11/1/31	9,805	10,397
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	1,835	1,844
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	1,800	1,852
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	915	952
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	1,035	1,099
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	1,185	1,254
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	5/1/23	4,040	4,090
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/25	1,625	1,650
	Tennessee GO	4.000%	8/1/28	4,850	5,061
	Tennessee GO	5.000%	11/1/29	4,750	5,531
	Tennessee GO Prere.	5.000%	8/1/25	1,000	1,085
	Tennessee Housing Development Agency Finance Program Revenue	3.750%	7/1/52	1,000	1,003
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/33	50	55
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program) Prere.	5.000%	11/1/25	10	11
	Williamson County TN GO Prere.	4.000%	5/1/23	1,320	1,346
					91,429
Texas (5.4%)
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,280	1,372
[18]	Allen TX Independent School District GO	5.000%	2/15/26	1,035	1,129
[18]	Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	4.000%	8/15/33	600	613
[18]	Arlington TX Independent School District (Unlimited Tax) GO	5.000%	2/15/26	1,090	1,166
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/27	420	465
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/28	305	342
[6]	Arlington TX Special Tax Revenue	5.000%	2/15/32	1,160	1,269
	Atascosa County TX Industrial Development Corp. Pollution Control Refunding Revenue Bonds	5.000%	12/15/37	1,435	1,520
	Austin TX Airport System Revenue	5.000%	11/15/26	1,120	1,229
	Austin TX Airport System Revenue	5.000%	11/15/32	1,260	1,347
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,074
	Austin TX Electric Utilities Systems Revenue	5.000%	11/15/29	5,000	5,357
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/37	1,000	1,078
	Bexar County TX GO	4.000%	6/15/36	3,070	3,185
	Bexar County TX GO Prere.	5.000%	6/15/23	3,230	3,332
	Bexar County TX GO Prere.	5.000%	6/15/24	1,145	1,211
	Brownsville TX Utility System Revenue Prere.	4.000%	9/1/23	1,000	1,026
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24	1,015	1,053
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25	100	91
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/25	250	261
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	180	158
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/26	1,115	1,192
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/31	1,230	1,356
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/32	1,785	1,944
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/36	1,115	1,074
	Central Texas Regional Mobility Authority Revenue	3.375%	1/1/41	445	371
	Central Texas Regional Mobility Authority Revenue Prere.	5.000%	1/1/23	565	575
	Central Texas Regional Mobility Authority Revenue Prere.	5.000%	7/1/25	865	936
[18]	Clear Creek TX Independent School District PUT	0.280%	8/15/24	500	471
[18]	Clear Creek TX Independent School District GO	5.000%	2/15/34	910	996
	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/32	510	560
[18]	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/32	600	696
	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/36	750	734
[18]	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/36	700	739

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Collin County TX Community College District GO	4.000%	8/15/34	2,500	2,628
[18]	Comal TX Independent School District	4.000%	2/1/34	1,030	1,069
[1,18]	Community TX Independent School District Bonds	5.000%	2/15/38	1,370	1,527
	Conroe TX Local Government Corp. Hotel & Contract Revenue (Conroe Convention Center Hotel)	5.000%	10/1/34	260	292
	Corpus Christi TX General Improvement Refunding	5.000%	3/1/25	1,300	1,387
	Corpus Christi TX Utility System Revenue	5.000%	7/15/32	500	529
	Dallas County TX Community College District GO	5.000%	2/15/26	1,000	1,093
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32	2,065	2,347
	Dallas TX Area Rapid Transit Sales Tax Revenue Prere.	5.000%	12/1/22	500	507
	Dallas TX Area Rapid Transit Sales Tax Revenue Prere.	5.000%	12/1/25	2,215	2,421
	Dallas TX Area Rapid Transit Sales Tax Revenue Prere.	5.000%	12/1/25	1,670	1,825
	Dallas TX Hotel Occupancy Revenue (Kaufman & Rockall Counties)	4.000%	8/15/30	1,000	1,040
[18]	Dallas TX Independent School District Prere.	5.000%	2/15/25	2,200	2,361
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/22	210	211
	Dallas TX Waterworks & Sewer System Revenue	4.000%	10/1/31	1,675	1,773
	Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/29	1,000	1,035
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30	3,725	4,238
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/33	2,655	2,970
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/34	1,000	1,002
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/35	2,020	2,020
[18]	Dickinson TX Independent School District Revenue PUT	0.250%	8/1/23	1,000	984
[18]	Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/24	1,035	1,027
	El Paso TX Combination Tax & Revenue Bonds	4.000%	8/15/33	455	472
	El Paso TX GO	5.000%	8/15/28	750	849
	El Paso TX GO	5.000%	8/15/29	575	658
	El Paso TX GO	5.000%	8/15/31	850	966
	El Paso TX GO	4.000%	8/15/34	1,000	1,025
	El Paso TX GO	3.000%	8/15/37	765	681
[18]	El Paso TX Independent School District Revenue	5.000%	8/15/42	5,000	5,394
[18]	El Paso TX Independent School District Unlimited Tax School Building Bonds	4.000%	8/15/43	1,610	1,617
[6]	Fort Bend County TX Municipal Utility District No. 58 (Unlimited Tax Refunding)	3.000%	4/1/35	435	398
	Fort Bend TX Grand Parkway Toll Road Authority Ltd.	5.000%	3/1/29	250	285
	Fort Worth TX GO	5.000%	3/1/25	1,115	1,197
	Fort Worth TX Water & Sewer Revenue	2.000%	2/15/23	4,250	4,260
	Frisco TX Refunding & Improvement GO	5.000%	2/15/28	1,425	1,522
	Garland TX Electric Utility System Revenue	5.000%	3/1/30	675	754
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	Goose Creek TX Consolidated Independent School District PUT	0.150%	10/3/22	350	348
[18]	Goose Creek TX Consolidated Independent School District PUT	0.600%	8/17/26	400	367
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/35	1,000	1,090
[11]	Grand Parkway Transportation Corp. Texas System Toll Revenue, 5.050% coupon rate effective 10/1/2023	0.000%	10/1/30	1,550	1,648
	Grand Parkway Transportation Corp. TX BAN	5.000%	2/1/23	2,500	2,541
	Greater Texas Cultural Education Facilities Finance Corp. Revenue	5.000%	3/1/32	750	859
[6]	Greenville TX Combination Tax & Revenue	4.000%	2/15/30	2,210	2,390
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/38	200	201
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/39	140	140
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/40	130	130
[6]	Harlandale TX Independent School District PUT	2.000%	8/15/24	100	99
	Harris County Cultural Education Facilities Finance Corp. Revenue	3.000%	10/1/40	1,000	851
[2]	Harris County Cultural Education Facilities Finance Corp. Revenue PUT, 1M USD LIBOR + 0.650%	1.393%	7/1/24	500	501
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/30	1,000	1,117
	Harris County TX Flood Control Improvement GO	3.000%	10/1/39	1,500	1,327
	Harris County TX GO	5.000%	8/15/32	1,025	1,028
	Harris County TX GO	5.000%	10/1/36	1,200	1,287
	Harris County TX GO	5.000%	10/1/40	2,470	2,643
	Harris County TX Toll Road Revenue	5.000%	8/15/32	515	517
	Harris County TX Toll Road Revenue	5.000%	8/15/41	1,695	1,787
	Hidalgo County TX Certificates GO	4.000%	8/15/37	1,000	1,016
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	5.000%	12/1/35	840	865
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	4.000%	12/1/39	850	781
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	0.000%	12/1/44	1,000	291
	Houston TX Airport System Revenue	5.000%	7/1/26	1,160	1,265
	Houston TX Airport System Revenue	5.000%	7/1/31	195	213
	Houston TX Airport System Revenue	5.000%	7/1/37	1,720	1,837
	Houston TX GO	5.000%	3/1/27	1,000	1,115
	Houston TX GO	4.000%	3/1/35	1,500	1,533
	Houston TX Hotel Occupancy Tax & Special Convention & Entertainment Facilities Revenue	3.000%	9/1/32	500	468
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/24	1,070	1,129
[18]	Houston TX Independent School District PUT	3.000%	6/1/24	300	303
[18]	Houston TX Independent School District GO	5.000%	2/15/27	1,750	1,909
	Houston TX Public Improvement Refunding Bonds	4.000%	3/1/34	580	606
	Houston TX Public Improvement Refunding Bonds	4.000%	3/1/35	660	685
	Houston TX Refunding Public Improvement Bonds	3.000%	3/1/36	1,010	910

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX Utility System Revenue	5.000%	5/15/25	1,160	1,223
	Houston TX Utility System Revenue	5.000%	11/15/26	1,350	1,502
	Houston TX Utility System Revenue	5.000%	11/15/26	900	1,002
	Houston TX Utility System Revenue	4.000%	11/15/31	1,000	1,032
	Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,057
	Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,126
	Houston TX Utility System Revenue	5.000%	11/15/35	920	1,019
	Houston TX Utility System Revenue	5.000%	11/15/36	2,500	2,685
	Houston TX Utility System Revenue	3.000%	11/15/40	1,150	982
[18]	Katy TX Independent School District GO	4.000%	2/15/27	275	278
[18]	Katy TX Independent School District GO	4.000%	2/15/28	375	379
[18]	Katy TX Independent School District GO	4.000%	2/15/42	1,020	1,032
[18]	Killeen TX Independent School District Unlimited Tax Building	5.000%	2/15/32	4,550	5,165
[18]	Klein TX Independent School District	5.000%	8/1/25	4,480	4,852
[18]	Klein TX Independent School District GO	5.000%	8/1/34	1,200	1,313
	Lake Houston Redevelopment Authority Tax Increment Contract Revenue	3.000%	9/1/37	525	423
[18]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/26	1,360	1,456
	Laredo TX Community College District GO Prere.	5.000%	8/1/24	1,000	1,060
[18]	Laredo TX Independent School District GO	4.000%	8/1/28	1,635	1,683
[18]	Lewisville TX Independent School District (Unlimited Tax Building) GO	5.000%	8/15/25	3,820	4,138
[18]	Liberty Hill TX Independent School District (School Building Bonds)	4.000%	2/1/42	2,000	1,979
	Lone Star College System Texas GO	5.000%	2/15/26	3,100	3,377
	Lone Star College System Texas GO	5.000%	2/15/28	5,500	5,998
[4]	Lower Colorado River Authority Texas Revenue	5.000%	5/15/41	1,470	1,613
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/33	1,050	1,185
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/35	1,500	1,667
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,200	1,276
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,000	1,043
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/34	1,120	1,227
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/36	1,085	1,196
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/39	1,685	1,692
[18]	Mansfield TX Independent School District GO Prere.	4.000%	2/15/23	1,265	1,284
[18]	Mansfield TX Independent School District GO Prere.	5.000%	2/15/23	1,250	1,277
	McKinney TX GO	3.750%	8/15/36	1,090	1,086
	McKinney TX GO	3.875%	8/15/38	880	876
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/31	400	463
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/41	700	787
[19]	Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/24	220	183
[18]	Midlothian TX Independent School District Revenue GO PUT	2.000%	8/1/24	1,005	992
	Montgomery TX GO	4.000%	3/1/30	1,840	1,954
	New Hope TX Cultural Education Facilities Finance Corp. First Mortgage Revenue (Morningside Ministries Project)	6.250%	1/1/33	1,640	1,676
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/26	1,060	1,109
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/27	1,000	1,044
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/28	870	907
[1]	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Windhaven Project)	4.500%	10/1/26	500	500
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/23	200	205
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/24	210	221
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/25	240	258
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/30	2,390	2,476
[6]	North Fort Bend Authority TX Water System Revenue	4.000%	12/15/33	500	532
[6]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/35	750	695
[6]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/36	585	534
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/23	1,555	1,602
	North Texas Municipal Water District Regional Wastewater System Revenue	4.000%	6/1/31	1,500	1,568
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/22	1,645	1,655
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/23	1,025	1,064
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/33	4,000	4,293
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/34	4,000	4,289
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,060	1,075
	North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,625	2,731
[7]	North Texas Tollway Authority System Revenue	0.000%	1/1/28	1,000	842
	North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,245	1,315

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority System Revenue	5.000%	1/1/30	575	593
	North Texas Tollway Authority System Revenue	5.000%	1/1/30	1,000	1,048
	North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,820	1,903
	North Texas Tollway Authority System Revenue	5.000%	1/1/33	1,500	1,566
	North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,730	1,805
	North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,060	1,105
	North Texas Tollway Authority System Revenue	4.000%	1/1/36	1,015	1,036
[4]	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,520	1,552
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,030	1,039
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,250	1,280
	North Texas Tollway Authority System Revenue	5.000%	1/1/38	1,005	1,082
	North Texas Tollway Authority System Revenue	4.000%	1/1/39	1,000	991
[18]	Northside TX Independent School District PUT	2.000%	6/1/27	2,000	1,915
[18]	Northside TX Independent School District GO	5.000%	8/15/25	1,165	1,262
[18]	Northside TX Independent School District GO	4.000%	8/15/32	1,305	1,359
[18]	Northside TX Independent School District GO PUT	0.700%	6/1/25	1,000	947
[18]	Northwest Independent School District Texas GO	5.000%	2/15/26	1,000	1,072
[18]	Northwest Independent School District Texas GO	4.000%	2/15/38	2,400	2,473
[18]	Northwest Independent School District Texas GO Prere.	5.000%	2/15/25	1,760	1,891
[18]	Palestine Independent School District GO	5.000%	2/15/29	1,860	2,019
	Pasadena TX GO	4.000%	2/15/28	1,000	1,037
	Pearland TX GO	4.000%	3/1/32	1,095	1,126
	Pearland TX GO	4.000%	3/1/33	910	929
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/32	240	249
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/33	340	352
	Pflugerville TX GO	4.000%	8/1/35	1,250	1,273
[18]	Pflugerville TX Independent School District GO	5.000%	2/15/25	1,600	1,715
	Port Authority of Houston of Harris County Revenue	5.000%	10/1/29	1,000	1,150
[18]	Richardson Independent School District GO	5.000%	2/15/26	3,020	3,308
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/24	1,000	1,003
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/24	1,000	1,048
	San Antonio TX Electric & Gas Systems Revenue	3.000%	2/1/30	535	536
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	1,000	1,088
	San Antonio TX Electric & Gas Systems Revenue	3.000%	2/1/31	1,280	1,267
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/34	1,255	1,287
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/34	2,000	2,237
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/34	1,700	1,919
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/36	1,000	1,074
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio TX Electric & Gas Systems Revenue PUT	1.125%	12/1/26	150	139
	San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/27	1,000	947
	San Antonio TX GO	5.000%	2/1/26	1,000	1,070
	San Antonio TX GO	4.000%	8/1/34	1,140	1,194
	San Antonio TX GO Prere.	4.000%	8/1/22	1,000	1,002
[18]	San Antonio TX Independent School District GO	5.000%	8/15/25	1,200	1,300
[18]	San Antonio TX Independent School District GO	5.000%	8/15/29	1,295	1,396
[18]	San Antonio TX Independent School District GO	5.000%	8/15/37	2,495	2,673
	San Antonio TX Municipal Facilities Corp. Lease Revenue (City Tower Renovation Project)	3.000%	8/1/34	2,305	2,173
	San Antonio TX Water Revenue	5.000%	5/15/34	1,000	1,081
	San Antonio TX Water Revenue	5.000%	5/15/37	1,680	1,811
	San Antonio TX Water Revenue	5.000%	5/15/38	1,440	1,570
	San Antonio TX Water Revenue	4.000%	5/15/40	3,000	2,981
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	4.000%	10/1/34	1,350	1,388
[18]	Spring TX Independent School District GO	5.000%	8/15/32	1,000	1,079
[18]	Spring TX Independent School District GO	5.000%	8/15/35	1,370	1,499
	Sugar Land TX GO	5.000%	2/15/26	510	557
[1]	Tarrant County TX	5.000%	8/15/30	1,000	1,154
	Tarrant County TX	5.000%	7/15/33	600	691
	Tarrant County TX	4.000%	7/15/41	1,000	1,005
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children's Medical Center)	5.000%	12/1/25	350	380
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas) Prere.	5.250%	10/1/23	1,000	1,040
	Tarrant County TX Regional Water District Revenue (Water Control and Improvement District)	5.000%	3/1/25	1,785	1,913
[18]	Texas City TX Independent School District GO	5.000%	8/15/26	3,365	3,648
	Texas Department of Housing & Community Affairs Revenue	5.500%	9/1/52	1,000	1,085
	Texas GO	5.000%	10/1/36	3,000	3,207
	Texas GO Prere.	5.000%	4/1/24	1,330	1,400
	Texas Municipal Gas Acquisition & Supply Corp I. Revenue	5.250%	12/15/23	245	253
	Texas Municipal Gas Acquisition & Supply Corp I. Revenue	5.250%	12/15/24	580	609
	Texas Municipal Gas Acquisition & Supply Corp I. Revenue	6.250%	12/15/26	135	144
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/30	1,690	1,800
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/31	310	330
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/32	2,000	2,132
[4]	Texas Municipal Power Agency Revenue	3.000%	9/1/31	950	909
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/31	3,000	2,916
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/32	2,000	1,938

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/35	1,000	944
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/40	2,000	1,834
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	6/30/38	1,200	1,114
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	12/31/38	1,000	927
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/31	1,000	1,051
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/34	1,000	1,039
	Texas State University System Financing System Revenue	5.000%	3/15/32	1,625	1,774
	Texas Transportation Commission GO	5.000%	10/1/29	1,500	1,616
	Texas Transportation Commission GO	5.000%	4/1/32	2,000	2,165
	Texas Transportation Commission GO PUT	0.650%	4/1/26	1,575	1,452
	Texas Transportation Commission Mobility Fund GO	5.000%	10/1/34	1,705	1,876
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33	525	538
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37	2,460	2,532
	Texas Water Development Board Revenue	5.000%	8/1/25	1,350	1,466
	Texas Water Development Board Revenue	4.000%	10/15/32	1,125	1,183
	Texas Water Development Board Revenue	4.000%	10/15/33	1,650	1,730
	Texas Water Development Board Revenue	4.000%	10/15/34	1,465	1,528
	Texas Water Development Board Revenue	4.000%	10/15/35	2,895	2,987
	Texas Water Development Board Revenue	4.000%	10/15/35	1,770	1,819
	Texas Water Development Board Revenue	4.000%	10/15/36	6,130	6,281
	Texas Water Development Board Revenue	5.000%	8/1/38	5,000	5,497
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	3.000%	10/15/39	1,755	1,545
	Travis TX GO	5.000%	3/1/27	1,545	1,691
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/27	1,000	1,103
	Trinity River Authority of Texas Regional Wastewater System Revenue	4.000%	8/1/32	250	267
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/37	1,235	1,371
[18]	United TX Independent School District GO Prere.	5.000%	8/15/24	2,550	2,708
	University of Houston Texas Revenue	5.000%	2/15/28	5,000	5,428
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Houston Texas Revenue	3.000%	2/15/31	3,090	3,030
	University of Houston Texas Revenue	5.000%	2/15/31	1,810	2,092
	University of Houston Texas Revenue	4.000%	2/15/33	1,840	1,890
	University of Houston Texas Revenue	5.000%	2/15/33	1,500	1,597
	University of Houston Texas Revenue	5.000%	2/15/35	4,500	4,773
	University of North Texas Revenue	4.000%	4/15/34	1,110	1,138
	University of North Texas Revenue	5.000%	4/15/36	1,275	1,370
	University of Texas Financing System Bonds	2.000%	8/15/36	750	570
	University of Texas Financing System Bonds	5.000%	8/15/40	500	593
[3]	University of Texas Permanent University Fund Revenue VRDO	0.830%	7/7/22	8,100	8,100
	Waco TX Educational Finance Corp. Revenue (Baylor University)	5.000%	3/1/30	1,000	1,131
[6]	West Travis County TX Public Utility Agency Revenue	5.000%	8/15/27	1,235	1,373
[6]	West Travis County TX Public Utility Agency Revenue	4.000%	8/15/32	270	282
	Williamson County TX GO	5.000%	2/15/23	230	231
					409,822
Utah (0.4%)
	Alpine UT School District GO	5.000%	3/15/30	1,025	1,140
	Central Utah Water Conservancy District GO	5.000%	4/1/28	6,050	6,856
	Central Utah Water Conservancy District Revenue	4.000%	10/1/32	1,000	1,049
	Granite UT School District Salt Lake County GO	5.000%	6/1/23	595	613
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/38	2,000	2,267
	Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/32	750	787
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/34	750	816
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/35	850	924
	Utah GO	5.000%	7/1/22	1,410	1,410
	Utah GO	5.000%	7/1/22	7,300	7,300
	Utah Transit Authority Sales Tax Revenue Prere.	5.000%	6/15/25	1,000	1,082
	Utah Transit Authority Sales Tax Revenue Prere.	5.000%	6/15/25	1,285	1,391
[4]	Vineyard UT Redevelopment Agency Tax Increment Revenue	4.000%	5/1/33	150	158
[4]	Vineyard UT Redevelopment Agency Tax Increment Revenue	4.000%	5/1/34	125	131
	Weber School District UT GO	5.000%	6/15/26	1,050	1,157
	Weber School District UT GO	5.000%	6/15/27	1,050	1,178
					28,259
Vermont (0.1%)
	University of Vermont & State Agricultural College GO	5.000%	10/1/38	1,000	1,148
	University of Vermont Educational & Health Buildings Financing Agency Revenue	5.000%	12/1/28	1,010	1,074
	Vermont Economic Development Authority Mortgage Revenue	4.000%	5/1/33	1,000	885
	Vermont GO	5.000%	8/15/24	2,020	2,146
					5,253
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp.	5.000%	10/1/25	45	46

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Matching Fund Special Purpose Securitization Corp.	5.000%	10/1/26	115	118
	Matching Fund Special Purpose Securitization Corp.	5.000%	10/1/27	170	175
					339
Virginia (0.9%)
	Arlington County VA GO	5.000%	6/15/24	4,510	4,775
	Arlington County VA GO Prere.	5.000%	8/1/22	600	602
[5]	Cutalong II Community Development Authority VA Special Assessment (Cutalong II Project)	4.000%	3/1/32	817	733
	Danville VA GO	4.000%	9/1/27	1,540	1,657
	Fairfax County Industrial Development Authority Health Care Revenue	5.000%	5/15/36	1,000	1,106
	Fairfax County VA GO	5.000%	10/1/23	1,255	1,306
	Fairfax County VA GO	4.000%	10/1/32	1,415	1,497
	Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/22	1,700	1,700
	Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/26	1,045	1,150
[5]	Hanover County VA Economic Development Authority Revenue (Covenant Woods)	4.000%	7/1/30	260	242
	Henrico County VA Economic Development Authority Residential Care Facilities Revenue (Westminster Canterbury Richmond)	4.000%	10/1/33	600	582
	James City County VA Economic Development Authority Revenue (Williamsburg Landing)	4.000%	12/1/35	225	195
	Mosaic VA District Community Development Authority Revenue	4.000%	3/1/33	750	777
	Norfolk VA Economic Development Authority Hospital Facilities Revenue (Sentara Healthcare) PUT	5.000%	11/1/28	1,170	1,320
	Norfolk VA GO Prere.	5.000%	9/1/24	1,090	1,159
	Norfolk VA GO Prere.	5.000%	9/1/24	1,345	1,430
	Norfolk VA Water Revenue	5.000%	11/1/34	1,155	1,279
	Portsmouth City VA GO Prere.	5.000%	7/15/22	5,990	5,996
	Prince William County VA Industrial Development Authority Health Care Facilities Revenue Prere.	5.000%	11/1/22	1,220	1,234
	Richmond VA Public Utility Revenue	5.000%	1/15/28	1,000	1,089
	Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/30	500	501
	Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/24	1,120	1,173
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/30	600	608
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/33	425	427
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/23	5,000	5,098
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	1,845	2,015
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	1,500	1,400
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/42	1,000	1,137
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/22	70	70
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/25	1,110	1,202
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/36	2,130	2,160
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program) ETM	5.000%	9/1/22	285	287
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26	1,405	1,546
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,280	1,309
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,750	1,795
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/23	740	766
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/36	5,035	5,779
Virginia Public Building Authority Revenue	5.000%	11/1/31	95	96
Virginia Public School Authority Revenue	5.000%	8/1/22	1,335	1,339
Virginia Public School Authority Revenue	5.000%	8/1/24	6,080	6,454
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/23	3,450	3,544
Virginia Small Business Financing Authority Residential Care Facilities Revenue	4.000%	12/1/31	500	480
Virginia ST Resources Authority Infrastructure Revenue Prere.	5.000%	11/1/22	30	30
Wise County VA Industrial development Authority Solid Waste & Sewage Disposal Revenue (Virginia Electric & Power Co. Project) PUT	0.750%	9/2/25	575	530
				69,575
Washington (1.4%)
Bellingham WA Water & Sewer Revenue Refunding Bonds	5.000%	8/1/25	400	433
Central Kitsap Fire & Rescue GO	5.000%	12/1/22	2,675	2,714
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/26	795	885
Clark County WA School District No. 37 Vancouver Revenue	5.000%	12/1/32	1,080	1,222
Energy Northwest Washington Electric Revenue	5.000%	7/1/25	3,115	3,368
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	1,225	1,305
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/25	7,200	7,785

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/26	1,735	1,913
	King County WA GO	4.000%	12/1/32	1,500	1,559
	King County WA Housing Authority Revenue	3.000%	6/1/40	1,000	836
	Mason County WA Public Utility District No. 3 Revenue	4.000%	12/1/32	1,010	1,074
	Northwest Energy Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/28	2,550	2,550
	Port of Seattle WA Revenue	5.000%	8/1/28	1,005	1,007
	Port of Seattle WA Revenue	5.000%	8/1/29	250	251
	Port of Seattle WA Revenue	4.000%	6/1/37	3,000	3,071
[2]	Seattle WA Municipal Light & Power Refunding Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	1.160%	11/1/26	1,000	988
	Snohomish County WA School District No. 103 (Monroe) GO	5.000%	12/1/31	1,000	1,073
	University of Washington Revenue PUT	4.000%	8/1/27	2,435	2,590
	Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/26	5,000	5,334
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,067
	Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	1,500	1,545
	Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical Research Properties 2)	5.000%	6/1/25	1,090	1,163
	Washington GO	5.000%	6/1/23	2,000	2,061
	Washington GO	5.000%	7/1/23	1,155	1,193
	Washington GO	5.000%	7/1/25	560	560
	Washington GO	5.000%	7/1/25	1,500	1,586
	Washington GO	5.000%	8/1/26	5,105	5,649
	Washington GO	4.000%	7/1/27	2,425	2,425
	Washington GO	5.000%	8/1/27	1,000	1,082
	Washington GO	4.000%	7/1/28	1,135	1,135
	Washington GO	4.000%	7/1/28	5,000	5,398
	Washington GO	5.000%	7/1/28	2,000	2,123
	Washington GO	5.000%	2/1/29	5,530	6,341
	Washington GO	4.000%	7/1/29	2,720	2,758
	Washington GO	5.000%	7/1/30	1,100	1,166
	Washington GO	5.000%	7/1/32	1,250	1,321
	Washington GO	5.000%	8/1/36	2,150	2,374
	Washington GO	5.000%	8/1/37	3,685	3,849
	Washington GO	5.000%	8/1/38	2,070	2,278
	Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/30	1,760	1,824
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/32	1,750	1,854
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/36	1,625	1,701
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health) PUT	5.000%	8/1/24	1,000	1,035
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/31	2,505	2,640
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	1,000	1,083
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	3,000	3,144
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33	880	886
	Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/35	1,000	1,053
	Washington Higher Education Facilities Authority Revenue (Whitman College Project)	4.000%	1/1/36	1,685	1,741
	Washington Higher Education Facilities Authority Revenue (Whitworth University Project)	4.000%	10/1/34	725	704
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/31	2,025	1,933
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	3.000%	7/1/34	290	255
	Washington State Housing Finance Commission Municipal Certificates	3.500%	12/20/35	2,652	2,425
					109,310
West Virginia (0.2%)
	West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/33	1,170	1,282
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	1,545	1,562
	West Virginia GO	5.000%	12/1/35	1,000	1,107
	West Virginia GO	5.000%	6/1/36	1,000	1,109
	West Virginia GO	5.000%	6/1/38	2,500	2,773
	West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/37	1,315	1,418
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/29	765	830
	West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/33	845	939
	West Virginia University Revenue PUT	5.000%	10/1/29	1,000	1,106
					12,126
Wisconsin (0.7%)
	Madison WI Area Technical College GO	4.000%	3/1/25	1,835	1,905
	Madison WI GO	4.000%	10/1/26	1,500	1,604
	Milwaukee WI GO	5.000%	4/1/26	1,935	2,116
	Milwaukee WI GO	5.000%	4/1/29	1,110	1,252
	Public Finance Authority Health Care Facilities Revenue (Appalachian Regional Healthcare System Obligated Group)	5.000%	7/1/35	300	319
[5]	Public Finance Authority Revenue (Clover Garden School)	5.000%	6/15/32	360	353
	Public Finance Authority Revenue (Providence St. Joseph Health) PUT	4.000%	10/1/30	1,245	1,273
	Public Finance Authority Revenue (Texas Biomedical Research Institute Project)	5.000%	6/1/34	650	695
	Wauwatosa WI GO	4.000%	12/1/22	1,000	1,010
[4]	Wisconsin Center District Tax Revenue	0.000%	12/15/34	1,250	751
[4]	Wisconsin Center District Tax Revenue	0.000%	12/15/39	1,250	599
[1]	Wisconsin GO	5.000%	5/1/24	1,000	1,032
	Wisconsin GO	4.000%	5/1/33	1,665	1,736
	Wisconsin GO	5.000%	5/1/34	1,780	1,924
	Wisconsin GO	5.000%	5/1/34	3,880	4,280
	Wisconsin GO	5.000%	5/1/35	1,000	1,080
	Wisconsin GO	5.000%	5/1/36	2,000	2,122
	Wisconsin GO	5.000%	5/1/36	1,000	1,079

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin GO	5.000%	5/1/38	1,740	1,892
	Wisconsin GO Prere.	5.000%	5/1/23	1,000	1,027
[2]	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Credit Group) PUT, SIFMA Municipal Swap Index Yield + 0.550%	1.460%	7/26/23	1,000	997
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/31	1,065	1,131
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/34	1,540	1,544
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/36	2,265	2,402
	Wisconsin Health & Educational Facilities Authority Revenue (Aspirus Inc. Obligated Group)	5.000%	8/15/25	1,670	1,718
	Wisconsin Health & Educational Facilities Authority Revenue (Children's Hospital of Wisconsin Inc.)	4.000%	8/15/31	1,010	1,029
[3]	Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.) VRDO	0.650%	7/1/22	1,800	1,800
	Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30	500	504
	Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.) Prere.	5.000%	8/15/22	3,000	3,013
	Wisconsin Health & Educational Facilities Authority Revenue (Oakwood Lutheran Senior Ministries)	4.000%	1/1/29	390	376
	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	4.000%	12/15/39	1,595	1,554
	Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/32	740	762
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/28	750	823
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/30	1,085	1,148
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	4.000%	6/1/39	1,000	945
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/34	390	362
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/35	285	262
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/36	435	396
	Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/32	500	512
	Wisconsin Transportation Revenue	5.000%	7/1/31	1,525	1,680
	Wisconsin Transportation Revenue	5.000%	7/1/31	1,370	1,499
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Transportation Revenue Prere.	5.000%	7/1/22	275	275
	Wisconsin Transportation Revenue Prere.	5.000%	7/1/22	970	970
	Wisconsin Transportation Revenue Prere.	5.000%	7/1/24	2,755	2,917
					56,668
Wyoming (0.0%)
	Laramie County WY Hospital Revenue (Cheyenne Regional Medical Center Project)	4.000%	5/1/29	130	137
[6]	Wyoming Municipal Power Agency Power Supply Revenue Prere.	5.000%	1/1/27	1,000	1,114
					1,251
Total Tax-Exempt Municipal Bonds (Cost $4,248,483)					4,050,718
Total Investments (99.8%) (Cost $5,951,135)					7,588,897
Other Assets and Liabilities—Net (0.2%)					18,947
Net Assets (100%)					7,607,844
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2022.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the aggregate value was $31,973,000, representing 0.4% of net assets.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
8	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Step bond.
12	Securities with a value of $396,000 have been segregated as initial margin for open futures contracts.
13	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
14	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
15	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
16	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
17	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
18	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
19	Non-income-producing security—security in default.
1M—1-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
REIT—Real Estate Investment Trust.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.

Tax-Managed Balanced Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2022	363	68,779	590
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2022	(100)	(12,737)	209
				799

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $5,951,135)	7,588,897
Investment in Vanguard	289
Cash	31,025
Cash Collateral Pledged—Futures Contracts	3,816
Receivables for Investment Securities Sold	6
Receivables for Accrued Income	47,751
Receivables for Capital Shares Issued	2,465
Total Assets	7,674,249
Liabilities
Payables for Investment Securities Purchased	62,396
Payables for Capital Shares Redeemed	3,019
Payables to Vanguard	281
Variation Margin Payable—Futures Contracts	709
Total Liabilities	66,405
Net Assets	7,607,844
At June 30, 2022, net assets consisted of:

Paid-in Capital	6,097,702
Total Distributable Earnings (Loss)	1,510,142
Net Assets	7,607,844

Net Assets
Applicable to 210,707,918 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,607,844
Net Asset Value Per Share	$36.11

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Dividends[1,2]	25,443
Interest	44,393
Total Income	69,836
Expenses
The Vanguard Group—Note B
Investment Advisory Services	86
Management and Administrative	3,392
Marketing and Distribution	163
Custodian Fees	7
Shareholders’ Reports	35
Trustees’ Fees and Expenses	2
Other Expenses	8
Total Expenses	3,693
Net Investment Income	66,143
Realized Net Gain (Loss)
Investment Securities Sold[1,3]	(53,408)
Futures Contracts	(3,087)
Realized Net Gain (Loss)	(56,495)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(1,279,383)
Futures Contracts	(973)
Change in Unrealized Appreciation (Depreciation)	(1,280,356)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,270,708)
1	Dividend income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated company of the fund were $122,000, ($1,356,000), and ($1,198,000), respectively. Purchases and sales were $43,498,000 and $96,900,000, respectively.
2	Dividends are net of foreign withholding taxes of $6,000.
3	Includes $415,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	66,143	120,069
Realized Net Gain (Loss)	(56,495)	56,006
Change in Unrealized Appreciation (Depreciation)	(1,280,356)	776,797
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,270,708)	952,872
Distributions
Total Distributions	(67,608)	(114,715)
Capital Share Transactions
Issued	698,512	1,671,876
Issued in Lieu of Cash Distributions	55,259	94,308
Redeemed	(623,274)	(647,530)
Net Increase (Decrease) from Capital Share Transactions	130,497	1,118,654
Total Increase (Decrease)	(1,207,819)	1,956,811
Net Assets
Beginning of Period	8,815,663	6,858,852
End of Period	7,607,844	8,815,663

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$42.43	$38.06	$34.25	$29.65	$30.73	$27.85
Investment Operations
Net Investment Income[1]	.313	.620	.658	.701	.688	.622
Net Realized and Unrealized Gain (Loss) on Investments	(6.313)	4.335	3.808	4.603	(1.110)	2.871
Total from Investment Operations	(6.000)	4.955	4.466	5.304	(.422)	3.493
Distributions
Dividends from Net Investment Income[2]	(.320)	(.585)	(.656)	(.704)	(.658)	(.613)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.320)	(.585)	(.656)	(.704)	(.658)	(.613)
Net Asset Value, End of Period	$36.11	$42.43	$38.06	$34.25	$29.65	$30.73
Total Return[3]	-14.18%	13.10%	13.30%	18.01%	-1.43%	12.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,608	$8,816	$6,859	$5,809	$4,370	$3,930
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.62%	1.53%	1.90%	2.16%	2.22%	2.11%
Portfolio Turnover Rate[4]	10%	6%	20%	12%	11%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The tax character of distributions is determined at fiscal year-end. Tax-exempt dividends represent 63%, 62%, 61%, 61%, and 61% of dividends from net investment income for the years ended December 31, 2021, 2020, 2019, 2018, and 2017, respectively.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Notes to Financial Statements
Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2022, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Tax-Managed Balanced Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the fund had contributed to Vanguard capital in the amount of $289,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Tax-Managed Balanced Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,538,179	—	—	3,538,179
Tax-Exempt Municipal Bonds	—	4,050,718	—	4,050,718
Total	3,538,179	4,050,718	—	7,588,897

Derivative Financial Instruments
Assets
Futures Contracts[1]	799	—	—	799
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,950,430
Gross Unrealized Appreciation	1,917,525
Gross Unrealized Depreciation	(278,259)
Net Unrealized Appreciation (Depreciation)	1,639,266
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2021, the fund had available capital losses totaling $70,573,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2022, the fund purchased $1,232,615,000 of investment securities and sold $827,971,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $2,989,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $120,361,000 and sales were $255,909,000, resulting in net realized gain of $45,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	Shares (000)	Shares (000)
Issued	17,626	41,347
Issued in Lieu of Cash Distributions	1,454	2,319
Redeemed	(16,150)	(16,078)
Net Increase (Decrease) in Shares Outstanding	2,930	27,588
G.  Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.

Tax-Managed Capital Appreciation Fund
Fund Allocation
As of June 30, 2022
Basic Materials	2.0%
Consumer Discretionary	14.1
Consumer Staples	5.8
Energy	4.4
Financials	11.1
Health Care	13.9
Industrials	12.8
Real Estate	3.5
Technology	26.5
Telecommunications	2.7
Utilities	3.2
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Tax-Managed Capital Appreciation Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (1.9%)
	Linde plc	208,047	59,820
	Albemarle Corp.	98,961	20,681
	Ecolab Inc.	123,959	19,060
	Newmont Corp.	314,138	18,745
	Freeport-McMoRan Inc.	587,143	17,180
	Alcoa Corp.	363,851	16,584
	Air Products and Chemicals Inc.	63,253	15,211
	FMC Corp.	138,121	14,780
	Fastenal Co.	261,986	13,078
	Mosaic Co.	265,863	12,557
	Celanese Corp.	96,133	11,306
	LyondellBasell Industries NV Class A	122,525	10,716
	Reliance Steel & Aluminum Co.	46,702	7,933
	Southern Copper Corp.	151,825	7,562
	Nucor Corp.	65,918	6,883
	Dow Inc.	129,266	6,671
	International Flavors & Fragrances Inc.	41,799	4,979
	Scotts Miracle-Gro Co.	57,881	4,572
	Hexcel Corp.	70,070	3,665
	Element Solutions Inc.	178,298	3,174
	CF Industries Holdings Inc.	35,941	3,081
	Eastman Chemical Co.	21,081	1,892
	Westlake Corp.	18,450	1,809
	International Paper Co.	39,045	1,633
	Royal Gold Inc.	7,388	789
	United States Steel Corp.	34,284	614
	Ashland Global Holdings Inc.	2,950	304
	Avery Dennison Corp.	1,100	178
	Sylvamo Corp.	5,120	167
*	Univar Solutions Inc.	3,213	80
*	Cleveland-Cliffs Inc.	3,307	51
	Valvoline Inc.	549	16
	Steel Dynamics Inc.	232	15
	Olin Corp.	307	14
	Timken Co.	248	13
	NewMarket Corp.	39	12
	Huntsman Corp.	376	11
	Chemours Co.	273	9
			285,845
Consumer Discretionary (14.1%)
*	Amazon.com Inc.	3,541,780	376,172
*	Tesla Inc.	342,761	230,822
	Home Depot Inc.	401,901	110,229
	Costco Wholesale Corp.	182,412	87,426
	Walmart Inc.	611,778	74,380
*	Walt Disney Co.	734,563	69,343
	McDonald's Corp.	277,959	68,623
	Lowe's Cos. Inc.	309,302	54,026
	NIKE Inc. Class B	457,419	46,748
*	AutoZone Inc.	17,702	38,044
	Starbucks Corp.	477,271	36,459
*	Copart Inc.	312,605	33,968
*	O'Reilly Automotive Inc.	49,862	31,501
	Estee Lauder Cos. Inc. Class A	120,274	30,630
*	Netflix Inc.	168,110	29,397
*	Booking Holdings Inc.	15,561	27,216
	Marriott International Inc. Class A	190,315	25,885
		Shares	Market Value• ($000)
	Activision Blizzard Inc.	315,856	24,593
	TJX Cos. Inc.	416,788	23,278
	Target Corp.	161,353	22,788
	Dollar General Corp.	81,281	19,950
*	Dollar Tree Inc.	123,798	19,294
*	General Motors Co.	576,445	18,308
	Ford Motor Co.	1,603,761	17,850
	Yum! Brands Inc.	143,513	16,290
*	CarMax Inc.	173,394	15,689
	eBay Inc.	357,246	14,886
	Ross Stores Inc.	210,521	14,785
	DR Horton Inc.	221,390	14,654
	Electronic Arts Inc.	114,109	13,881
*	NVR Inc.	3,449	13,810
*	Airbnb Inc. Class A	154,969	13,805
*	Chipotle Mexican Grill Inc.	10,446	13,656
*	Warner Bros Discovery Inc.	947,651	12,718
*	Capri Holdings Ltd.	279,563	11,465
*	Uber Technologies Inc.	534,184	10,929
	Yum China Holdings Inc.	220,892	10,713
*	Southwest Airlines Co.	284,152	10,264
*	Lululemon Athletica Inc.	35,930	9,795
	Hilton Worldwide Holdings Inc.	86,974	9,692
	Lennar Corp. Class A	137,183	9,681
*	Live Nation Entertainment Inc.	111,938	9,244
*	Delta Air Lines Inc.	311,611	9,027
*	Aptiv plc	100,452	8,947
	Advance Auto Parts Inc.	51,534	8,920
	PulteGroup Inc.	225,049	8,919
*	AutoNation Inc.	78,547	8,778
*	United Airlines Holdings Inc.	247,670	8,772
*	Take-Two Interactive Software Inc.	69,744	8,546
	Gentex Corp.	304,013	8,503
	Tempur Sealy International Inc.	387,514	8,281
	Darden Restaurants Inc.	70,271	7,949
*	Trade Desk Inc. Class A	173,822	7,281
	Interpublic Group of Cos. Inc.	260,110	7,161
*	Expedia Group Inc.	68,557	6,501
	PVH Corp.	112,625	6,408
	Hasbro Inc.	77,134	6,316
*	Hyatt Hotels Corp. Class A	79,123	5,848
*	Liberty Media Corp.-Liberty SiriusXM Class C	161,827	5,834
*	Ulta Beauty Inc.	15,135	5,834
*	Liberty Media Corp.-Liberty Formula One Class C	91,472	5,806
	MGM Resorts International	195,935	5,672
	Fox Corp. Class A	163,473	5,257
*	Las Vegas Sands Corp.	156,062	5,242
*	Ollie's Bargain Outlet Holdings Inc.	79,098	4,647
*	Spotify Technology SA	48,001	4,504
	Tractor Supply Co.	22,460	4,354
*	American Airlines Group Inc.	339,925	4,310
	Toll Brothers Inc.	95,872	4,276
	VF Corp.	86,213	3,808
	BorgWarner Inc.	113,602	3,791
*	JetBlue Airways Corp.	452,969	3,791
*	Lucid Group Inc.	219,892	3,773
*	Liberty Media Corp.-Liberty SiriusXM Class A	101,222	3,648
	Paramount Global Class B	143,037	3,530
	Vail Resorts Inc.	16,007	3,490
*	BJ's Wholesale Club Holdings Inc.	55,422	3,454

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	Burlington Stores Inc.	24,710	3,366
	Sirius XM Holdings Inc.	530,118	3,250
*	Royal Caribbean Cruises Ltd.	92,760	3,238
	Omnicom Group Inc.	50,701	3,225
	LKQ Corp.	64,559	3,169
	Lear Corp.	24,522	3,087
*	Floor & Decor Holdings Inc. Class A	48,673	3,064
*	IAA Inc.	92,165	3,020
*	GameStop Corp. Class A	24,671	3,017
*	AMC Entertainment Holdings Inc. Class A	213,761	2,896
*	Under Armour Inc. Class C	377,167	2,859
	Best Buy Co. Inc.	43,840	2,858
*	Liberty Media Corp.-Liberty Formula One Class A	48,561	2,815
*	Norwegian Cruise Line Holdings Ltd.	239,315	2,661
*	Mattel Inc.	118,231	2,640
	Pool Corp.	7,246	2,545
*	Terminix Global Holdings Inc.	60,317	2,452
	Fox Corp. Class B	82,504	2,450
*	Skechers USA Inc. Class A	68,528	2,438
*	Wynn Resorts Ltd.	42,329	2,412
	News Corp. Class A	153,012	2,384
*	Bright Horizons Family Solutions Inc.	27,448	2,320
	Polaris Inc.	23,114	2,295
	Ralph Lauren Corp.	25,566	2,292
*	Planet Fitness Inc. Class A	32,390	2,203
	Genuine Parts Co.	15,989	2,127
	Hanesbrands Inc.	202,225	2,081
*	Five Below Inc.	17,579	1,994
	Carter's Inc.	27,450	1,935
	Domino's Pizza Inc.	4,900	1,910
*	Madison Square Garden Sports Corp.	12,527	1,892
	AMERCO	3,800	1,817
	Harley-Davidson Inc.	54,931	1,739
*	Caesars Entertainment Inc.	44,463	1,703
	Foot Locker Inc.	60,495	1,528
	Aramark	46,461	1,423
*	Alaska Air Group Inc.	35,228	1,411
*	Grand Canyon Education Inc.	14,445	1,361
*	Coty Inc. Class A	165,907	1,329
*	Etsy Inc.	16,913	1,238
	New York Times Co. Class A	43,710	1,220
*	TripAdvisor Inc.	65,674	1,169
	Thor Industries Inc.	13,531	1,011
*	Carnival Corp.	108,650	940
	Williams-Sonoma Inc.	7,893	876
	Qurate Retail Inc. Class A	291,691	837
	Kohl's Corp.	19,433	694
	Lennar Corp. Class B	10,972	644
	Nordstrom Inc.	28,246	597
*	Lyft Inc. Class A	43,861	582
*	Leslie's Inc.	37,152	564
	Nielsen Holdings plc	21,157	491
	Paramount Global Class A	16,937	462
*	Copa Holdings SA Class A	5,903	374
*	Wayfair Inc. Class A	8,312	362
	Service Corp. International	4,939	341
	Garmin Ltd.	3,130	308
*	Petco Health & Wellness Co. Inc. Class A	17,166	253
*	Under Armour Inc. Class A	30,184	251
*	Carvana Co.	8,455	191
	Wendy's Co.	9,127	172
*	Endeavor Group Holdings Inc. Class A	7,745	159
*	ROBLOX Corp. Class A	3,946	130
*	Playtika Holding Corp.	8,676	115
	Nexstar Media Group Inc. Class A	535	87
*	SiteOne Landscape Supply Inc.	607	72
*	Driven Brands Holdings Inc.	2,623	72
*	YETI Holdings Inc.	1,583	69
*	Mister Car Wash Inc.	6,310	69
		Shares	Market Value• ($000)
*	Deckers Outdoor Corp.	239	61
	Warner Music Group Corp. Class A	2,439	59
*	Figs Inc. Class A	6,157	56
	Graham Holdings Co. Class B	94	53
*	Six Flags Entertainment Corp.	2,181	47
*	Victoria's Secret & Co.	1,402	39
	Boyd Gaming Corp.	720	36
	Lithia Motors Inc. Class A	130	36
	Churchill Downs Inc.	180	35
	Rollins Inc.	985	34
	World Wrestling Entertainment Inc. Class A	502	31
	News Corp. Class B	1,891	30
	Choice Hotels International Inc.	227	25
	Columbia Sportswear Co.	235	17
	Wyndham Hotels & Resorts Inc.	241	16
	Dick's Sporting Goods Inc.	200	15
	Penske Automotive Group Inc.	140	15
	Marriott Vacations Worldwide Corp.	109	13
	Bath & Body Works Inc.	420	11
	H&R Block Inc.	250	9
	Tapestry Inc.	268	8
	Whirlpool Corp.	49	8
	Travel + Leisure Co.	213	8
	Leggett & Platt Inc.	188	7
	Newell Brands Inc.	352	7
	Gap Inc.	674	6
			2,062,303
Consumer Staples (5.8%)
	Procter & Gamble Co.	927,069	133,303
	Coca-Cola Co.	1,448,534	91,127
	PepsiCo Inc.	524,304	87,380
	Philip Morris International Inc.	553,688	54,671
	CVS Health Corp.	442,664	41,017
	Mondelez International Inc. Class A	597,903	37,124
	Colgate-Palmolive Co.	376,028	30,135
*	Monster Beverage Corp.	302,811	28,071
	McKesson Corp.	70,391	22,962
	Kroger Co.	412,774	19,537
	Constellation Brands Inc. Class A	81,203	18,925
	Archer-Daniels-Midland Co.	240,968	18,699
	Hershey Co.	78,828	16,961
	Church & Dwight Co. Inc.	170,662	15,814
	Corteva Inc.	288,038	15,594
	AmerisourceBergen Corp.	108,183	15,306
	Altria Group Inc.	366,090	15,292
	McCormick & Co. Inc. (Non-Voting)	173,197	14,419
	Tyson Foods Inc. Class A	164,318	14,141
	Brown-Forman Corp. Class B	192,667	13,518
	Kimberly-Clark Corp.	98,134	13,263
	General Mills Inc.	150,730	11,373
	Hormel Foods Corp.	225,258	10,668
	Molson Coors Beverage Co. Class B	191,050	10,414
	Walgreens Boots Alliance Inc.	267,713	10,146
	Clorox Co.	70,502	9,939
*	Grocery Outlet Holding Corp.	217,725	9,282
	Sysco Corp.	93,786	7,945
	J M Smucker Co.	48,718	6,236
	Bunge Ltd.	56,862	5,157
	Casey's General Stores Inc.	27,851	5,152
	Campbell Soup Co.	103,939	4,994
	Ingredion Inc.	55,014	4,850
	Lamb Weston Holdings Inc.	58,775	4,200
	Keurig Dr Pepper Inc.	117,642	4,163
*	Darling Ingredients Inc.	66,070	3,951
	Albertsons Cos. Inc. Class A	126,210	3,372
*	US Foods Holding Corp.	104,793	3,215
	Kraft Heinz Co.	83,527	3,186
*	Post Holdings Inc.	36,003	2,965
*	Performance Food Group Co.	62,876	2,891

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	Pilgrim's Pride Corp.	75,106	2,346
	Kellogg Co.	27,247	1,944
	Spectrum Brands Holdings Inc.	16,892	1,385
*	Freshpet Inc.	19,085	990
*	Olaplex Holdings Inc.	43,044	606
	Brown-Forman Corp. Class A	5,059	342
	Flowers Foods Inc.	8,974	236
	Conagra Brands Inc.	4,077	140
	Seaboard Corp.	34	132
	Reynolds Consumer Products Inc.	413	11
			849,490
Energy (4.4%)
	Exxon Mobil Corp.	1,609,338	137,824
	Chevron Corp.	665,903	96,409
	ConocoPhillips	532,524	47,826
	Occidental Petroleum Corp.	616,744	36,314
	Devon Energy Corp.	510,873	28,154
	EOG Resources Inc.	235,646	26,025
	Cheniere Energy Inc.	180,138	23,964
	Marathon Petroleum Corp.	254,531	20,925
	Schlumberger NV	583,237	20,857
	Pioneer Natural Resources Co.	93,066	20,761
	Valero Energy Corp.	173,248	18,413
	EQT Corp.	497,639	17,119
	Phillips 66	163,489	13,404
	Halliburton Co.	396,957	12,449
	Hess Corp.	112,281	11,895
	NOV Inc.	695,715	11,765
	Diamondback Energy Inc.	92,515	11,208
*	Enphase Energy Inc.	53,459	10,437
	Coterra Energy Inc.	373,033	9,621
	Marathon Oil Corp.	425,165	9,558
	Williams Cos. Inc.	279,777	8,732
	Baker Hughes Co.	298,181	8,608
	Continental Resources Inc.	113,299	7,404
	APA Corp.	211,079	7,367
	Targa Resources Corp.	91,406	5,454
*	Antero Resources Corp.	121,578	3,726
	Texas Pacific Land Corp.	2,411	3,588
*	First Solar Inc.	48,418	3,299
*	Plug Power Inc.	179,709	2,978
*	Southwestern Energy Co.	460,309	2,877
	HF Sinclair Corp.	61,012	2,755
*	Range Resources Corp.	108,753	2,692
	DT Midstream Inc.	40,621	1,991
	ONEOK Inc.	18,367	1,019
	Antero Midstream Corp.	96,938	877
	New Fortress Energy Inc. Class A	11,602	459
*	Fluence Energy Inc. Class A	4,896	46
	Kinder Morgan Inc.	312	5
			648,805
Financials (11.0%)
*	Berkshire Hathaway Inc. Class B	756,875	206,642
	JPMorgan Chase & Co.	1,164,487	131,133
	Bank of America Corp.	3,107,121	96,725
	Wells Fargo & Co.	1,792,233	70,202
	Morgan Stanley	874,782	66,536
	S&P Global Inc.	152,626	51,444
	Charles Schwab Corp.	633,859	40,047
	Goldman Sachs Group Inc.	132,748	39,429
	Citigroup Inc.	792,274	36,437
	MSCI Inc.	88,352	36,414
	Aon plc Class A	124,630	33,610
	Progressive Corp.	273,358	31,783
	BlackRock Inc.	48,984	29,833
	Marsh & McLennan Cos. Inc.	175,372	27,226
	Intercontinental Exchange Inc.	255,235	24,002
	CME Group Inc.	109,349	22,384
		Shares	Market Value• ($000)
	Moody's Corp.	77,633	21,114
	Brown & Brown Inc.	341,058	19,897
	Ameriprise Financial Inc.	81,862	19,457
	Chubb Ltd.	97,073	19,083
	PNC Financial Services Group Inc.	120,152	18,956
	US Bancorp	389,971	17,946
	Discover Financial Services	188,247	17,804
	Aflac Inc.	319,017	17,650
	W R Berkley Corp.	246,830	16,849
	Travelers Cos. Inc.	96,566	16,332
	Nasdaq Inc.	106,599	16,261
	Truist Financial Corp.	340,772	16,163
	First Republic Bank	104,501	15,069
	Allstate Corp.	112,143	14,212
	Prudential Financial Inc.	143,084	13,690
*	Arch Capital Group Ltd.	300,410	13,666
	Assurant Inc.	76,527	13,228
	Raymond James Financial Inc.	132,707	11,865
	Popular Inc.	153,668	11,822
	M&T Bank Corp.	73,768	11,758
	MetLife Inc.	169,293	10,630
	Fifth Third Bancorp	314,536	10,568
*	Markel Corp.	8,166	10,561
	SLM Corp.	654,586	10,434
	T. Rowe Price Group Inc.	91,720	10,420
	KKR & Co. Inc.	222,095	10,281
	Globe Life Inc.	102,186	9,960
	Commerce Bancshares Inc.	151,043	9,916
	State Street Corp.	157,461	9,707
*	Alleghany Corp.	11,101	9,248
	Zions Bancorp NA	171,375	8,723
	East West Bancorp Inc.	134,007	8,684
*	SVB Financial Group	21,755	8,593
	Arthur J Gallagher & Co.	51,171	8,343
	Broadridge Financial Solutions Inc.	57,129	8,144
	American International Group Inc.	154,363	7,893
	White Mountains Insurance Group Ltd.	6,315	7,869
	Blackstone Inc.	84,743	7,731
	Principal Financial Group Inc.	110,728	7,396
	Citizens Financial Group Inc.	203,567	7,265
	Hanover Insurance Group Inc.	48,707	7,123
	KeyCorp	411,095	7,083
	Reinsurance Group of America Inc.	59,104	6,932
	Signature Bank	38,546	6,908
	SEI Investments Co.	122,255	6,604
	Bank of New York Mellon Corp.	154,389	6,440
	Lincoln National Corp.	137,596	6,435
	Willis Towers Watson plc	31,575	6,233
	Apollo Global Management Inc.	125,719	6,095
	Loews Corp.	101,514	6,016
	Voya Financial Inc.	99,576	5,928
	Cullen/Frost Bankers Inc.	46,483	5,413
	LPL Financial Holdings Inc.	27,341	5,044
	RenaissanceRe Holdings Ltd.	32,172	5,031
	Wintrust Financial Corp.	61,743	4,949
	Hartford Financial Services Group Inc.	75,198	4,920
	OneMain Holdings Inc.	127,507	4,766
*	Brighthouse Financial Inc.	106,806	4,381
	American Financial Group Inc.	29,602	4,109
	New Residential Investment Corp.	426,170	3,972
	Huntington Bancshares Inc.	295,471	3,554
*	Credit Acceptance Corp.	6,962	3,296
	Webster Financial Corp.	73,560	3,101
	First Citizens BancShares Inc. Class A	4,710	3,079
	First Horizon Corp.	139,824	3,057
	Interactive Brokers Group Inc. Class A	55,424	3,049
	BOK Financial Corp.	38,778	2,931
	Northern Trust Corp.	29,195	2,817
	CNA Financial Corp.	62,286	2,797

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Jefferies Financial Group Inc.	95,564	2,639
	MGIC Investment Corp.	202,775	2,555
	MarketAxess Holdings Inc.	9,103	2,330
	Starwood Property Trust Inc.	111,103	2,321
	Pinnacle Financial Partners Inc.	29,964	2,167
	Stifel Financial Corp.	37,286	2,089
	Western Alliance Bancorp	22,469	1,586
	FNB Corp.	141,348	1,535
	Ally Financial Inc.	44,172	1,480
	Bank of Hawaii Corp.	15,884	1,182
	Fidelity National Financial Inc.	29,762	1,100
	TFS Financial Corp.	60,552	831
	Assured Guaranty Ltd.	13,487	752
	Lazard Ltd. Class A	18,791	609
	Morningstar Inc.	2,283	552
	FactSet Research Systems Inc.	1,331	512
	Cboe Global Markets Inc.	4,214	477
	New York Community Bancorp Inc.	50,648	462
	Affiliated Managers Group Inc.	2,288	267
	Rocket Cos. Inc. Class A	33,000	243
	Kemper Corp.	4,492	215
	Primerica Inc.	1,168	140
	Erie Indemnity Co. Class A	316	61
	Tradeweb Markets Inc. Class A	683	47
	Cincinnati Financial Corp.	125	15
	Everest Re Group Ltd.	52	15
	Evercore Inc. Class A	113	11
	Prosperity Bancshares Inc.	163	11
	Axis Capital Holdings Ltd.	190	11
	Bank OZK	264	10
	Equitable Holdings Inc.	402	10
	First American Financial Corp.	166	9
	Regions Financial Corp.	466	9
	Unum Group	264	9
	Carlyle Group Inc.	269	9
	Comerica Inc.	114	8
	Old Republic International Corp.	371	8
	PacWest Bancorp	319	8
	Synovus Financial Corp.	234	8
	Virtu Financial Inc. Class A	339	8
	Ares Management Corp. Class A	140	8
	First Hawaiian Inc.	319	7
	Franklin Resources Inc.	280	7
	Invesco Ltd.	453	7
	Umpqua Holdings Corp.	390	7
	Mercury General Corp.	138	6
	Janus Henderson Group plc	213	5
	AGNC Investment Corp.	283	3
	Annaly Capital Management Inc.	521	3
			1,617,462
Health Care (13.9%)
	Johnson & Johnson	1,037,615	184,187
	UnitedHealth Group Inc.	357,452	183,598
	Pfizer Inc.	2,097,770	109,986
	Eli Lilly & Co.	301,987	97,913
	AbbVie Inc.	626,702	95,986
	Merck & Co. Inc.	982,793	89,601
	Thermo Fisher Scientific Inc.	152,047	82,604
	Abbott Laboratories	636,917	69,201
	Bristol-Myers Squibb Co.	892,947	68,757
	Danaher Corp.	234,332	59,408
	Amgen Inc.	237,310	57,738
	Elevance Health Inc.	101,440	48,953
	Zoetis Inc.	250,784	43,107
	Cigna Corp.	163,132	42,989
	Medtronic plc	472,509	42,408
*	Vertex Pharmaceuticals Inc.	115,911	32,663
	Becton Dickinson & Co.	127,636	31,466
	Humana Inc.	64,083	29,995
		Shares	Market Value• ($000)
*	Intuitive Surgical Inc.	144,524	29,007
	Gilead Sciences Inc.	454,489	28,092
*	Boston Scientific Corp.	745,087	27,769
	Agilent Technologies Inc.	204,198	24,253
*	Regeneron Pharmaceuticals Inc.	40,725	24,074
*	Edwards Lifesciences Corp.	247,248	23,511
	Stryker Corp.	114,791	22,835
*	Centene Corp.	244,159	20,658
*	Moderna Inc.	130,007	18,571
	Laboratory Corp. of America Holdings	71,279	16,705
*	IQVIA Holdings Inc.	75,231	16,324
*	Charles River Laboratories International Inc.	74,943	16,036
	Bio-Techne Corp.	45,151	15,651
	HCA Healthcare Inc.	90,855	15,269
	PerkinElmer Inc.	106,930	15,208
	Cooper Cos. Inc.	44,908	14,062
*	Biogen Inc.	68,788	14,029
*	Seagen Inc.	68,580	12,135
	Baxter International Inc.	180,128	11,570
*	Illumina Inc.	60,634	11,178
*	QIAGEN NV	231,234	10,914
*	Dexcom Inc.	144,956	10,804
*	Veeva Systems Inc. Class A	53,563	10,608
	Zimmer Biomet Holdings Inc.	99,397	10,443
*	IDEXX Laboratories Inc.	29,446	10,328
	Bruker Corp.	164,181	10,304
	Teleflex Inc.	41,484	10,199
*	Henry Schein Inc.	126,627	9,717
	Quest Diagnostics Inc.	70,613	9,390
*	Hologic Inc.	130,395	9,036
	ResMed Inc.	39,163	8,210
*	Alnylam Pharmaceuticals Inc.	55,289	8,064
*	Avantor Inc.	249,262	7,752
	Cardinal Health Inc.	146,782	7,672
*	Incyte Corp.	100,406	7,628
*	Exelixis Inc.	365,359	7,607
*	Horizon Therapeutics plc	90,775	7,240
	Universal Health Services Inc. Class B	70,422	7,092
*	Molina Healthcare Inc.	24,479	6,845
*	Bio-Rad Laboratories Inc. Class A	13,089	6,479
	STERIS plc	31,012	6,393
*	Catalent Inc.	57,307	6,148
*	Align Technology Inc.	25,036	5,925
*	BioMarin Pharmaceutical Inc.	70,394	5,834
	Viatris Inc.	550,919	5,768
*	United Therapeutics Corp.	23,409	5,516
*	Insulet Corp.	24,894	5,425
*	ABIOMED Inc.	18,700	4,628
	DENTSPLY SIRONA Inc.	111,833	3,996
	West Pharmaceutical Services Inc.	12,398	3,749
*	Ionis Pharmaceuticals Inc.	98,153	3,634
*	QuidelOrtho Corp.	36,684	3,565
*	Sarepta Therapeutics Inc.	47,040	3,526
	Organon & Co.	98,840	3,336
*	DaVita Inc.	40,298	3,222
*	Acadia Healthcare Co. Inc.	46,732	3,160
*	Syneos Health Inc.	43,760	3,137
*	Neurocrine Biosciences Inc.	29,271	2,853
*	Elanco Animal Health Inc.	131,740	2,586
*	Envista Holdings Corp.	61,734	2,379
*	Tenet Healthcare Corp.	43,940	2,309
*	Novocure Ltd.	32,388	2,251
*	Jazz Pharmaceuticals plc	13,804	2,154
*	Penumbra Inc.	16,898	2,104
	Royalty Pharma plc Class A	49,228	2,070
*	Enovis Corp.	37,333	2,053
*	Masimo Corp.	15,705	2,052
*	Repligen Corp.	10,757	1,747
*	Integra LifeSciences Holdings Corp.	31,728	1,714

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	Maravai LifeSciences Holdings Inc. Class A	44,546	1,266
	Chemed Corp.	1,985	932
*	Exact Sciences Corp.	22,681	893
	Premier Inc. Class A	23,831	850
*	Tandem Diabetes Care Inc.	13,826	818
*	Embecta Corp.	30,882	782
*	ICU Medical Inc.	4,530	745
	Encompass Health Corp.	4,985	279
*	Guardant Health Inc.	6,582	266
*	Oak Street Health Inc.	14,604	240
	Perrigo Co. plc	4,469	181
*	Zimvie Inc.	11,084	177
*	Ultragenyx Pharmaceutical Inc.	1,517	91
*	Amedisys Inc.	845	89
*	Signify Health Inc. Class A	5,826	80
*	Globus Medical Inc. Class A	1,351	76
*	agilon health Inc.	3,158	69
*	Certara Inc.	3,035	65
*	Sotera Health Co.	3,096	61
			2,035,023
Industrials (12.8%)
	Visa Inc. Class A	691,440	136,138
	Mastercard Inc. Class A	357,470	112,775
	Accenture plc Class A	258,904	71,885
	Union Pacific Corp.	259,204	55,283
	Raytheon Technologies Corp.	461,510	44,356
	United Parcel Service Inc. Class B	230,234	42,027
	Honeywell International Inc.	232,342	40,383
	American Express Co.	267,257	37,047
*	PayPal Holdings Inc.	516,426	36,067
	Northrop Grumman Corp.	68,694	32,875
	Old Dominion Freight Line Inc.	123,905	31,754
	Caterpillar Inc.	173,239	30,968
	General Electric Co.	469,445	29,890
*	Boeing Co.	217,573	29,747
	CSX Corp.	1,022,651	29,718
*	Mettler-Toledo International Inc.	25,133	28,872
*	Fiserv Inc.	323,831	28,811
	Sherwin-Williams Co.	124,801	27,944
	Cintas Corp.	74,748	27,921
	Norfolk Southern Corp.	119,215	27,096
	Global Payments Inc.	236,108	26,123
	Illinois Tool Works Inc.	137,869	25,127
	3M Co.	192,318	24,888
	FedEx Corp.	109,576	24,842
	Lockheed Martin Corp.	57,668	24,795
	General Dynamics Corp.	111,321	24,630
	Deere & Co.	80,810	24,200
	Automatic Data Processing Inc.	115,159	24,188
	Verisk Analytics Inc.	138,233	23,927
	Fidelity National Information Services Inc.	244,766	22,438
*	TransDigm Group Inc.	41,613	22,332
*	Waters Corp.	63,279	20,944
	L3Harris Technologies Inc.	78,949	19,082
	Jacobs Engineering Group Inc.	140,836	17,904
*	Keysight Technologies Inc.	126,216	17,399
	AMETEK Inc.	151,988	16,702
	Eaton Corp. plc	129,381	16,301
	Parker-Hannifin Corp.	65,817	16,194
	Ball Corp.	221,229	15,214
	IDEX Corp.	77,994	14,166
	Martin Marietta Materials Inc.	47,278	14,147
	Carlisle Cos. Inc.	58,725	14,012
	Expeditors International of Washington Inc.	138,919	13,539
	Fortive Corp.	245,929	13,374
	Equifax Inc.	72,898	13,324
	Crown Holdings Inc.	142,174	13,104
	Emerson Electric Co.	161,076	12,812
	Vulcan Materials Co.	88,751	12,611
		Shares	Market Value• ($000)
	JB Hunt Transport Services Inc.	78,035	12,288
	PACCAR Inc.	145,164	11,953
*	Zebra Technologies Corp. Class A	40,104	11,789
	Landstar System Inc.	77,810	11,315
	Capital One Financial Corp.	107,944	11,247
	Carrier Global Corp.	310,903	11,087
	Otis Worldwide Corp.	156,299	11,046
	WW Grainger Inc.	23,844	10,835
	Toro Co.	140,216	10,627
	AGCO Corp.	104,696	10,333
*	Block Inc. Class A	161,859	9,948
	Cummins Inc.	51,256	9,920
*	Teledyne Technologies Inc.	26,385	9,897
	Eagle Materials Inc.	87,864	9,660
	Huntington Ingalls Industries Inc.	43,737	9,527
	Jack Henry & Associates Inc.	51,317	9,238
	Textron Inc.	147,055	8,981
	DuPont de Nemours Inc.	156,382	8,692
	Genpact Ltd.	194,732	8,249
	Lennox International Inc.	39,471	8,154
	Quanta Services Inc.	63,452	7,953
	BWX Technologies Inc.	144,342	7,952
	Owens Corning	103,439	7,687
	Xylem Inc.	89,582	7,003
	Robert Half International Inc.	91,429	6,847
	Armstrong World Industries Inc.	91,138	6,832
	Oshkosh Corp.	79,990	6,570
	Synchrony Financial	228,845	6,321
*	FleetCor Technologies Inc.	29,279	6,152
	Valmont Industries Inc.	27,229	6,116
	Westinghouse Air Brake Technologies Corp.	72,508	5,951
	Graco Inc.	99,359	5,903
	Ingersoll Rand Inc.	127,975	5,385
	Johnson Controls International plc	111,527	5,340
	Sealed Air Corp.	92,139	5,318
*	United Rentals Inc.	21,159	5,140
	Donaldson Co. Inc.	101,876	4,904
	ITT Inc.	69,239	4,656
	Paychex Inc.	40,215	4,579
*	Mercury Systems Inc.	70,900	4,561
	ManpowerGroup Inc.	52,638	4,022
	CH Robinson Worldwide Inc.	38,525	3,905
	PPG Industries Inc.	33,974	3,885
*	Generac Holdings Inc.	18,271	3,847
*	Mohawk Industries Inc.	30,760	3,817
	Trane Technologies plc	29,260	3,800
	Packaging Corp. of America	27,608	3,796
*	Trimble Inc.	64,624	3,763
	HEICO Corp.	28,466	3,732
*	Berry Global Group Inc.	68,135	3,723
	Howmet Aerospace Inc.	108,701	3,419
*	Euronet Worldwide Inc.	33,461	3,366
	Rockwell Automation Inc.	16,634	3,315
*	Bill.com Holdings Inc.	29,578	3,252
	MSC Industrial Direct Co. Inc. Class A	41,833	3,142
	Stanley Black & Decker Inc.	29,402	3,083
	Tetra Tech Inc.	22,037	3,009
*	Axon Enterprise Inc.	31,954	2,977
*	WillScot Mobile Mini Holdings Corp.	89,613	2,905
	AECOM	42,351	2,762
*	Coherent Inc.	10,143	2,700
*	Fair Isaac Corp.	6,340	2,542
	Flowserve Corp.	88,132	2,523
	Allison Transmission Holdings Inc.	63,742	2,451
	MDU Resources Group Inc.	80,878	2,183
*	FTI Consulting Inc.	11,497	2,079
	Nordson Corp.	9,571	1,938
*	GXO Logistics Inc.	43,966	1,902
	Sensata Technologies Holding plc	45,484	1,879

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Esab Corp.	42,370	1,854
*	Middleby Corp.	12,825	1,608
*	WEX Inc.	9,801	1,525
	TransUnion	18,646	1,491
*	Axalta Coating Systems Ltd.	61,504	1,360
	Vontier Corp.	59,035	1,357
	Acuity Brands Inc.	8,642	1,331
	Spirit AeroSystems Holdings Inc. Class A	45,036	1,320
	Cognex Corp.	29,135	1,239
	Allegion plc	12,560	1,230
*	Kirby Corp.	19,315	1,175
*	Trex Co. Inc.	17,798	969
*	XPO Logistics Inc.	18,318	882
	Booz Allen Hamilton Holding Corp.	8,916	806
*	AZEK Co. Inc. Class A	41,338	692
	MKS Instruments Inc.	5,873	603
	Silgan Holdings Inc.	11,464	474
	Littelfuse Inc.	1,812	460
	RPM International Inc.	5,644	444
*	Paylocity Holding Corp.	2,179	380
*	Gates Industrial Corp. plc	31,536	341
	AptarGroup Inc.	3,262	337
	Brunswick Corp.	3,917	256
*	MasTec Inc.	2,586	185
	Sonoco Products Co.	2,778	158
	Ardagh Metal Packaging SA	23,385	143
	HEICO Corp. Class A	992	105
*	Hayward Holdings Inc.	4,948	71
*	Core & Main Inc. Class A	2,932	65
*	Legalzoom.com Inc.	5,463	60
*	Diversey Holdings Ltd.	8,318	55
*	TopBuild Corp.	321	54
*	Affirm Holdings Inc. Class A	2,812	51
*	Builders FirstSource Inc.	931	50
	Curtiss-Wright Corp.	317	42
*	Shift4 Payments Inc. Class A	1,086	36
	Woodward Inc.	366	34
*	TuSimple Holdings Inc. Class A	4,376	32
	Advanced Drainage Systems Inc.	348	31
	Regal Rexnord Corp.	247	28
	Knight-Swift Transportation Holdings Inc. Class A	584	27
	Schneider National Inc. Class B	995	22
	Graphic Packaging Holding Co.	974	20
	MSA Safety Inc.	165	20
	Dover Corp.	156	19
	Lincoln Electric Holdings Inc.	143	18
	Pentair plc	369	17
	Fortune Brands Home & Security Inc.	261	16
	Louisiana-Pacific Corp.	303	16
	Masco Corp.	287	15
	A O Smith Corp.	273	15
	Air Lease Corp. Class A	423	14
	Hubbell Inc. Class B	77	14
	Crane Holdings Co.	164	14
	Westrock Co.	333	13
	nVent Electric plc	424	13
	ADT Inc.	2,106	13
	Snap-on Inc.	60	12
	Bread Financial Holdings Inc.	329	12
	Watsco Inc.	47	11
	Ryder System Inc.	128	9
	Amcor plc	685	8
	Western Union Co.	339	6
			1,869,227
Real Estate (3.5%)
	American Tower Corp.	191,068	48,835
	Prologis Inc.	306,725	36,086
	SBA Communications Corp.	105,666	33,818
	Crown Castle International Corp.	164,987	27,780
		Shares	Market Value• ($000)
	Equinix Inc.	37,549	24,670
*	CBRE Group Inc. Class A	273,627	20,142
	Public Storage	61,437	19,209
	Welltower Inc.	179,910	14,816
	Digital Realty Trust Inc.	110,826	14,389
	Extra Space Storage Inc.	80,265	13,655
	Equity LifeStyle Properties Inc.	192,195	13,544
	American Homes 4 Rent Class A	342,614	12,142
	Realty Income Corp.	177,321	12,104
	Mid-America Apartment Communities Inc.	62,574	10,930
	Weyerhaeuser Co.	325,040	10,765
	AvalonBay Communities Inc.	54,525	10,591
	Equity Residential	146,175	10,557
*	CoStar Group Inc.	173,645	10,490
	VICI Properties Inc.	348,140	10,371
	Invitation Homes Inc.	261,545	9,306
	Alexandria Real Estate Equities Inc.	62,907	9,123
	Essex Property Trust Inc.	33,068	8,648
*	Jones Lang LaSalle Inc.	49,179	8,599
	Duke Realty Corp.	155,274	8,532
	Sun Communities Inc.	50,697	8,079
	Host Hotels & Resorts Inc.	506,704	7,945
	Simon Property Group Inc.	82,364	7,818
	Ventas Inc.	149,709	7,699
	Camden Property Trust	40,515	5,448
	UDR Inc.	116,501	5,364
*	Howard Hughes Corp.	71,084	4,837
	Lamar Advertising Co. Class A	49,778	4,379
	Apartment Income REIT Corp. Class A	104,636	4,353
	Kimco Realty Corp.	183,756	3,633
	Rexford Industrial Realty Inc.	62,303	3,588
	Douglas Emmett Inc.	159,950	3,580
*	Equity Commonwealth	126,903	3,494
	Medical Properties Trust Inc.	227,761	3,478
	CubeSmart	76,750	3,279
	Life Storage Inc.	28,822	3,218
	EPR Properties	66,184	3,106
	First Industrial Realty Trust Inc.	64,800	3,077
	Americold Realty Trust Inc.	96,008	2,884
	Park Hotels & Resorts Inc.	197,343	2,678
	American Campus Communities Inc.	38,135	2,459
	Kilroy Realty Corp.	46,946	2,457
*	Zillow Group Inc. Class C	71,865	2,282
	Rayonier Inc.	52,654	1,968
	STORE Capital Corp.	74,605	1,946
	Cousins Properties Inc.	58,986	1,724
*	Zillow Group Inc. Class A	42,573	1,354
	JBG SMITH Properties	49,278	1,165
	Iron Mountain Inc.	23,721	1,155
	Hudson Pacific Properties Inc.	63,001	935
	Federal Realty OP LP	8,239	789
	SL Green Realty Corp.	7,810	360
*	Opendoor Technologies Inc.	43,173	203
	Boston Properties Inc.	87	8
	Regency Centers Corp.	135	8
	Healthpeak Properties Inc.	291	8
	Brixmor Property Group Inc.	356	7
	Healthcare Trust of America Inc. Class A	263	7
	National Retail Properties Inc.	158	7
	WP Carey Inc.	82	7
	Gaming & Leisure Properties Inc.	124	6
	Highwoods Properties Inc.	172	6
	Vornado Realty Trust	165	5
	Spirit Realty Capital Inc.	144	5
	Omega Healthcare Investors Inc.	127	4
			509,914
Technology (26.5%)
	Apple Inc.	6,375,238	871,623
	Microsoft Corp.	3,088,002	793,092

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	Alphabet Inc. Class A	123,198	268,480
*	Alphabet Inc. Class C	114,941	251,428
*	Meta Platforms Inc. Class A	966,424	155,836
	NVIDIA Corp.	977,320	148,152
*	Adobe Inc.	200,836	73,518
	Broadcom Inc.	135,238	65,700
*	Salesforce Inc.	381,215	62,916
	QUALCOMM Inc.	456,665	58,334
	Intel Corp.	1,551,541	58,043
	Texas Instruments Inc.	361,282	55,511
*	Advanced Micro Devices Inc.	646,926	49,470
	Intuit Inc.	125,342	48,312
*	Cadence Design Systems Inc.	316,655	47,508
	Applied Materials Inc.	522,163	47,506
	Oracle Corp.	664,786	46,449
*	Synopsys Inc.	151,031	45,868
	Lam Research Corp.	94,270	40,173
*	ServiceNow Inc.	80,391	38,228
	International Business Machines Corp.	263,114	37,149
	KLA Corp.	94,136	30,037
	Analog Devices Inc.	181,701	26,545
*	Fortinet Inc.	445,495	25,206
	Micron Technology Inc.	423,754	23,425
*	Autodesk Inc.	136,195	23,420
	Teradyne Inc.	260,729	23,348
	Amphenol Corp. Class A	349,011	22,469
	Roper Technologies Inc.	53,739	21,208
*	Palo Alto Networks Inc.	39,928	19,722
	Cognizant Technology Solutions Corp. Class A	241,083	16,271
	Corning Inc.	449,200	14,154
*	Crowdstrike Holdings Inc. Class A	82,421	13,893
*	Arrow Electronics Inc.	106,412	11,928
*	Gartner Inc.	46,514	11,248
*	Workday Inc. Class A	79,539	11,102
*	Twitter Inc.	291,373	10,894
	HP Inc.	331,733	10,874
*	Match Group Inc.	155,608	10,844
	VMware Inc. Class A	93,119	10,614
*	Atlassian Corp. plc Class A	54,443	10,203
*	Datadog Inc. Class A	105,235	10,023
	Hewlett Packard Enterprise Co.	712,810	9,452
	NetApp Inc.	137,113	8,945
	Marvell Technology Inc.	197,973	8,618
	Dolby Laboratories Inc. Class A	116,172	8,313
	Citrix Systems Inc.	82,043	7,972
*	VeriSign Inc.	45,671	7,642
*	ANSYS Inc.	31,274	7,484
	Microchip Technology Inc.	128,282	7,451
*	Black Knight Inc.	110,778	7,244
*	MongoDB Inc.	26,442	6,862
*	ON Semiconductor Corp.	134,360	6,760
*	Zoom Video Communications Inc. Class A	62,300	6,727
*	Snowflake Inc. Class A	47,746	6,640
	SS&C Technologies Holdings Inc.	102,463	5,950
	NortonLifeLock Inc.	267,673	5,878
*	Western Digital Corp.	131,077	5,876
*	Paycom Software Inc.	20,709	5,801
*	HubSpot Inc.	18,185	5,467
*	EPAM Systems Inc.	18,415	5,428
*	Akamai Technologies Inc.	59,114	5,399
*	GoDaddy Inc. Class A	76,046	5,290
*	Splunk Inc.	58,261	5,154
*	Zscaler Inc.	31,649	4,732
	Avnet Inc.	106,031	4,547
*	F5 Inc.	26,288	4,023
*	Manhattan Associates Inc.	33,371	3,824
	Dell Technologies Inc. Class C	79,245	3,662
*	Qorvo Inc.	38,017	3,586
*	IAC/InterActiveCorp	46,518	3,534
		Shares	Market Value• ($000)
*	Guidewire Software Inc.	49,773	3,533
*	NCR Corp.	111,160	3,458
*	PTC Inc.	32,482	3,454
*	Twilio Inc. Class A	38,961	3,265
*	Tyler Technologies Inc.	9,077	3,018
	Skyworks Solutions Inc.	31,988	2,963
*	Dun & Bradstreet Holdings Inc.	191,054	2,872
	CDW Corp.	17,522	2,761
*	Okta Inc.	30,391	2,747
*	Lattice Semiconductor Corp.	56,117	2,722
	CDK Global Inc.	49,275	2,699
*	Clarivate plc	190,230	2,637
*	Wolfspeed Inc.	41,213	2,615
*	Cloudflare Inc. Class A	58,700	2,568
	Leidos Holdings Inc.	25,301	2,548
*	Mandiant Corp.	114,976	2,509
*	DXC Technology Co.	79,394	2,406
*	CACI International Inc. Class A	8,282	2,334
*	Zendesk Inc.	31,200	2,311
*	Aspen Technology Inc.	11,948	2,195
*	Teradata Corp.	52,950	1,960
	Monolithic Power Systems Inc.	4,851	1,863
*	Change Healthcare Inc.	80,415	1,854
*	Pinterest Inc. Class A	92,300	1,676
*	Pure Storage Inc. Class A	63,380	1,629
	Universal Display Corp.	15,466	1,564
*	Ceridian HCM Holding Inc.	28,978	1,364
*	DocuSign Inc.	21,852	1,254
*	Alteryx Inc. Class A	24,065	1,165
*	Five9 Inc.	12,094	1,102
*	Dynatrace Inc.	27,571	1,087
*	IPG Photonics Corp.	10,945	1,030
	Amdocs Ltd.	12,261	1,021
	Xerox Holdings Corp.	56,467	839
	Bentley Systems Inc. Class B	24,059	801
*	Avalara Inc.	10,790	762
*	Kyndryl Holdings Inc.	63,602	622
*	Nutanix Inc. Class A	42,407	620
*	Vimeo Inc.	85,827	517
*	Allegro MicroSystems Inc.	23,935	495
	Entegris Inc.	4,789	441
*	RingCentral Inc. Class A	7,454	390
*	Dropbox Inc. Class A	17,999	378
*	Elastic NV	4,330	293
*	Smartsheet Inc. Class A	6,965	219
	Pegasystems Inc.	4,160	199
*	AppLovin Corp. Class A	3,354	116
*	Bumble Inc. Class A	3,251	92
*	Qualtrics International Inc. Class A	7,257	91
*	ZoomInfo Technologies Inc. Class A	2,631	87
*	Cirrus Logic Inc.	1,137	82
*	Coupa Software Inc.	1,284	73
*	Toast Inc. Class A	5,141	67
*	Definitive Healthcare Corp. Class A	2,711	62
*	New Relic Inc.	1,139	57
*	N-able Inc.	6,351	57
*	Duck Creek Technologies Inc.	3,662	54
*	Paycor HCM Inc.	1,956	51
*	DoubleVerify Holdings Inc.	2,149	49
*	Informatica Inc. Class A	2,356	49
*	Procore Technologies Inc.	1,058	48
*	Jamf Holding Corp.	1,915	47
*	Globant SA	258	45
*	Thoughtworks Holding Inc.	3,110	44
*	nCino Inc.	1,324	41
	SolarWinds Corp.	3,628	37
	Azenta Inc.	488	35
*	GLOBALFOUNDRIES Inc.	864	35
*	Everbridge Inc.	1,199	33

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Switch Inc. Class A	948	32
	Concentrix Corp.	239	32
*	Palantir Technologies Inc. Class A	3,398	31
*	Loyalty Ventures Inc.	8,764	31
	Jabil Inc.	588	30
	TD SYNNEX Corp.	281	26
	Science Applications International Corp.	203	19
*	DoorDash Inc. Class A	206	13
*	Unity Software Inc.	333	12
	National Instruments Corp.	281	9
			3,881,332
Telecommunications (2.7%)
	Verizon Communications Inc.	1,608,258	81,619
	Comcast Corp. Class A	1,796,701	70,503
	Cisco Systems Inc.	1,598,308	68,152
	AT&T Inc.	2,534,393	53,121
*	T-Mobile US Inc.	334,007	44,937
*	Charter Communications Inc. Class A	48,731	22,832
*	Arista Networks Inc.	100,496	9,421
	Motorola Solutions Inc.	40,433	8,475
	Juniper Networks Inc.	274,434	7,821
*	Liberty Broadband Corp. Class C	65,957	7,627
*	Roku Inc.	41,849	3,438
*	Lumentum Holdings Inc.	40,471	3,214
*	Liberty Broadband Corp. Class A	22,207	2,522
*	Frontier Communications Parent Inc.	101,230	2,383
*	Ciena Corp.	47,751	2,182
*	DISH Network Corp. Class A	102,301	1,834
	Cable One Inc.	868	1,119
*	Viasat Inc.	31,710	971
	Ubiquiti Inc.	102	25
	Lumen Technologies Inc.	386	4
			392,200
Utilities (3.2%)
	NextEra Energy Inc.	792,719	61,404
	Duke Energy Corp.	309,026	33,131
	Dominion Energy Inc.	324,271	25,880
	Southern Co.	338,705	24,153
	Waste Management Inc.	147,248	22,526
	WEC Energy Group Inc.	199,959	20,124
	American Water Works Co. Inc.	131,466	19,558
	Sempra Energy	124,532	18,714
	Exelon Corp.	386,906	17,535
*	PG&E Corp.	1,584,081	15,809
	Eversource Energy	183,559	15,505
	Xcel Energy Inc.	210,554	14,899
	Atmos Energy Corp.	129,145	14,477
	CMS Energy Corp.	212,061	14,314
	American Electric Power Co. Inc.	135,933	13,041
	Consolidated Edison Inc.	133,236	12,671
		Shares	Market Value• ($000)
	DTE Energy Co.	80,769	10,238
	Public Service Enterprise Group Inc.	151,716	9,601
	Ameren Corp.	98,787	8,926
	Essential Utilities Inc.	194,378	8,912
	Edison International	139,937	8,850
	FirstEnergy Corp.	215,613	8,277
	NiSource Inc.	277,058	8,171
	AES Corp.	385,856	8,107
	Constellation Energy Corp.	130,414	7,468
	CenterPoint Energy Inc.	214,292	6,339
	Alliant Energy Corp.	92,022	5,393
	Entergy Corp.	43,203	4,866
	Evergy Inc.	67,666	4,415
	Republic Services Inc.	32,062	4,196
	NRG Energy Inc.	99,120	3,783
	PPL Corp.	123,450	3,349
	UGI Corp.	83,440	3,222
*	Stericycle Inc.	47,965	2,103
*	Clean Harbors Inc.	20,775	1,821
	IDACORP Inc.	16,591	1,757
	National Fuel Gas Co.	9,861	651
	Vistra Corp.	465	11
	Hawaiian Electric Industries Inc.	253	10
	Avangrid Inc.	198	9
	Brookfield Renewable Corp.	262	9
	OGE Energy Corp.	211	8
	Pinnacle West Capital Corp.	103	8
			464,241
Total Common Stocks (Cost $5,680,069)			14,615,842
Preferred Stock (0.0%)
	Qurate Retail Inc. Pfd., 8.000%, 9/15/25 (Cost $387)	8,853	518
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund, 1.417% (Cost $16,843)	168,491	16,844
Total Investments (99.9%) (Cost $5,697,299)			14,633,204
Other Assets and Liabilities—Net (0.1%)			11,534
Net Assets (100%)			14,644,738
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Tax-Managed Capital Appreciation Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2022	146	27,663	(94)

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,680,456)	14,616,360
Affiliated Issuers (Cost $16,843)	16,844
Total Investments in Securities	14,633,204
Investment in Vanguard	574
Cash	2
Cash Collateral Pledged—Futures Contracts	1,542
Receivables for Accrued Income	9,882
Receivables for Capital Shares Issued	4,099
Total Assets	14,649,303
Liabilities
Payables for Investment Securities Purchased	89
Payables for Capital Shares Redeemed	3,727
Payables to Vanguard	517
Variation Margin Payable—Futures Contracts	232
Total Liabilities	4,565
Net Assets	14,644,738
At June 30, 2022, net assets consisted of:

Paid-in Capital	6,151,570
Total Distributable Earnings (Loss)	8,493,168
Net Assets	14,644,738

Admiral Shares—Net Assets
Applicable to 64,655,796 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,595,878
Net Asset Value Per Share—Admiral Shares	$194.81

Institutional Shares—Net Assets
Applicable to 21,168,374 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,048,860
Net Asset Value Per Share—Institutional Shares	$96.79

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Dividends[1]	110,415
Interest[2]	198
Total Income	110,613
Expenses
The Vanguard Group—Note B
Investment Advisory Services	697
Management and Administrative—Admiral Shares	5,491
Management and Administrative—Institutional Shares	567
Marketing and Distribution—Admiral Shares	230
Marketing and Distribution—Institutional Shares	22
Custodian Fees	7
Shareholders’ Reports—Admiral Shares	32
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	4
Other Expenses	8
Total Expenses	7,058
Net Investment Income	103,555
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(171,375)
Futures Contracts	(10,627)
Realized Net Gain (Loss)	(182,002)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(3,783,877)
Futures Contracts	(1,841)
Change in Unrealized Appreciation (Depreciation)	(3,785,718)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,864,165)
1	Dividends are net of foreign withholding taxes of $28,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $198,000, ($34,000), and $8,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $3,491,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	103,555	186,559
Realized Net Gain (Loss)	(182,002)	439,211
Change in Unrealized Appreciation (Depreciation)	(3,785,718)	3,238,336
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,864,165)	3,864,106
Distributions
Admiral Shares	(89,142)	(165,377)
Institutional Shares	(14,859)	(24,347)
Total Distributions	(104,001)	(189,724)
Capital Share Transactions
Admiral Shares	161,194	80,691
Institutional Shares	56,183	470,623
Net Increase (Decrease) from Capital Share Transactions	217,377	551,314
Total Increase (Decrease)	(3,750,789)	4,225,696
Net Assets
Beginning of Period	18,395,527	14,169,831
End of Period	14,644,738	18,395,527

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$247.92	$197.63	$165.93	$128.29	$137.30	$114.08
Investment Operations
Net Investment Income[1]	1.382	2.542	2.666	2.557	2.385	2.166
Net Realized and Unrealized Gain (Loss) on Investments	(53.107)	50.328	31.640	37.603	(9.045)	23.211
Total from Investment Operations	(51.725)	52.870	34.306	40.160	(6.660)	25.377
Distributions
Dividends from Net Investment Income	(1.385)	(2.580)	(2.606)	(2.520)	(2.350)	(2.157)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.385)	(2.580)	(2.606)	(2.520)	(2.350)	(2.157)
Net Asset Value, End of Period	$194.81	$247.92	$197.63	$165.93	$128.29	$137.30
Total Return[2]	-20.91%	26.87%	21.07%	31.46%	-4.97%	22.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,596	$15,850	$12,543	$10,579	$7,951	$8,143
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.27%	1.13%	1.60%	1.70%	1.69%	1.73%
Portfolio Turnover Rate[3]	1%	0%	6%	5%	6%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$123.18	$98.19	$82.46	$63.75	$68.23	$56.69
Investment Operations
Net Investment Income[1]	.703	1.304	1.360	1.292	1.207	1.099
Net Realized and Unrealized Gain (Loss) on Investments	(26.388)	25.002	15.690	18.693	(4.499)	11.531
Total from Investment Operations	(25.685)	26.306	17.050	19.985	(3.292)	12.630
Distributions
Dividends from Net Investment Income	(.705)	(1.316)	(1.320)	(1.275)	(1.188)	(1.090)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.705)	(1.316)	(1.320)	(1.275)	(1.188)	(1.090)
Net Asset Value, End of Period	$96.79	$123.18	$98.19	$82.46	$63.75	$68.23
Total Return	-20.90%	26.91%	21.08%	31.51%	-4.95%	22.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,049	$2,546	$1,627	$1,223	$952	$1,006
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.30%	1.17%	1.63%	1.73%	1.72%	1.76%
Portfolio Turnover Rate[2]	1%	0%	6%	5%	6%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Notes to Financial Statements
Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual

Tax-Managed Capital Appreciation Fund
commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the fund had contributed to Vanguard capital in the amount of $574,000, representing less than 0.01% of the fund’s net assets and 0.23% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2022, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.

Tax-Managed Capital Appreciation Fund
D.  As of June 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,697,426
Gross Unrealized Appreciation	9,281,952
Gross Unrealized Depreciation	(346,268)
Net Unrealized Appreciation (Depreciation)	8,935,684
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2021, the fund had available capital losses totaling $260,904,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2022, the fund purchased $447,052,000 of investment securities and sold $140,097,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $8,210,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $864,000 and sales were $1,103,000, resulting in net realized gain of $70,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	596,318	2,698	1,597,362	7,167
Issued in Lieu of Cash Distributions	60,423	284	112,437	493
Redeemed	(495,547)	(2,256)	(1,629,108)	(7,197)
Net Increase (Decrease)—Admiral Shares	161,194	726	80,691	463
Institutional Shares
Issued	69,849	619	539,021	4,683
Issued in Lieu of Cash Distributions	7,201	68	13,873	123
Redeemed	(20,867)	(187)	(82,271)	(708)
Net Increase (Decrease)—Institutional Shares	56,183	500	470,623	4,098
G.  Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.

Tax-Managed Small-Cap Fund
Fund Allocation
As of June 30, 2022
Communication Services	1.9%
Consumer Discretionary	11.5
Consumer Staples	5.6
Energy	5.3
Financials	18.3
Health Care	12.5
Industrials	16.2
Information Technology	13.4
Materials	5.3
Real Estate	7.7
Utilities	2.3
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Tax-Managed Small-Cap Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.2%)
Communication Services (1.9%)
	Cogent Communications Holdings Inc.	391,757	23,803
*	TechTarget Inc.	250,444	16,459
*	Cinemark Holdings Inc.	1,084,511	16,289
	Telephone & Data Systems Inc.	947,246	14,957
	Scholastic Corp.	272,950	9,818
*	Gogo Inc.	550,704	8,916
*	AMC Networks Inc. Class A	298,625	8,696
*	Yelp Inc. Class A	276,339	7,674
	Shenandoah Telecommunications Co.	321,559	7,139
*	EW Scripps Co. Class A	558,352	6,963
*	Consolidated Communications Holdings Inc.	823,253	5,763
*	QuinStreet Inc.	519,507	5,226
	ATN International Inc.	101,958	4,783
*	Gannett Co. Inc.	1,375,202	3,988
*	Thryv Holdings Inc.	153,089	3,428
*	Marcus Corp.	227,873	3,366
*	Cars.com Inc.	242,013	2,282
*	Loyalty Ventures Inc.	147,974	528
			150,078
Consumer Discretionary (11.4%)
*	Asbury Automotive Group Inc.	205,063	34,725
*	Dorman Products Inc.	248,845	27,301
	Academy Sports & Outdoors Inc.	753,406	26,776
	Group 1 Automotive Inc.	151,442	25,715
	Signet Jewelers Ltd.	479,200	25,618
	LCI Industries	225,955	25,280
*	Meritage Homes Corp.	326,818	23,694
	Steven Madden Ltd.	699,051	22,516
*	Sonos Inc.	1,181,849	21,321
*	Gentherm Inc.	293,192	18,298
*	Boot Barn Holdings Inc.	261,614	18,028
	Installed Building Products Inc.	210,447	17,501
*	LGI Homes Inc.	192,850	16,759
	MDC Holdings Inc.	517,122	16,708
*	Adtalem Global Education Inc.	449,994	16,186
*	National Vision Holdings Inc.	569,633	15,665
	Wolverine World Wide Inc.	770,273	15,529
	Winnebago Industries Inc.	309,022	15,006
*	Cavco Industries Inc.	75,024	14,704
	Strategic Education Inc.	206,827	14,598
*	ODP Corp.	481,362	14,556
*	Tri Pointe Homes Inc.	838,995	14,154
	Kontoor Brands Inc.	423,312	14,126
*	Vista Outdoor Inc.	491,130	13,703
*	Dave & Buster's Entertainment Inc.	401,500	13,161
	Oxford Industries Inc.	144,144	12,791
	Bloomin' Brands Inc.	763,896	12,696
	Century Communities Inc.	279,377	12,564
	Cheesecake Factory Inc.	453,100	11,971
	Monro Inc.	278,596	11,946
	Shutterstock Inc.	206,185	11,816
*	Sally Beauty Holdings Inc.	963,422	11,484
	Patrick Industries Inc.	207,152	10,739
	Jack in the Box Inc.	187,786	10,527
*	M/I Homes Inc.	263,234	10,440
	Dine Brands Global Inc.	158,817	10,336
*	Abercrombie & Fitch Co. Class A	589,309	9,971
		Shares	Market Value• ($000)
	Sturm Ruger & Co. Inc.	154,638	9,843
*	American Axle & Manufacturing Holdings Inc.	1,301,101	9,797
*	Brinker International Inc.	439,244	9,677
	La-Z-Boy Inc.	404,759	9,597
*	iRobot Corp.	260,075	9,558
	Rent-A-Center Inc.	447,303	8,700
	Sonic Automotive Inc. Class A	220,986	8,095
	Caleres Inc.	296,993	7,793
*	G-III Apparel Group Ltd.	383,632	7,761
	Standard Motor Products Inc.	169,176	7,611
*	Perdoceo Education Corp.	645,960	7,609
*	Sleep Number Corp.	244,982	7,582
*	MarineMax Inc.	207,756	7,504
	Hibbett Inc.	170,653	7,459
	Guess? Inc.	415,309	7,081
	Designer Brands Inc. Class A	532,209	6,951
	Buckle Inc.	242,484	6,714
*	XPEL Inc.	146,110	6,711
*	Urban Outfitters Inc.	356,109	6,645
*	Monarch Casino & Resort Inc.	113,156	6,639
*	Genesco Inc.	131,184	6,547
	Big Lots Inc.	311,152	6,525
*	Golden Entertainment Inc.	155,904	6,166
*	America's Car-Mart Inc.	57,500	5,784
*	Shake Shack Inc. Class A	142,952	5,644
	Ruth's Hospitality Group Inc.	344,515	5,602
*	Chico's FAS Inc.	1,071,871	5,327
*	Bed Bath & Beyond Inc.	1,043,100	5,184
*	BJ's Restaurants Inc.	232,323	5,037
*	Zumiez Inc.	182,212	4,737
*	Liquidity Services Inc.	319,019	4,288
	PetMed Express Inc.	205,830	4,096
	Aaron's Co. Inc.	280,314	4,079
	Movado Group Inc.	126,859	3,924
*	Children's Place Inc.	98,696	3,841
	Haverty Furniture Cos. Inc.	162,786	3,773
*	Chuy's Holdings Inc.	179,289	3,571
	Ethan Allen Interiors Inc.	173,035	3,497
	Shoe Carnival Inc.	147,890	3,196
*	Universal Electronics Inc.	119,032	3,044
*	Motorcar Parts of America Inc.	206,780	2,713
*	American Public Education Inc.	162,343	2,623
*	Tupperware Brands Corp.	356,400	2,260
*	Fossil Group Inc.	400,414	2,070
*	El Pollo Loco Holdings Inc.	201,484	1,983
*	LL Flooring Holdings Inc.	211,359	1,980
	Cato Corp. Class A	135,022	1,568
*	Unifi Inc.	98,147	1,380
*	Conn's Inc.	74,715	599
			889,274
Consumer Staples (5.6%)
*	Simply Good Foods Co.	780,464	29,478
*	Celsius Holdings Inc.	405,556	26,467
	WD-40 Co.	127,971	25,768
*	Hostess Brands Inc. Class A	1,158,249	24,566
	Coca-Cola Consolidated Inc.	40,577	22,881
*	TreeHouse Foods Inc.	512,749	21,443
*	United Natural Foods Inc.	500,727	19,729
	Medifast Inc.	107,487	19,403
	J & J Snack Foods Corp.	138,605	19,358

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	Cal-Maine Foods Inc.	340,537	16,826
	Edgewell Personal Care Co.	479,770	16,562
	PriceSmart Inc.	211,870	15,176
	B&G Foods Inc.	612,529	14,566
	Universal Corp.	225,958	13,670
*	Central Garden & Pet Co. Class A	333,925	13,360
*	elf Beauty Inc.	431,839	13,249
	MGP Ingredients Inc.	130,155	13,027
	Vector Group Ltd.	1,140,901	11,979
	Inter Parfums Inc.	160,307	11,712
	National Beverage Corp.	222,600	10,894
*	Chefs' Warehouse Inc.	278,700	10,839
	SpartanNash Co.	347,087	10,472
	Andersons Inc.	312,031	10,294
	Fresh Del Monte Produce Inc.	294,655	8,701
*	USANA Health Sciences Inc.	115,384	8,349
	Calavo Growers Inc.	156,552	6,531
	John B Sanfilippo & Son Inc.	82,433	5,976
*	Central Garden & Pet Co.	125,630	5,329
*	Seneca Foods Corp. Class A	88,875	4,936
	Tootsie Roll Industries Inc.	72,550	2,565
			434,106
Energy (5.3%)
*	Southwestern Energy Co.	9,825,965	61,412
	Helmerich & Payne Inc.	1,180,517	50,833
	Patterson-UTI Energy Inc.	2,434,793	38,372
	SM Energy Co.	1,054,803	36,064
	Civitas Resources Inc.	603,396	31,551
*	PBF Energy Inc. Class A	1,017,779	29,536
*	Callon Petroleum Co.	409,440	16,050
*	CONSOL Energy Inc.	255,833	12,633
*	Green Plains Inc.	464,039	12,608
*	Nabors Industries Ltd.	87,916	11,772
	World Fuel Services Corp.	537,841	11,004
*	Oceaneering International Inc.	1,020,537	10,899
	Core Laboratories NV	452,753	8,969
*	Laredo Petroleum Inc.	121,004	8,342
*	US Silica Holdings Inc.	592,128	6,762
*	Ranger Oil Corp.	195,429	6,424
*	ProPetro Holding Corp.	625,968	6,260
*	Par Pacific Holdings Inc.	387,850	6,047
*	Dril-Quip Inc.	227,984	5,882
	Archrock Inc.	706,603	5,844
*	Talos Energy Inc.	369,719	5,719
*	REX American Resources Corp.	65,261	5,534
*	Bristow Group Inc. Class A	217,982	5,101
*	RPC Inc.	704,098	4,865
	Dorian LPG Ltd.	182,302	2,771
*	Helix Energy Solutions Group Inc.	876,749	2,718
*	DMC Global Inc.	131,042	2,363
*	Oil States International Inc.	270,073	1,464
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	35,166	1,125
			408,924
Financials (18.1%)
	Assured Guaranty Ltd.	653,533	36,461
	Independent Bank Corp. (Massachusetts)	424,091	33,686
	ServisFirst Bancshares Inc.	425,162	33,554
	Community Bank System Inc.	490,768	31,056
	American Equity Investment Life Holding Co.	817,641	29,901
	BankUnited Inc.	802,571	28,547
	CVB Financial Corp.	1,139,074	28,260
	United Community Banks Inc.	881,830	26,622
	First Hawaiian Inc.	1,163,134	26,415
	First Bancorp (XNYS)	2,028,502	26,188
	Walker & Dunlop Inc.	266,394	25,664
*	Mr Cooper Group Inc.	688,243	25,286
	Pacific Premier Bancorp Inc.	845,634	24,726
	Ameris Bancorp	598,961	24,066
		Shares	Market Value• ($000)
	Simmons First National Corp. Class A	1,128,739	23,997
	WSFS Financial Corp.	590,457	23,671
	Independent Bank Group Inc.	327,529	22,243
*	Trupanion Inc.	353,921	21,327
	Columbia Banking System Inc.	699,552	20,042
	Banner Corp.	325,349	18,288
*	Axos Financial Inc.	481,751	17,271
	Seacoast Banking Corp. of Florida	512,429	16,931
	Piper Sandler Cos.	145,702	16,517
	Flagstar Bancorp Inc.	449,849	15,947
	Two Harbors Investment Corp.	3,166,856	15,771
	PennyMac Mortgage Investment Trust	1,138,050	15,739
*	Genworth Financial Inc. Class A	4,434,092	15,652
	First Financial Bancorp	801,641	15,552
	BancFirst Corp.	162,159	15,520
	Veritex Holdings Inc.	518,868	15,182
	Park National Corp.	124,522	15,098
	NBT Bancorp Inc.	397,298	14,934
*	PRA Group Inc.	405,284	14,736
	Lakeland Financial Corp.	221,069	14,683
	Renasant Corp.	504,958	14,548
	Hilltop Holdings Inc.	541,101	14,426
	Westamerica Bancorp	258,446	14,385
*	Triumph Bancorp Inc.	229,364	14,349
*	Encore Capital Group Inc.	243,286	14,055
	Provident Financial Services Inc.	630,159	14,027
	Northwest Bancshares Inc.	1,095,500	14,022
*	Palomar Holdings Inc.	213,517	13,751
	Horace Mann Educators Corp.	353,448	13,565
	Hope Bancorp Inc.	969,438	13,417
	Berkshire Hills Bancorp Inc.	538,909	13,349
*	Green Dot Corp. Class A	527,473	13,245
	Eagle Bancorp Inc.	277,688	13,165
	Safety Insurance Group Inc.	133,527	12,966
*	NMI Holdings Inc. Class A	776,550	12,930
	OFG Bancorp	489,877	12,443
	Trustmark Corp.	414,845	12,109
	City Holding Co.	151,444	12,097
	Employers Holdings Inc.	288,542	12,087
	Apollo Commercial Real Estate Finance Inc.	1,133,246	11,831
	Stewart Information Services Corp.	236,889	11,785
	Southside Bancshares Inc.	311,077	11,641
	Virtus Investment Partners Inc.	67,590	11,559
	Capitol Federal Financial Inc.	1,228,309	11,276
	FB Financial Corp.	286,544	11,238
	First Commonwealth Financial Corp.	837,002	11,233
	National Bank Holdings Corp. Class A	292,987	11,213
	Meta Financial Group Inc.	286,432	11,076
*	StoneX Group Inc.	138,903	10,844
	ProAssurance Corp.	456,119	10,778
	Brookline Bancorp Inc.	776,744	10,339
*	Bancorp Inc.	525,050	10,249
	New York Mortgage Trust Inc.	3,581,448	9,885
	First Bancorp (XNGS)	281,544	9,826
*	PROG Holdings Inc.	573,230	9,458
	Brightsphere Investment Group Inc.	497,935	8,968
	S&T Bancorp Inc.	326,442	8,954
*	Enova International Inc.	309,786	8,928
	AMERISAFE Inc.	168,541	8,766
	Banc of California Inc.	493,661	8,698
	HomeStreet Inc.	250,294	8,678
	Dime Community Bancshares Inc.	289,341	8,579
	Tompkins Financial Corp.	118,613	8,552
	James River Group Holdings Ltd.	340,540	8,439
	Northfield Bancorp Inc.	607,598	7,917
*	Blucora Inc.	401,033	7,403
	Redwood Trust Inc.	944,218	7,280
	Preferred Bank	106,859	7,269
*	Donnelley Financial Solutions Inc.	245,808	7,200

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
*	Customers Bancorp Inc.	207,559	7,036
	ARMOUR Residential REIT Inc.	982,224	6,915
	Ready Capital Corp.	567,639	6,766
	KKR Real Estate Finance Trust Inc.	383,513	6,692
	Ellington Financial Inc.	446,936	6,557
	B. Riley Financial Inc.	153,854	6,500
*	World Acceptance Corp.	57,458	6,449
	HCI Group Inc.	93,506	6,336
	TrustCo Bank Corp.	202,771	6,253
	Allegiance Bancshares Inc.	157,976	5,965
	Franklin BSP Realty Trust Inc.	436,009	5,877
	Central Pacific Financial Corp.	249,414	5,350
	Heritage Financial Corp.	197,360	4,966
	WisdomTree Investments Inc.	917,779	4,653
	Hanmi Financial Corp.	201,031	4,511
	Granite Point Mortgage Trust Inc.	458,448	4,387
	United Fire Group Inc.	116,206	3,978
*	Selectquote Inc.	1,491,794	3,700
*	EZCORP Inc. Class A	435,668	3,272
	Universal Insurance Holdings Inc.	220,302	2,871
*	LendingTree Inc.	61,476	2,694
*	SiriusPoint Ltd.	283,455	1,536
*	eHealth Inc.	153,974	1,437
*	Ambac Financial Group Inc.	31,903	362
	Invesco Mortgage Capital Inc.	4,750	70
			1,409,464
Health Care (12.4%)
*	AMN Healthcare Services Inc.	419,470	46,020
*	Omnicell Inc.	401,094	45,624
*	Lantheus Holdings Inc.	607,340	40,103
	Ensign Group Inc.	468,760	34,440
*	Cytokinetics Inc.	757,537	29,764
*	Prestige Consumer Healthcare Inc.	447,428	26,309
	CONMED Corp.	265,741	25,447
*	Merit Medical Systems Inc.	464,644	25,216
	Select Medical Holdings Corp.	1,024,999	24,211
*	Pacira BioSciences Inc.	413,900	24,130
*	Corcept Therapeutics Inc.	937,433	22,292
*	Integer Holdings Corp.	302,299	21,360
	Owens & Minor Inc.	673,908	21,194
*	Glaukos Corp.	444,174	20,174
*	Covetrus Inc.	959,981	19,920
*	Allscripts Healthcare Solutions Inc.	1,296,938	19,234
*	Vir Biotechnology Inc.	666,268	16,970
*	Pediatrix Medical Group Inc.	771,149	16,202
*	Xencor Inc.	552,829	15,131
*	Supernus Pharmaceuticals Inc.	497,793	14,396
*	Ligand Pharmaceuticals Inc.	159,914	14,268
*	Myriad Genetics Inc.	768,004	13,955
*	Apollo Medical Holdings Inc.	356,794	13,769
*	Emergent BioSolutions Inc.	438,501	13,611
*	CorVel Corp.	91,060	13,410
	US Physical Therapy Inc.	120,900	13,202
*	Embecta Corp.	511,522	12,952
*	Dynavax Technologies Corp.	1,023,320	12,884
*	Addus HomeCare Corp.	145,435	12,112
*	Meridian Bioscience Inc.	397,969	12,106
*	Avanos Medical Inc.	442,418	12,096
*	Amphastar Pharmaceuticals Inc.	347,066	12,074
*	NeoGenomics Inc.	1,372,926	11,189
*	Arcus Biosciences Inc.	427,669	10,837
*	Vericel Corp.	418,928	10,549
*	Ironwood Pharmaceuticals Inc. Class A	872,720	10,063
*	Natus Medical Inc.	303,201	9,936
	Mesa Laboratories Inc.	48,367	9,864
*	Fulgent Genetics Inc.	177,787	9,695
*	Harmony Biosciences Holdings Inc.	197,010	9,608
*	Heska Corp.	100,533	9,501
*	NextGen Healthcare Inc.	540,439	9,425
		Shares	Market Value• ($000)
*	ModivCare Inc.	110,415	9,330
*	Innoviva Inc.	628,018	9,270
*	REGENXBIO Inc.	359,931	8,890
*	Enanta Pharmaceuticals Inc.	169,256	8,001
	LeMaitre Vascular Inc.	172,481	7,857
	Simulations Plus Inc.	155,510	7,671
*	Varex Imaging Corp.	352,496	7,540
*	Cross Country Healthcare Inc.	361,475	7,530
*	uniQure NV	394,699	7,357
*	RadNet Inc.	419,297	7,245
*	AngioDynamics Inc.	348,245	6,739
*	Artivion Inc.	356,153	6,724
*	Vanda Pharmaceuticals Inc.	550,471	6,000
*	Collegium Pharmaceutical Inc.	323,880	5,739
*	Cutera Inc.	148,725	5,577
*	HealthStream Inc.	241,975	5,253
*	Inogen Inc.	216,170	5,227
*	Computer Programs & Systems Inc.	162,558	5,197
*	Avid Bioservices Inc.	334,485	5,104
*	Surmodics Inc.	134,532	5,009
*	Coherus Biosciences Inc.	691,007	5,003
*	Eagle Pharmaceuticals Inc.	105,374	4,682
*	Cardiovascular Systems Inc.	317,074	4,553
*	Hanger Inc.	316,571	4,533
*	Orthofix Medical Inc.	190,821	4,492
*	Community Health Systems Inc.	1,160,238	4,351
	Phibro Animal Health Corp. Class A	204,867	3,919
*	Cara Therapeutics Inc.	421,691	3,850
*	iTeos Therapeutics Inc.	176,300	3,632
*	Pennant Group Inc.	275,989	3,535
*	Anika Therapeutics Inc.	147,939	3,302
*	ANI Pharmaceuticals Inc.	94,844	2,814
*	Zimvie Inc.	168,529	2,698
*	OptimizeRx Corp.	76,200	2,087
*	OraSure Technologies Inc.	732,164	1,984
	Zynex Inc.	211,414	1,687
*	BioLife Solutions Inc.	102,315	1,413
*	Joint Corp.	90,932	1,392
*	Organogenesis Holdings Inc. Class A	162,682	794
*	Nektar Therapeutics	167,100	635
*,1	Lantheus Holdings Inc. CVR	933,227	—
			963,859
Industrials (16.0%)
	Exponent Inc.	469,994	42,990
	UFP Industries Inc.	554,161	37,761
	Applied Industrial Technologies Inc.	342,232	32,912
	John Bean Technologies Corp.	283,696	31,326
	Korn Ferry	502,400	29,149
	Matson Inc.	377,175	27,489
	Mueller Industries Inc.	508,084	27,076
	Comfort Systems USA Inc.	322,847	26,845
	Hillenbrand Inc.	651,135	26,671
*	Aerojet Rocketdyne Holdings Inc.	650,545	26,412
	ABM Industries Inc.	598,845	26,002
*	Resideo Technologies Inc.	1,309,426	25,429
	Franklin Electric Co. Inc.	346,397	25,377
	UniFirst Corp.	140,074	24,118
	ManTech International Corp. Class A	248,432	23,713
	Forward Air Corp.	253,798	23,339
	Moog Inc. Class A	293,512	23,302
*	Meritor Inc.	640,622	23,274
	Albany International Corp. Class A	288,571	22,737
*	SPX Corp.	413,851	21,868
*	Hub Group Inc. Class A	306,415	21,737
	Brady Corp. Class A	444,249	20,986
	Boise Cascade Co.	347,482	20,672
	AAON Inc.	373,689	20,463
	Arcosa Inc.	438,342	20,352
	Federal Signal Corp.	537,714	19,143

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	Encore Wire Corp.	181,296	18,840
*	GMS Inc.	407,405	18,130
*	Allegiant Travel Co.	156,323	17,679
*	AeroVironment Inc.	202,254	16,625
	ESCO Technologies Inc.	235,169	16,079
*	KAR Auction Services Inc.	1,075,109	15,879
	ArcBest Corp.	224,998	15,833
	EnPro Industries Inc.	193,207	15,829
*	MYR Group Inc.	164,919	14,534
*	Atlas Air Worldwide Holdings Inc.	233,859	14,431
	HNI Corp.	382,024	13,252
	Barnes Group Inc.	424,284	13,212
	Lindsay Corp.	98,791	13,121
*	Veritiv Corp.	118,685	12,883
*	Gibraltar Industries Inc.	326,057	12,635
	Greenbrier Cos. Inc.	345,364	12,430
	Healthcare Services Group Inc.	696,219	12,121
	Granite Construction Inc.	410,300	11,956
*	CoreCivic Inc.	1,056,515	11,738
	Griffon Corp.	418,264	11,724
*	AAR Corp.	264,628	11,072
	Alamo Group Inc.	90,427	10,528
*	NV5 Global Inc.	89,251	10,419
	Enerpac Tool Group Corp. Class A	537,883	10,231
	Tennant Co.	166,864	9,887
	AZZ Inc.	235,145	9,599
*	NOW Inc.	980,852	9,593
*	PGT Innovations Inc.	554,669	9,230
	Standex International Corp.	108,311	9,183
	Marten Transport Ltd.	521,405	8,770
	Quanex Building Products Corp.	378,344	8,607
	Deluxe Corp.	390,205	8,456
	Apogee Enterprises Inc.	214,100	8,397
*	Hawaiian Holdings Inc.	574,096	8,215
*	SkyWest Inc.	371,244	7,889
	Kaman Corp.	251,316	7,854
*	GEO Group Inc.	1,180,388	7,791
*	Triumph Group Inc.	563,391	7,487
	Matthews International Corp. Class A	254,564	7,298
	Astec Industries Inc.	175,194	7,144
	Interface Inc. Class A	545,131	6,836
	Resources Connection Inc.	328,047	6,682
*	Proto Labs Inc.	136,587	6,534
*	Titan International Inc.	430,693	6,503
	Insteel Industries Inc.	191,383	6,444
*	American Woodmark Corp.	142,825	6,429
	Pitney Bowes Inc.	1,757,280	6,361
	Wabash National Corp.	459,759	6,244
	Kelly Services Inc. Class A	303,873	6,026
	Heartland Express Inc.	430,042	5,982
	Heidrick & Struggles International Inc.	173,975	5,630
*	TrueBlue Inc.	305,369	5,466
*	Forrester Research Inc.	112,916	5,402
	Trinity Industries Inc.	222,690	5,394
*	Viad Corp.	187,586	5,179
*	DXP Enterprises Inc.	132,252	4,051
*	Harsco Corp.	505,692	3,595
*	CIRCOR International Inc.	212,368	3,481
	National Presto Industries Inc.	45,693	2,999
	Park Aerospace Corp.	232,914	2,972
	Powell Industries Inc.	99,676	2,329
			1,248,263
Information Technology (13.3%)
*	ExlService Holdings Inc.	300,384	44,256
*	Rogers Corp.	167,950	44,018
*	Vonage Holdings Corp.	2,283,779	43,026
*	SPS Commerce Inc.	325,785	36,830
*	Onto Innovation Inc.	443,649	30,940
*	Viavi Solutions Inc.	2,191,508	28,994
		Shares	Market Value• ($000)
*	Perficient Inc.	302,997	27,782
*	FormFactor Inc.	707,881	27,416
*	Insight Enterprises Inc.	311,745	26,897
*	Alarm.com Holdings Inc.	429,770	26,586
*	Fabrinet	327,699	26,576
*	Diodes Inc.	400,998	25,892
	Advanced Energy Industries Inc.	344,868	25,168
	Kulicke & Soffa Industries Inc.	555,327	23,774
*	Sanmina Corp.	570,932	23,254
	Badger Meter Inc.	269,452	21,796
*	NetScout Systems Inc.	631,341	21,371
*	MaxLinear Inc. Class A	627,696	21,329
*	Rambus Inc.	965,797	20,755
*	Plexus Corp.	262,163	20,580
	EVERTEC Inc.	546,291	20,147
*	Itron Inc.	382,814	18,923
	Progress Software Corp.	402,785	18,246
	InterDigital Inc.	290,686	17,674
*	Axcelis Technologies Inc.	308,032	16,892
	CSG Systems International Inc.	281,528	16,802
*	Plantronics Inc.	378,434	15,016
*	Digital Turbine Inc.	844,167	14,748
	Xperi Holding Corp.	993,212	14,332
*	Knowles Corp.	815,541	14,133
*	OSI Systems Inc.	157,042	13,418
*	Ultra Clean Holdings Inc.	441,104	13,132
*	ePlus Inc.	238,172	12,652
*	Photronics Inc.	648,709	12,637
	Methode Electronics Inc.	334,396	12,386
*	Cohu Inc.	444,688	12,340
*	TTM Technologies Inc.	920,881	11,511
	TTEC Holdings Inc.	169,434	11,503
	CTS Corp.	305,972	10,418
*	Extreme Networks Inc.	1,162,220	10,367
*	LivePerson Inc.	677,115	9,574
*	Agilysys Inc.	202,050	9,551
*	3D Systems Corp.	958,137	9,294
*	Digi International Inc.	361,321	8,751
	Benchmark Electronics Inc.	385,523	8,697
*	LiveRamp Holdings Inc.	332,398	8,579
*	Veeco Instruments Inc.	436,516	8,468
	A10 Networks Inc.	534,209	7,682
*	Cerence Inc.	301,504	7,607
	ADTRAN Inc.	424,671	7,444
*	Harmonic Inc.	856,384	7,425
*	CEVA Inc.	214,708	7,206
*	Ichor Holdings Ltd.	271,805	7,062
*	ScanSource Inc.	222,816	6,938
*	SMART Global Holdings Inc.	402,082	6,582
*	FARO Technologies Inc.	208,171	6,418
*	Consensus Cloud Solutions Inc.	136,686	5,970
*	PDF Solutions Inc.	273,070	5,874
*	NETGEAR Inc.	284,579	5,270
*	Alpha & Omega Semiconductor Ltd.	157,594	5,254
*	Unisys Corp.	392,411	4,721
*	Arlo Technologies Inc.	749,118	4,697
*	Corsair Gaming Inc.	354,659	4,657
	PC Connection Inc.	97,683	4,303
*	OneSpan Inc.	328,283	3,907
	Ebix Inc.	229,587	3,880
	Comtech Telecommunications Corp.	243,494	2,209
*	Diebold Nixdorf Inc.	909,960	2,066
*	8x8 Inc.	225,601	1,162
*	CalAmp Corp.	147,118	613
			1,036,378
Materials (5.3%)
	Balchem Corp.	285,136	36,994
*	Livent Corp.	1,461,578	33,163
	HB Fuller Co.	452,108	27,221

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
*	Arconic Corp.	939,657	26,357
*	Allegheny Technologies Inc.	1,107,641	25,155
	Innospec Inc.	215,690	20,661
*	O-I Glass Inc.	1,395,500	19,537
	Stepan Co.	182,566	18,503
	Quaker Chemical Corp.	118,714	17,750
*	GCP Applied Technologies Inc.	473,618	14,815
	Trinseo plc	376,211	14,469
	Warrior Met Coal Inc.	449,413	13,757
	Materion Corp.	178,538	13,164
	Carpenter Technology Corp.	413,879	11,551
	Kaiser Aluminum Corp.	143,350	11,338
	Compass Minerals International Inc.	293,058	10,371
*	TimkenSteel Corp.	553,914	10,364
	Sylvamo Corp.	309,351	10,110
	AdvanSix Inc.	251,748	8,418
	Hawkins Inc.	200,222	7,214
	Schweitzer-Mauduit International Inc.	285,929	7,183
	Myers Industries Inc.	299,183	6,800
	American Vanguard Corp.	268,629	6,004
*	Clearwater Paper Corp.	155,957	5,245
	Neenah Inc.	150,132	5,125
	Koppers Holdings Inc.	214,113	4,848
	Mercer International Inc.	367,863	4,837
*	Century Aluminum Co.	621,577	4,581
	SunCoke Energy Inc.	589,155	4,012
	Olympic Steel Inc.	119,973	3,089
	Haynes International Inc.	51,757	1,696
	Glatfelter Corp.	244,474	1,682
*	Rayonier Advanced Materials Inc.	630,496	1,652
	Tredegar Corp.	109,711	1,097
	FutureFuel Corp.	105,283	766
			409,529
Real Estate (7.6%)
	Agree Realty Corp.	649,818	46,871
	Innovative Industrial Properties Inc.	255,331	28,053
	LXP Industrial Trust	2,510,032	26,958
	Essential Properties Realty Trust Inc.	1,193,507	25,648
	SITE Centers Corp.	1,592,386	21,449
	Uniti Group Inc.	2,143,411	20,191
	Four Corners Property Trust Inc.	728,048	19,359
	Retail Opportunity Investments Corp.	1,107,701	17,480
	CareTrust REIT Inc.	928,982	17,130
	Washington REIT	796,639	16,976
*	DiamondRock Hospitality Co.	1,948,003	15,993
	Easterly Government Properties Inc. Class A	822,787	15,666
	LTC Properties Inc.	401,412	15,410
*	Xenia Hotels & Resorts Inc.	1,049,257	15,246
	Brandywine Realty Trust	1,556,333	15,003
	American Assets Trust Inc.	482,473	14,329
	Global Net Lease Inc.	972,911	13,776
	Tanger Factory Outlet Centers Inc.	926,277	13,172
	Acadia Realty Trust	834,656	13,037
	NexPoint Residential Trust Inc.	202,383	12,651
	Urban Edge Properties	802,147	12,201
	St. Joe Co.	296,000	11,710
*	Anywhere Real Estate Inc.	1,149,914	11,304
		Shares	Market Value• ($000)
	Alexander & Baldwin Inc.	611,103	10,969
	Centerspace	124,943	10,189
*	Veris Residential Inc.	767,375	10,160
	Getty Realty Corp.	378,548	10,032
	iStar Inc.	701,943	9,624
	Office Properties Income Trust	480,614	9,588
	Industrial Logistics Properties Trust	622,062	8,759
	Community Healthcare Trust Inc.	231,739	8,391
	Marcus & Millichap Inc.	214,090	7,919
*	Summit Hotel Properties Inc.	1,052,483	7,652
	Service Properties Trust	1,391,943	7,280
*	Hersha Hospitality Trust Class A	729,717	7,159
	Armada Hoffler Properties Inc.	543,095	6,973
	RPT Realty	696,123	6,843
*	Chatham Lodging Trust	538,407	5,626
	Orion Office REIT Inc.	510,050	5,590
	Safehold Inc.	149,863	5,301
	Saul Centers Inc.	99,219	4,674
	Universal Health Realty Income Trust	87,478	4,655
	RE/MAX Holdings Inc. Class A	183,245	4,493
	Diversified Healthcare Trust	2,343,717	4,266
	Urstadt Biddle Properties Inc. Class A	260,048	4,213
	Whitestone REIT	366,250	3,937
	Franklin Street Properties Corp.	878,963	3,665
	Douglas Elliman Inc.	738,650	3,538
			591,109
Utilities (2.3%)
	South Jersey Industries Inc.	1,081,218	36,913
	American States Water Co.	357,121	29,109
	Avista Corp.	646,207	28,116
	California Water Service Group	492,433	27,355
	Chesapeake Utilities Corp.	158,712	20,561
	Northwest Natural Holding Co.	316,770	16,821
	Middlesex Water Co.	161,234	14,137
	Unitil Corp.	132,637	7,788
			180,800
Total Common Stocks (Cost $5,522,768)			7,721,784
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[2]	Vanguard Market Liquidity Fund, 1.417% (Cost $66,755)	667,770	66,757
Total Investments (100.0%) (Cost $5,589,523)			7,788,541
Other Assets and Liabilities—Net (0.0%)			(2,388)
Net Assets (100%)			7,786,153
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Tax-Managed Small-Cap Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2022	823	70,284	(74)

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,522,768)	7,721,784
Affiliated Issuers (Cost $66,755)	66,757
Total Investments in Securities	7,788,541
Investment in Vanguard	302
Cash Collateral Pledged—Futures Contracts	1,505
Receivables for Accrued Income	8,615
Receivables for Capital Shares Issued	66,875
Total Assets	7,865,838
Liabilities
Payables for Investment Securities Purchased	70,431
Payables for Capital Shares Redeemed	8,883
Payables to Vanguard	274
Variation Margin Payable—Futures Contracts	97
Total Liabilities	79,685
Net Assets	7,786,153
At June 30, 2022, net assets consisted of:

Paid-in Capital	6,196,497
Total Distributable Earnings (Loss)	1,589,656
Net Assets	7,786,153

Admiral Shares—Net Assets
Applicable to 94,019,829 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,075,851
Net Asset Value Per Share—Admiral Shares	$75.26

Institutional Shares—Net Assets
Applicable to 9,416,858 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	710,302
Net Asset Value Per Share—Institutional Shares	$75.43

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Dividends[1]	51,443
Interest[2]	66
Total Income	51,509
Expenses
The Vanguard Group—Note B
Investment Advisory Services	596
Management and Administrative—Admiral Shares	2,753
Management and Administrative—Institutional Shares	172
Marketing and Distribution—Admiral Shares	159
Marketing and Distribution—Institutional Shares	9
Custodian Fees	9
Shareholders’ Reports—Admiral Shares	34
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	2
Other Expenses	8
Total Expenses	3,744
Expenses Paid Indirectly	(2)
Net Expenses	3,742
Net Investment Income	47,767
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	170,684
Futures Contracts	(7,718)
Realized Net Gain (Loss)	162,966
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(2,000,315)
Futures Contracts	(162)
Change in Unrealized Appreciation (Depreciation)	(2,000,477)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,789,744)
1	Dividends are net of foreign withholding taxes of $3,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $66,000, ($8,000), and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $178,672,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	47,767	110,132
Realized Net Gain (Loss)	162,966	677,702
Change in Unrealized Appreciation (Depreciation)	(2,000,477)	1,211,025
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,789,744)	1,998,859
Distributions
Admiral Shares	(44,182)	(99,967)
Institutional Shares	(4,649)	(10,011)
Total Distributions	(48,831)	(109,978)
Capital Share Transactions
Admiral Shares	112,857	216,002
Institutional Shares	(8,300)	80,506
Net Increase (Decrease) from Capital Share Transactions	104,557	296,508
Total Increase (Decrease)	(1,734,018)	2,185,389
Net Assets
Beginning of Period	9,520,171	7,334,782
End of Period	7,786,153	9,520,171

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$93.29	$74.30	$67.84	$55.70	$61.63	$55.16
Investment Operations
Net Investment Income[1]	.466	1.090	.819	.772	.737	.666
Net Realized and Unrealized Gain (Loss) on Investments	(18.019)	18.985	6.451	12.146	(5.965)	6.486
Total from Investment Operations	(17.553)	20.075	7.270	12.918	(5.228)	7.152
Distributions
Dividends from Net Investment Income	(.477)	(1.085)	(.810)	(.778)	(.702)	(.664)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	(.018)
Total Distributions	(.477)	(1.085)	(.810)	(.778)	(.702)	(.682)
Net Asset Value, End of Period	$75.26	$93.29	$74.30	$67.84	$55.70	$61.63
Total Return[2]	-18.85%	27.08%	11.05%	23.28%	-8.62%	13.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,076	$8,631	$6,689	$6,506	$5,304	$5,428
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.19%	1.22%	1.39%	1.23%	1.13%	1.17%
Portfolio Turnover Rate[4]	5%	9%	31%	53%	29%	37%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$93.50	$74.47	$67.99	$55.83	$61.77	$55.29
Investment Operations
Net Investment Income[1]	.479	1.126	.844	.794	.755	.693
Net Realized and Unrealized Gain (Loss) on Investments	(18.058)	19.019	6.466	12.164	(5.972)	6.488
Total from Investment Operations	(17.579)	20.145	7.310	12.958	(5.217)	7.181
Distributions
Dividends from Net Investment Income	(.491)	(1.115)	(.830)	(.798)	(.723)	(.683)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	(.018)
Total Distributions	(.491)	(1.115)	(.830)	(.798)	(.723)	(.701)
Net Asset Value, End of Period	$75.43	$93.50	$74.47	$67.99	$55.83	$61.77
Total Return	-18.83%	27.11%	11.10%	23.30%	-8.59%	13.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$710	$889	$646	$593	$473	$492
Ratio of Total Expenses to Average Net Assets	0.06%[2]	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.22%	1.26%	1.42%	1.26%	1.16%	1.20%
Portfolio Turnover Rate[3]	5%	9%	31%	53%	29%	37%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Notes to Financial Statements
Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes

Tax-Managed Small-Cap Fund
and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the fund had contributed to Vanguard capital in the amount of $302,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2022, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Tax-Managed Small-Cap Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	7,721,784	—	—	7,721,784
Temporary Cash Investments	66,757	—	—	66,757
Total	7,788,541	—	—	7,788,541

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	74	—	—	74
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  As of June 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,598,005
Gross Unrealized Appreciation	2,733,611
Gross Unrealized Depreciation	(543,149)
Net Unrealized Appreciation (Depreciation)	2,190,462
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2021, the fund had available capital losses totaling $764,498,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended June 30, 2022, the fund purchased $716,358,000 of investment securities and sold $654,036,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $236,440,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $24,353,000 and sales were $13,213,000, resulting in net realized loss of $2,565,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	637,627	7,624	1,514,849	17,250
Issued in Lieu of Cash Distributions	30,829	384	70,145	778
Redeemed	(555,599)	(6,507)	(1,368,992)	(15,531)
Net Increase (Decrease)—Admiral Shares	112,857	1,501	216,002	2,497
Institutional Shares
Issued	14,793	175	140,767	1,520
Issued in Lieu of Cash Distributions	2,562	32	6,056	67
Redeemed	(25,655)	(303)	(66,317)	(745)
Net Increase (Decrease)—Institutional Shares	(8,300)	(96)	80,506	842

Tax-Managed Small-Cap Fund
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Tax-Managed Balanced Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index and Fixed Income Groups. The board of trustees of Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund has also renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. Both the Equity Index Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Tax-Managed Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Capital Appreciation Fund, and Vanguard Tax-Managed Small-Cap Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

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Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q1032 082022

Semiannual Report   |   June 30, 2022
Vanguard Developed Markets Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	71
Liquidity Risk Management	73

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended June 30, 2022
	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Fund Return
Developed Markets Index Fund
Investor Shares	$1,000.00	$807.10	$0.72
FTSE Developed Markets ETF Shares	1,000.00	807.40	0.22
Admiral™ Shares	1,000.00	807.40	0.31
Institutional Shares	1,000.00	807.70	0.22
Institutional Plus Shares	1,000.00	807.50	0.18
Based on Hypothetical 5% Yearly Return
Developed Markets Index Fund
Investor Shares	$1,000.00	$1,024.00	$0.80
FTSE Developed Markets ETF Shares	1,000.00	1,024.55	0.25
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Institutional Plus Shares	1,000.00	1,024.60	0.20
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.16% for Investor Shares, 0.05% for FTSE Developed Markets ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Developed Markets Index Fund
Fund Allocation
As of June 30, 2022
Japan	20.5%
United Kingdom	13.7
Canada	10.5
France	8.2
Switzerland	8.0
Australia	7.1
Germany	6.3
South Korea	4.6
Netherlands	3.2
Hong Kong	2.9
Sweden	2.9
Denmark	2.1
Spain	2.1
Italy	2.0
Singapore	1.2
Finland	1.1
Other	3.6
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Developed Markets Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (98.8%)
Australia (7.0%)
BHP Group Ltd.	36,505,019	1,045,271
Commonwealth Bank of Australia	12,389,739	774,068
CSL Ltd.	3,490,822	648,158
National Australia Bank Ltd.	23,361,966	443,009
Westpac Banking Corp.	25,282,661	341,036
Australia & New Zealand Banking Group Ltd.	20,289,355	309,021
Woodside Energy Group Ltd.	13,713,109	301,394
Macquarie Group Ltd.	2,520,850	287,014
Wesfarmers Ltd.	8,212,141	237,528
Transurban Group (XASX)	22,277,754	221,648
Woolworths Group Ltd.	8,808,984	216,369
Rio Tinto Ltd.	2,696,624	192,374
Goodman Group	13,317,714	164,444
Fortescue Metals Group Ltd.	11,548,269	138,865
Amcor plc GDR	10,899,875	136,281
Aristocrat Leisure Ltd.	4,852,704	115,427
Coles Group Ltd.	9,211,421	113,359
Santos Ltd.	22,309,482	113,113
South32 Ltd.	33,689,749	91,289
QBE Insurance Group Ltd.	10,750,362	90,334
Newcrest Mining Ltd.	5,994,163	85,394
ASX Ltd.	1,406,828	79,520
Sonic Healthcare Ltd.	3,488,270	79,509
Telstra Corp. Ltd.	29,609,381	78,754
Brambles Ltd.	10,411,507	76,986
James Hardie Industries plc GDR	3,209,622	70,268
Suncorp Group Ltd.	9,181,039	70,012
Scentre Group	37,724,820	67,737
APA Group	8,558,619	66,653
Computershare Ltd. (XASX)	3,895,109	66,424
Ramsay Health Care Ltd.	1,271,473	64,401
		Shares	Market Value• ($000)
	Cochlear Ltd.	466,327	64,023
	Insurance Australia Group Ltd.	17,875,981	53,906
	Origin Energy Ltd.	12,737,040	50,560
*	Xero Ltd.	916,979	48,912
	Dexus (XASX)	7,833,367	48,171
	Endeavour Group Ltd.	9,196,235	48,110
*	Lottery Corp. Ltd.	15,084,380	47,062
	Medibank Pvt Ltd.	19,983,286	44,946
	Lundin Energy Mergerco AB	1,367,888	44,540
	Stockland	17,305,623	43,208
	Treasury Wine Estates Ltd.	5,266,339	41,300
	Ampol Ltd.	1,726,871	40,758
	GPT Group	13,898,617	40,621
	Mineral Resources Ltd.	1,207,833	40,538
*	Lynas Rare Earths Ltd.	6,546,286	39,568
	Mirvac Group	28,578,590	39,064
	Atlas Arteria Ltd.	6,953,007	38,740
	Northern Star Resources Ltd.	8,258,674	38,739
	BlueScope Steel Ltd.	3,503,649	38,606
	SEEK Ltd.	2,535,483	36,780
	Vicinity Centres	27,511,988	34,950
	Aurizon Holdings Ltd.	12,873,297	33,857
	Incitec Pivot Ltd.	14,147,574	32,558
	Orica Ltd.	2,975,343	32,552
	Washington H Soul Pattinson & Co. Ltd.	1,943,120	31,645
	Lendlease Corp. Ltd.	4,989,945	31,431
	IGO Ltd.	4,505,740	30,884
*	Pilbara Minerals Ltd.	19,191,873	30,528
*	Allkem Ltd.	4,219,699	30,181
	WiseTech Global Ltd.	1,147,625	30,093
	OZ Minerals Ltd.	2,380,620	29,265
	REA Group Ltd.	367,014	28,341
	AGL Energy Ltd.	4,880,790	27,901
	Worley Ltd.	2,722,813	26,847
	ALS Ltd.	3,502,617	25,912
	Charter Hall Group	3,425,623	25,696
	Bendigo & Adelaide Bank Ltd.	4,090,279	25,675
	carsales.com Ltd. (XASX)	1,956,062	24,861
4

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Steadfast Group Ltd.	7,031,717	24,466
*	NEXTDC Ltd.	3,307,680	24,344
	Challenger Ltd.	4,859,657	23,007
	IDP Education Ltd.	1,323,687	21,676
	Bank of Queensland Ltd.	4,664,189	21,513
	JB Hi-Fi Ltd.	791,818	21,059
	Domino's Pizza Enterprises Ltd.	442,115	20,782
	Whitehaven Coal Ltd.	6,157,467	20,691
	Metcash Ltd.	7,007,306	20,540
	Evolution Mining Ltd.	12,511,883	20,444
	Qube Holdings Ltd.	10,665,450	20,117
	Iluka Resources Ltd.	3,048,496	19,885
*	Qantas Airways Ltd.	6,020,995	18,634
	Alumina Ltd.	18,299,813	18,550
	Cleanaway Waste Management Ltd.	9,887,908	17,212
	Downer EDI Ltd.	4,902,308	17,105
	nib holdings Ltd.	3,338,648	17,019
*	Uniti Group Ltd.	4,856,207	16,505
	Reliance Worldwide Corp. Ltd.	5,724,912	15,999
*	AMP Ltd.	24,006,639	15,857
	Orora Ltd.	6,163,276	15,552
	Shopping Centres Australasia Property Group	8,094,997	15,421
	Beach Energy Ltd.	12,835,714	15,288
	Technology One Ltd.	2,034,608	15,087
	Altium Ltd.	790,784	14,739
	Reece Ltd.	1,544,588	14,672
	Ansell Ltd.	932,071	14,327
	Charter Hall Long Wale REIT	4,780,549	14,125
	Nine Entertainment Co. Holdings Ltd.	10,687,155	13,517
[1]	Breville Group Ltd.	1,012,205	12,562
*,1	Flight Centre Travel Group Ltd.	1,043,154	12,545
	Champion Iron Ltd.	3,334,866	12,467
	National Storage REIT	8,375,542	12,425
[2]	Viva Energy Group Ltd.	6,149,986	12,289
*	Star Entertainment Grp Ltd.	6,188,957	11,948
	Seven Group Holdings Ltd.	1,017,869	11,702
	Tabcorp Holdings Ltd.	15,223,546	11,237
	HomeCo Daily Needs REIT	12,548,126	11,089
	GrainCorp Ltd. Class A	1,683,244	11,084
	TPG Telecom Ltd.	2,683,163	11,071
	Sims Ltd.	1,160,723	11,032
	IRESS Ltd.	1,378,254	10,951
	Harvey Norman Holdings Ltd.	4,266,817	10,941
	ARB Corp. Ltd.	551,286	10,770
*	Corporate Travel Management Ltd.	814,379	10,461
	Bapcor Ltd.	2,456,088	10,323
*	Webjet Ltd.	2,700,025	9,996
*,1,3	AVZ Minerals Ltd.	18,520,485	9,971
	CSR Ltd.	3,507,032	9,859
		Shares	Market Value• ($000)
	Healius Ltd.	3,874,328	9,823
	Elders Ltd.	1,105,871	9,628
	Perseus Mining Ltd.	8,821,553	9,572
	Link Administration Holdings Ltd.	3,618,792	9,476
	BWP Trust	3,511,291	9,446
	Eagers Automotive Ltd.	1,395,472	9,371
*	Liontown Resources Ltd.	12,535,104	9,152
	Sandfire Resources Ltd. (XASX)	2,966,983	9,147
	Charter Hall Retail REIT	3,501,323	9,144
[1]	Magellan Financial Group Ltd.	1,018,223	9,105
	Deterra Royalties Ltd.	3,046,490	8,930
	Pro Medicus Ltd.	300,976	8,796
	Insignia Financial Ltd.	4,692,049	8,744
	Pendal Group Ltd.	2,793,219	8,546
*	Paladin Energy Ltd.	21,166,899	8,494
	Waypoint REIT Ltd.	5,208,081	8,354
	Nufarm Ltd.	2,302,157	8,118
	Perpetual Ltd.	406,144	8,107
*,1	Core Lithium Ltd.	12,068,458	7,978
	Premier Investments Ltd.	586,977	7,819
	InvoCare Ltd.	1,044,802	7,540
	Ingenia Communities Group	2,641,387	7,275
	Centuria Industrial REIT	3,731,345	7,258
	AUB Group Ltd.	591,834	7,253
	Super Retail Group Ltd.	1,178,536	6,923
*	EVENT Hospitality and Entertainment Ltd.	761,558	6,846
	Arena REIT	2,307,662	6,818
	Nickel Mines Ltd.	9,804,916	6,613
	Abacus Property Group	3,647,595	6,485
	IPH Ltd.	1,147,076	6,454
	Lifestyle Communities Ltd.	679,617	6,372
	Centuria Capital Group	5,077,533	6,354
	Costa Group Holdings Ltd. (XASX)	3,209,047	6,346
[2]	Coronado Global Resources Inc. GDR	5,322,648	6,129
*	West African Resources Ltd.	7,280,619	6,061
	carsales.com Ltd.	470,207	5,969
*	Chalice Mining Ltd.	2,259,049	5,913
	Credit Corp. Group Ltd.	410,871	5,758
[1]	Newcrest Mining Ltd. (XASX)	408,112	5,720
	Adbri Ltd.	3,397,613	5,695
	Bega Cheese Ltd.	2,155,295	5,690
	HUB24 Ltd.	401,944	5,631
	Charter Hall Social Infrastructure REIT	2,383,248	5,571

5

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Gold Road Resources Ltd.	7,109,551	5,530
	GUD Holdings Ltd.	998,836	5,507
	Brickworks Ltd.	422,755	5,421
*	De Grey Mining Ltd.	9,670,152	5,353
	Cromwell Property Group	10,151,439	5,297
	Boral Ltd.	2,938,774	5,257
	Blackmores Ltd.	107,447	5,231
	Collins Foods Ltd.	759,394	5,204
	Netwealth Group Ltd.	615,733	5,178
	Tassal Group Ltd.	1,559,799	5,161
*	Silver Lake Resources Ltd.	6,183,958	5,140
*,1	Lake Resources NL	9,318,517	5,080
*,1	Imugene Ltd.	40,219,864	5,006
	Johns Lyng Group Ltd.	1,240,514	4,912
	Genworth Mortgage Insurance Australia Ltd.	2,990,055	4,757
	Growthpoint Properties Australia Ltd.	2,006,307	4,736
*,1	Capricorn Metals Ltd.	2,148,753	4,655
	Irongate Group	3,548,769	4,653
	GQG Partners Inc. GDR	4,616,846	4,651
	Rural Funds Group	2,630,215	4,561
	Platinum Asset Management Ltd.	3,753,319	4,531
	G8 Education Ltd.	6,133,546	4,480
	Regis Resources Ltd.	5,023,377	4,474
*	Omni Bridgeway Ltd.	1,810,503	4,456
	Monadelphous Group Ltd.	642,796	4,421
*	Karoon Energy Ltd.	3,651,184	4,387
*	ioneer Ltd.	15,306,639	4,364
	United Malt Grp Ltd.	1,918,590	4,339
	Codan Ltd.	886,324	4,268
*	APM Human Services International Ltd.	2,142,540	4,255
	Hansen Technologies Ltd.	1,183,544	4,253
*	Calix Ltd.	995,748	4,218
*,1	Syrah Resources Ltd.	4,762,775	4,087
*,1	PolyNovo Ltd.	4,330,029	4,052
*	Mincor Resources NL	3,411,962	3,949
*	Jervois Global Ltd.	10,759,121	3,942
*	Nanosonics Ltd.	1,691,852	3,921
	Centuria Office REIT	3,276,785	3,853
[1]	New Hope Corp. Ltd.	1,577,964	3,792
	Domain Holdings Australia Ltd.	1,815,588	3,772
	NRW Holdings Ltd.	3,170,835	3,721
*	SiteMinder Ltd.	1,514,430	3,690
	Lovisa Holdings Ltd.	385,830	3,685
	Jumbo Interactive Ltd.	373,567	3,675
*	Telix Pharmaceuticals Ltd.	1,159,491	3,641
		Shares	Market Value• ($000)
*	Megaport Ltd.	956,693	3,616
	Kelsian Group Ltd.	914,334	3,604
*,1	PEXA Group Ltd.	375,687	3,599
	Ramelius Resources Ltd.	6,005,450	3,595
	Home Consortium Ltd.	1,126,817	3,517
	Imdex Ltd.	2,745,402	3,495
	Pinnacle Investment Management Group Ltd.	703,920	3,429
	Data#3 Ltd.	1,039,523	3,345
*	Australian Agricultural Co. Ltd.	2,238,363	3,341
*	Eclipx Group Ltd.	2,057,057	3,268
[1]	Appen Ltd.	812,596	3,156
*	Judo Capital Holdings Ltd.	3,770,888	3,148
*	Bellevue Gold Ltd.	7,019,025	3,100
*	Aussie Broadband Ltd.	1,354,915	3,100
	Infomedia Ltd.	2,662,208	3,065
	St. Barbara Ltd.	5,910,615	3,035
	Sigma Healthcare Ltd.	7,524,805	3,018
	oOh!media Ltd.	3,600,336	3,004
*,1	PointsBet Holdings Ltd.	1,611,892	2,999
*	5E Advanced Materials Inc.	2,312,195	2,917
	Hotel Property Investments	1,354,081	2,903
	Australian Clinical Labs Ltd.	909,448	2,883
	Austal Ltd.	2,301,347	2,859
	Select Harvests Ltd.	877,541	2,851
[1]	Dicker Data Ltd.	371,498	2,839
	Dexus Industria REIT	1,516,436	2,829
	Baby Bunting Group Ltd.	992,333	2,797
[1]	Clinuvel Pharmaceuticals Ltd.	269,243	2,762
*,1	Vulcan Energy Resources Ltd.	705,126	2,655
	SmartGroup Corp. Ltd.	628,205	2,654
	Australian Ethical Investment Ltd.	812,938	2,620
*,1	Novonix Ltd.	1,657,652	2,616
	Virtus Health Ltd.	477,379	2,604
	McMillan Shakespeare Ltd.	378,422	2,545
*	OFX Group Ltd.	1,606,214	2,538
	GWA Group Ltd.	1,851,622	2,515
	Integral Diagnostics Ltd.	1,197,165	2,508
*	Service Stream Ltd.	4,111,708	2,486
	Inghams Group Ltd.	1,347,422	2,402
	Perenti Global Ltd.	5,246,938	2,379
*	29Metals Ltd.	1,949,737	2,343
	Westgold Resources Ltd.	2,837,835	2,317
	Estia Health Ltd.	1,726,565	2,277
*,1	Audinate Group Ltd.	435,343	2,270
*,2	Life360 Inc. GDR	1,138,047	2,241
	Leo Lithium Ltd.	5,736,643	2,198

6

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Neometals Ltd.	3,459,919	2,168
*,1	nearmap Ltd.	2,944,160	2,096
*	Mayne Pharma Group Ltd.	12,098,650	2,091
	MyState Ltd.	741,844	2,089
	Nick Scali Ltd.	363,853	2,075
	Accent Group Ltd.	2,416,879	2,070
	GDI Property Group	3,157,482	1,984
[1]	Mount Gibson Iron Ltd.	5,130,328	1,920
*,1	EML Payments Ltd.	2,244,691	1,912
*	Seven West Media Ltd.	6,624,110	1,874
*	Opthea Ltd.	2,419,478	1,836
	Money3 Corp. Ltd.	1,351,906	1,836
[1]	Emeco Holdings Ltd.	3,969,434	1,788
*,1	Mesoblast Ltd.	4,224,401	1,778
	Pact Group Holdings Ltd.	1,420,127	1,775
*,1	Temple & Webster Group Ltd.	769,388	1,768
*,1	Australian Strategic Materials Ltd.	732,778	1,750
*	Carnarvon Energy Ltd.	12,791,733	1,725
[1]	Ebusco Holding NV	71,776	1,713
*,1	Bubs Australia Ltd.	4,011,525	1,673
*	Cooper Energy Ltd. (XASX)	9,788,098	1,658
	Bravura Solutions Ltd.	1,656,647	1,620
	Australian Finance Group Ltd.	1,536,988	1,608
*	Aurelia Metals Ltd.	8,642,950	1,522
*	Superloop Ltd.	3,007,344	1,497
*	Alkane Resources Ltd.	3,388,373	1,451
*	Starpharma Holdings Ltd. Class A	2,716,076	1,390
	Southern Cross Media Group Ltd.	1,990,043	1,371
	Myer Holdings Ltd.	6,072,967	1,365
*,1	Zip Co. Ltd.	4,371,988	1,334
*,1	City Chic Collective Ltd.	1,021,733	1,293
*,1	Betmakers Technology Group Ltd.	5,391,513	1,273
*	Resolute Mining Ltd.	8,143,962	1,266
*	Incannex Healthcare Ltd.	8,533,551	1,245
	SG Fleet Group Ltd.	824,704	1,219
[1]	Regis Healthcare Ltd.	946,613	1,207
[1]	Cedar Woods Properties Ltd.	466,167	1,186
	Macmahon Holdings Ltd.	12,525,676	1,169
*,3	Firefinch Ltd.	8,031,301	1,105
*	Praemium Ltd.	3,388,969	1,090
	MACA Ltd.	2,386,624	1,089
	Navigator Global Investments Ltd.	1,233,061	1,062
*,1	Andromeda Metals Ltd.	21,412,926	1,037
*,1	Dubber Corp. Ltd.	2,156,907	960
*,1	Tyro Payments Ltd.	2,282,395	949
*,1	Kogan.com Ltd.	485,361	933
		Shares	Market Value• ($000)
*,1	Paradigm Biopharmaceuticals Ltd.	1,318,907	879
*	New Century Resources Ltd.	751,317	869
	Jupiter Mines Ltd.	6,327,614	855
*	Fineos Corp. Ltd. GDR	830,698	850
*,1	Redbubble Ltd.	1,245,137	774
[1]	Humm Group Ltd.	2,718,469	769
*	Nuix Ltd.	1,430,279	752
	Cooper Energy Ltd.	3,915,239	662
*,1	Electro Optic Systems Holdings Ltd.	919,689	660
*,1	AMA Group Ltd.	4,723,388	554
*	PPK Group Ltd.	325,790	460
[1]	BWX Ltd.	914,499	405
*	Dacian Gold Ltd.	7,134,886	401
[1]	Marley Spoon AG CDI	1,847,743	255
*	Minerals 260 Ltd.	875,501	142
*,3	Bgp Holdings plc	7,179,555	25
*	Falcon Metals Ltd.	131,462	17
*,3	Ppk Mining Equipment Group	227,506	—
*	Incannex Healthcare Ltd. Warrants Exp. 4/28/23	220,259	—
*,3	BWX Ltd. Rights Exp. 7/13/22	91,449	—
			9,700,176
Austria (0.3%)
	Erste Group Bank AG	2,371,925	60,274
	OMV AG	1,028,945	48,392
	Verbund AG	478,775	47,063
[2]	BAWAG Group AG	626,651	26,454
	ANDRITZ AG	504,333	20,358
	Wienerberger AG	833,510	17,998
	voestalpine AG	838,222	17,915
	Mayr Melnhof Karton AG	62,345	10,657
	Raiffeisen Bank International AG	937,387	10,241
*	AT&S Austria Technologie & Systemtechnik AG	184,941	9,938
	CA Immobilien Anlagen AG	301,946	9,612
	S IMMO AG	367,951	8,803
	Lenzing AG	95,194	7,716
[1]	Oesterreichische Post AG	239,611	6,854
	Telekom Austria AG Class A	982,143	6,542
	Vienna Insurance Group AG Wiener Versicherung Gruppe	277,703	6,352
	UNIQA Insurance Group AG	827,308	5,872
	EVN AG	264,883	5,641
*	IMMOFINANZ AG	328,982	5,002
	Strabag SE (Bearer)	106,701	4,541
	Schoeller-Bleckmann Oilfield Equipment AG	78,112	4,394
*	DO & CO AG	47,001	3,954

7

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Flughafen Wien AG	72,824	2,500
	Palfinger AG	75,682	1,729
*,1	Agrana Beteiligungs AG	74,216	1,326
	Porr AG	93,195	1,206
			351,334
Belgium (0.9%)
	Anheuser-Busch InBev SA	6,266,827	337,481
*	Argenx SE	388,897	146,596
	KBC Group NV	1,991,458	112,041
	UCB SA	875,117	74,157
	Groupe Bruxelles Lambert SA	721,347	60,470
	Ageas SA	1,344,801	59,296
	Umicore SA	1,487,090	52,129
	Solvay SA	505,377	41,171
	Elia Group SA	273,729	38,875
	Warehouses De Pauw CVA	1,033,836	32,622
	Aedifica SA	284,742	27,359
*	Cofinimmo SA	229,684	25,050
	D'ieteren Group	166,748	24,503
	Ackermans & van Haaren NV	161,572	24,172
	Sofina SA	111,462	22,848
	Euronav NV	1,389,565	16,763
	Proximus SADP	1,015,235	14,985
	Barco NV	503,456	10,617
	Melexis NV	143,308	10,307
*	Etablissements Franz Colruyt NV	364,434	9,903
	KBC Ancora	260,963	9,602
	VGP NV	58,476	9,328
	Shurgard Self Storage SA	181,500	8,464
	Montea NV	88,226	8,455
	Bekaert SA	252,591	8,263
	Befimmo SA	157,648	7,805
	Gimv NV	138,930	7,678
	Xior Student Housing NV	157,854	6,869
	Telenet Group Holding NV	328,437	6,825
	Fagron	416,977	6,759
*	Tessenderlo Group SA	185,880	5,900
	Retail Estates NV	75,255	5,020
*	Kinepolis Group NV	94,494	4,549
*	Ontex Group NV	576,608	4,522
	bpost SA	728,890	4,319
*	AGFA-Gevaert NV	986,265	3,646
	Econocom Group SA NV	822,673	2,877
*	Orange Belgium SA	109,969	2,074
	Van de Velde NV	45,819	1,660
*,1	Mithra Pharmaceuticals SA	159,855	1,216
	Wereldhave Belgium Comm VA	20,644	1,058
*	Cie d'Entreprises CFE	50,708	440
			1,258,674
		Shares	Market Value• ($000)
Canada (10.4%)
	Royal Bank of Canada	10,290,137	996,397
	Toronto-Dominion Bank	13,198,753	865,527
	Enbridge Inc.	14,688,558	620,315
[1]	Bank of Nova Scotia	8,742,625	517,412
	Canadian National Railway Co.	4,453,731	500,976
	Canadian Pacific Railway Ltd. (XTSE)	6,737,312	470,596
	Bank of Montreal	4,706,935	452,629
	Canadian Natural Resources Ltd.	8,292,314	445,602
	Brookfield Asset Management Inc. Class A	9,666,059	429,986
[1]	TC Energy Corp.	7,120,490	368,858
	Suncor Energy Inc.	10,428,525	365,873
	Nutrien Ltd.	4,000,815	318,617
[1]	Canadian Imperial Bank of Commerce	6,404,755	311,033
*	Shopify Inc. Class A	8,237,150	257,379
[1]	Manulife Financial Corp.	14,065,030	243,887
	Waste Connections Inc.	1,860,612	230,697
	Alimentation Couche Tard Inc.	5,745,398	224,112
	Constellation Software Inc.	138,475	205,569
[1]	Sun Life Financial Inc.	4,256,095	195,016
	Franco-Nevada Corp.	1,382,070	181,799
	Cenovus Energy Inc.	9,041,804	172,028
	Barrick Gold Corp. (XLON)	9,301,089	164,460
[1]	Fortis Inc. (XTSE)	3,462,566	163,686
	National Bank of Canada	2,433,063	159,665
	Agnico Eagle Mines Ltd.	3,304,517	151,260
	Intact Financial Corp.	1,033,386	145,760
	Pembina Pipeline Corp.	3,984,766	140,854
	Thomson Reuters Corp.	1,197,768	124,867
*	CGI Inc.	1,564,665	124,643
	Rogers Communications Inc. Class B	2,536,572	121,547
	Wheaton Precious Metals Corp.	3,272,753	117,923
	Dollarama Inc.	2,002,341	115,300
	Restaurant Brands International Inc. (XTSE)	2,197,063	110,212
	Magna International Inc.	1,990,772	109,313
[1]	BCE Inc.	2,199,188	108,097
	Tourmaline Oil Corp.	2,051,926	106,693
*	Teck Resources Ltd. Class B	3,407,198	104,185
	Loblaw Cos. Ltd.	1,141,429	102,943
[1]	Power Corp. of Canada	3,904,205	100,456
	WSP Global Inc.	850,414	96,154

8

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Metro Inc.	1,736,537	93,208
	Shaw Communications Inc. Class B	3,103,237	91,443
	Emera Inc.	1,907,884	89,377
	Fairfax Financial Holdings Ltd.	155,482	82,392
	First Quantum Minerals Ltd.	4,028,190	76,421
	TELUS Corp.	3,324,808	74,054
	Open Text Corp.	1,939,287	73,356
[1]	Imperial Oil Ltd.	1,474,318	69,501
[1]	Algonquin Power & Utilities Corp.	4,883,231	65,631
	Barrick Gold Corp.	3,561,990	65,579
[2]	Hydro One Ltd.	2,289,420	61,558
[1]	Cameco Corp.	2,884,365	60,636
	George Weston Ltd.	512,657	59,888
[1]	ARC Resources Ltd.	4,507,516	56,834
[1]	West Fraser Timber Co. Ltd.	695,012	53,330
*	CAE Inc.	2,132,644	52,554
	Ritchie Bros Auctioneers Inc.	801,791	52,168
	Canadian Tire Corp. Ltd. Class A	401,626	50,671
[1]	TFI International Inc.	627,305	50,357
	CCL Industries Inc. Class B	1,063,755	50,279
	Northland Power Inc.	1,671,789	49,769
[1]	Great-West Lifeco Inc.	1,974,658	48,216
	Toromont Industries Ltd.	585,346	47,330
[1]	Canadian Apartment Properties REIT	1,253,283	43,639
[1]	AltaGas Ltd.	2,027,835	42,788
	TMX Group Ltd.	401,019	40,812
	Gildan Activewear Inc.	1,387,812	39,946
	iA Financial Corp. Inc.	779,874	38,788
[1]	Saputo Inc.	1,758,547	38,349
*	Descartes Systems Group Inc.	613,160	38,103
	Empire Co. Ltd. Class A	1,187,335	36,574
[1]	Keyera Corp.	1,597,461	36,487
	Stantec Inc.	806,256	35,321
[1]	RioCan REIT	2,235,564	34,770
	Kinross Gold Corp.	9,389,162	33,408
[1]	FirstService Corp.	274,497	33,297
[1]	Brookfield Renewable Corp. Class A (XTSE)	926,016	32,985
[1]	Yamana Gold Inc.	6,952,209	32,352
	Lundin Mining Corp.	5,031,772	31,898
*	MEG Energy Corp.	2,223,298	30,779
[1]	Parkland Corp.	1,120,084	30,421
	Element Fleet Management Corp.	2,895,448	30,187
	Brookfield Infrastructure Corp. Class A	699,723	29,697
[1]	Pan American Silver Corp.	1,508,809	29,644
[1]	Capital Power Corp.	840,232	29,381
		Shares	Market Value• ($000)
	Granite REIT	449,186	27,551
	Crescent Point Energy Corp.	3,786,492	26,916
[1]	Canadian Utilities Ltd. Class A	880,822	26,270
	Onex Corp.	525,150	26,151
	B2Gold Corp.	7,646,832	25,901
	SSR Mining Inc.	1,538,667	25,700
	Colliers International Group Inc.	229,603	25,156
	Quebecor Inc. Class B	1,164,233	24,882
	GFL Environmental Inc.	928,639	23,923
	Finning International Inc.	1,132,727	23,839
	Allied Properties REIT	919,026	23,697
*,1	Ivanhoe Mines Ltd. Class A	4,107,959	23,648
	Enerplus Corp.	1,741,874	23,018
[1]	SNC-Lavalin Group Inc.	1,282,023	22,051
[1]	Vermilion Energy Inc.	1,157,333	22,028
*	Kinaxis Inc.	196,888	21,255
*,1	BlackBerry Ltd.	3,778,944	20,374
*	Lightspeed Commerce Inc. (XTSE)	911,624	20,326
[1]	Choice Properties REIT	1,859,672	20,299
[1]	SmartCentres REIT	938,935	20,052
	Alamos Gold Inc. Class A	2,839,511	19,920
[1]	H&R REIT	2,044,905	19,779
[1]	Premium Brands Holdings Corp. Class A	271,595	19,684
	Boralex Inc. Class A	589,682	19,644
[1]	Gibson Energy Inc.	1,051,973	19,483
[1]	TransAlta Corp.	1,703,442	19,440
[1]	PrairieSky Royalty Ltd.	1,541,766	19,416
*	Turquoise Hill Resources Ltd.	723,881	19,391
*	Bausch Health Cos. Inc.	2,305,928	19,276
	Atco Ltd. Class I	544,068	18,640
[1]	First Capital REIT	1,582,031	18,411
	Tricon Capital Group Inc.	1,772,457	17,970
*,2	Nuvei Corp.	480,131	17,352
*	Aritzia Inc.	635,245	17,199
[1]	Summit Industrial Income REIT	1,280,265	17,018
	Boyd Group Services Inc.	156,169	16,823
[1]	Dream Industrial REIT	1,773,567	16,644
[1]	BRP Inc.	266,786	16,419
	Methanex Corp.	420,545	16,065
*	Air Canada Class A	1,272,869	15,861
[1]	IGM Financial Inc.	587,726	15,753
	Primo Water Corp.	1,138,353	15,202
[1]	Whitecap Resources Inc.	2,188,033	15,197
[1]	Innergex Renewable Energy Inc.	1,122,563	15,087

9

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	ATS Automation Tooling Systems Inc.	539,096	14,805
[1]	Chartwell Retirement Residences	1,695,263	14,685
	Linamar Corp.	330,740	14,014
	Parex Resources Inc.	819,144	13,873
*,1	Lithium Americas Corp.	684,392	13,787
	Definity Financial Corp.	531,134	13,728
[1]	CI Financial Corp.	1,285,617	13,653
[1]	Cargojet Inc.	122,739	13,589
	Paramount Resources Ltd. Class A	541,753	12,938
	Canadian Western Bank	637,261	12,887
	Osisko Gold Royalties Ltd. (XTSE)	1,195,457	12,055
[1]	First Majestic Silver Corp.	1,653,752	11,858
	Stella-Jones Inc.	462,676	11,682
*,1	Ballard Power Systems Inc.	1,818,479	11,486
	Maple Leaf Foods Inc.	550,497	10,824
	Centerra Gold Inc.	1,583,926	10,742
	Stelco Holdings Inc.	405,655	10,141
[1]	TransAlta Renewables Inc.	777,277	9,933
*	OceanaGold Corp.	5,123,358	9,831
[1]	Superior Plus Corp.	1,071,340	9,455
[1]	Laurentian Bank of Canada	313,483	9,420
	Russel Metals Inc.	461,321	9,325
*,1	Bombardier Inc. Class B Class B	606,206	9,099
[1]	Boardwalk REIT	273,463	8,897
[1]	North West Co. Inc.	341,670	8,836
*	Eldorado Gold Corp.	1,352,086	8,624
*	Novagold Resources Inc.	1,742,572	8,326
*	Equinox Gold Corp.	1,829,294	8,157
*	Canfor Corp.	444,992	7,761
	Winpak Ltd.	222,357	7,599
*	Celestica Inc.	751,877	7,313
[1]	Westshore Terminals Investment Corp.	282,499	7,012
	Enghouse Systems Ltd.	314,038	6,936
	ECN Capital Corp.	1,610,277	6,893
[1]	Primaris REIT	709,443	6,741
*	Canada Goose Holdings Inc.	357,087	6,442
	Hudbay Minerals Inc.	1,565,037	6,383
	Transcontinental Inc. Class A	529,121	6,293
[1]	Home Capital Group Inc. Class B	309,728	5,862
[1]	Mullen Group Ltd.	642,988	5,640
*,1	IAMGOLD Corp.	3,466,383	5,574
[1]	Artis REIT	598,398	5,467
	Cascades Inc.	693,522	5,458
[1]	NFI Group Inc.	503,562	5,238
		Shares	Market Value• ($000)
*,1	Canopy Growth Corp.	1,772,589	5,040
	Cogeco Communications Inc.	74,187	5,018
[1]	Dye & Durham Ltd.	289,283	4,888
*	Torex Gold Resources Inc.	618,816	4,779
[1]	Aecon Group Inc.	425,496	4,340
*,1	Cronos Group Inc.	1,380,910	3,862
[1]	Dream Office REIT	251,446	3,786
[1]	Martinrea International Inc.	566,194	3,655
[1]	First National Financial Corp.	119,795	3,081
*,1	Aurora Cannabis Inc.	1,563,747	2,065
	GFL Environmental Inc. (XTSE)	59,062	1,524
*	Shopify Inc. Class A (XTSE)	11,430	357
[1]	Brookfield Infrastructure Corp. Class A (XTSE)	8,355	355
*	Lightspeed Commerce Inc.	13,078	292
[1]	Osisko Gold Royalties Ltd.	5,558	56
			14,347,575
Denmark (2.1%)
	Novo Nordisk A/S Class B	11,341,142	1,257,760
	DSV A/S	1,381,673	194,287
	Vestas Wind Systems A/S	7,293,737	155,079
[2]	Orsted A/S	1,367,705	144,052
*	Genmab A/S	429,667	139,403
	Coloplast A/S Class B	965,134	110,276
	AP Moller - Maersk A/S Class B	38,582	90,575
	Carlsberg A/S Class B	686,115	87,687
	Novozymes A/S Class B	1,438,523	86,574
	AP Moller - Maersk A/S Class A	30,413	70,587
*	Danske Bank A/S	4,764,727	67,815
	Tryg A/S	2,603,350	58,653
	Chr Hansen Holding A/S	744,716	54,363
	Pandora A/S	660,569	41,968
	GN Store Nord A/S	919,868	32,450
	Royal Unibrew A/S	347,712	30,946
*	Demant A/S	706,210	26,547
	Ringkjoebing Landbobank A/S	199,492	21,829
*	ISS A/S	1,345,606	21,453
	SimCorp A/S	287,085	20,987
*	Jyske Bank A/S (Registered)	396,447	19,541
*,1	Bavarian Nordic A/S	511,505	17,017
*	ALK-Abello A/S	952,227	16,589
	Topdanmark A/S	308,203	16,048
*	NKT A/S	314,242	13,436
*,2	Netcompany Group A/S	237,514	13,085
	Sydbank A/S	422,649	13,010

10

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Chemometec A/S	113,536	12,202
[1]	Ambu A/S Class B	1,242,402	12,140
	ROCKWOOL International A/S Class B	44,998	10,216
	FLSmidth & Co. A/S	409,430	10,144
	Alm Brand A/S	6,170,260	9,090
[2]	Scandinavian Tobacco Group A/S Class A	428,887	8,407
	H Lundbeck A/S	1,724,132	8,373
*	Dfds A/S	217,583	6,630
	Schouw & Co. A/S	93,530	6,540
*	Drilling Co. of 1972 A/S	155,930	6,401
	Spar Nord Bank A/S	602,141	6,394
	D/S Norden A/S	173,977	6,061
*	Nilfisk Holding A/S	200,776	4,270
*	Zealand Pharma A/S	312,121	4,109
*	NTG Nordic Transport Group A/S Class A	111,513	3,980
*	H Lundbeck A/S Share A Class A	437,459	2,099
			2,939,073
Finland (1.1%)
	Nokia OYJ	40,891,587	189,535
	Nordea Bank Abp	19,089,656	168,629
	Sampo OYJ Class A	3,553,749	155,303
	Kone OYJ Class B	2,847,782	136,110
	Neste OYJ	3,019,707	134,320
	UPM-Kymmene OYJ	3,862,301	118,431
	Nordea Bank Abp (XHEL)	8,338,591	73,739
	Stora Enso OYJ Class R	4,159,801	65,913
	Elisa OYJ	1,039,670	58,531
	Fortum OYJ	3,126,605	47,258
	Kesko OYJ Class B	1,964,314	46,487
	Orion OYJ Class B	754,189	33,753
*	Metso Outotec OYJ	4,417,973	33,346
	Valmet OYJ	1,221,669	30,106
	Wartsila OYJ Abp	3,522,163	27,609
	Huhtamaki OYJ	673,751	26,803
	Kojamo OYJ	1,421,936	24,693
	TietoEVRY OYJ (XHEL)	505,112	12,519
	Konecranes OYJ Class A	528,120	12,367
	Nokian Renkaat OYJ	990,724	10,927
	Metsa Board OYJ	1,240,441	10,389
*	QT Group OYJ	138,340	10,267
	Outokumpu OYJ	2,449,062	10,221
	Cargotec OYJ Class B	354,254	9,378
	Kemira OYJ	635,951	7,797
	Sanoma OYJ	526,555	7,337
	Revenio Group OYJ	163,379	7,295
[2]	Terveystalo OYJ	548,903	5,873
	Uponor OYJ	393,298	5,458
	Tokmanni Group Corp.	350,433	4,140
*	WithSecure OYJ	777,878	4,087
	YIT OYJ	1,130,740	3,778
	Citycon OYJ	540,448	3,681
	TietoEVRY OYJ	125,869	3,126
	Oriola OYJ Class B	992,213	1,974
	Raisio OYJ Class V	919,099	1,869
		Shares	Market Value• ($000)
*,1	Finnair OYJ	4,082,887	1,759
*,3	Ahlstrom-Munksjo OYJ Rights	70,191	1,312
			1,506,120
France (8.1%)
	LVMH Moet Hennessy Louis Vuitton SE	1,806,713	1,107,295
	TotalEnergies SE	17,333,693	912,393
	Sanofi	7,897,000	796,381
	Schneider Electric SE	3,854,715	459,311
	Airbus SE	4,044,344	395,577
	BNP Paribas SA	7,756,924	371,029
	L'Oreal SA Loyalty Shares	1,041,412	361,584
[1]	EssilorLuxottica SA	2,158,478	327,253
	Vinci SA	3,601,876	323,310
	AXA SA	13,408,307	306,266
	Air Liquide SA Loyalty Shares	2,203,918	296,654
	Pernod Ricard SA	1,506,765	278,563
	Kering SA	528,070	273,660
	Hermes International	224,508	252,668
	Safran SA	2,525,800	251,483
	Danone SA	4,184,388	234,335
	L'Oreal SA (XPAR)	625,448	217,159
	Capgemini SE	1,160,393	200,122
	Dassault Systemes SE	4,841,548	179,335
	Air Liquide SA (XPAR)	1,264,136	170,156
*	Orange SA	13,889,503	163,668
	Cie de Saint-Gobain	3,381,053	146,093
	STMicroelectronics NV	4,590,900	145,187
	Legrand SA	1,937,945	143,890
	Cie Generale des Etablissements Michelin SCA	5,101,003	139,313
	Teleperformance	421,148	130,044
	Societe Generale SA	5,404,092	119,483
	Veolia Environnement SA	4,522,679	110,866
*	Thales SA	727,483	89,318
	Edenred	1,802,688	85,395
	Engie SA Loyalty Shares	7,165,633	82,971
	Publicis Groupe SA	1,642,388	80,774
	Credit Agricole SA	8,523,548	78,578
	Carrefour SA	4,367,079	77,521
	Eurofins Scientific SE	886,135	69,985
*,2	Worldline SA	1,769,274	65,993
	Getlink SE	3,313,305	58,763
	Sartorius Stedim Biotech	173,851	54,853
	Bureau Veritas SA	2,066,428	53,165
	Vivendi SE	5,175,406	52,814
	Alstom SA	2,194,007	50,099
	Eiffage SA	533,941	48,300
[2]	Euronext NV	588,548	48,269
	Bouygues SA	1,548,660	47,797
	Engie SA (XPAR)	4,057,924	46,987
	Arkema SA	467,286	41,800
*	Accor SA	1,327,741	36,223
	Gecina SA	374,859	35,181

11

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Renault SA	1,390,969	35,116
	Rexel SA	2,210,053	34,150
	Valeo	1,750,430	34,109
	Bollore SE	7,203,305	33,580
*	Remy Cointreau SA	177,460	31,137
*	Ubisoft Entertainment SA	695,392	30,669
	BioMerieux	310,883	30,483
	L'Oreal SA	82,735	28,726
	Dassault Aviation SA	169,313	26,440
	Gaztransport Et Technigaz SA	209,713	26,341
	Klepierre SA	1,358,770	26,295
*	Aeroports de Paris	205,360	26,179
	SCOR SE	1,106,460	23,832
	SES SA Class A GDR	2,711,599	23,735
	Ipsen SA	250,631	23,731
*,1	Faurecia SE (XPAR)	1,170,423	23,456
*	SOITEC	160,123	23,000
[2]	Amundi SA	417,133	22,966
	Alten SA	209,202	22,920
[2]	La Francaise des Jeux SAEM	632,124	21,950
	Elis SA (XPAR)	1,610,642	21,551
	Covivio	362,279	20,240
	SPIE SA	920,174	20,081
	Air Liquide SA	143,408	19,303
	EDF Loyalty Shares 2024	2,184,747	17,945
	Nexans SA	214,850	16,739
	Wendel SE	196,279	16,451
*	Sodexo SA (XPAR)	226,121	15,995
	Rubis SCA	679,021	15,970
	Sodexo SA ACT Loyalty Shares	219,488	15,525
	Sopra Steria Group SACA	102,804	15,460
	Eutelsat Communications SA	1,319,216	14,888
	Electricite de France SA (XPAR)	1,777,513	14,600
*	Vallourec SA	1,111,515	13,323
	IPSOS	277,344	13,229
	L'Oreal SA Loyalty Shares 2023	36,583	12,702
	Air Liquide	93,177	12,542
	Technip Energies NV	994,441	12,460
	SEB SA Loyalty Shares	128,822	12,432
	Virbac SA	31,526	12,327
[2]	Verallia SA	510,731	12,247
	Eurazeo SA	193,320	12,010
	ICADE	234,121	11,489
*,1	Air France-KLM	9,491,485	11,210
	Societe BIC SA	179,017	9,823
*	Atos SE	692,651	9,390
	Eurazeo SE	144,667	8,987
*	JCDecaux SA	532,971	8,976
	Sodexo SA Loyalty Shares 2023	124,704	8,821
[1]	Orpea SA	356,693	8,750
	Imerys SA	281,715	8,623
	Nexity SA	307,150	8,248
*	Coface SA	753,265	7,912
[1,2]	Neoen SA (XPAR)	196,152	7,394
*,1	Valneva SE	642,814	7,325
	Somfy SA	55,600	7,238
		Shares	Market Value• ($000)
	SEB SA (XPAR)	74,862	7,225
	Eramet SA	68,505	7,174
	Korian SA	474,502	7,152
	Metropole Television SA	468,350	6,945
[2]	ALD SA	587,999	6,885
	Rothschild & Co.	202,359	6,862
	Cie Plastic Omnium SA	392,379	6,825
	Engie SA	553,090	6,404
	Interparfums SA	125,195	5,963
	Carmila SA	418,625	5,956
	Trigano SA	58,666	5,773
*,1	Euroapi SA	341,625	5,389
	Television Francaise 1	748,713	5,311
	Fnac Darty SA	122,324	5,204
	Albioma SA (XPAR)	96,364	5,035
*	ID Logistics Group	17,536	4,871
[1]	Lagardere SA	272,489	4,692
*	CGG SA	5,173,191	4,516
	Albioma SA Loyalty Shares	83,981	4,388
	Quadient SA	240,933	4,104
	Derichebourg SA	678,062	3,939
	Altarea SCA	28,618	3,926
*	Voltalia SA (Registered)	194,794	3,902
*,1	Casino Guichard Perrachon SA	283,979	3,681
	Mercialys SA	447,240	3,631
	Vetoquinol SA	27,941	3,411
	PEUGEOT Investment	37,247	3,381
	Mersen SA	106,262	3,188
	Engie SA Prime Fidelite 2023	275,135	3,186
[2]	Maisons du Monde SA	314,533	3,145
	Cie de L'Odet SE	2,740	3,111
	Vicat SA	112,091	3,102
*	SES-imagotag SA	34,684	2,952
*,1	OVH Groupe SAS	158,057	2,882
	Beneteau SA	258,832	2,628
*,2	X-Fab Silicon Foundries SE	391,642	2,568
	Pharmagest Interactive	29,483	2,356
*,1	Solutions 30 SE	586,891	2,204
	Bonduelle SCA	131,165	2,139
	Sodexo SA Loyalty Shares 2025	28,377	2,007
*,2	Elior Group SA	866,632	1,938
*	Etablissements Maurel et Prom SA	404,682	1,886
	Vilmorin & Cie SA	44,548	1,881
	Electricite de France SA (Euronext Paris)	208,159	1,710
	EDF	197,999	1,626
	Jacquet Metals SACA	92,407	1,603
*,2	SMCP SA	304,157	1,600
	Manitou BF SA	85,487	1,596
	Sodexo SA	22,289	1,577
*	GL Events	89,000	1,460
*	Lisi SA	71,212	1,364

12

Developed Markets Index Fund
		Shares	Market Value• ($000)
	AKWEL	67,557	1,141
	Eurazeo SE (XPAR)	16,261	1,010
	Seb SA	10,361	1,000
	Guerbet	42,430	988
	Lisi (XPAR)	41,657	798
*	Believe SA	95,771	796
	Boiron SA	18,380	793
	Sodexo SA Loyalty Shares 2025 (XPAR)	11,102	785
	Albioma	13,158	688
*	Tarkett SA	51,733	673
	SEB SA Loyalty Shares 2023	5,993	578
*,1,2	Aramis Group SAS	112,263	511
	Albioma Loyalty Shares 2023	6,994	365
	Lisi SA Prime De Fidelite	3,549	68
	Lisi	2,575	49
			11,235,382
Germany (6.2%)
	SAP SE	8,043,207	733,142
	Allianz SE (Registered)	2,952,563	566,037
	Siemens AG (Registered)	5,475,131	562,824
	Deutsche Telekom AG (Registered)	24,538,563	488,054
	Bayer AG (Registered)	7,129,686	425,759
	Mercedes-Benz Group AG	6,097,425	354,128
	BASF SE	6,638,551	290,452
	Deutsche Post AG (Registered)	7,012,404	264,761
	adidas AG	1,363,080	242,125
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,016,724	240,503
	Infineon Technologies AG	9,448,015	229,828
	Deutsche Boerse AG	1,332,950	223,838
	Bayerische Motoren Werke AG	2,329,278	180,567
	Volkswagen AG Preference Shares	1,328,647	178,889
	Vonovia SE	5,638,938	174,471
	RWE AG	4,571,651	169,087
	Merck KGaA	936,578	158,864
	E.ON SE	16,070,276	135,361
	Deutsche Bank AG (Registered)	14,701,906	129,196
	Symrise AG Class A	943,947	102,952
[2]	Siemens Healthineers AG	2,011,332	102,551
	Fresenius SE & Co. KGaA	2,957,596	89,946
*	Daimler Truck Holding AG	3,046,362	80,229
*	QIAGEN NV	1,593,936	74,944
	Beiersdorf AG	722,601	74,151
	Porsche Automobil Holding SE Preference Shares	1,110,595	73,867
		Shares	Market Value• ($000)
	Fresenius Medical Care AG & Co. KGaA	1,472,520	73,775
	Henkel AG & Co. KGaA Preference Shares	1,191,528	73,732
	Brenntag SE	1,120,883	73,393
	Rheinmetall AG	314,080	72,479
	MTU Aero Engines AG	387,111	70,915
	Hannover Rueck SE	435,064	63,456
	Sartorius AG Preference Shares	178,855	62,772
	Continental AG	783,463	54,990
*	Commerzbank AG	7,540,320	53,500
	Henkel AG & Co. KGaA	808,399	49,668
	HeidelbergCement AG	1,019,914	49,243
*,1,2	Delivery Hero SE	1,283,876	48,435
	Puma SE	722,476	47,934
*	Siemens Energy AG	3,104,422	45,754
[2]	Covestro AG	1,306,245	45,390
	LEG Immobilien SE (XETR)	528,434	43,977
	Volkswagen AG	231,529	42,343
*,2	Zalando SE	1,600,596	42,164
	GEA Group AG	1,206,464	41,826
*	HelloFresh SE	1,186,223	38,700
	K+S AG (Registered)	1,395,561	33,965
	Carl Zeiss Meditec AG (Bearer)	266,351	32,023
	Bayerische Motoren Werke AG Preference Shares	429,038	30,601
	Evonik Industries AG	1,384,796	29,699
[2]	Scout24 SE	573,827	29,561
*	Evotec SE	1,146,167	27,782
	Knorr-Bremse AG	482,158	27,616
[1]	Aroundtown SA	8,259,247	26,416
*,1	Deutsche Lufthansa AG (Registered)	4,359,534	25,679
	Bechtle AG	597,673	24,549
	KION Group AG	572,434	23,963
	Nemetschek SE	393,320	23,928
*	CTS Eventim AG & Co. KGaA	428,928	22,626
	United Internet AG (Registered)	788,439	22,600
	LANXESS AG	622,984	22,486
	HUGO BOSS AG	411,279	21,779
	Freenet AG	862,822	21,517
*	thyssenkrupp AG	3,587,780	20,459
	Rational AG	34,539	20,136
	AIXTRON SE	768,802	19,637
	Vantage Towers AG	672,595	18,819
	Telefonica Deutschland Holding AG	6,497,259	18,736
	Aurubis AG	253,529	17,300
	Wacker Chemie AG	109,865	15,933
*	Talanx AG	386,985	14,792
[1]	Gerresheimer AG	226,235	14,779
[1]	Encavis AG	798,902	14,681
*,1	Aareal Bank AG	438,111	14,600
	FUCHS PETROLUB SE Preference Shares	514,998	14,408

13

Developed Markets Index Fund
		Shares	Market Value• ($000)
[2]	Befesa SA	292,388	14,252
[1]	Software AG	360,511	11,954
*	RTL Group SA	277,558	11,626
*,2	TeamViewer AG	1,150,953	11,510
*	Fraport AG Frankfurt Airport Services Worldwide	260,412	11,388
	ProSiebenSat.1 Media SE	1,214,642	11,298
	Siltronic AG	150,780	11,285
[1]	Hella GmbH & Co. KGaA	163,692	11,080
	TAG Immobilien AG	913,476	10,459
[1]	Sixt SE	99,451	10,251
	Synlab AG	568,228	9,899
	Hensoldt AG	379,013	9,548
	Uniper SE	635,540	9,498
[1]	Grand City Properties SA	694,097	9,389
	Suedzucker AG	563,482	9,124
	CANCOM SE	263,591	8,906
	Fielmann AG	176,094	8,797
	Stabilus SA	176,028	8,652
[1]	Varta AG	102,874	8,618
	Deutsche EuroShop AG	368,127	8,591
	Deutsche Wohnen SE	361,489	8,333
	Jenoptik AG	368,972	8,299
	Duerr AG	353,718	8,202
[2]	Deutsche Pfandbriefbank AG	901,727	8,145
	Stroeer SE & Co. KGaA	178,958	8,084
	Krones AG	105,219	8,068
*	METRO AG	948,793	8,048
	Jungheinrich AG Preference Shares	345,914	7,589
	CompuGroup Medical SE & Co. KGaA	177,122	7,565
	Pfeiffer Vacuum Technology AG	47,409	7,470
	VERBIO Vereinigte BioEnergie AG	143,849	7,247
	Sixt SE Preference Shares	114,409	7,181
	HOCHTIEF AG	139,010	6,815
[1]	Salzgitter AG	278,549	6,811
*	SUSE SA	287,745	6,541
*,1	Nordex SE	756,419	6,489
*,1	Nagarro SE	56,845	6,485
[2]	DWS Group GmbH & Co. KGaA	245,552	6,474
	1&1 AG	331,340	6,277
*	Vitesco Technologies Group AG Class A	158,006	6,137
	Dermapharm Holding SE	121,963	6,078
	Bilfinger SE	204,030	5,996
*	Hypoport SE	29,545	5,893
*	flatexDEGIRO AG	611,461	5,845
	FUCHS PETROLUB SE	234,408	5,747
	Sartorius AG	16,101	5,457
	Traton SE	357,046	5,258
[1]	S&T AG	351,900	5,210
		Shares	Market Value• ($000)
	Hornbach Holding AG & Co. KGaA	62,242	5,122
	Norma Group SE	227,592	5,101
*,1,2	Auto1 Group SE	679,393	5,003
*,1	MorphoSys AG	253,181	4,981
	GFT Technologies SE	124,854	4,970
[1]	STRATEC SE	51,498	4,730
[1]	GRENKE AG	190,222	4,687
*,1,2	Shop Apotheke Europe NV	52,300	4,672
	BayWa AG	104,455	4,639
	KWS Saat SE & Co. KGaA	74,985	4,455
[1]	Zeal Network SE	112,096	4,412
	Kloeckner & Co. SE Preference Shares	533,706	4,103
	DIC Asset AG	369,909	4,093
	Washtec AG	85,900	4,012
[2]	Instone Real Estate Group SE	335,906	3,983
	Adesso SE	25,288	3,891
	PATRIZIA AG	322,991	3,832
	Eckert & Ziegler Strahlen- und Medizintechnik AG	98,988	3,804
	Takkt AG	233,787	3,684
	Atoss Software AG	28,741	3,656
	CECONOMY AG	1,302,178	3,651
	Deutz AG	878,673	3,414
	Indus Holding AG	143,533	3,354
	Wacker Neuson SE	179,840	3,121
	Schaeffler AG Preference Shares	547,373	3,111
	Draegerwerk AG & Co. KGaA Preference Shares	58,946	3,081
	New Work SE	20,412	2,909
	Secunet Security Networks AG	9,668	2,890
	Deutsche Beteiligungs AG	102,309	2,719
	Hamburger Hafen und Logistik AG	189,454	2,691
*,1	SMA Solar Technology AG	64,588	2,633
*,1,2	ADLER Group SA	652,032	2,590
	Wuestenrot & Wuerttembergische AG	136,304	2,419
*	SGL Carbon SE	356,466	2,251
[1]	Basler AG	27,259	2,193
	Vossloh AG	65,087	2,081
	CropEnergies AG	135,498	1,808
*,1	About You Holding SE	245,573	1,758
	ElringKlinger AG	214,380	1,625
*	Koenig & Bauer AG	103,492	1,494
*	Global Fashion Group SA	831,978	1,276
	Bertrandt AG	33,510	1,260
	Draegerwerk AG & Co. KGaA	25,620	1,136
			8,633,206
Hong Kong (2.8%)
	AIA Group Ltd.	87,726,556	958,550
	Hong Kong Exchanges & Clearing Ltd.	9,209,844	455,484

14

Developed Markets Index Fund
		Shares	Market Value• ($000)
	CK Hutchison Holdings Ltd.	19,291,984	130,877
	Link REIT	15,314,807	125,143
	Sun Hung Kai Properties Ltd.	10,321,385	122,206
	BOC Hong Kong Holdings Ltd.	26,004,212	103,262
	CK Asset Holdings Ltd.	14,303,689	101,632
	Techtronic Industries Co. Ltd.	9,522,415	99,435
	CLP Holdings Ltd.	11,921,030	99,067
	Galaxy Entertainment Group Ltd.	15,612,121	93,526
	Hang Seng Bank Ltd.	5,250,173	93,038
	Hong Kong & China Gas Co. Ltd.	78,797,553	85,040
	Power Assets Holdings Ltd.	9,914,142	62,458
	Jardine Matheson Holdings Ltd.	1,183,641	62,193
	MTR Corp. Ltd.	10,447,516	54,774
	Wharf Real Estate Investment Co. Ltd.	11,224,820	53,601
	Lenovo Group Ltd.	54,147,583	50,883
[2]	WH Group Ltd.	56,828,245	43,984
*	Sands China Ltd.	17,413,162	41,891
	Hongkong Land Holdings Ltd.	8,152,249	40,942
	Sino Land Co. Ltd.	26,263,541	38,783
[2]	Budweiser Brewing Co. APAC Ltd.	12,277,977	36,842
	New World Development Co. Ltd.	10,215,114	36,796
	Henderson Land Development Co. Ltd.	9,404,923	35,347
	Xinyi Glass Holdings Ltd.	14,608,561	35,247
*,2	ESR Cayman Ltd.	12,060,881	32,705
	Wharf Holdings Ltd.	8,852,675	32,260
	Want Want China Holdings Ltd.	31,208,100	27,215
	CK Infrastructure Holdings Ltd.	4,297,126	26,397
[1]	Orient Overseas International Ltd.	956,033	25,472
	Hang Lung Properties Ltd.	13,157,040	25,035
	SITC International Holdings Co. Ltd.	8,613,001	24,497
	Chow Tai Fook Jewellery Group Ltd.	12,717,539	24,022
	Tingyi Cayman Islands Holding Corp.	13,570,367	23,322
	PRADA SpA	3,724,541	20,946
	Swire Pacific Ltd. Class A	3,291,749	19,659
	ASM Pacific Technology Ltd.	2,248,764	19,140
	Swire Properties Ltd.	7,633,037	19,003
*,2	Samsonite International SA	9,438,210	18,769
	PCCW Ltd.	29,931,015	15,823
		Shares	Market Value• ($000)
	Minth Group Ltd.	5,166,898	14,157
	Hysan Development Co. Ltd.	4,484,459	13,529
[2]	BOC Aviation Ltd.	1,531,083	12,945
	Kerry Properties Ltd.	4,377,898	12,174
	Pacific Basin Shipping Ltd.	31,529,402	12,122
	Man Wah Holdings Ltd.	11,184,225	12,077
	Hang Lung Group Ltd.	6,304,531	11,900
[1]	AAC Technologies Holdings Inc.	4,965,415	11,472
	L'Occitane International SA	3,269,563	10,251
[1]	Vitasoy International Holdings Ltd.	5,789,657	10,149
*,1	Microport Scientific Corp.	3,479,570	10,105
	NWS Holdings Ltd.	10,236,381	9,726
	Bank of East Asia Ltd.	6,910,465	9,725
	VTech Holdings Ltd.	1,167,433	9,194
	Swire Pacific Ltd. Class B	9,000,996	9,024
*,1	HUTCHMED China Ltd.	3,611,101	8,929
*	NagaCorp Ltd.	10,780,188	8,833
	Fortune REIT	9,784,109	8,116
*,1	Cathay Pacific Airways Ltd.	7,212,621	7,920
	Uni-President China Holdings Ltd.	8,443,768	7,261
*	Wynn Macau Ltd.	10,476,643	7,139
	Yue Yuen Industrial Holdings Ltd.	5,112,606	6,658
*	MMG Ltd.	17,840,757	6,624
	United Energy Group Ltd.	54,483,725	6,511
	First Pacific Co. Ltd.	16,547,671	6,432
	HKBN Ltd.	5,660,897	6,427
	Dairy Farm International Holdings Ltd.	2,188,602	6,419
	Luk Fook Holdings International Ltd.	2,482,865	6,408
*	Shangri-La Asia Ltd.	7,779,232	6,311
*,1	SJM Holdings Ltd.	13,828,023	6,287
	Champion REIT	14,094,513	6,269
[2]	Js Global Lifestyle Co. Ltd.	4,781,475	6,246
*,1	Vobile Group Ltd.	10,369,503	6,162
[1]	Huabao International Holdings Ltd.	7,083,883	5,468
[1]	LK Technology Holdings Ltd.	2,698,633	5,181
*,1	Theme International Holdings Ltd.	36,584,955	4,945
	Vinda International Holdings Ltd.	1,902,914	4,881
[2]	Asiainfo Technologies Ltd.	2,762,597	4,783
	Jinchuan Group International Resources Co. Ltd.	34,724,007	4,568
	Towngas Smart Energy Co. Ltd.	8,554,804	4,562

15

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Nexteer Automotive Group Ltd.	6,052,198	4,373
	Lee & Man Paper Manufacturing Ltd.	10,163,977	4,369
	Kerry Logistics Network Ltd.	1,939,682	4,172
*	Melco International Development Ltd.	5,622,584	4,165
*	China Travel International Investment Hong Kong Ltd.	18,509,588	3,872
	Cafe de Coral Holdings Ltd.	2,393,676	3,851
	VSTECS Holdings Ltd.	4,660,556	3,737
*	Esprit Holdings Ltd. (XHKG)	20,111,136	3,629
	Sunlight REIT	7,660,147	3,564
	Truly International Holdings Ltd.	11,507,954	3,538
*,1	Realord Group Holdings Ltd.	2,621,192	3,520
	CITIC Telecom International Holdings Ltd.	10,397,165	3,443
	SUNeVision Holdings Ltd.	4,381,502	3,346
	Shui On Land Ltd.	24,167,784	3,272
	K Wah International Holdings Ltd.	8,846,668	3,258
	Johnson Electric Holdings Ltd.	2,504,040	3,250
*,1	MGM China Holdings Ltd.	5,392,932	3,066
	EC Healthcare	3,031,202	3,059
[1]	Hong Kong Technology Venture Co. Ltd.	3,870,146	3,051
*,1	OCI International Holdings Ltd.	6,861,241	3,008
	Haitong International Securities Group Ltd.	20,702,366	2,957
	Dah Sing Financial Holdings Ltd.	1,029,543	2,943
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,805,245	2,928
*,2	Hua Medicine	6,103,073	2,902
	Stella International Holdings Ltd.	3,028,515	2,890
*	FIH Mobile Ltd.	20,048,087	2,868
*,1	Cosmopolitan International Holdings Ltd.	13,398,999	2,822
*	Cowell e Holdings Inc.	2,116,268	2,758
	Prosperity REIT	8,502,884	2,598
	Canvest Environmental Protection Group Co. Ltd.	4,893,455	2,544
	Value Partners Group Ltd.	6,682,165	2,522
	IGG Inc.	5,794,970	2,516
	Far East Consortium International Ltd.	7,556,342	2,411
		Shares	Market Value• ($000)
	United Laboratories International Holdings Ltd.	3,707,064	2,205
	Texhong Textile Group Ltd.	2,074,858	2,194
	Dah Sing Banking Group Ltd.	2,699,626	2,192
*,1	C-Mer Eye Care Holdings Ltd.	3,381,601	2,124
	China Tobacco International HK Co. Ltd.	1,300,456	2,114
*,2	Jacobio Pharmaceuticals Group Co. Ltd.	2,603,812	2,037
	Guotai Junan International Holdings Ltd.	17,087,503	2,030
[2]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	3,632,824	1,992
*,1,2	Everest Medicines Ltd.	689,009	1,980
	Chow Sang Sang Holdings International Ltd.	1,748,991	1,953
	Giordano International Ltd.	7,839,774	1,857
*,2	Frontage Holdings Corp.	4,596,348	1,838
*	Shun Tak Holdings Ltd.	9,005,763	1,807
	Sun Hung Kai & Co. Ltd.	3,830,130	1,792
*,1,2	Antengene Corp. Ltd.	1,953,569	1,761
	Powerlong Real Estate Holdings Ltd.	10,225,943	1,711
	Asia Cement China Holdings Corp.	3,078,794	1,689
	Pou Sheng International Holdings Ltd.	14,521,211	1,645
[1]	Vesync Co. Ltd.	2,690,865	1,642
*,1,2	JW Cayman Therapeutics Co. Ltd. (XHKG)	1,542,426	1,599
	Dynam Japan Holdings Co. Ltd.	1,779,917	1,592
	Road King Infrastructure Ltd.	2,207,656	1,578
*,1	GCL New Energy Holdings Ltd.	61,237,949	1,575
	Singamas Container Holdings Ltd.	10,297,574	1,568
	Hutchison Telecommunications Hong Kong Holdings Ltd.	8,130,014	1,555
	SmarTone Telecommunications Holdings Ltd.	2,725,909	1,438
*	Apollo Future Mobility Group Ltd.	32,863,237	1,429
	Pacific Textiles Holdings Ltd.	3,491,659	1,396

16

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	Sa Sa International Holdings Ltd.	7,488,035	1,376
*	Lifestyle International Holdings Ltd.	3,326,832	1,347
*,3	Convoy	62,200,399	1,324
[2]	Crystal International Group Ltd.	3,723,261	1,288
	CITIC Resources Holdings Ltd.	17,603,284	1,173
*,1	Television Broadcasts Ltd.	1,993,005	1,097
*,1,2	FIT Hon Teng Ltd.	7,154,481	977
*,1	Digital Domain Holdings Ltd.	15,891,399	950
*	Chinese Estates Holdings Ltd.	3,163,788	901
	Powerlong Commercial Management Holdings Ltd.	1,266,184	862
	Texwinca Holdings Ltd.	4,482,702	848
[2]	IMAX China Holding Inc.	717,921	726
*,1	Glory Sun Financial Group Ltd.	119,255,936	708
[1]	CMBC Capital Holdings Ltd.	2,532,178	678
[1]	Lee's Pharmaceutical Holdings Ltd.	2,077,069	530
[1,2]	VPower Group International Holdings Ltd.	4,697,279	505
*,1	Macau Legend Development Ltd.	9,125,914	463
*,3	MH Development NPV	2,274,000	336
*	China LNG Group Ltd.	5,218,115	267
*,3	Brightoil	10,098,301	257
*,3	Suncity Group Holdings Ltd.	2,046,409	15
*,3	Agritrade Resources Ltd.	14,695,000	—
*,3	Microport Rights Exp. 7/29/22	1,287	—
			3,917,279
Ireland (0.2%)
	Kerry Group plc Class A	1,116,647	106,787
	Kingspan Group plc	1,094,557	65,817
	Bank of Ireland Group plc	6,609,064	41,773
	AIB Group plc	6,690,896	15,271
	Glanbia plc (XDUB)	1,335,649	14,502
*	Dalata Hotel Group plc	1,597,581	5,828
*,3	Irish Bank Resolution Corp.	257,065	—
			249,978
Israel (0.7%)
	Bank Leumi Le-Israel BM	11,140,651	99,665
*	Nice Ltd.	460,915	88,942
	Bank Hapoalim BM	9,713,017	81,562
		Shares	Market Value• ($000)
*	Teva Pharmaceutical Industries Ltd.	7,230,239	54,732
	ICL Group Ltd.	5,223,495	47,716
	Israel Discount Bank Ltd. Class A	8,975,484	46,999
	Elbit Systems Ltd.	177,949	40,871
*	Tower Semiconductor Ltd.	792,506	36,966
	Mizrahi Tefahot Bank Ltd.	990,664	32,980
	Bezeq The Israeli Telecommunication Corp. Ltd.	14,801,683	23,072
	Azrieli Group Ltd.	266,140	18,737
*	Nova Ltd.	205,457	18,006
	First International Bank of Israel Ltd.	378,202	14,172
	Mivne Real Estate KD Ltd.	4,828,853	14,123
*	Enlight Renewable Energy Ltd.	6,848,589	13,110
*	Israel Corp. Ltd.	26,691	11,831
	Alony Hetz Properties & Investments Ltd.	771,684	9,722
	Big Shopping Centers Ltd.	73,891	9,145
*	Paz Oil Co. Ltd.	71,716	8,626
	Phoenix Holdings Ltd.	861,726	8,556
*	Melisron Ltd.	126,982	8,517
*	Airport City Ltd.	492,154	8,451
*	Clal Insurance Enterprises Holdings Ltd.	460,143	8,233
	Harel Insurance Investments & Financial Services Ltd.	812,758	7,961
	Strauss Group Ltd.	299,177	7,368
*	Delek Group Ltd.	55,561	7,219
*	Amot Investments Ltd.	1,193,797	7,215
	Electra Ltd.	12,848	7,167
	REIT 1 Ltd.	1,358,245	7,136
	Shapir Engineering and Industry Ltd.	799,654	6,554
*	Shikun & Binui Ltd.	1,597,119	6,550
	Ashtrom Group Ltd.	273,130	6,047
	Shufersal Ltd.	894,920	5,895
	AFI Properties Ltd.	118,688	5,733
	Fox Wizel Ltd.	49,646	5,668
	Matrix IT Ltd.	232,983	5,429
*	OPC Energy Ltd.	547,745	5,396
	Hilan Ltd.	101,550	5,371
*	Perion Network Ltd.	284,495	5,225
*	Partner Communications Co. Ltd.	727,266	5,194
	FIBI Holdings Ltd.	121,527	5,118
	Formula Systems 1985 Ltd.	53,940	4,893
	Isracard Ltd.	1,350,085	4,832
	One Software Technologies Ltd.	301,645	4,781
	Summit Real Estate Holdings Ltd.	295,838	4,741
*	Camtek Ltd.	194,444	4,734

17

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Sapiens International Corp. NV	199,620	4,723
	Kenon Holdings Ltd.	116,360	4,701
	Mega Or Holdings Ltd.	147,132	4,456
	Energix-Renewable Energies Ltd.	1,460,098	4,450
	Maytronics Ltd.	310,936	4,405
	Elco Ltd.	67,540	4,366
	Sella Capital Real Estate Ltd.	1,555,194	4,257
	Danel Adir Yeoshua Ltd.	32,863	4,163
	AudioCodes Ltd.	185,648	4,069
	Delek Automotive Systems Ltd.	366,890	4,006
	Oil Refineries Ltd.	11,017,977	3,959
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	54,975	3,941
*	Fattal Holdings 1998 Ltd.	36,158	3,785
	Israel Canada T.R Ltd.	961,821	3,731
*	Equital Ltd.	117,422	3,728
	Migdal Insurance & Financial Holdings Ltd.	2,292,348	3,423
	Delta Galil Industries Ltd.	67,165	3,313
*	Gazit-Globe Ltd.	542,751	3,107
*	Cellcom Israel Ltd.	623,021	3,083
*	Menora Mivtachim Holdings Ltd.	161,776	2,982
	Gav-Yam Lands Corp. Ltd.	222,541	1,853
*	Naphtha Israel Petroleum Corp. Ltd.	278,268	1,843
	IDI Insurance Co. Ltd.	59,336	1,549
*	Gilat Satellite Networks Ltd.	205,065	1,236
*	Allot Ltd.	231,923	1,170
*	Compugen Ltd.	573,940	1,028
*	Kamada Ltd.	209,172	954
			929,242
Italy (2.0%)
	Enel SpA	56,351,919	309,046
	Intesa Sanpaolo SpA	120,323,974	225,183
	Eni SpA	17,885,206	212,130
	Stellantis NV	14,698,220	182,475
	Ferrari NV	872,378	160,550
	Assicurazioni Generali SpA	9,440,513	150,791
	UniCredit SpA	15,083,605	144,144
	Atlantia SpA	3,661,100	85,942
	Snam SpA (MTAA)	16,142,086	84,687
	CNH Industrial NV	7,154,356	82,743
	Terna - Rete Elettrica Nazionale	10,207,783	80,256
	Moncler SpA	1,566,883	67,511
	FinecoBank Banca Fineco SpA	4,438,569	53,248
	Prysmian SpA	1,916,021	52,639
	EXOR NV	747,773	46,728
*,2	Nexi SpA	5,490,971	45,599
		Shares	Market Value• ($000)
	Tenaris SA	3,385,759	43,487
	Mediobanca Banca di Credito Finanziario SpA	4,842,572	41,998
	Davide Campari-Milano NV	3,605,608	38,038
[2]	Poste Italiane SpA	3,330,568	31,162
	Recordati Industria Chimica e Farmaceutica SpA	699,776	30,517
	Leonardo SpA	2,919,516	29,621
	Amplifon SpA	933,894	28,712
	Banco BPM SpA	9,956,892	28,424
[2]	Infrastrutture Wireless Italiane SpA	2,559,355	26,019
	Interpump Group SpA	578,439	22,147
	DiaSorin SpA	164,243	21,600
*	Telecom Italia SpA	80,007,492	20,979
	Italgas SpA	3,584,162	20,915
	Reply SpA	163,265	19,861
	Hera SpA	5,707,453	16,539
	Unipol Gruppo SpA	3,497,838	15,933
	ERG SpA	480,793	14,989
[2]	Pirelli & C SpA	3,560,387	14,491
	A2A SpA	10,991,094	13,986
	Azimut Holding SpA	772,595	13,448
	BPER Banca	7,696,579	12,686
	Banca Mediolanum SpA	1,759,491	11,609
	Banca Generali SpA	403,471	11,423
	Brunello Cucinelli SpA	243,888	11,016
*	Telecom Italia SpA Savings Shares	41,935,647	10,492
	Brembo SpA	1,066,517	10,399
	Iren SpA	4,688,006	10,257
	Buzzi Unicem SpA	622,550	10,219
	Banca Popolare di Sondrio SpA	2,853,007	9,855
	De' Longhi SpA	501,143	9,345
*	Autogrill SpA	1,368,929	9,109
[2]	BFF Bank SpA	1,326,288	8,925
	Salvatore Ferragamo SpA	499,166	7,711
*	Iveco Group NV	1,447,320	7,663
*,2	Enav SpA	1,798,914	7,546
[1]	UnipolSai Assicurazioni SpA	3,049,319	7,313
	Sesa SpA	51,619	6,577
[2]	Technogym SpA	969,327	6,338
[2]	Carel Industries SpA	315,736	6,281
[2]	Anima Holding SpA	1,685,243	6,197
*	Saras SpA	3,961,490	5,780
	Tamburi Investment Partners SpA	744,302	5,727
	El.En. SpA	366,282	4,757
	ACEA SpA	310,370	4,601
	SOL SpA	259,501	4,482
*,2	GVS SpA	492,478	4,026
	Danieli & C Officine Meccaniche SpA Savings Shares	275,676	3,885
*	Intercos SpA	276,968	3,651
[1]	Webuild SpA (MTAA)	2,340,897	3,642
[2]	RAI Way SpA	668,708	3,577

18

Developed Markets Index Fund
		Shares	Market Value• ($000)
	MARR SpA	246,613	3,405
[1]	Maire Tecnimont SpA	1,178,132	3,395
	Sanlorenzo SpA	98,469	3,309
	Credito Emiliano SpA	589,409	3,252
	Tinexta SpA	138,119	3,236
	Gruppo MutuiOnline SpA	119,669	3,032
	Piaggio & C SpA	1,237,419	2,904
	Italmobiliare SpA	101,377	2,804
*	CIR SpA-Compagnie Industriali	6,557,019	2,770
	Zignago Vetro SpA	216,864	2,649
[2]	doValue SpA	418,689	2,479
	Banca IFIS SpA	170,410	2,425
	Cementir Holding NV	335,299	2,179
	Danieli & C Officine Meccaniche SpA	100,566	2,067
[1]	Societa Cattolica Di Assicurazione SpA	286,994	2,033
*,1	Tod's SpA	63,801	1,991
*,1	Fincantieri SpA	3,563,225	1,977
	Immobiliare Grande Distribuzione SIIQ SpA	512,901	1,912
	Arnoldo Mondadori Editore SpA	916,963	1,646
*,1	Juventus Football Club SpA	3,973,986	1,509
[1]	MFE-MediaForEurope NV Class B	2,012,358	1,419
[1]	Biesse SpA	101,247	1,346
*,1	Banca Monte dei Paschi di Siena SpA	2,152,368	1,224
	Datalogic SpA	136,010	1,015
*,1	MFE-MediaForEurope NV Class A	1,882,521	864
	Rizzoli Corriere Della Sera Mediagroup SpA	735,649	491
[1]	Saipem SpA	84,286	226
*,1	Webuild SpA	196,679	72
			2,759,258
Japan (20.2%)
	Toyota Motor Corp.	88,021,842	1,358,116
	Sony Group Corp.	8,957,364	730,534
	Keyence Corp.	1,412,943	484,552
	Mitsubishi UFJ Financial Group Inc.	88,276,170	472,282
	KDDI Corp.	11,854,990	373,840
	Tokyo Electron Ltd.	1,073,008	350,223
	Daiichi Sankyo Co. Ltd.	13,629,347	346,628
	Nintendo Co. Ltd.	761,104	327,318
	Shin-Etsu Chemical Co. Ltd.	2,877,872	323,504
	Hitachi Ltd.	6,712,690	319,323
	Daikin Industries Ltd.	1,922,448	308,667
	SoftBank Group Corp.	7,910,348	306,593
	Takeda Pharmaceutical Co. Ltd.	10,629,790	298,573
	Honda Motor Co. Ltd.	12,270,267	295,850
		Shares	Market Value• ($000)
	Recruit Holdings Co. Ltd.	10,008,753	294,762
	Sumitomo Mitsui Financial Group Inc.	9,405,678	279,585
	Tokio Marine Holdings Inc.	4,563,479	266,105
	ITOCHU Corp.	9,698,927	261,657
	Mitsubishi Corp.	8,680,051	258,502
	Mitsui & Co. Ltd.	11,293,447	248,168
	Nippon Telegraph & Telephone Corp.	8,567,587	246,174
	Murata Manufacturing Co. Ltd.	4,131,375	224,860
	Softbank Corp.	19,814,889	219,996
	Hoya Corp.	2,562,767	219,329
	FANUC Corp.	1,391,234	218,061
	Seven & i Holdings Co. Ltd.	5,575,263	216,322
	Mizuho Financial Group Inc.	18,382,831	209,287
	Astellas Pharma Inc.	13,246,202	206,663
	Nidec Corp.	3,328,692	206,269
	Fast Retailing Co. Ltd.	372,607	195,722
	Oriental Land Co. Ltd.	1,359,544	189,863
	Olympus Corp.	9,094,786	184,308
	SMC Corp.	408,983	182,055
	Denso Corp.	3,243,885	171,220
	Fujitsu Ltd.	1,345,795	168,397
[1]	Canon Inc.	7,207,572	163,334
	Mitsubishi Electric Corp.	14,085,347	151,406
[1]	Bridgestone Corp.	4,143,233	151,060
	Central Japan Railway Co.	1,313,217	150,932
[1]	Japan Tobacco Inc.	8,578,421	148,654
	Komatsu Ltd.	6,634,442	147,730
	ORIX Corp.	8,669,514	145,300
	Terumo Corp.	4,779,276	144,578
	Mitsui Fudosan Co. Ltd.	6,586,763	141,516
	FUJIFILM Holdings Corp.	2,564,036	137,769
	Kao Corp.	3,353,369	135,977
	East Japan Railway Co.	2,616,067	133,810
	Dai-ichi Life Holdings Inc.	7,098,138	131,283
	Panasonic Corp.	15,446,722	124,720
	Toshiba Corp.	3,052,953	124,042
	Chugai Pharmaceutical Co. Ltd.	4,708,164	120,437
	Mitsubishi Estate Co. Ltd.	8,154,143	118,181
	Kyocera Corp.	2,204,210	117,829
	Kubota Corp.	7,833,199	117,389
	Asahi Group Holdings Ltd.	3,516,686	115,648
	Japan Post Holdings Co. Ltd.	15,919,136	113,900
	Shiseido Co. Ltd.	2,811,475	113,323
	Sumitomo Corp.	8,122,339	110,411
	Daiwa House Industry Co. Ltd.	4,644,379	108,618

19

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Otsuka Holdings Co. Ltd.	3,033,361	108,281
	Suzuki Motor Corp.	3,275,621	102,979
	MS&AD Insurance Group Holdings Inc.	3,340,162	102,421
	Sompo Holdings Inc.	2,301,308	101,644
	Shionogi & Co. Ltd.	1,967,580	100,422
	Marubeni Corp.	11,190,689	100,398
	Bandai Namco Holdings Inc.	1,411,080	99,612
	Unicharm Corp.	2,810,132	94,300
[1]	Shimano Inc.	556,446	93,737
	Aeon Co. Ltd.	5,097,634	88,547
	M3 Inc.	3,053,399	87,892
[1]	Kirin Holdings Co. Ltd.	5,539,067	87,501
	Secom Co. Ltd.	1,396,469	86,225
	Ajinomoto Co. Inc.	3,462,408	84,433
	Sysmex Corp.	1,374,410	82,933
	Nippon Steel Corp.	5,912,265	82,743
	Sumitomo Mitsui Trust Holdings Inc.	2,646,855	81,804
	ENEOS Holdings Inc.	21,661,442	81,508
	Eisai Co. Ltd.	1,912,533	80,862
	TDK Corp.	2,604,105	80,514
	Nippon Yusen KK	1,163,307	79,762
	Nomura Holdings Inc.	21,718,165	78,904
	Subaru Corp.	4,412,058	78,042
	Ono Pharmaceutical Co. Ltd.	3,030,157	77,843
[1]	Inpex Corp.	7,182,730	77,001
	Nomura Research Institute Ltd.	2,822,533	75,747
	Sumitomo Realty & Development Co. Ltd.	2,860,173	75,505
	NEC Corp.	1,899,961	74,131
	Advantest Corp.	1,377,322	74,068
	Mitsubishi Heavy Industries Ltd.	2,069,496	72,332
	Sekisui House Ltd.	4,092,669	71,848
	Toyota Industries Corp.	1,158,707	71,848
	Kikkoman Corp.	1,319,003	70,193
	Nitto Denko Corp.	1,061,984	68,688
	Obic Co. Ltd.	482,649	68,636
	Asahi Kasei Corp.	8,955,035	68,124
	Omron Corp.	1,329,150	67,649
*	Renesas Electronics Corp.	7,264,012	65,735
[1]	Lasertec Corp.	549,630	65,463
	Tokyo Gas Co. Ltd.	3,056,377	63,341
	NTT Data Corp.	4,557,480	63,225
	Toray Industries Inc.	10,977,939	61,793
	Shimadzu Corp.	1,944,688	61,638
	West Japan Railway Co.	1,671,904	61,507
	Nexon Co. Ltd.	2,952,795	60,635
	Yaskawa Electric Corp.	1,866,576	60,287
	Sumitomo Electric Industries Ltd.	5,448,517	60,209
	Resona Holdings Inc.	15,613,404	58,402
[1]	Mitsui OSK Lines Ltd.	2,413,339	55,518
		Shares	Market Value• ($000)
	Japan Exchange Group Inc.	3,826,786	55,468
	Nippon Building Fund Inc.	11,056	55,177
	Yakult Honsha Co. Ltd.	954,350	55,046
	Z Holdings Corp.	18,882,760	54,912
[1]	Nippon Paint Holdings Co. Ltd.	7,338,687	54,909
	Nissan Motor Co. Ltd.	13,985,761	54,777
	Osaka Gas Co. Ltd.	2,853,939	54,696
	Sumitomo Metal Mining Co. Ltd.	1,714,542	53,158
	Toyota Tsusho Corp.	1,613,446	52,603
	Kansai Electric Power Co. Inc.	5,259,676	52,063
	SG Holdings Co. Ltd.	3,067,293	51,868
	Nitori Holdings Co. Ltd.	541,188	51,501
	Chubu Electric Power Co. Inc.	5,059,233	50,944
	Mitsubishi Chemical Holdings Corp.	9,229,007	50,147
	MINEBEA MITSUMI Inc.	2,938,847	50,088
	Disco Corp.	201,248	47,889
	Daiwa Securities Group Inc.	10,575,186	47,352
*	Tokyo Electric Power Co. Holdings Inc.	11,273,323	47,159
[1]	AGC Inc.	1,336,212	46,951
	MEIJI Holdings Co. Ltd.	941,735	46,275
	Pan Pacific International Holdings Corp.	2,896,799	46,184
[1]	Dentsu Group Inc.	1,528,238	46,073
	Yamaha Corp.	1,103,665	45,499
	TIS Inc.	1,702,825	44,803
	T&D Holdings Inc.	3,676,050	44,004
	Nissan Chemical Corp.	951,028	43,897
	Makita Corp.	1,766,193	43,778
	Japan Real Estate Investment Corp.	9,407	43,316
	Hankyu Hanshin Holdings Inc.	1,572,180	42,941
	Sumitomo Chemical Co. Ltd.	10,919,923	42,737
	MISUMI Group Inc.	2,016,835	42,595
	Tokyu Corp.	3,537,781	41,758
	Rohm Co. Ltd.	594,785	41,694
	Taisei Corp.	1,336,602	41,675
[1]	Yamaha Motor Co. Ltd.	2,262,595	41,547
	Nippon Prologis REIT Inc.	16,744	41,240
	Trend Micro Inc.	842,881	41,235
	Isuzu Motors Ltd.	3,727,580	41,232
	Dai Nippon Printing Co. Ltd.	1,912,773	41,145
	Nomura Real Estate Master Fund Inc.	32,647	40,779
	Kintetsu Group Holdings Co. Ltd.	1,304,072	40,572
	Kyowa Kirin Co. Ltd.	1,797,032	40,571

20

Developed Markets Index Fund
	Shares	Market Value• ($000)
Daito Trust Construction Co. Ltd.	468,546	40,532
Idemitsu Kosan Co. Ltd.	1,696,353	40,524
Daifuku Co. Ltd.	699,607	40,039
JFE Holdings Inc.	3,718,414	39,118
Japan Metropolitan Fund Investment	49,767	38,777
Aisin Corp.	1,251,407	38,732
Yamato Holdings Co. Ltd.	2,377,637	38,050
Konami Holdings Corp.	681,188	37,739
Fuji Electric Co. Ltd.	910,945	37,662
GLP J-REIT	30,726	37,653
Kawasaki Kisen Kaisha Ltd.	599,721	36,697
Kajima Corp.	3,143,251	36,042
Hamamatsu Photonics KK	923,364	35,972
Lixil Corp.	1,909,915	35,898
MatsukiyoCocokara & Co.	887,374	35,885
Obayashi Corp.	4,867,184	35,400
Daiwa House REIT Investment Corp.	15,466	35,153
TOTO Ltd.	1,046,151	34,640
Suntory Beverage & Food Ltd.	914,153	34,521
SBI Holdings Inc.	1,751,612	34,226
Nissin Foods Holdings Co. Ltd.	494,925	34,185
JSR Corp.	1,310,335	34,051
Ricoh Co. Ltd.	4,324,013	33,758
Mazda Motor Corp.	4,133,017	33,736
Tobu Railway Co. Ltd.	1,473,247	33,629
Sekisui Chemical Co. Ltd.	2,448,240	33,565
TOPPAN Inc.	1,970,360	32,873
Capcom Co. Ltd.	1,312,797	31,935
SUMCO Corp.	2,428,884	31,587
Hirose Electric Co. Ltd.	235,402	31,257
Taiyo Yuden Co. Ltd.	888,942	30,292
CyberAgent Inc.	3,021,962	30,276
Odakyu Electric Railway Co. Ltd.	2,236,616	30,176
Keio Corp.	839,094	30,101
Brother Industries Ltd.	1,704,296	29,986
Toho Co. Ltd. (XTKS)	806,483	29,215
Yokogawa Electric Corp.	1,752,016	28,984
Kurita Water Industries Ltd.	793,969	28,740
Concordia Financial Group Ltd.	8,014,081	27,826
Oji Holdings Corp.	6,422,251	27,823
Keisei Electric Railway Co. Ltd.	1,005,294	27,758
Seiko Epson Corp.	1,959,748	27,725
NIPPON Experes Holding Inc.	499,561	27,213
Kobayashi Pharmaceutical Co. Ltd.	437,537	27,097
		Shares	Market Value• ($000)
	Nikon Corp.	2,334,263	26,918
	Mitsui Chemicals Inc.	1,254,936	26,767
	Rakuten Group Inc.	5,901,063	26,682
	Koito Manufacturing Co. Ltd.	827,544	26,284
	BayCurrent Consulting Inc.	98,264	26,271
	Orix JREIT Inc.	19,173	26,048
	USS Co. Ltd.	1,500,526	26,007
	NGK Spark Plug Co. Ltd.	1,414,257	25,654
	Toyo Suisan Kaisha Ltd.	656,123	25,617
[1]	MonotaRO Co. Ltd.	1,694,319	25,269
	Tosoh Corp.	2,025,493	25,195
	NGK Insulators Ltd.	1,868,933	25,179
	Advance Residence Investment Corp.	9,418	25,096
	Square Enix Holdings Co. Ltd.	562,507	24,968
	IHI Corp.	932,561	24,913
	Kobe Bussan Co. Ltd.	1,009,826	24,823
	Azbil Corp.	936,302	24,685
	Ebara Corp.	659,642	24,649
	Marui Group Co. Ltd.	1,388,785	24,314
	Chiba Bank Ltd.	4,386,045	24,008
	Kyushu Railway Co.	1,145,302	23,879
	Sojitz Corp.	1,672,982	23,713
	Persol Holdings Co. Ltd.	1,279,056	23,353
	Hulic Co. Ltd.	2,999,282	23,263
	Japan Post Bank Co. Ltd.	2,978,572	23,190
	Tokyu Fudosan Holdings Corp.	4,391,944	23,112
	Japan Post Insurance Co. Ltd.	1,439,950	23,046
	Nippon Shinyaku Co. Ltd.	374,105	22,836
	Hoshizaki Corp.	764,032	22,773
	United Urban Investment Corp.	21,661	22,771
	Asics Corp.	1,244,765	22,546
	Bank of Kyoto Ltd.	525,949	22,511
	NH Foods Ltd.	708,734	22,200
	Ibiden Co. Ltd.	780,138	22,102
	Otsuka Corp.	740,913	22,050
	Haseko Corp.	1,871,401	21,980
	Showa Denko KK	1,288,306	21,912
	Nisshin Seifun Group Inc.	1,871,672	21,904
	Nagoya Railroad Co. Ltd.	1,418,233	21,870
*	Hitachi Metals Ltd.	1,438,845	21,781
	Kyushu Electric Power Co. Inc.	3,385,815	21,769
	Shizuoka Bank Ltd.	3,589,045	21,609
	Open House Co. Ltd.	541,482	21,554
	Mitsubishi HC Capital Inc. (XTKS)	4,663,952	21,526
	Shimizu Corp.	3,875,051	21,407
	Asahi Intecc Co. Ltd.	1,412,799	21,391
	GMO Payment Gateway Inc.	298,283	21,247
	Fukuoka Financial Group Inc.	1,173,438	21,134

21

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	ANA Holdings Inc.	1,137,307	21,008
	Isetan Mitsukoshi Holdings Ltd.	2,550,725	20,646
	Santen Pharmaceutical Co. Ltd.	2,609,004	20,582
	Rohto Pharmaceutical Co. Ltd.	707,281	20,506
	Nihon M&A Center Holdings Inc.	1,910,607	20,367
	JGC Holdings Corp.	1,564,582	20,096
	Electric Power Development Co. Ltd.	1,206,564	19,948
[1]	Kuraray Co. Ltd.	2,467,514	19,908
	Keikyu Corp.	1,813,596	19,872
[1]	Tokyo Tatemono Co. Ltd.	1,439,788	19,863
	Kawasaki Heavy Industries Ltd.	1,057,657	19,850
	Lion Corp.	1,788,252	19,798
	Nomura Real Estate Holdings Inc.	801,125	19,600
[1]	Japan Prime Realty Investment Corp.	6,629	19,504
[1]	Nabtesco Corp.	822,368	19,297
	Yamada Denki Co. Ltd.	5,354,987	19,257
	SCREEN Holdings Co. Ltd.	281,467	19,098
[1]	Kose Corp.	208,285	18,982
	Mitsubishi Gas Chemical Co. Inc.	1,300,481	18,813
*,1	Skylark Holdings Co. Ltd.	1,599,780	18,760
	Ito En Ltd.	410,586	18,465
	Sega Sammy Holdings Inc.	1,149,264	18,460
	Tohoku Electric Power Co. Inc.	3,436,228	18,444
*	Japan Airlines Co. Ltd.	1,066,597	18,326
	Industrial & Infrastructure Fund Investment Corp.	13,779	18,245
	Sumitomo Heavy Industries Ltd.	818,949	18,129
	Kansai Paint Co. Ltd.	1,416,842	18,088
	NOF Corp.	487,326	18,084
	Sekisui House REIT Inc.	30,027	17,820
	Keihan Holdings Co. Ltd.	709,632	17,686
	Rinnai Corp.	256,369	17,660
	Itochu Techno-Solutions Corp.	706,089	17,361
	NSK Ltd.	3,198,093	17,206
	Koei Tecmo Holdings Co. Ltd.	528,092	17,124
	Stanley Electric Co. Ltd.	1,039,012	17,057
	Hitachi Construction Machinery Co. Ltd.	767,645	17,052
	Nippon Accommodations Fund Inc.	3,377	16,991
		Shares	Market Value• ($000)
	Ryohin Keikaku Co. Ltd.	1,727,408	16,922
	Zensho Holdings Co. Ltd.	699,941	16,807
	Nippon Sanso Holdings Corp.	1,044,107	16,717
	Amada Co. Ltd.	2,252,433	16,606
	Japan Hotel REIT Investment Corp.	32,809	16,451
	Alfresa Holdings Corp.	1,223,511	16,450
[1]	Aozora Bank Ltd.	841,207	16,371
[1]	THK Co. Ltd.	866,332	16,318
	Air Water Inc.	1,282,818	16,165
[1]	Hikari Tsushin Inc.	156,810	16,120
	Hakuhodo DY Holdings Inc.	1,740,786	15,991
	LaSalle Logiport REIT	12,958	15,944
	Iida Group Holdings Co. Ltd.	1,038,421	15,942
	Food & Life Cos. Ltd.	742,052	15,920
	Seibu Holdings Inc.	1,507,438	15,885
	Activia Properties Inc.	5,278	15,769
	TechnoPro Holdings Inc.	778,590	15,629
	Nankai Electric Railway Co. Ltd.	784,649	15,577
	Cosmo Energy Holdings Co. Ltd.	564,524	15,567
	Toho Gas Co. Ltd.	644,314	15,564
	Kakaku.com Inc.	934,396	15,519
	SCSK Corp.	913,644	15,516
*	Mitsubishi Motors Corp.	4,576,601	15,438
*	Japan Airport Terminal Co. Ltd.	387,518	15,397
	J Front Retailing Co. Ltd.	1,801,221	15,377
	Denka Co. Ltd.	624,727	15,138
	Suzuken Co. Ltd.	535,786	15,103
	COMSYS Holdings Corp.	793,220	15,101
	Tokyo Century Corp.	452,280	15,026
	Japan Logistics Fund Inc.	6,443	14,896
	Medipal Holdings Corp.	1,054,096	14,870
	Hitachi Transport System Ltd.	234,799	14,837
	Alps Alpine Co. Ltd.	1,457,025	14,806
	Mitsui Fudosan Logistics Park Inc.	3,890	14,717
	Welcia Holdings Co. Ltd.	726,322	14,602
	SHO-BOND Holdings Co. Ltd.	330,837	14,581
	Tsuruha Holdings Inc.	267,311	14,546
	Mebuki Financial Group Inc.	7,331,153	14,459
	Goldwin Inc.	256,476	14,415
	ZOZO Inc.	793,315	14,353
	Casio Computer Co. Ltd.	1,545,808	14,344
	Kadokawa Corp.	661,147	14,302
	Miura Co. Ltd.	721,587	14,297
	Iwatani Corp.	369,362	14,255

22

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Chugoku Electric Power Co. Inc.	2,201,434	14,174
[1]	Sumitomo Forestry Co. Ltd.	993,827	14,134
	Shimamura Co. Ltd.	159,232	13,991
	AEON REIT Investment Corp.	12,381	13,987
	Internet Initiative Japan Inc.	398,455	13,964
	Nifco Inc.	596,534	13,952
	Teijin Ltd.	1,325,315	13,799
	Kenedix Office Investment Corp.	2,737	13,764
[1]	Kagome Co. Ltd.	559,947	13,685
	Kamigumi Co. Ltd.	707,007	13,667
	Oracle Corp. Japan	234,666	13,666
	Sanwa Holdings Corp.	1,421,037	13,608
[1]	Frontier Real Estate Investment Corp.	3,513	13,570
	Sohgo Security Services Co. Ltd.	488,081	13,553
	Nichirei Corp.	753,645	13,115
	NET One Systems Co. Ltd.	586,994	13,045
	Daiwa Securities Living Investments Corp.	14,694	12,895
[1]	Yokohama Rubber Co. Ltd.	950,743	12,888
	Tokyo Ohka Kogyo Co. Ltd.	261,703	12,808
	Mitsubishi Materials Corp.	893,730	12,793
*	Park24 Co. Ltd.	925,112	12,792
	Mori Hills REIT Investment Corp.	11,372	12,786
	Hisamitsu Pharmaceutical Co. Inc.	493,225	12,750
	Taisho Pharmaceutical Holdings Co. Ltd.	322,296	12,740
	Kewpie Corp.	752,087	12,739
	Credit Saison Co. Ltd.	1,104,827	12,679
	Fujitec Co. Ltd.	566,327	12,521
	Relo Group Inc.	769,996	12,419
	Taiheiyo Cement Corp.	833,472	12,419
	ADEKA Corp.	715,573	12,367
	Cosmos Pharmaceutical Corp.	128,721	12,363
	Shinko Electric Industries Co. Ltd.	477,472	12,332
	JTEKT Corp.	1,625,423	12,220
[1]	Coca-Cola Bottlers Japan Holdings Inc.	1,012,479	12,103
	Ulvac Inc.	353,382	12,036
[1]	Kenedix Residential Next Investment Corp.	7,451	11,952
	Nishi-Nippon Railroad Co. Ltd.	555,823	11,914
	INFRONEER Holdings Inc.	1,672,027	11,884
	Jeol Ltd.	306,984	11,882
		Shares	Market Value• ($000)
	Hachijuni Bank Ltd.	3,216,557	11,878
	Horiba Ltd.	278,133	11,865
	Lawson Inc.	352,682	11,738
	Comforia Residential REIT Inc.	4,715	11,664
	EXEO Group Inc.	729,403	11,420
	Daicel Corp.	1,843,041	11,394
	Zenkoku Hosho Co. Ltd.	362,520	11,386
[1]	Sumitomo Rubber Industries Ltd.	1,321,341	11,300
	Sugi Holdings Co. Ltd.	256,619	11,272
	Sharp Corp.	1,436,897	11,115
	Dowa Holdings Co. Ltd.	333,351	11,037
	Nihon Kohden Corp.	536,337	10,992
	Nippon Gas Co. Ltd.	771,939	10,991
	Penta-Ocean Construction Co. Ltd.	2,037,030	10,988
	Fujikura Ltd.	1,934,044	10,955
	Hulic REIT Inc.	9,247	10,907
[1]	Tokai Carbon Co. Ltd.	1,426,941	10,884
	Kobe Steel Ltd.	2,396,534	10,876
	House Foods Group Inc.	520,645	10,865
	Toyo Seikan Group Holdings Ltd.	1,034,933	10,855
[1]	Pigeon Corp.	788,350	10,846
	Konica Minolta Inc.	3,244,492	10,814
	Mitsubishi Logistics Corp.	451,243	10,809
	K's Holdings Corp	1,105,304	10,791
[1]	Nippon Electric Glass Co. Ltd.	561,070	10,746
	Sundrug Co. Ltd.	479,351	10,720
	Anritsu Corp.	988,721	10,704
	Yamazaki Baking Co. Ltd.	874,520	10,698
	Calbee Inc.	530,438	10,691
	Ain Holdings Inc.	199,484	10,682
	Mitsubishi Estate Logistics REIT Investment Corp.	3,144	10,679
[1]	Ezaki Glico Co. Ltd.	367,802	10,655
	Tsumura & Co.	471,653	10,608
	NTT UD REIT Investment Corp.	9,668	10,558
	Invincible Investment Corp.	35,657	10,503
	Aeon Mall Co. Ltd.	856,072	10,480
	Nagase & Co. Ltd.	760,921	10,467
[1]	DIC Corp.	586,691	10,416
	Mitsui High-Tec Inc.	165,982	10,347
	Ube Industries Ltd.	695,769	10,336
	Daiseki Co. Ltd.	330,840	10,328
*	SHIFT Inc.	78,711	10,322
	Kaneka Corp.	417,223	10,276
	Kinden Corp.	877,354	10,126
	Hino Motors Ltd.	1,963,804	10,109
	Zeon Corp.	1,041,725	10,105
	Daiwa Office Investment Corp.	1,958	10,058
	Sapporo Holdings Ltd.	452,163	10,045
[1]	Takashimaya Co. Ltd.	1,025,689	10,037

23

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Ship Healthcare Holdings Inc.	559,536	9,987
	Sankyu Inc.	346,450	9,975
	Japan Steel Works Ltd.	455,030	9,910
	Hirogin Holdings Inc.	2,120,530	9,883
	Tokyu REIT Inc.	6,729	9,869
	Ushio Inc.	795,887	9,857
	Topcon Corp.	747,021	9,769
	Iyo Bank Ltd.	1,972,400	9,697
	Sotetsu Holdings Inc.	559,710	9,677
	Sumitomo Dainippon Pharma Co. Ltd.	1,194,868	9,596
	Morinaga Milk Industry Co. Ltd.	266,295	9,537
	Nippon Kayaku Co. Ltd.	1,175,122	9,509
	Sankyo Co. Ltd.	310,311	9,387
	Nihon Unisys Ltd.	468,072	9,334
[1]	Mabuchi Motor Co. Ltd.	360,946	9,303
	Dexerials Corp.	346,565	9,250
	Takara Holdings Inc.	1,244,573	9,226
[1]	DMG Mori Co. Ltd.	738,776	9,188
	Mitsui Mining & Smelting Co. Ltd.	393,665	9,181
	Maruichi Steel Tube Ltd.	432,631	9,165
[1]	Bic Camera Inc.	1,058,463	9,139
	Kureha Corp.	129,579	9,127
	Toyo Tire Corp.	729,635	9,120
	Sanrio Co. Ltd.	401,274	9,115
	Morinaga & Co. Ltd.	284,153	9,105
	Fuji Corp.	616,304	9,091
	DeNA Co. Ltd.	649,403	9,070
	Fancl Corp.	492,433	9,050
[1]	Pilot Corp.	253,263	9,021
	Tokyo Seimitsu Co. Ltd.	270,881	8,929
	Seven Bank Ltd.	4,670,937	8,920
	Takeda Pharmaceutical Co. Ltd. ADR	634,713	8,911
	Nippon Shokubai Co. Ltd.	229,767	8,881
	Toda Corp.	1,662,108	8,799
	Yamaguchi Financial Group Inc.	1,597,906	8,776
	Chugoku Bank Ltd.	1,209,081	8,773
	GS Yuasa Corp.	550,045	8,607
	NSD Co. Ltd.	491,154	8,580
[1]	Fuji Soft Inc.	149,254	8,573
	Yoshinoya Holdings Co. Ltd.	464,148	8,558
	Hoshino Resorts REIT Inc.	1,761	8,522
	Toyoda Gosei Co. Ltd.	537,098	8,475
	Kenedix Retail REIT Corp.	4,163	8,450
	Sawai Group Holdings Co. Ltd.	277,601	8,419
	Amano Corp.	486,466	8,418
	Daiwabo Holdings Co. Ltd.	639,399	8,352
	ABC-Mart Inc.	187,881	8,312
	Meitec Corp.	515,340	8,308
		Shares	Market Value• ($000)
	Rengo Co. Ltd.	1,526,653	8,295
	Daiichikosho Co. Ltd.	283,855	8,278
	NIPPON REIT Investment Corp.	3,081	8,275
	Menicon Co. Ltd.	358,652	8,269
	Benesse Holdings Inc.	510,281	8,257
	Asahi Holdings Inc.	526,045	8,253
	Gunma Bank Ltd.	2,914,456	8,237
	Rakus Co. Ltd	688,614	8,220
	H.U. Group Holdings Inc.	374,455	8,142
	AEON Financial Service Co. Ltd.	859,841	8,118
	Japan Excellent Inc.	8,974	8,117
	OKUMA Corp.	214,260	8,047
	Fujitsu General Ltd.	404,650	8,035
	Seino Holdings Co. Ltd.	1,000,688	8,021
	Nippon Suisan Kaisha Ltd.	1,893,572	8,005
*	Money Forward Inc.	316,398	7,964
	Kintetsu World Express Inc.	259,103	7,945
	Yamato Kogyo Co. Ltd.	239,761	7,924
	Sakata Seed Corp.	232,375	7,831
	Aica Kogyo Co. Ltd.	373,358	7,816
	Resorttrust Inc.	476,315	7,801
	Fuyo General Lease Co. Ltd.	135,603	7,695
	Citizen Watch Co. Ltd.	1,888,396	7,682
	Kyushu Financial Group Inc.	2,674,577	7,664
	TS Tech Co. Ltd.	736,415	7,624
	Mori Trust Sogo REIT Inc.	7,219	7,556
	Katitas Co. Ltd.	349,309	7,553
	Nisshinbo Holdings Inc.	993,923	7,486
[1]	Kokuyo Co. Ltd.	589,909	7,474
	Inaba Denki Sangyo Co. Ltd.	380,306	7,463
	Kotobuki Spirits Co. Ltd.	136,495	7,429
	Hitachi Zosen Corp.	1,178,047	7,426
	Hazama Ando Corp.	1,190,217	7,387
	NHK Spring Co. Ltd.	1,111,211	7,293
	Furukawa Electric Co. Ltd.	443,174	7,272
	GMO internet Inc.	413,228	7,150
	OBIC Business Consultants Co. Ltd.	206,993	7,138
	Sumitomo Bakelite Co. Ltd.	237,366	7,117
	SMS Co. Ltd.	358,059	7,103
	Mirait Holdings Corp.	602,945	7,086
	Heiwa Real Estate REIT Inc.	6,541	7,051
	Shiga Bank Ltd.	345,130	7,042
	PALTAC Corp.	226,398	7,035
	As One Corp.	176,928	6,990
	Justsystems Corp.	244,176	6,949
	FP Corp.	331,528	6,932
	Mizuho Leasing Co. Ltd.	300,994	6,895

24

Developed Markets Index Fund
		Shares	Market Value• ($000)
[1]	Colowide Co. Ltd.	508,118	6,890
*	PeptiDream Inc.	653,814	6,889
	Yaoko Co. Ltd.	153,403	6,888
	77 Bank Ltd.	511,221	6,852
[1]	Canon Marketing Japan Inc.	328,029	6,821
	JCR Pharmaceuticals Co. Ltd.	397,501	6,816
	Shinsei Bank Ltd.	450,568	6,790
	Shoei Co. Ltd.	171,096	6,713
[1]	Pola Orbis Holdings Inc.	539,245	6,675
	Heiwa Real Estate Co. Ltd.	231,898	6,655
	Maruwa Co. Ltd.	58,152	6,635
	NOK Corp.	815,875	6,631
	Nichias Corp.	399,117	6,622
	Kaken Pharmaceutical Co. Ltd.	235,410	6,620
	Nipro Corp.	840,405	6,610
	OSG Corp.	566,558	6,607
	Kyoritsu Maintenance Co. Ltd.	176,364	6,583
	Shikoku Electric Power Co. Inc.	1,118,170	6,541
	Daido Steel Co. Ltd.	252,486	6,503
	Acom Co. Ltd.	2,779,925	6,494
	Macnica Fuji Electronics Holdings Inc.	336,250	6,486
	NEC Networks & System Integration Corp.	476,370	6,452
	Tokuyama Corp.	507,204	6,452
	Toyota Boshoku Corp.	434,127	6,449
	Central Glass Co. Ltd.	282,991	6,444
	Wacom Co. Ltd.	1,030,276	6,393
	Tomy Co. Ltd.	635,533	6,389
[1]	Toagosei Co. Ltd.	856,242	6,374
	Toei Co. Ltd.	48,672	6,368
	Fukuoka REIT Corp.	5,120	6,359
*	Shochiku Co. Ltd.	71,466	6,353
	Izumi Co. Ltd.	281,383	6,348
	Descente Ltd.	272,555	6,318
	Digital Garage Inc.	232,849	6,310
	Tokyo Steel Manufacturing Co. Ltd.	569,195	6,281
	Wacoal Holdings Corp.	395,499	6,259
	Duskin Co. Ltd.	292,914	6,248
	NS Solutions Corp.	233,422	6,235
	Jafco Co. Ltd.	515,101	6,228
	Daio Paper Corp.	592,472	6,199
	DTS Corp.	276,488	6,162
*,1	RENOVA Inc.	331,872	5,986
	Lintec Corp.	352,649	5,980
	Nippon Soda Co. Ltd.	184,559	5,931
	Kanematsu Corp.	599,659	5,916
	Nishimatsu Construction Co. Ltd.	197,813	5,911
		Shares	Market Value• ($000)
	Japan Material Co. Ltd.	410,952	5,882
	Nishi-Nippon Financial Holdings Inc.	1,058,889	5,860
	Benefit One Inc.	432,356	5,857
	Fujimi Inc.	139,030	5,841
*,1	W-Scope Corp.	348,723	5,828
	Toho Holdings Co. Ltd.	375,239	5,810
	Nikkon Holdings Co. Ltd.	364,760	5,785
*	NTN Corp.	3,029,017	5,779
	Glory Ltd.	381,267	5,753
	Systena Corp.	1,962,748	5,728
	Outsourcing Inc.	746,672	5,711
	Hokuhoku Financial Group Inc.	920,133	5,688
	Kyudenko Corp.	279,297	5,655
	EDION Corp.	601,523	5,648
	Sumitomo Osaka Cement Co. Ltd.	227,042	5,642
	Daishi Hokuetsu Financial Group Inc.	303,890	5,625
	Okumura Corp.	251,706	5,594
	Heiwa Corp.	375,818	5,580
	Sumitomo Warehouse Co. Ltd.	376,238	5,570
	Ariake Japan Co. Ltd.	134,603	5,538
	Hanwa Co. Ltd.	265,082	5,534
	Aiful Corp.	2,131,185	5,501
	Toshiba TEC Corp.	170,758	5,460
	Tadano Ltd.	827,713	5,458
	DCM Holdings Co. Ltd.	711,535	5,452
	CKD Corp.	426,350	5,448
	TOKAI Holdings Corp.	830,059	5,427
	Kumiai Chemical Industry Co. Ltd.	665,935	5,426
	Hokkoku Financial Holdings Inc.	159,393	5,423
	Global One Real Estate Investment Corp.	6,876	5,375
	Fuji Oil Holdings Inc.	337,650	5,336
	Japan Elevator Service Holdings Co. Ltd.	508,623	5,320
	Ichigo Office REIT Investment Corp.	8,480	5,288
	CRE Logistics REIT Inc.	3,793	5,275
	Tsubakimoto Chain Co.	235,185	5,271
	San-In Godo Bank Ltd.	1,082,707	5,237
	Hankyu Hanshin REIT Inc.	4,741	5,227
	Star Asia Investment Corp.	11,489	5,197
	Round One Corp.	459,726	5,169
	Japan Petroleum Exploration Co. Ltd.	220,318	5,168
	Takuma Co. Ltd.	527,151	5,168

25

Developed Markets Index Fund
		Shares	Market Value• ($000)
[1]	Toridoll Holdings Corp.	300,927	5,134
	Taiyo Holdings Co. Ltd.	242,466	5,089
	Fuji Kyuko Co. Ltd.	163,907	5,084
[1]	Create Restaurants Holdings Inc.	733,462	5,058
	Hokuetsu Corp.	973,194	5,031
	Joyful Honda Co. Ltd.	430,239	5,027
	SOSiLA Logistics REIT Inc.	4,690	5,022
	Information Services International-Dentsu Ltd.	168,342	5,018
	Takasago Thermal Engineering Co. Ltd.	419,189	4,979
	TKC Corp.	204,348	4,963
	Kumagai Gumi Co. Ltd.	244,679	4,955
[1]	Royal Holdings Co. Ltd.	277,867	4,898
	Kusuri no Aoki Holdings Co. Ltd.	114,243	4,898
	Maruha Nichiro Corp.	259,336	4,883
	Nojima Corp.	234,480	4,867
	Transcosmos Inc.	187,462	4,837
	Nippon Paper Industries Co. Ltd.	682,579	4,835
	Sanken Electric Co. Ltd.	138,737	4,832
	Itoham Yonekyu Holdings Inc.	942,923	4,803
	Japan Aviation Electronics Industry Ltd.	316,949	4,786
	H2O Retailing Corp.	616,787	4,760
	Takara Bio Inc.	335,343	4,756
	Okamura Corp.	532,431	4,749
	Paramount Bed Holdings Co. Ltd.	292,253	4,749
	Nippon Light Metal Holdings Co. Ltd.	430,698	4,735
	Hokuriku Electric Power Co.	1,205,401	4,730
	Inabata & Co. Ltd.	289,447	4,726
	Milbon Co. Ltd.	133,899	4,723
	Taikisha Ltd.	200,857	4,710
	Toyobo Co. Ltd.	637,050	4,710
*,1	Atom Corp.	810,573	4,674
[1]	BeNext-Yumeshin Group Co.	422,823	4,673
	Kohnan Shoji Co. Ltd.	172,513	4,659
[1]	KH Neochem Co. Ltd.	253,781	4,654
	Fukuyama Transporting Co. Ltd.	204,367	4,646
	Jaccs Co. Ltd.	186,605	4,622
	Senko Group Holdings Co. Ltd.	710,939	4,606
	Hokkaido Electric Power Co. Inc.	1,262,224	4,605
	Mixi Inc.	277,079	4,604
	Itochu Advance Logistics Investment Corp.	4,136	4,590
		Shares	Market Value• ($000)
	Kandenko Co. Ltd.	733,959	4,572
	Noevir Holdings Co. Ltd.	107,514	4,571
	Sangetsu Corp.	396,990	4,560
	Makino Milling Machine Co. Ltd.	145,141	4,532
	Seiren Co. Ltd.	298,710	4,455
*,1	HIS Co. Ltd.	295,566	4,443
	Nextage Co. Ltd.	256,539	4,435
	Kissei Pharmaceutical Co. Ltd.	224,640	4,397
	Nihon Parkerizing Co. Ltd.	666,948	4,391
	Kiyo Bank Ltd.	445,577	4,387
	Juroku Financial Group Inc.	253,521	4,380
	Autobacs Seven Co. Ltd.	422,376	4,352
	Matsui Securities Co. Ltd.	730,732	4,341
	GungHo Online Entertainment Inc.	243,916	4,327
	Daihen Corp.	139,431	4,326
	Raito Kogyo Co. Ltd.	315,073	4,306
	Rorze Corp.	68,517	4,298
	Seiko Holdings Corp.	201,180	4,297
	Tokai Tokyo Financial Holdings Inc.	1,571,414	4,289
	Mirai Corp.	11,637	4,284
	ZERIA Pharmaceutical Co. Ltd.	270,578	4,283
	Mochida Pharmaceutical Co. Ltd.	177,633	4,278
	Infomart Corp.	1,526,776	4,264
	Meidensha Corp.	289,443	4,253
	Mani Inc.	436,226	4,246
	Dip Corp.	152,496	4,244
	Takeuchi Manufacturing Co. Ltd.	245,716	4,216
	Starts Corp. Inc.	204,170	4,187
	Sanki Engineering Co. Ltd.	368,870	4,172
	Nippn Corp.	345,859	4,162
[1]	Snow Peak Inc.	208,193	4,149
	Monex Group Inc.	1,310,612	4,083
[1]	Nagawa Co. Ltd.	68,800	4,079
	Megmilk Snow Brand Co. Ltd.	303,925	4,067
	MOS Food Services Inc.	175,442	4,040
	eRex Co. Ltd.	247,555	4,012
*,1	euglena Co. Ltd.	577,772	4,000
	Nichiha Corp.	205,379	3,990
	Earth Corp.	104,053	3,990
	Ichibanya Co. Ltd.	114,695	3,988
	Nichicon Corp.	428,335	3,976
	Ohsho Food Service Corp.	77,051	3,974
	Nippon Steel Trading Corp.	105,445	3,953
	Daiho Corp.	115,208	3,909
	Orient Corp.	4,094,367	3,872
	Japan Securities Finance Co. Ltd.	613,909	3,865

26

Developed Markets Index Fund
		Shares	Market Value• ($000)
	San-A Co. Ltd.	127,800	3,859
*	Sansan Inc.	559,477	3,847
	KOMEDA Holdings Co. Ltd.	226,689	3,846
	Eizo Corp.	137,871	3,837
[1]	Toho Titanium Co. Ltd.	236,134	3,837
	Komeri Co. Ltd.	196,616	3,823
	Nomura Co. Ltd.	553,233	3,791
	Nisshin Oillio Group Ltd.	163,815	3,790
	Idec Corp.	183,351	3,787
	Awa Bank Ltd.	253,340	3,780
	Tokai Rika Co. Ltd.	345,794	3,772
[1]	Change Inc.	236,576	3,762
	BML Inc.	144,528	3,758
	Valor Holdings Co. Ltd.	279,034	3,758
	JCU Corp.	148,550	3,726
	eGuarantee Inc.	233,862	3,716
*	Leopalace21 Corp.	1,748,642	3,682
	Trusco Nakayama Corp.	289,679	3,673
	Toyo Ink SC Holdings Co. Ltd.	260,971	3,662
	Arcs Co. Ltd.	247,394	3,652
	Nissin Electric Co. Ltd.	324,352	3,651
	Fuso Chemical Co. Ltd.	139,260	3,649
[1]	Fuji Co. Ltd.	231,908	3,624
	KYORIN Holdings Inc.	277,099	3,623
	Hyakugo Bank Ltd.	1,489,218	3,604
	Suruga Bank Ltd.	1,325,927	3,598
	Saizeriya Co. Ltd.	181,208	3,596
*	Japan Display Inc.	7,022,124	3,583
	Sumitomo Mitsui Construction Co. Ltd.	1,049,041	3,562
	Kato Sangyo Co. Ltd.	147,925	3,551
	Nitto Boseki Co. Ltd.	206,148	3,544
	Elecom Co. Ltd.	311,993	3,513
	Tocalo Co. Ltd.	385,403	3,510
	Totetsu Kogyo Co. Ltd.	196,155	3,504
*	Chiyoda Corp.	1,112,202	3,502
	Ogaki Kyoritsu Bank Ltd.	274,628	3,495
	Nishimatsuya Chain Co. Ltd.	331,751	3,493
	Funai Soken Holdings Inc.	218,993	3,492
	Showa Sangyo Co. Ltd.	186,051	3,488
	Create SD Holdings Co. Ltd.	157,735	3,479
	One REIT Inc.	1,755	3,475
	Iriso Electronics Co. Ltd.	146,135	3,463
	S-Pool Inc.	415,199	3,461
	Hosiden Corp.	378,593	3,446
	Prima Meat Packers Ltd.	205,119	3,444
	Kameda Seika Co. Ltd.	96,233	3,424
[1]	Optex Group Co. Ltd.	229,173	3,410
		Shares	Market Value• ($000)
	ASKUL Corp.	284,787	3,404
	Japan Wool Textile Co. Ltd.	463,904	3,373
	Toyo Construction Co. Ltd.	512,119	3,373
	Mitsubishi Shokuhin Co. Ltd.	120,163	3,356
	Oki Electric Industry Co. Ltd.	610,769	3,335
	SKY Perfect JSAT Holdings Inc.	835,398	3,322
	Riken Keiki Co. Ltd.	124,420	3,319
	North Pacific Bank Ltd.	2,014,205	3,316
	Kura Sushi Inc.	141,828	3,313
	JINS Holdings Inc.	104,955	3,308
	Takara Leben Real Estate Investment Corp.	3,813	3,301
[1]	Mitsubishi Pencil Co. Ltd.	304,429	3,295
[1]	Maeda Kosen Co. Ltd.	152,095	3,289
	Nanto Bank Ltd.	223,510	3,283
	Yamazen Corp.	448,132	3,281
	Ichigo Inc.	1,415,752	3,269
	Nachi-Fujikoshi Corp.	126,795	3,257
	Yodogawa Steel Works Ltd.	195,984	3,255
	Osaka Soda Co. Ltd.	138,166	3,254
	Meiko Electronics Co. Ltd.	138,502	3,254
	Shibaura Machine Co. Ltd.	167,195	3,248
	Nippon Densetsu Kogyo Co. Ltd.	250,285	3,245
	UT Group Co. Ltd.	195,684	3,245
	Zojirushi Corp.	316,216	3,229
	Japan Lifeline Co. Ltd.	477,825	3,225
	TRE Holdings Corp.	231,667	3,225
	Fuji Seal International Inc.	295,050	3,214
	Towa Pharmaceutical Co. Ltd.	176,854	3,210
	Max Co. Ltd.	270,056	3,208
	Musashi Seimitsu Industry Co. Ltd.	312,534	3,202
	Mitsuboshi Belting Ltd.	153,467	3,200
	Yokogawa Bridge Holdings Corp.	220,733	3,177
	KYB Corp.	139,163	3,175
	Mitsui-Soko Holdings Co. Ltd.	149,294	3,170
[1]	Monogatari Corp.	72,998	3,168
	Comture Corp.	161,885	3,166
	Tokyotokeiba Co. Ltd.	108,900	3,156
	Shinmaywa Industries Ltd.	395,853	3,152
	Adastria Co. Ltd.	190,399	3,151
	Tokyo Kiraboshi Financial Group Inc.	188,630	3,151
	Okinawa Electric Power Co. Inc.	324,836	3,144
	Tri Chemical Laboratories Inc.	193,460	3,126

27

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Heiwado Co. Ltd.	211,642	3,118
	Takara Standard Co. Ltd.	336,853	3,101
	Shima Seiki Manufacturing Ltd.	200,940	3,097
[1]	Gree Inc.	510,852	3,095
	Nitto Kogyo Corp.	178,678	3,091
	Star Micronics Co. Ltd.	258,251	3,089
	TBS Holdings Inc.	245,882	3,086
	S Foods Inc.	133,664	3,081
	T Hasegawa Co. Ltd.	150,947	3,076
	Mandom Corp.	260,185	3,065
	United Super Markets Holdings Inc.	387,944	3,058
	Token Corp.	53,567	3,052
	Musashino Bank Ltd.	231,481	3,051
	UACJ Corp.	200,727	3,051
	Iino Kaiun Kaisha Ltd.	602,542	3,042
	Digital Arts Inc.	69,931	3,036
	Mitsubishi Logisnext Co. Ltd.	471,900	3,028
	Kanamoto Co. Ltd.	213,262	3,026
	Organo Corp.	48,247	3,020
	Gunze Ltd.	111,246	3,015
[1]	SAMTY Co. Ltd.	201,522	2,996
	Prestige International Inc.	598,200	2,992
[1]	Nissha Co. Ltd.	274,832	2,974
	Eiken Chemical Co. Ltd.	224,707	2,962
	MCJ Co. Ltd.	455,887	2,959
	Wakita & Co. Ltd.	335,025	2,958
	Keiyo Bank Ltd.	839,602	2,954
[1]	Hioki EE Corp.	62,746	2,947
	Yuasa Trading Co. Ltd.	118,855	2,938
	Samty Residential Investment Corp.	2,930	2,930
	United Arrows Ltd.	187,637	2,901
	Ringer Hut Co. Ltd.	167,223	2,878
	Aeon Hokkaido Corp.	358,499	2,877
	Hiday Hidaka Corp.	188,890	2,876
	Okasan Securities Group Inc.	1,151,472	2,876
[1]	Hogy Medical Co. Ltd.	129,480	2,875
	Nippon Signal Co. Ltd.	395,911	2,866
	Ai Holdings Corp.	250,218	2,866
	Maxell Ltd.	293,197	2,863
	Financial Products Group Co. Ltd.	427,384	2,861
	Senshu Ikeda Holdings Inc.	1,934,363	2,853
	Maruwa Unyu Kikan Co. Ltd.	288,881	2,851
	en japan Inc.	216,971	2,844
	Noritake Co. Ltd.	95,347	2,837
[1]	Shizuoka Gas Co. Ltd.	422,333	2,832
	Starts Proceed Investment Corp.	1,586	2,826
	Aeon Delight Co. Ltd.	128,530	2,815
		Shares	Market Value• ($000)
	Morita Holdings Corp.	287,833	2,804
	Kaga Electronics Co. Ltd.	125,264	2,801
	Fuji Media Holdings Inc.	330,614	2,800
	Megachips Corp.	119,906	2,799
	Okamoto Industries Inc.	99,586	2,796
	Ryosan Co. Ltd.	172,296	2,785
	San-Ai Oil Co. Ltd.	389,008	2,758
	Chudenko Corp.	174,025	2,740
	Fujimori Kogyo Co. Ltd.	106,650	2,735
	ValueCommerce Co. Ltd.	117,148	2,725
	Nitta Corp.	133,439	2,714
[1]	Future Corp.	261,118	2,696
*,1	OSAKA Titanium Technologies Co. Ltd.	140,461	2,696
	Simplex Holdings Inc.	207,844	2,679
	Anicom Holdings Inc.	559,394	2,671
	Roland Corp.	89,702	2,665
	Procrea Holdings Inc.	185,648	2,661
	Tsugami Corp.	318,666	2,658
[1]	Kitz Corp.	568,168	2,654
	Bank of Nagoya Ltd.	115,488	2,654
[1]	Nikkiso Co. Ltd.	446,602	2,639
	Bunka Shutter Co. Ltd.	357,249	2,628
	Sanyo Chemical Industries Ltd.	74,778	2,622
[1]	Shibuya Corp.	151,453	2,617
	Aida Engineering Ltd.	388,982	2,606
	Riso Kagaku Corp.	159,323	2,606
[1]	Noritz Corp.	242,687	2,595
	Pacific Industrial Co. Ltd.	335,336	2,594
	Life Corp.	135,596	2,589
	Piolax Inc.	174,030	2,571
	Noritsu Koki Co. Ltd.	151,690	2,568
	Yellow Hat Ltd.	202,071	2,564
	Strike Co. Ltd.	101,320	2,555
	Arata Corp.	88,584	2,551
	Raiznext Corp.	302,980	2,551
	Restar Holdings Corp.	180,908	2,541
	Belc Co. Ltd.	66,539	2,538
	Sanyo Denki Co. Ltd.	65,796	2,536
	Kanematsu Electronics Ltd.	85,103	2,533
	SBS Holdings Inc.	126,052	2,529
	Exedy Corp.	199,098	2,526
[1]	Kisoji Co. Ltd.	156,764	2,525
	Nagaileben Co. Ltd.	178,355	2,493
[1]	Shoei Foods Corp.	90,255	2,492
	Aichi Bank Ltd.	63,684	2,485
	Maruzen Showa Unyu Co. Ltd.	110,473	2,483
	YA-MAN Ltd.	194,248	2,478
	Base Co. Ltd.	58,203	2,476
	Argo Graphics Inc.	103,624	2,452
	Ricoh Leasing Co. Ltd.	95,055	2,448

28

Developed Markets Index Fund
		Shares	Market Value• ($000)
[1]	Nippon Koei Co. Ltd.	101,712	2,443
	TOMONY Holdings Inc.	1,059,140	2,439
	Yokowo Co. Ltd.	158,524	2,436
	Okinawa Financial Group Inc.	150,298	2,432
	Bell System24 Holdings Inc.	236,804	2,425
	Insource Co. Ltd.	144,648	2,424
	Itochu Enex Co. Ltd.	311,165	2,412
	Plenus Co. Ltd.	162,359	2,390
	Nippon Kanzai Co. Ltd.	124,807	2,387
	Mitani Sekisan Co. Ltd.	74,937	2,373
[1]	Tamura Corp.	569,161	2,369
	Relia Inc.	300,558	2,366
	Giken Ltd.	103,789	2,361
	Taihei Dengyo Kaisha Ltd.	108,703	2,361
	Saibu Gas Holdings Co. Ltd.	168,937	2,359
	Sankei Real Estate Inc.	3,283	2,359
	METAWATER Co. Ltd.	158,435	2,347
	Axial Retailing Inc.	102,031	2,346
	Koa Corp.	196,638	2,344
	Avex Inc.	235,787	2,342
	Shin-Etsu Polymer Co. Ltd.	268,025	2,335
	Trancom Co. Ltd.	46,392	2,333
	RS Technologies Co. Ltd.	49,865	2,329
	Sekisui Jushi Corp.	187,223	2,327
	FCC Co. Ltd.	234,002	2,326
*	Raksul Inc.	167,596	2,322
	Uchida Yoko Co. Ltd.	62,665	2,315
*	M&A Capital Partners Co. Ltd.	87,670	2,313
	Hamakyorex Co. Ltd.	108,940	2,305
	Keihanshin Building Co. Ltd.	238,362	2,305
	Hyakujushi Bank Ltd.	183,898	2,297
	Topre Corp.	312,008	2,293
[1]	KeePer Technical Laboratory Co. Ltd.	87,433	2,292
	GLOBERIDE Inc.	145,431	2,287
	Sato Holdings Corp.	165,858	2,284
	Nippon Pillar Packing Co. Ltd.	113,849	2,284
	Doutor Nichires Holdings Co. Ltd.	200,776	2,282
	Zuken Inc.	100,866	2,276
	Sanyo Special Steel Co. Ltd.	156,483	2,266
	Tokyu Construction Co. Ltd.	483,166	2,263
	Kyokuto Kaihatsu Kogyo Co. Ltd.	212,267	2,254
	Nishio Rent All Co. Ltd.	113,085	2,248
[1]	PHC Holdings Corp.	238,100	2,248
	Mizuno Corp.	130,061	2,245
	FULLCAST Holdings Co. Ltd.	139,318	2,232
	Towa Corp.	173,415	2,227
		Shares	Market Value• ($000)
	Oiles Corp.	197,866	2,226
	Nippon Seiki Co. Ltd.	348,550	2,219
	Nohmi Bosai Ltd.	162,081	2,213
	Aoyama Trading Co. Ltd.	331,572	2,205
	Infocom Corp.	146,365	2,205
	Kanto Denka Kogyo Co. Ltd.	335,772	2,190
	Intage Holdings Inc.	231,676	2,182
	Toyo Tanso Co. Ltd.	104,278	2,177
	Micronics Japan Co. Ltd.	236,005	2,168
	Sodick Co. Ltd.	361,387	2,168
	VT Holdings Co. Ltd.	609,677	2,165
	DyDo Group Holdings Inc.	58,099	2,157
	Yonex Co. Ltd.	255,659	2,155
	Fujicco Co. Ltd.	146,544	2,153
	Nippon Carbon Co. Ltd.	72,698	2,144
[1]	KFC Holdings Japan Ltd.	102,081	2,140
	Mitsuuroko Group Holdings Co. Ltd.	312,314	2,133
	Arcland Sakamoto Co. Ltd.	190,862	2,127
	PAL GROUP Holdings Co. Ltd.	159,190	2,116
	Katakura Industries Co. Ltd.	141,210	2,108
	Toa Corp.	114,541	2,094
*,1	Oisix ra daichi Inc.	170,459	2,088
	Curves Holdings Co. Ltd.	427,445	2,087
	Furukawa Co. Ltd.	235,116	2,075
	Nissan Shatai Co. Ltd.	489,497	2,073
[1]	Roland DG Corp.	87,106	2,072
[1]	Retail Partners Co. Ltd.	245,735	2,068
	Sakai Moving Service Co. Ltd.	61,606	2,062
	Japan Pulp & Paper Co. Ltd.	72,663	2,044
	Chugoku Marine Paints Ltd.	314,574	2,043
	Konishi Co. Ltd.	179,114	2,041
	Nippon Denko Co. Ltd.	797,527	2,041
[1]	Torii Pharmaceutical Co. Ltd.	86,084	2,036
	Broadleaf Co. Ltd.	623,128	2,035
	Bando Chemical Industries Ltd.	298,285	2,026
	Shin Nippon Biomedical Laboratories Ltd.	138,621	2,021
	Tsurumi Manufacturing Co. Ltd.	147,640	2,018
	SWCC Showa Holdings Co. Ltd.	160,151	2,016
	Fukushima Galilei Co. Ltd.	79,343	2,013
	YAMABIKO Corp.	238,254	2,013
	LITALICO Inc.	127,552	2,012
	Shikoku Chemicals Corp.	219,315	2,007
	Toho Bank Ltd.	1,304,682	2,005

29

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Valqua Ltd.	106,173	2,001
	NS United Kaiun Kaisha Ltd.	73,127	1,992
	Weathernews Inc.	40,584	1,989
	IDOM Inc.	358,695	1,979
	Hokuto Corp.	138,612	1,978
	MARUKA FURUSATO Corp.	110,779	1,978
	TechMatrix Corp.	158,558	1,971
	Kurabo Industries Ltd.	137,638	1,970
	Teikoku Sen-I Co. Ltd.	161,831	1,969
	Fujibo Holdings Inc.	82,148	1,968
	Nippon Ceramic Co. Ltd.	130,315	1,962
	Mori Trust Hotel REIT Inc.	2,109	1,954
	Sakata INX Corp.	288,948	1,947
	Joshin Denki Co. Ltd.	135,008	1,934
	Yondoshi Holdings Inc.	144,559	1,933
	Sumitomo Densetsu Co. Ltd.	100,858	1,929
	Yokorei Co. Ltd.	296,268	1,923
	Carta Holdings Inc.	143,789	1,921
	Hirata Corp.	61,674	1,917
[1]	J Trust Co. Ltd.	586,085	1,910
	Komatsu Matere Co. Ltd.	228,964	1,903
	Ki-Star Real Estate Co. Ltd.	54,871	1,902
	Sanyo Electric Railway Co. Ltd.	118,920	1,899
	Tsubaki Nakashima Co. Ltd.	284,676	1,898
	TOC Co. Ltd.	356,412	1,892
	Nippon Thompson Co. Ltd.	494,192	1,888
	Aruhi Corp.	251,595	1,882
	Direct Marketing MiX Inc.	147,583	1,880
*	Matsuya Co. Ltd.	272,847	1,868
	Ishihara Sangyo Kaisha Ltd.	251,897	1,862
	Press Kogyo Co. Ltd.	632,839	1,860
	ARTERIA Networks Corp.	205,933	1,858
*,1	Management Solutions Co. Ltd.	110,065	1,853
	Osaka Organic Chemical Industry Ltd.	113,362	1,850
*	Nippon Sheet Glass Co. Ltd.	656,743	1,849
	Pasona Group Inc.	132,992	1,849
	Ines Corp.	153,980	1,846
[1]	Midac Holdings Co. Ltd.	88,856	1,842
	Nippon Fine Chemical Co. Ltd.	131,801	1,840
	Tanseisha Co. Ltd.	303,979	1,829
[1]	Pharma Foods International Co. Ltd.	175,150	1,829
	T-Gaia Corp.	152,731	1,822
	Alconix Corp.	191,229	1,809
	Belluna Co. Ltd.	328,788	1,808
		Shares	Market Value• ($000)
	Konoike Transport Co. Ltd.	192,760	1,802
	Pacific Metals Co. Ltd.	103,858	1,801
	Takasago International Corp.	100,091	1,801
	San ju San Financial Group Inc.	175,247	1,801
	Komori Corp.	298,050	1,795
*	Vision Inc.	188,007	1,790
	Marudai Food Co. Ltd.	157,873	1,788
*,1	Kappa Create Co. Ltd.	167,639	1,776
	Kyokuyo Co. Ltd.	69,616	1,774
	Yamanashi Chuo Bank Ltd.	210,627	1,766
	Sinko Industries Ltd.	146,538	1,764
[1]	Tama Home Co. Ltd.	97,433	1,762
	Matsuyafoods Holdings Co. Ltd.	61,383	1,761
	Siix Corp.	250,674	1,758
[1]	Chofu Seisakusho Co. Ltd.	135,062	1,757
[1]	Fujio Food Group Inc.	181,073	1,756
	Keiyo Co. Ltd.	261,683	1,751
	Doshisha Co. Ltd.	150,836	1,747
	Sintokogio Ltd.	350,246	1,743
	Koshidaka Holdings Co. Ltd.	310,616	1,743
	Mitsui DM Sugar Holdings Co. Ltd.	123,884	1,742
	Daiki Aluminium Industry Co. Ltd.	197,680	1,741
	Sinfonia Technology Co. Ltd.	175,975	1,737
	Tosei Corp.	186,302	1,731
	Key Coffee Inc.	111,419	1,728
[1]	Tamron Co. Ltd.	93,251	1,728
	Solasto Corp.	320,542	1,728
	Asahi Diamond Industrial Co. Ltd.	371,774	1,726
[1]	Alpen Co. Ltd.	115,691	1,726
	Hosokawa Micron Corp.	89,486	1,717
	Miyazaki Bank Ltd.	111,129	1,716
	Hibiya Engineering Ltd.	119,572	1,714
	Sinanen Holdings Co. Ltd.	68,206	1,714
[1]	Ryoyo Electro Corp.	103,353	1,713
	Geo Holdings Corp.	187,048	1,702
	Mimasu Semiconductor Industry Co. Ltd.	109,173	1,701
	Usen-Next Holdings Co. Ltd.	118,644	1,701
	Daiichi Jitsugyo Co. Ltd.	69,023	1,700
*	Nippon Chemi-Con Corp.	135,472	1,698
	TPR Co. Ltd.	191,975	1,697
	Oyo Corp.	138,603	1,696
	Qol Holdings Co. Ltd.	162,571	1,689
	Zenrin Co. Ltd.	246,063	1,675
	Bank of the Ryukyus Ltd.	287,005	1,672

30

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Elan Corp.	216,486	1,671
[1]	EM Systems Co. Ltd.	234,849	1,666
	Nittetsu Mining Co. Ltd.	43,888	1,661
	Starzen Co. Ltd.	113,060	1,660
	TV Asahi Holdings Corp.	152,003	1,657
	Senshu Electric Co. Ltd.	46,609	1,657
	COLOPL Inc.	342,626	1,656
[1]	Macromill Inc.	249,281	1,655
	Tsukishima Kikai Co. Ltd.	256,306	1,647
	Bank of Iwate Ltd.	110,873	1,642
	Shikoku Bank Ltd.	263,792	1,642
	Unipres Corp.	277,205	1,638
	Tenma Corp.	96,361	1,635
	ES-Con Japan Ltd.	287,751	1,626
	Airtrip Corp.	86,009	1,621
	Ehime Bank Ltd.	242,670	1,610
	Nippon Yakin Kogyo Co. Ltd.	103,337	1,610
	Union Tool Co.	67,741	1,610
	Takamatsu Construction Group Co. Ltd.	105,582	1,605
	ESPEC Corp.	124,572	1,584
	Marusan Securities Co. Ltd.	438,619	1,581
[1]	I'll Inc.	138,285	1,581
	Dai-Dan Co. Ltd.	101,696	1,580
	Kyoei Steel Ltd.	154,832	1,577
	HI-LEX Corp.	190,091	1,576
	Sun Frontier Fudousan Co. Ltd.	190,757	1,568
	Inageya Co. Ltd.	171,534	1,566
	Takara Leben Co. Ltd.	589,945	1,563
	Tokyo Electron Device Ltd.	41,199	1,559
	Anest Iwata Corp.	231,965	1,550
	Softcreate Holdings Corp.	54,683	1,549
	Meisei Industrial Co. Ltd.	298,323	1,548
	Nissei ASB Machine Co. Ltd.	59,420	1,548
	Riso Kyoiku Co. Ltd.	657,922	1,547
	Onward Holdings Co. Ltd.	819,070	1,540
[1]	Ryobi Ltd.	201,511	1,539
	Pressance Corp.	137,970	1,535
	Daito Pharmaceutical Co. Ltd.	74,819	1,535
[1]	MEC Co. Ltd.	93,594	1,535
	Hakuto Co. Ltd.	81,557	1,524
	Fukui Bank Ltd.	152,995	1,523
*	MedPeer Inc.	110,795	1,513
	Torishima Pump Manufacturing Co. Ltd.	159,594	1,508
	Oita Bank Ltd.	109,122	1,506
	Seikagaku Corp.	249,059	1,501
	Daikyonishikawa Corp.	390,488	1,500
[1]	Arcland Service Holdings Co. Ltd.	96,644	1,499
		Shares	Market Value• ($000)
[1]	Genky DrugStores Co. Ltd.	60,160	1,496
	Toho Zinc Co. Ltd.	94,546	1,492
	Obara Group Inc.	69,392	1,480
	Daiken Corp.	109,319	1,480
	J-Oil Mills Inc.	124,439	1,476
	Yamagata Bank Ltd.	221,806	1,472
	Poletowin Pitcrew Holdings Inc.	214,751	1,471
	Nichiden Corp.	105,183	1,467
	AOKI Holdings Inc.	284,925	1,464
	TSI Holdings Co. Ltd.	568,349	1,454
	Tachi-S Co. Ltd.	179,932	1,452
	Halows Co. Ltd.	64,694	1,444
	Daiwa Industries Ltd.	178,218	1,443
	Rheon Automatic Machinery Co. Ltd.	154,642	1,443
*,1	giftee Inc.	163,530	1,436
	Alpha Systems Inc.	45,438	1,434
	WingArc1st Inc.	124,048	1,431
[1]	Mie Kotsu Group Holdings Inc.	393,637	1,430
	Goldcrest Co. Ltd.	112,353	1,424
[1]	Computer Engineering & Consulting Ltd.	168,004	1,421
	Riken Vitamin Co. Ltd.	113,218	1,421
	Chubu Shiryo Co. Ltd.	184,210	1,420
	Tokai Corp.	114,768	1,409
	G-Tekt Corp.	149,901	1,408
	JVCKenwood Corp.	1,080,473	1,408
	JAC Recruitment Co. Ltd.	109,739	1,407
	Nichireki Co. Ltd.	146,802	1,406
	Shinko Shoji Co. Ltd.	216,046	1,404
	Akita Bank Ltd.	114,825	1,403
	Canon Electronics Inc.	124,003	1,399
	Yurtec Corp.	256,757	1,395
*	Atrae Inc.	108,193	1,391
[1]	Rock Field Co. Ltd.	129,705	1,390
	Sakai Chemical Industry Co. Ltd.	99,622	1,384
	Onoken Co. Ltd.	133,659	1,380
	Tachibana Eletech Co. Ltd.	123,006	1,379
	Nippon Television Holdings Inc.	154,425	1,374
[1]	GMO GlobalSign Holdings KK	37,641	1,374
	DKK Co. Ltd.	79,428	1,364
	Denyo Co. Ltd.	115,647	1,357
	V Technology Co. Ltd.	65,653	1,354
	Itochu-Shokuhin Co. Ltd.	37,513	1,354
	Mitsubishi Research Institute Inc.	44,479	1,353
	Furuno Electric Co. Ltd.	181,338	1,352
	Futaba Corp.	274,511	1,347
	Pack Corp.	81,267	1,347
	Nihon Nohyaku Co. Ltd.	262,063	1,340

31

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Teikoku Electric Manufacturing Co. Ltd.	113,668	1,337
	Maxvalu Tokai Co. Ltd.	66,965	1,337
	Aichi Steel Corp.	86,985	1,335
	Toenec Corp.	51,623	1,332
	Sparx Group Co. Ltd.	677,935	1,325
	Matsuda Sangyo Co. Ltd.	89,337	1,323
	Sagami Holdings Corp.	157,367	1,318
*,1	Open Door Inc.	96,296	1,314
	Tonami Holdings Co. Ltd.	50,574	1,312
	Kanagawa Chuo Kotsu Co. Ltd.	51,071	1,309
	Okabe Co. Ltd.	290,987	1,307
[1]	Fujiya Co. Ltd.	73,699	1,306
	Gakken Holdings Co. Ltd.	185,574	1,304
	Vector Inc.	182,790	1,303
	Cawachi Ltd.	81,931	1,296
	Nippon Parking Development Co. Ltd.	1,023,331	1,286
	Shindengen Electric Manufacturing Co. Ltd.	51,358	1,284
	Tokushu Tokai Paper Co. Ltd.	55,106	1,281
	World Co. Ltd.	127,047	1,281
	Eagle Industry Co. Ltd.	177,449	1,278
	Tochigi Bank Ltd.	675,333	1,278
	ASAHI YUKIZAI Corp.	86,487	1,275
	G-7 Holdings Inc.	120,059	1,274
	Aisan Industry Co. Ltd.	242,283	1,273
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	97,940	1,265
	Kamei Corp.	162,892	1,262
[1]	V-Cube Inc.	149,442	1,260
*	Mitsui E&S Holdings Co. Ltd.	508,269	1,255
[1]	Link And Motivation Inc.	354,959	1,254
	Cybozu Inc.	179,632	1,250
	Fukui Computer Holdings Inc.	49,444	1,246
	Sumitomo Seika Chemicals Co. Ltd.	58,078	1,237
	Shin Nippon Air Technologies Co. Ltd.	90,783	1,231
	Proto Corp.	163,432	1,230
	Happinet Corp.	104,520	1,226
*,1	Fujita Kanko Inc.	58,127	1,225
	Daido Metal Co. Ltd.	319,056	1,224
	Fukuda Corp.	35,435	1,217
	Shinwa Co. Ltd.	78,412	1,213
	Japan Transcity Corp.	333,688	1,213
	Oriental Shiraishi Corp.	688,476	1,213
[1]	Taki Chemical Co. Ltd.	36,667	1,212
		Shares	Market Value• ($000)
	Futaba Industrial Co. Ltd.	425,028	1,202
	Neturen Co. Ltd.	246,419	1,188
	Chiyoda Integre Co. Ltd.	83,747	1,186
	Topy Industries Ltd.	118,051	1,186
	Chori Co. Ltd.	82,072	1,183
	Studio Alice Co. Ltd.	67,234	1,182
	JM Holdings Co. Ltd.	100,719	1,180
	Nippon Road Co. Ltd.	25,092	1,175
	Tekken Corp.	88,688	1,174
	Ichiyoshi Securities Co. Ltd.	243,646	1,169
	CONEXIO Corp.	119,560	1,169
	Warabeya Nichiyo Holdings Co. Ltd.	89,096	1,165
*	PIA Corp.	47,853	1,160
	Nissin Sugar Co. Ltd.	89,967	1,151
	gremz Inc.	103,655	1,147
*,1	SRE Holdings Corp.	67,964	1,145
	World Holdings Co. Ltd.	70,135	1,143
*,1	Net Protections Holdings Inc.	322,800	1,143
	FIDEA Holdings Co. Ltd.	120,055	1,140
	Marvelous Inc.	229,895	1,138
	Vital KSK Holdings Inc.	223,215	1,136
	Aichi Corp.	179,484	1,134
	Aiphone Co. Ltd.	88,745	1,131
	Modec Inc.	131,417	1,131
[1]	K&O Energy Group Inc.	102,552	1,130
	Shibusawa Warehouse Co. Ltd.	71,880	1,125
	CMK Corp.	354,639	1,120
	Icom Inc.	62,168	1,120
	Tosho Co. Ltd.	121,563	1,116
	Toyo Corp.	136,249	1,114
	Sankyo Seiko Co. Ltd.	236,436	1,109
	CI Takiron Corp.	279,000	1,109
*	Kintetsu Department Store Co. Ltd.	61,618	1,106
	YAKUODO Holdings Co. Ltd.	71,372	1,102
	Sumitomo Riko Co. Ltd.	251,609	1,093
	Miroku Jyoho Service Co. Ltd.	123,848	1,088
	Chilled & Frozen Logistics Holdings Co. Ltd.	138,884	1,087
[1]	Inui Global Logistics Co. Ltd.	84,153	1,084
	Okuwa Co. Ltd.	173,744	1,082
	St. Marc Holdings Co. Ltd.	92,569	1,080
	Xebio Holdings Co. Ltd.	156,633	1,070
	Nagatanien Holdings Co. Ltd.	72,886	1,068
	Ryoden Corp.	91,106	1,064
	Raccoon Holdings Inc.	85,890	1,063

32

Developed Markets Index Fund
		Shares	Market Value• ($000)
	SRA Holdings	51,843	1,061
	Achilles Corp.	106,876	1,058
[1]	Kansai Super Market Ltd.	120,466	1,054
	Chukyo Bank Ltd.	84,657	1,052
	Tayca Corp.	118,254	1,051
*,1	KNT-CT Holdings Co. Ltd.	84,869	1,050
	Riken Technos Corp.	329,319	1,047
	SIGMAXYZ Holdings Inc.	130,292	1,046
	Nippon Beet Sugar Manufacturing Co. Ltd.	82,970	1,045
	Japan Medical Dynamic Marketing Inc.	88,564	1,041
	Yahagi Construction Co. Ltd.	186,629	1,039
	Nichiban Co. Ltd.	86,809	1,031
	Enplas Corp.	43,890	1,029
	Stella Chemifa Corp.	57,895	1,022
	SB Technology Corp.	63,534	1,020
	Kenko Mayonnaise Co. Ltd.	95,401	1,019
	Hoosiers Holdings	172,437	1,019
	Amuse Inc.	71,194	1,012
	Feed One Co. Ltd.	200,035	1,006
[1]	BRONCO BILLY Co. Ltd.	57,262	1,006
	Kurimoto Ltd.	82,044	998
	Riken Corp.	57,663	994
	Sanei Architecture Planning Co. Ltd.	82,063	994
[1]	Ichikoh Industries Ltd.	386,094	993
	Takaoka Toko Co. Ltd.	79,640	993
	Osaki Electric Co. Ltd.	275,630	992
	Hokkaido Gas Co. Ltd.	80,086	991
	Yukiguni Maitake Co. Ltd.	149,269	991
	Dai Nippon Toryo Co. Ltd.	189,165	988
	CTS Co. Ltd.	167,728	988
	Bank of Saga Ltd.	90,787	987
	Central Security Patrols Co. Ltd.	49,415	987
	Fixstars Corp.	140,650	987
	Moriroku Holdings Co. Ltd.	74,703	981
	Yorozu Corp.	149,914	979
	Towa Bank Ltd.	256,077	975
	Hodogaya Chemical Co. Ltd.	40,018	974
	ASKA Pharmaceutical Holdings Co. Ltd.	131,305	972
	France Bed Holdings Co. Ltd.	144,975	970
*	KLab Inc.	217,750	966
	Osaka Steel Co. Ltd.	88,526	964
	Melco Holdings Inc.	37,690	962
	JDC Corp.	249,519	961
	Fudo Tetra Corp.	84,337	960
	Toyo Kanetsu KK	49,271	960
		Shares	Market Value• ($000)
	Kyosan Electric Manufacturing Co. Ltd.	301,004	959
	Honeys Holdings Co. Ltd.	112,490	958
	Chiyoda Co. Ltd.	167,035	954
	Rokko Butter Co. Ltd.	91,786	952
*,1	Sourcenext Corp.	557,588	950
	Toa Corp. (XTKS)	170,991	950
[1]	IR Japan Holdings Ltd.	62,874	950
[1]	Daikokutenbussan Co. Ltd.	32,468	933
	Elematec Corp.	99,983	927
	Nissin Corp.	78,854	925
*,1	Nichi-iko Pharmaceutical Co. Ltd.	352,569	920
	Tokyo Energy & Systems Inc.	128,080	913
*	Optim Corp.	164,193	911
	Asahi Co. Ltd.	96,340	909
	Optorun Co. Ltd.	68,405	908
	Hochiki Corp.	94,876	900
	Digital Holdings Inc.	99,939	900
	WDB Holdings Co. Ltd.	52,962	896
	Aeon Fantasy Co. Ltd.	45,073	893
*,1	WATAMI Co. Ltd.	131,258	889
	Kanaden Corp.	117,206	880
	Krosaki Harima Corp.	27,590	873
	Ministop Co. Ltd.	80,383	867
	Koatsu Gas Kogyo Co. Ltd.	177,389	864
	Maezawa Kyuso Industries Co. Ltd.	131,454	864
	Nippon Coke & Engineering Co. Ltd.	1,013,050	864
	ST Corp.	77,518	862
	DKS Co. Ltd.	54,542	861
	ZIGExN Co. Ltd.	368,730	858
	Shinnihon Corp.	164,848	857
	Iseki & Co. Ltd.	98,729	855
	Sumida Corp.	144,373	850
	Seika Corp.	70,164	849
	Advan Group Co. Ltd.	145,032	844
	Kyodo Printing Co. Ltd.	45,696	834
[1]	Tess Holdings Co. Ltd.	95,761	831
	Arakawa Chemical Industries Ltd.	113,189	827
	Hisaka Works Ltd.	133,559	826
	Shimizu Bank Ltd.	75,898	821
	Toa Oil Co. Ltd.	45,136	819
	Sankyo Tateyama Inc.	201,761	818
	Ubicom Holdings Inc.	47,071	817
	Kawada Technologies Inc.	31,567	816
	Cosel Co. Ltd.	134,465	812
	Nihon Chouzai Co. Ltd.	83,030	805

33

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Yushin Precision Equipment Co. Ltd.	156,000	803
*,1	Kourakuen Holdings Corp.	82,063	787
	Mars Group Holdings Corp.	64,396	785
	Tatsuta Electric Wire and Cable Co. Ltd.	231,943	785
	Nippon Rietec Co. Ltd.	108,697	784
	Hito Communications Holdings Inc.	69,880	781
	JSP Corp.	75,924	779
*,1	Taiko Pharmaceutical Co. Ltd.	181,125	762
	LEC Inc.	160,053	755
	Tomoku Co. Ltd.	67,705	749
	Nitto Kohki Co. Ltd.	66,900	735
*	BrainPad Inc.	98,930	726
*	Gurunavi Inc.	253,539	724
[1]	Medical Data Vision Co. Ltd.	96,703	724
	Kojima Co. Ltd.	149,555	722
	FAN Communications Inc.	253,644	721
	Artnature Inc.	135,500	721
[1]	Furukawa Battery Co. Ltd.	80,297	720
	Nihon Tokushu Toryo Co. Ltd.	96,520	715
	Sanoh Industrial Co. Ltd.	147,165	710
	NEC Capital Solutions Ltd.	47,030	707
	Fuso Pharmaceutical Industries Ltd.	44,642	706
	MTI Ltd.	194,175	702
	Ebase Co. Ltd.	177,512	696
[1]	Inaba Seisakusho Co. Ltd.	67,743	693
	Fuji Pharma Co. Ltd.	99,463	693
	Taisei Lamick Co. Ltd.	35,721	691
	Pronexus Inc.	86,944	686
	Nippon Sharyo Ltd.	44,431	679
	Central Sports Co. Ltd.	36,729	676
	Tsutsumi Jewelry Co. Ltd.	46,070	675
[1]	Tokyo Individualized Educational Institute Inc.	145,137	670
	Kyokuto Securities Co. Ltd.	131,359	669
	Tv Tokyo Holdings Corp.	46,503	668
	JP-Holdings Inc.	356,703	664
	CMIC Holdings Co. Ltd.	62,561	662
	Akatsuki Inc.	32,502	652
*	Jamco Corp.	71,580	651
	Okura Industrial Co. Ltd.	51,597	649
	Mitsuba Corp.	219,425	648
	Linical Co. Ltd.	107,878	641
*,1	FDK Corp.	109,288	637
		Shares	Market Value• ($000)
	Japan Best Rescue System Co. Ltd.	114,186	624
*	Unitika Ltd.	363,762	622
*	Akebono Brake Industry Co. Ltd.	542,566	619
	Tokyo Rakutenchi Co. Ltd.	21,060	611
[1]	CAC Holdings Corp.	60,013	608
[1]	Daisyo Corp.	67,791	605
[1]	Kitanotatsujin Corp.	401,710	605
	Sanshin Electronics Co. Ltd.	52,811	596
	Airport Facilities Co. Ltd.	151,162	595
	Hokkan Holdings Ltd.	65,429	591
	LIFULL Co. Ltd.	487,803	586
*	Istyle Inc.	346,167	584
	Corona Corp. Class A	94,836	572
[1]	Yamashin-Filter Corp.	245,644	566
*,1	Gunosy Inc.	102,774	565
	Chuo Spring Co. Ltd.	107,880	551
*	Godo Steel Ltd.	55,451	550
	Ohara Inc.	61,097	534
[1]	Kanamic Network Co. Ltd.	129,606	533
[1]	I-PEX Inc.	56,442	530
[1]	Kamakura Shinsho Ltd.	125,263	525
	Media Do Co. Ltd.	42,088	522
	Enigmo Inc.	146,156	517
	Nihon Trim Co. Ltd.	27,019	502
	Sekisui Kasei Co. Ltd.	166,741	502
[1]	CHIMNEY Co. Ltd.	53,904	498
*	TerraSky Co. Ltd.	45,246	491
[1]	Oro Co. Ltd.	39,522	488
	Gecoss Corp.	78,885	480
	Taiho Kogyo Co. Ltd.	96,611	476
	Cleanup Corp.	112,468	475
*	RPA Holdings Inc.	191,370	468
	Nisso Corp.	108,107	458
	Shimojima Co. Ltd.	63,272	448
[1]	Fibergate Inc.	57,641	406
*,1	COOKPAD Inc.	271,541	405
	Wowow Inc.	35,634	396
	Takamiya Co. Ltd.	136,908	396
*,1	Right On Co. Ltd.	65,911	362
	Nakayama Steel Works Ltd.	106,563	336
*	Tokyo Base Co. Ltd.	136,684	326
[1]	Robot Home Inc.	224,508	296
*	Heroz Inc.	38,610	231
			27,963,473
Netherlands (3.2%)
	ASML Holding NV	2,775,848	1,311,416
	Prosus NV	6,336,246	410,295
*,2	Adyen NV	213,355	307,899
	ING Groep NV	27,434,034	270,269
	Koninklijke Ahold Delhaize NV	7,334,887	190,920
	Wolters Kluwer NV	1,874,890	181,711
	Koninklijke DSM NV	1,259,744	180,459
	Heineken NV	1,724,906	157,004
	Koninklijke Philips NV	6,316,254	135,474

34

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Universal Music Group NV	5,410,759	108,410
	NN Group NV	2,159,491	97,810
	ArcelorMittal SA	3,962,202	88,854
	ASM International NV	346,330	86,169
	Akzo Nobel NV	1,281,174	83,786
	Koninklijke KPN NV	23,157,205	82,396
	IMCD NV	413,104	56,486
	Heineken Holding NV	765,678	55,622
	Aegon NV	12,825,516	55,235
	ASR Nederland NV	969,531	39,089
	Randstad NV	795,968	38,469
*	Unibail-Rodamco-Westfield	745,564	37,904
[1,2]	ABN AMRO Bank NV GDR	3,000,355	33,714
[2]	Signify NV	905,838	29,884
	Aalberts NV	699,277	27,155
	BE Semiconductor Industries NV	546,316	26,105
	OCI NV	702,923	23,123
*,2	Just Eat Takeaway.com NV	1,325,807	20,833
*	Galapagos NV	352,691	19,556
	Boskalis Westminster	577,959	19,362
	Arcadis NV	518,445	17,364
	JDE Peet's NV	605,388	17,237
	SBM Offshore NV	1,111,764	15,057
*,2	Basic-Fit NV	381,775	14,387
	Corbion NV	431,052	12,986
*,2	Intertrust NV	647,917	12,978
	Koninklijke Vopak NV	473,229	11,926
	TKH Group NV GDR	295,303	11,125
	APERAM SA	340,395	9,454
*	Fugro NV	739,227	9,305
*	InPost SA	1,471,197	8,524
[1]	PostNL NV	2,749,823	8,331
	Eurocommercial Properties NV	376,349	8,086
*,2	Alfen Beheer BV	80,293	7,383
	AMG Advanced Metallurgical Group NV	226,392	5,818
[2]	CTP NV	474,880	5,467
[2]	Flow Traders	186,886	5,362
*	Sligro Food Group NV	250,010	4,729
	NSI NV	129,169	4,447
[1]	Wereldhave NV	290,522	4,364
*	Koninklijke BAM Groep NV	1,782,836	4,205
	Majorel Group Luxembourg SA	148,664	3,949
*	TomTom NV	485,165	3,577
	Vastned Retail NV	125,707	2,807
	Brunel International NV	144,161	1,568
[2]	B&S Group Sarl	216,728	1,136
[1]	ForFarmers NV	260,296	725
	Aegon NV ADR (Registered)	18,190	80
			4,387,786
		Shares	Market Value• ($000)
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	4,145,194	51,640
	Spark New Zealand Ltd.	13,602,514	40,709
*	Auckland International Airport Ltd.	8,612,734	38,582
	EBOS Group Ltd.	1,140,459	27,746
	Meridian Energy Ltd.	8,977,092	26,196
	Contact Energy Ltd.	5,685,908	25,814
	Mainfreight Ltd.	584,350	25,473
	Fletcher Building Ltd.	5,697,213	17,887
	Infratil Ltd.	3,727,832	17,860
	Mercury NZ Ltd.	4,964,331	17,480
	Ryman Healthcare Ltd.	2,975,664	16,520
*	a2 Milk Co. Ltd.	5,371,087	16,512
	Chorus Ltd.	3,221,446	14,508
	SKYCITY Entertainment Group Ltd.	5,477,254	9,952
	Summerset Group Holdings Ltd.	1,649,436	9,881
	Goodman Property Trust	7,871,593	9,805
	Precinct Properties New Zealand Ltd.	9,563,109	8,170
	Kiwi Property Group Ltd.	11,187,234	6,810
	Freightways Ltd.	1,149,062	6,551
	Genesis Energy Ltd.	3,678,432	6,084
	Vital Healthcare Property Trust	3,438,332	5,777
	Arvida Group Ltd.	5,171,286	4,775
	Vector Ltd.	1,806,226	4,703
	Argosy Property Ltd.	5,960,162	4,592
*	Pushpay Holdings Ltd.	5,408,915	4,272
	Skellerup Holdings Ltd.	1,290,801	4,264
*	Air New Zealand Ltd.	10,837,367	3,852
	Heartland Group Holdings Ltd.	2,999,337	3,562
	Stride Property Group	3,434,858	3,556
	KMD Brands Ltd.	4,151,967	2,845
	Oceania Healthcare Ltd.	4,859,674	2,816
	Scales Corp. Ltd.	808,540	2,191
*	Pacific Edge Ltd.	5,037,828	2,145
*	SKY Network Television Ltd.	1,224,521	1,807
*	Vista Group International Ltd.	1,524,321	1,615
*	Serko Ltd.	684,046	1,580
*	Tourism Holdings Ltd.	1,079,857	1,565
	Restaurant Brands New Zealand Ltd.	228,318	1,542
*,1	Synlait Milk Ltd.	768,389	1,495
			453,134
Norway (0.8%)
	Equinor ASA	6,964,261	242,672
	DNB Bank ASA	7,432,799	134,560
	Mowi ASA	3,204,075	73,270
	Telenor ASA	4,592,607	61,372

35

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Norsk Hydro ASA	9,693,196	54,779
	Yara International ASA	1,178,773	49,392
	Orkla ASA	5,532,061	44,316
	TOMRA Systems ASA	1,695,685	31,825
	Aker BP ASA	914,297	31,665
	Salmar ASA	394,410	27,923
	Gjensidige Forsikring ASA	1,228,995	25,018
	Storebrand ASA	3,423,352	24,614
	Bakkafrost P/F	370,414	23,873
	Kongsberg Gruppen ASA	543,449	19,545
*	Nordic Semiconductor ASA	1,139,886	17,996
*	Adevinta ASA	2,012,164	14,813
	SpareBank 1 SR-Bank ASA	1,279,509	13,943
	Aker ASA Class A	174,572	13,491
	Leroy Seafood Group ASA	1,873,598	13,415
	Subsea 7 SA	1,672,906	13,361
*,1	NEL ASA	10,668,643	13,060
	Schibsted ASA Class B	742,600	12,164
	TGS ASA	838,139	11,768
	Borregaard ASA	718,198	11,740
	SpareBank 1 SMN	944,417	11,152
	Schibsted ASA Class A	528,578	9,548
*,1	Frontline Ltd.	895,756	8,038
	Austevoll Seafood ASA	654,864	7,724
[2]	Scatec ASA	858,480	7,466
*,2	Crayon Group Holding ASA	577,527	7,404
	Veidekke ASA	772,372	7,047
	Atea ASA	599,653	6,254
[2]	Elkem ASA	1,923,838	6,180
*,2	AutoStore Holdings Ltd.	4,210,061	6,101
	Grieg Seafood ASA	403,922	5,790
	DNO ASA	3,835,095	5,324
[2]	Entra ASA	409,232	5,186
	Bonheur ASA	140,932	5,138
	MPC Container Ships ASA	2,383,989	4,755
*,1	Kahoot! ASA	2,376,323	4,415
*	Aker Carbon Capture ASA	2,464,837	4,250
[2]	BW LPG Ltd.	560,533	4,165
	Wallenius Wilhelmsen ASA	746,750	4,055
	Stolt-Nielsen Ltd.	158,557	3,360
	Sparebank 1 Oestlandet	221,091	2,651
*	Norway Royal Salmon ASA	102,719	2,624
	Arendals Fossekompani A/S	80,335	2,297
*	Hexagon Composites ASA	824,254	2,279
	BW Offshore Ltd.	640,059	1,735
*,1	Aker Horizons Holding ASA	1,034,813	1,701
		Shares	Market Value• ($000)
*	BW Energy Ltd.	465,083	1,203
			1,118,417
Poland (0.2%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	6,176,211	38,740
	Polski Koncern Naftowy ORLEN SA	2,258,720	34,684
	Powszechny Zaklad Ubezpieczen SA	4,089,786	27,419
	KGHM Polska Miedz SA	990,001	26,451
*,2	Dino Polska SA	350,785	25,020
	Bank Polska Kasa Opieki SA	1,138,877	20,848
	LPP SA	8,107	16,379
	Polskie Gornictwo Naftowe i Gazownictwo SA	12,654,096	16,142
*,1,2	Allegro.eu SA	2,822,805	15,175
*	PGE Polska Grupa Energetyczna SA	5,312,470	12,684
	Santander Bank Polska SA	215,064	11,209
	Grupa Lotos SA	705,347	10,887
[1]	CD Projekt SA	479,300	10,298
	Cyfrowy Polsat SA	1,963,891	9,303
	Orange Polska SA	4,881,488	6,832
	Asseco Poland SA	401,543	6,778
	KRUK SA	122,317	6,530
*,2	Pepco Group NV	791,991	6,160
*,1	Jastrzebska Spolka Weglowa SA	378,909	5,424
*	Tauron Polska Energia SA	6,841,037	5,277
*	mBank SA	92,628	4,675
*	Alior Bank SA	667,947	4,089
*	Bank Millennium SA	4,440,927	3,865
*	Grupa Azoty SA	327,213	3,292
*	Enea SA	1,493,268	3,255
*,1	CCC SA	284,727	2,952
	Bank Handlowy w Warszawie SA	230,939	2,904
*	AmRest Holdings SE	508,868	2,056
	Warsaw Stock Exchange	195,585	1,640
*	Ciech SA	188,644	1,583
	Kernel Holding SA	313,585	1,336
			343,887
Portugal (0.2%)
	EDP - Energias de Portugal SA	20,530,980	95,681
	Galp Energia SGPS SA	3,742,461	43,791
	Jeronimo Martins SGPS SA	1,991,383	43,170
	EDP Renovaveis SA	1,743,093	41,176
	Banco Comercial Portugues SA Class R	56,123,905	9,697
	REN - Redes Energeticas Nacionais SGPS SA	2,751,357	8,283
	Sonae SGPS SA	6,553,207	8,041
	Navigator Co. SA	1,829,137	7,353
	NOS SGPS SA	1,506,309	6,053

36

Developed Markets Index Fund
		Shares	Market Value• ($000)
	CTT-Correios de Portugal SA	1,075,861	3,519
	Altri SGPS SA	497,814	3,322
*	Greenvolt-Energias Renovaveis SA	376,641	2,898
	Corticeira Amorim SGPS SA	245,885	2,717
	Semapa-Sociedade de Investimento e Gestao	101,290	1,428
			277,129
Singapore (1.2%)
	DBS Group Holdings Ltd.	13,134,906	281,053
	Oversea-Chinese Banking Corp. Ltd.	25,516,769	209,315
	United Overseas Bank Ltd.	9,360,001	176,830
	Singapore Telecommunications Ltd.	54,488,220	99,172
	CapitaLand Integrated Commercial Trust	36,665,703	57,317
	Capitaland Investment Ltd.	18,540,823	51,030
	Ascendas REIT	24,815,164	50,929
	Keppel Corp. Ltd.	10,249,067	47,880
	Wilmar International Ltd.	15,238,685	44,353
	Singapore Exchange Ltd.	5,962,002	40,619
*	Singapore Airlines Ltd.	9,267,577	34,053
	Singapore Technologies Engineering Ltd.	11,003,582	32,393
	Mapletree Logistics Trust	23,238,844	28,123
	Mapletree Industrial Trust	13,532,798	25,334
	Venture Corp. Ltd.	1,883,778	22,565
	Genting Singapore Ltd.	41,673,138	21,613
	Mapletree Commercial Trust	15,887,142	20,939
	City Developments Ltd.	3,416,918	20,069
	Frasers Logistics & Commercial Trust	20,799,093	19,924
	UOL Group Ltd.	3,547,052	18,801
	Suntec REIT	15,232,709	17,773
	ComfortDelGro Corp. Ltd.	14,772,212	14,892
	NetLink NBN Trust	21,069,420	14,713
	Jardine Cycle & Carriage Ltd.	713,340	14,540
	Sembcorp Industries Ltd.	6,550,445	13,445
	Keppel DC REIT	9,245,027	13,116
*	SATS Ltd.	4,585,365	12,865
	Frasers Centrepoint Trust	7,786,626	12,845
	Keppel REIT	15,653,989	12,286
	ESR-REIT	38,517,322	11,231
	Ascott Residence Trust	13,619,318	11,185
		Shares	Market Value• ($000)
	Keppel Infrastructure Trust	25,347,675	10,411
	Parkway Life REIT	2,754,578	9,660
	Hutchison Port Holdings Trust Class U	36,791,296	8,654
*	Sembcorp Marine Ltd.	111,247,673	8,648
	Golden Agri-Resources Ltd.	46,008,144	8,282
	Haw Par Corp. Ltd.	1,033,279	8,173
	SPH REIT	10,730,146	7,224
	Lendlease Global Commercial REIT	12,178,649	6,975
	CapitaLand China Trust	8,045,129	6,662
	Manulife US REIT	11,637,202	6,635
	AEM Holdings Ltd.	1,969,574	5,877
	CDL Hospitality Trusts	6,347,076	5,805
	Olam Group Ltd.	5,279,537	5,786
	Raffles Medical Group Ltd.	6,660,069	5,370
	Ascendas India Trust	6,181,987	5,210
	Singapore Post Ltd.	10,858,891	5,082
	Cromwell European REIT	2,271,907	4,641
	First Resources Ltd.	3,745,576	4,403
	OUE Commercial REIT	15,835,587	4,392
	Starhill Global REIT	10,320,378	4,308
	Keppel Pacific Oak US REIT	6,135,705	4,296
	AIMS APAC REIT	4,068,297	3,956
*	Digital Core REIT Management Pte Ltd.	4,935,600	3,802
	StarHub Ltd.	4,109,993	3,641
	iFAST Corp. Ltd.	1,168,184	3,482
	Sheng Siong Group Ltd.	3,096,515	3,388
	Wing Tai Holdings Ltd.	2,698,899	3,382
	Far East Hospitality Trust	7,097,433	3,270
	Prime US REIT	4,482,715	3,027
*	SIA Engineering Co. Ltd.	1,621,589	2,848
	UMS Holdings Ltd.	3,321,237	2,657
*	Thomson Medical Group Ltd.	44,564,804	2,533
	Sabana Industrial REIT	7,298,657	2,391
	Nanofilm Technologies International Ltd.	1,369,479	2,299
	Riverstone Holdings Ltd.	3,830,673	2,040
	First REIT	8,144,516	1,613
	Lippo Malls Indonesia Retail Trust	40,962,559	1,505
	Silverlake Axis Ltd.	3,790,626	1,079
	Bumitama Agri Ltd.	2,160,408	1,035
	Asian Pay Television Trust	11,440,151	1,021

37

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	COSCO Shipping International Singapore Co. Ltd.	7,561,216	1,016
*	Yoma Strategic Holdings Ltd.	9,181,090	919
*,3	Eagle Hospitality Trust	4,532,200	621
*,3	Best World International Ltd.	367,562	360
*,1,3	Ezra Holdings Ltd.	10,329,900	82
*,1,3	Ezion Holdings Ltd. Warrants Exp. 4/16/23	5,153,611	—
			1,639,664
South Korea (4.6%)
	Samsung Electronics Co. Ltd.	34,111,146	1,504,553
	SK Hynix Inc.	3,902,107	275,544
	Samsung Electronics Co. Ltd. Preference Shares	4,996,360	200,831
	NAVER Corp.	1,039,250	193,848
	Samsung SDI Co. Ltd.	379,591	156,538
	Hyundai Motor Co.	1,004,657	140,398
	LG Chem Ltd.	335,146	133,147
	Kakao Corp.	2,184,917	118,390
	Kia Corp.	1,855,009	110,717
	Celltrion Inc.	772,548	106,652
[1]	Shinhan Financial Group Co. Ltd.	3,587,048	102,857
	KB Financial Group Inc.	2,596,829	96,974
	POSCO Holdings Inc.	538,752	96,079
*,2	Samsung Biologics Co. Ltd.	132,588	81,060
	Hyundai Mobis Co. Ltd.	443,304	68,330
	Hana Financial Group Inc.	2,075,989	63,097
[1]	HMM Co. Ltd.	3,040,314	57,883
	Samsung C&T Corp.	603,868	57,491
*	SK Innovation Co. Ltd.	373,332	55,424
	LG Electronics Inc.	770,449	52,542
*,1	LG Energy Solution	174,074	50,210
	KT&G Corp.	772,388	48,958
	Samsung Electronics Co. Ltd. GDR (Registered)	43,730	47,612
	SK Inc.	259,774	43,231
	Woori Financial Group Inc.	4,562,208	42,706
*,1	Doosan Heavy Industries & Construction Co. Ltd.	2,812,954	42,245
	Samsung Electro-Mechanics Co. Ltd.	401,081	40,579
	LG Corp.	638,144	38,384
	Celltrion Healthcare Co. Ltd.	686,820	36,456
*,1	Krafton Inc.	211,176	35,675
	Samsung Fire & Marine Insurance Co. Ltd.	223,256	34,686
		Shares	Market Value• ($000)
	LG Household & Health Care Ltd.	61,643	32,387
[1]	NCSoft Corp.	113,905	30,747
*	Korea Electric Power Corp.	1,683,714	29,363
	LG Innotek Co. Ltd.	101,452	26,909
	Korea Zinc Co. Ltd.	71,280	26,829
*,1	L&F Co. Ltd.	162,079	26,422
	Samsung SDS Co. Ltd.	262,227	26,334
*,1	KakaoBank Corp.	1,114,675	26,040
*	Korean Air Lines Co. Ltd.	1,268,802	24,745
[1]	Ecopro BM Co. Ltd.	280,012	24,676
*	Hanwha Solutions Corp.	825,094	24,160
	S-Oil Corp.	296,173	23,606
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	311,588	22,618
	Samsung Life Insurance Co. Ltd.	461,165	22,286
*	SK Square Co. Ltd.	716,333	21,641
	Amorepacific Corp.	209,377	21,045
	Korea Aerospace Industries Ltd.	506,284	20,937
*	Samsung Heavy Industries Co. Ltd.	4,451,848	20,823
	Coway Co. Ltd.	409,361	20,254
*	Samsung Engineering Co. Ltd.	1,135,062	18,866
	Hyundai Glovis Co. Ltd.	133,841	18,607
[1]	LG Display Co. Ltd.	1,608,563	18,048
	Hyundai Motor Co. Preference Shares (XKRS)	260,336	17,593
*,1	HLB Inc.	639,592	17,516
	Hyundai Heavy Industries Holdings Co. Ltd.	362,338	16,648
[1]	POSCO Chemical Co. Ltd.	198,203	16,414
	Hyundai Engineering & Construction Co. Ltd.	509,373	16,291
	CJ CheilJedang Corp.	54,858	16,059
	Yuhan Corp.	360,212	15,581
	DB Insurance Co. Ltd.	320,874	15,201
*	Kangwon Land Inc.	768,455	15,089
*	LG Uplus Corp.	1,524,967	15,007
	Lotte Chemical Corp.	107,498	14,987
*,1	HYBE Co. Ltd.	132,623	14,896
[1]	OCI Co. Ltd.	129,682	14,331
	SKC Co. Ltd.	138,953	14,289
*,1,2	SK IE Technology Co. Ltd.	185,813	14,122
[1]	Kumho Petrochemical Co. Ltd.	127,846	13,751
	Hyundai Steel Co.	546,437	13,554
	Hankook Tire & Technology Co. Ltd.	529,965	13,511

38

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Industrial Bank of Korea	1,810,142	13,443
	SK Telecom Co. Ltd.	326,713	13,111
	Korea Investment Holdings Co. Ltd.	272,009	12,966
	Hanmi Pharm Co. Ltd.	53,897	12,841
	Orion Corp.Republic of Korea	157,434	12,660
[1]	Hotel Shilla Co. Ltd.	222,573	12,250
	F&F Co. Ltd.	115,222	11,975
	GS Holdings Corp.	367,079	11,860
	E-MART Inc.	144,689	11,797
*,1	Hyundai Heavy Industries Co. Ltd.	106,142	11,715
	Samsung Securities Co. Ltd.	450,531	11,646
*,1	SK Bioscience Co. Ltd.	144,190	11,212
	GS Engineering & Construction Corp.	450,037	10,984
	BNK Financial Group Inc.	2,096,534	10,877
	Hyundai Motor Co. Preference Shares	155,445	10,436
*,1	Hyundai Mipo Dockyard Co. Ltd.	148,181	10,425
	LG Chem Ltd. Preference Shares	55,742	10,323
*,1	SK Biopharmaceuticals Co. Ltd.	176,433	10,207
	Hyundai Marine & Fire Insurance Co. Ltd.	426,674	10,199
	Meritz Fire & Marine Insurance Co. Ltd.	390,732	10,006
	Mirae Asset Securities Co. Ltd.	1,949,807	9,954
	DB HiTek Co. Ltd.	255,438	9,895
	Hansol Chemical Co. Ltd.	60,425	9,554
	Hanwha Aerospace Co. Ltd.	253,026	9,498
*,1	Alteogen Inc.	199,743	9,421
	Cheil Worldwide Inc.	501,718	9,214
	Hanon Systems	1,174,411	9,130
*,1	Pearl Abyss Corp.	226,573	8,936
[1]	Mando Corp.	237,127	8,710
*,1	Celltrion Pharm Inc.	138,764	8,449
	Shinsegae Inc.	50,002	8,417
*,1	Hyundai Rotem Co. Ltd.	519,215	8,324
	Fila Holdings Corp.	373,494	8,117
*,1	KB Financial Group Inc. ADR	215,866	8,030
*,1	Kakao Games Corp.	207,638	7,891
*,1	Hanjin Kal Corp.	151,842	7,255
[1]	JYP Entertainment Corp.	194,294	7,230
	SD Biosensor Inc.	240,465	7,207
*,1	Kakaopay Corp.	151,682	7,077
[1]	Ecopro Co. Ltd.	126,110	7,003
	DL E&C Co. Ltd.	217,420	6,971
[1]	KCC Corp.	31,103	6,901
	SK Chemicals Co. Ltd.	96,785	6,881
	NH Investment & Securities Co. Ltd.	979,917	6,855
		Shares	Market Value• ($000)
	BGF retail Co. Ltd.	46,158	6,736
	S-1 Corp.	135,213	6,705
[1,2]	Netmarble Corp.	125,386	6,665
	Meritz Securities Co. Ltd.	1,891,138	6,647
[1]	Hyosung Advanced Materials Corp.	22,548	6,618
	Lotte Shopping Co. Ltd.	81,903	6,583
	Iljin Materials Co. Ltd.	121,284	6,565
	DGB Financial Group Inc.	1,117,698	6,562
	LEENO Industrial Inc.	65,356	6,556
	CS Wind Corp.	144,061	6,417
	LOTTE Fine Chemical Co. Ltd.	126,492	6,405
	Youngone Corp.	214,026	6,354
*,1	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	342,895	6,337
	LS Corp.	128,312	6,312
	Pan Ocean Co. Ltd.	1,354,301	6,223
[1]	SM Entertainment Co. Ltd.	124,450	6,056
[1]	KIWOOM Securities Co. Ltd.	94,161	6,026
	JB Financial Group Co. Ltd.	1,041,877	5,911
	AMOREPACIFIC Group	204,527	5,894
[1]	WONIK IPS Co. Ltd.	251,558	5,807
*	Daewoo Engineering & Construction Co. Ltd.	1,277,244	5,769
[1]	Seegene Inc.	205,503	5,731
[1]	Hyosung TNC Corp.	21,503	5,685
	Hanwha Corp.	284,538	5,676
	Korea Gas Corp.	185,493	5,671
	GS Retail Co. Ltd.	286,020	5,661
	Hyundai Department Store Co. Ltd.	104,583	5,657
[1]	Wemade Co. Ltd.	122,021	5,462
*	CosmoAM&T Co. Ltd.	146,207	5,422
	CJ Corp.	90,183	5,415
	Lotte Corp.	188,013	5,412
	Kolon Industries Inc.	133,549	5,399
*,1	HLB Life Science Co. Ltd.	568,734	5,347
[1]	Soulbrain Co. Ltd.	30,269	5,345
	Posco International Corp.	358,654	5,324
	CJ ENM Co. Ltd.	73,201	5,297
[1]	Dongjin Semichem Co. Ltd.	210,764	5,237
*	CJ Logistics Corp.	59,215	5,220
	Samsung Card Co. Ltd.	221,783	5,217
	Green Cross Corp.	39,518	5,140
[1]	Hite Jinro Co. Ltd.	216,270	5,139
[1]	Foosung Co. Ltd.	369,099	5,066
	LS Electric Co. Ltd.	113,357	5,052
	Hyundai Wia Corp.	116,186	5,017
*,1	Doosan Fuel Cell Co. Ltd.	214,642	4,978

39

Developed Markets Index Fund
		Shares	Market Value• ($000)
	DL Holdings Co. Ltd.	90,782	4,967
[1]	KEPCO Engineering & Construction Co. Inc.	88,275	4,874
	Daeduck Electronics Co. Ltd.	240,543	4,861
	NongShim Co. Ltd.	23,045	4,765
[1]	Chunbo Co. Ltd.	29,313	4,720
[1]	Koh Young Technology Inc.	430,878	4,706
[1]	LX Semicon Co. Ltd.	63,070	4,681
	LG Household & Health Care Ltd. Preference Shares	18,315	4,609
	Daewoong Pharmaceutical Co. Ltd.	33,747	4,602
[1]	KEPCO Plant Service & Engineering Co. Ltd.	155,273	4,600
*,1	Naturecell Co. Ltd.	338,956	4,563
[1]	Hanwha Systems Co. Ltd.	420,859	4,534
	LG Electronics Inc. Preference Shares	137,213	4,496
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	36,997	4,489
	People & Technology Inc.	131,645	4,471
	Dongsuh Cos. Inc.	219,778	4,441
*,1	Hyundai Bioscience Co. Ltd.	261,391	4,427
[1]	ST Pharm Co. Ltd.	63,460	4,402
[1]	LIG Nex1 Co. Ltd.	76,316	4,240
[1]	SSANGYONG C&E Co. Ltd.	791,972	4,211
	LX International Corp.	166,637	4,166
*,1	KMW Co. Ltd.	203,684	4,102
	SFA Engineering Corp.	133,946	4,086
*,1	Creative & Innovative System	331,928	4,071
*	GeneOne Life Science Inc.	510,657	4,055
*,1	Hyundai Doosan Infracore Co. Ltd.	960,428	4,052
*,1	Shin Poong Pharmaceutical Co. Ltd.	239,635	4,040
[1]	Dongkuk Steel Mill Co. Ltd.	403,696	4,008
	Doosan Bobcat Inc.	174,903	3,914
	Korean Reinsurance Co.	601,788	3,897
	Meritz Financial Group Inc.	194,740	3,891
	Amorepacific Corp. Preference Shares	98,852	3,877
*,1	Taihan Electric Wire Co. Ltd.	2,685,429	3,834
[1]	SIMMTECH Co. Ltd.	133,042	3,814
*,1	LegoChem Biosciences Inc.	117,433	3,813
	Douzone Bizon Co. Ltd.	135,039	3,811
	Hyosung Corp.	61,440	3,810
		Shares	Market Value• ($000)
	LOTTE REIT Co. Ltd.	911,901	3,778
	ESR Kendall Square REIT Co. Ltd.	868,669	3,766
[1]	Eo Technics Co. Ltd.	60,048	3,746
*	SOLUM Co. Ltd.	249,299	3,738
[1]	Com2uSCorp	67,325	3,716
*,1	Helixmith Co. Ltd.	229,664	3,686
	Chong Kun Dang Pharmaceutical Corp.	54,399	3,676
*,1	Chabiotech Co. Ltd.	330,246	3,673
	Hyundai Elevator Co. Ltd.	172,355	3,576
*,1	Oscotec Inc.	165,195	3,537
*,1	Paradise Co. Ltd.	337,926	3,526
[1]	Daejoo Electronic Materials Co. Ltd.	69,019	3,520
[1]	Dawonsys Co. Ltd.	189,271	3,507
*,1	Hugel Inc.	42,866	3,476
	Solus Advanced Materials Co. Ltd.	97,951	3,430
[1]	Hanssem Co. Ltd.	68,953	3,423
*	Pharmicell Co. Ltd.	386,163	3,423
*	Hanwha Life Insurance Co. Ltd.	1,979,146	3,398
*,1	ABLBio Inc.	171,621	3,331
[1]	MegaStudyEdu Co. Ltd.	54,090	3,275
*,1	Hanall Biopharma Co. Ltd.	256,923	3,270
[1]	Jusung Engineering Co. Ltd.	248,792	3,263
[1]	BH Co. Ltd.	170,220	3,203
*,1	Hana Tour Service Inc.	76,495	3,202
[1]	Kolmar Korea Co. Ltd.	108,182	3,188
	Daewoong Co. Ltd.	150,039	3,157
	Hanmi Semiconductor Co. Ltd.	324,352	3,156
[1]	Green Cross Holdings Corp.	207,933	3,144
*,1	CJ CGV Co. Ltd.	175,081	3,140
	Hanmi Science Co. Ltd.	101,457	3,135
[1]	AfreecaTV Co. Ltd.	50,438	3,132
*	TY Holdings Co. Ltd.	215,102	3,120
	Dentium Co. Ltd.	47,197	3,113
*	Genexine Inc.	131,496	3,101
[1]	HK inno N Corp.	105,615	3,095
	SK Networks Co. Ltd.	948,554	3,079
[1]	Ottogi Corp.	9,257	3,027
	Hyundai Construction Equipment Co. Ltd.	86,463	3,006
[1]	IS Dongseo Co. Ltd.	98,825	2,980
	Lotte Chilsung Beverage Co. Ltd.	21,816	2,951
*	Hyundai Electric & Energy System Co. Ltd.	150,128	2,937
*	Asiana Airlines Inc.	240,684	2,914
*	Bioneer Corp.	150,819	2,857
[1]	Ahnlab Inc.	42,723	2,834
*	NHN Corp.	130,236	2,804

40

Developed Markets Index Fund
		Shares	Market Value• ($000)
[1]	HDC Hyundai Development Co-Engineering & Construction Class E	322,557	2,782
	NICE Information Service Co. Ltd.	248,476	2,765
*,1	Medytox Inc.	32,315	2,745
[1]	Taekwang Industrial Co. Ltd.	3,925	2,737
	Hyundai Autoever Corp.	31,375	2,730
	Humasis Co. Ltd.	223,343	2,726
[1]	SL Corp.	112,294	2,725
	Innocean Worldwide Inc.	76,890	2,719
*	HJ Shipbuilding & Construction Co. Ltd.	491,009	2,716
*,1	Korea Electric Power Corp. ADR	304,610	2,674
[1]	YG Entertainment Inc.	78,285	2,672
	Mirae Asset Securities Co. Ltd. Preference Shares	915,021	2,670
*	Kumho Tire Co. Inc.	986,366	2,659
	Poongsan Corp.	138,531	2,653
	JR Global REIT	705,017	2,634
[1]	Tokai Carbon Korea Co. Ltd.	29,845	2,599
*	Sam Chun Dang Pharm Co. Ltd.	99,855	2,596
[1]	DongKook Pharmaceutical Co. Ltd.	172,328	2,590
*,1	Eubiologics Co. Ltd.	229,218	2,577
*,1	Hana Micron Inc.	253,641	2,549
*,1	Myoung Shin Industrial Co. Ltd.	194,825	2,522
*	GC Cell Corp.	58,130	2,519
*,1	GemVax & Kael Co. Ltd.	248,348	2,518
*	Studio Dragon Corp.	45,940	2,500
*	Eoflow Co. Ltd.	164,732	2,461
*,1	Wysiwyg Studios Co. Ltd.	159,600	2,459
*,1	Amicogen Inc.	137,290	2,455
	Innox Advanced Materials Co. Ltd.	94,832	2,434
	Daishin Securities Co. Ltd.	207,649	2,422
*,1	NKMax Co. Ltd.	208,965	2,401
*	KCC Glass Corp.	63,811	2,379
	Daou Technology Inc.	175,818	2,364
	Handsome Co. Ltd.	99,619	2,364
[1]	Park Systems Corp.	31,374	2,339
	PharmaResearch Co. Ltd.	44,798	2,330
[1]	Zinus Inc.	61,885	2,329
*	Hyosung Chemical Corp.	15,506	2,327
	PI Advanced Materials Co. Ltd.	94,471	2,326
	Daishin Securities Co. Ltd. Preference Shares	217,819	2,311
[1]	Sebang Global Battery Co. Ltd.	56,760	2,310
		Shares	Market Value• ($000)
[1]	Cosmax Inc.	52,713	2,298
	L&C Bio Co. Ltd.	95,248	2,276
	Hyundai Greenfood Co. Ltd.	377,538	2,269
	Hanjin Transportation Co. Ltd.	105,405	2,258
	Samyang Holdings Corp.	40,948	2,246
	Ecopro HN Co. Ltd.	74,866	2,234
*	Hyosung Heavy Industries Corp.	45,650	2,224
	Eugene Technology Co. Ltd.	97,813	2,224
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	74,429	2,213
	Daesang Corp.	139,677	2,208
[1]	Huchems Fine Chemical Corp.	144,088	2,201
	Samsung SDI Co. Ltd. Preference Shares	10,516	2,197
[1]	Doosan Co. Ltd.	40,459	2,190
	Samchully Co. Ltd.	15,685	2,179
[1]	SK Discovery Co. Ltd.	79,768	2,154
[1]	GOLFZON Co. Ltd.	20,575	2,132
*	Next Science Co. Ltd.	272,401	2,113
*	LX Holdings Corp.	296,548	2,092
	Korea Electric Terminal Co. Ltd.	50,134	2,086
	Intellian Technologies Inc.	44,898	2,078
*,1	SFA Semicon Co. Ltd.	529,868	2,065
[1]	Seoul Semiconductor Co. Ltd.	254,206	2,063
*	HLB Therapeutics Co. Ltd.	199,129	2,048
	Mcnex Co. Ltd.	84,843	2,045
*	Korea Line Corp.	1,009,741	2,042
	Hanwha Corp. Preference Shares	184,189	2,036
*,1	Lotte Tour Development Co. Ltd.	213,145	2,018
*,1	Danal Co. Ltd.	369,561	2,007
*,1	Duk San Neolux Co. Ltd.	86,278	2,001
	Hanwha Investment & Securities Co. Ltd.	785,040	1,980
[1]	Shinsegae International Inc.	83,670	1,950
[1]	RFHIC Corp.	116,876	1,943
*,1	Vidente Co. Ltd.	290,888	1,929
	Harim Holdings Co. Ltd.	297,752	1,929
*	Hanwha General Insurance Co. Ltd.	588,946	1,912
	Lutronic Corp.	144,282	1,910
	Hankook & Co. Co. Ltd.	191,909	1,905
	DoubleUGames Co. Ltd.	63,900	1,892
[1]	Korea Petrochemical Ind Co. Ltd.	19,915	1,890

41

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	BNC Korea Co. Ltd.	329,823	1,888
[1]	Bukwang Pharmaceutical Co. Ltd.	282,158	1,843
*	Sambu Engineering & Construction Co. Ltd.	1,024,093	1,833
[1]	SNT Motiv Co. Ltd.	55,100	1,829
*,1	Enchem Co. Ltd.	49,517	1,828
	Dong-A Socio Holdings Co. Ltd.	23,035	1,819
	Partron Co. Ltd.	275,076	1,797
*	NEPES Corp.	118,498	1,788
[1]	Songwon Industrial Co. Ltd.	116,644	1,787
*,1	Shinsung E&G Co. Ltd.	1,104,821	1,785
[1]	S&S Tech Corp.	116,236	1,777
[1]	Tesna Inc.	74,961	1,761
	CJ CheilJedang Corp. Preference Shares	14,089	1,760
*,1	Yungjin Pharmaceutical Co. Ltd.	628,483	1,757
	Dongwon Industries Co. Ltd.	10,012	1,732
	Orion Holdings Corp.	149,295	1,729
*,1	Webzen Inc.	121,412	1,724
[1]	Sangsangin Co. Ltd.	260,466	1,714
	INTOPS Co. Ltd.	84,946	1,708
*,1	Cellivery Therapeutics Inc.	94,739	1,706
*	Hancom Inc.	122,353	1,703
*,1	MedPacto Inc.	95,497	1,699
*	Binex Co. Ltd.	169,163	1,684
	LF Corp.	139,267	1,668
	Samwha Capacitor Co. Ltd.	54,799	1,667
*	DIO Corp.	81,573	1,657
[1]	Seojin System Co. Ltd.	143,600	1,657
*	Ananti Inc.	311,442	1,597
	NICE Holdings Co. Ltd.	139,018	1,585
[1]	Hansae Co. Ltd.	120,725	1,582
	JW Pharmaceutical Corp.	90,246	1,571
[1]	Ilyang Pharmaceutical Co. Ltd.	91,514	1,567
	SK Gas Ltd.	16,672	1,562
[1]	KH Vatec Co. Ltd.	108,001	1,554
*	Medipost Co. Ltd.	107,192	1,554
	Youngone Holdings Co. Ltd.	42,817	1,548
*,1	NHN KCP Corp.	158,788	1,533
	SK Securities Co. Ltd.	2,674,850	1,523
*	Neowiz	84,997	1,513
[1]	Young Poong Corp.	3,717	1,504
[1]	ENF Technology Co. Ltd.	67,173	1,502
*,1	UniTest Inc.	110,240	1,500
	Halla Holdings Corp.	52,319	1,479
[1]	Posco ICT Co. Ltd.	365,039	1,476
		Shares	Market Value• ($000)
	Hyundai Home Shopping Network Corp.	37,389	1,461
[1]	TES Co. Ltd.	94,344	1,442
	Mirae Asset Life Insurance Co. Ltd.	599,051	1,429
	Boryung Pharmaceutical Co. Ltd.	181,920	1,424
	Korea Real Estate Investment & Trust Co. Ltd.	1,080,367	1,422
	Nature Holdings Co. Ltd.	66,050	1,421
*,1	CrystalGenomics Inc.	453,286	1,415
*,1	iNtRON Biotechnology Inc.	201,678	1,396
	HDC Holdings Co. Ltd.	271,867	1,391
	Dong-A ST Co. Ltd.	30,834	1,386
*,1	CMG Pharmaceutical Co. Ltd.	712,693	1,373
*,1	Komipharm International Co. Ltd.	246,758	1,360
*,1	Modetour Network Inc.	109,425	1,359
	Youlchon Chemical Co. Ltd.	89,901	1,353
*,1	Mezzion Pharma Co. Ltd.	106,176	1,349
	LX Hausys Ltd.	40,913	1,341
	i-SENS Inc.	58,464	1,303
*,1	Kuk-il Paper Manufacturing Co. Ltd.	665,811	1,299
	InBody Co. Ltd.	70,251	1,295
	KUMHOE&C Co. Ltd.	211,991	1,287
	Vieworks Co. Ltd.	47,415	1,284
*	Com2uS Holdings Corp.	32,783	1,242
*,1	Grand Korea Leisure Co. Ltd.	123,613	1,240
	Yuanta Securities Korea Co. Ltd.	588,778	1,234
	Binggrae Co. Ltd.	34,438	1,228
*	Solid Inc.	336,006	1,223
*	Ace Technologies Corp.	221,404	1,220
*	Inscobee Inc.	701,054	1,192
	HS Industries Co. Ltd.	329,094	1,192
	KISWIRE Ltd.	73,437	1,188
	Hansol Paper Co. Ltd.	122,002	1,180
[1]	Hanil Cement Co. Ltd.	113,880	1,173
	Korea Asset In Trust Co. Ltd.	429,889	1,169
[1]	ITM Semiconductor Co. Ltd.	48,634	1,165
[1]	Huons Co. Ltd.	42,644	1,159
*	Insun ENT Co. Ltd.	172,967	1,153
	Tongyang Inc.	1,290,994	1,131
	iMarketKorea Inc.	141,650	1,125
*	OliX Pharmaceuticals Inc.	64,145	1,120

42

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Sungwoo Hitech Co. Ltd.	328,968	1,106
[1]	Kwang Dong Pharmaceutical Co. Ltd.	229,423	1,100
[1]	Seobu T&D	192,574	1,094
	Nexen Tire Corp.	264,890	1,083
	LOTTE Himart Co. Ltd.	82,729	1,072
	Korea United Pharm Inc.	62,526	1,066
	CJ Freshway Corp.	33,406	1,065
	Eugene Investment & Securities Co. Ltd.	507,556	1,056
	Advanced Process Systems Corp.	81,510	1,047
	KTB Investment & Securities Co. Ltd.	320,266	1,043
	TK Corp.	97,952	1,035
[1]	OptoElectronics Solutions Co. Ltd.	58,194	1,020
	Tongyang Life Insurance Co. Ltd.	231,140	1,018
	Hankook Shell Oil Co. Ltd.	5,336	1,013
	Namhae Chemical Corp.	131,949	1,009
*,3	S-MAC Co. Ltd.	382,992	998
*,1	Daea TI Co. Ltd.	402,644	997
*	Peptron Inc.	129,978	997
	Sung Kwang Bend Co. Ltd.	107,458	987
	SPC Samlip Co. Ltd.	18,028	986
[1]	Gradiant Corp.	75,794	983
*,1	Samsung Pharmaceutical Co. Ltd.	393,124	969
	Maeil Dairies Co. Ltd.	21,677	968
*,1	Enzychem Lifesciences Corp.	77,757	962
*	KH Feelux Co. Ltd.	802,603	927
	Chongkundang Holdings Corp.	21,069	921
[1]	Dongwon F&B Co. Ltd.	8,025	918
*	Giantstep Inc.	56,889	915
*,1	Cafe24 Corp.	95,275	909
	Cuckoo Homesys Co. Ltd.	41,570	908
	Seah Besteel Corp.	75,904	899
*,1	STCUBE	201,528	894
	Taeyoung Engineering & Construction Co. Ltd.	170,103	892
	Kolon Corp.	50,498	884
	KC Tech Co. Ltd.	61,863	864
	Lotte Confectionery Co. Ltd.	9,324	857
	E1 Corp.	23,997	854
	Namyang Dairy Products Co. Ltd.	3,000	848
*,1,3	SillaJen Inc.	340,708	840
	Hyundai Bioland Co. Ltd.	94,249	835
*	Wonik Holdings Co. Ltd.	282,074	829
		Shares	Market Value• ($000)
	LG HelloVision Co. Ltd.	193,176	813
	DB Financial Investment Co. Ltd.	209,111	807
*,1	Toptec Co. Ltd.	146,200	807
	KC Co. Ltd.	55,206	797
	Daeduck Co. Ltd.	163,705	789
	Dae Han Flour Mills Co. Ltd.	7,283	778
*	Hansol Technics Co. Ltd.	191,204	775
	Samyang Corp.	24,474	768
	KT Skylife Co. Ltd.	121,208	765
	Jeil Pharmaceutical Co. Ltd.	47,828	742
*,1	AbClon Inc.	84,140	738
	Kyobo Securities Co. Ltd.	149,907	734
	BGF Co. Ltd.	229,646	733
*	Aprogen pharmaceuticals Inc.	1,590,421	725
*	CUROCOM Co. Ltd.	836,724	724
	Hansol Holdings Co. Ltd.	302,373	718
	Kolmar Korea Holdings Co. Ltd.	52,623	707
	KISCO Corp.	136,006	697
*	Interflex Co. Ltd.	72,569	685
	Hyundai Corp.	58,136	681
	Eusu Holdings Co. Ltd.	150,259	674
	Humedix Co. Ltd.	39,149	670
[1]	Woongjin Thinkbig Co. Ltd.	374,697	670
	Lotte Food Co. Ltd.	2,583	662
*,1	Namsun Aluminum Co. Ltd.	394,210	654
	Sindoh Co. Ltd.	27,107	652
[1]	Huons Global Co. Ltd.	39,208	638
*	Dongsung Pharmaceutical Co. Ltd.	109,753	632
	Hanil Holdings Co. Ltd.	74,880	629
*	Lock&Lock Co. Ltd.	105,522	621
*,1	Cellid Co. Ltd.	43,704	606
*	Anterogen Co. Ltd.	36,241	579
	ICD Co. Ltd.	78,844	555
	Byucksan Corp.	262,104	553
[1]	Soulbrain Holdings Co. Ltd.	37,247	553
	Sam Young Electronics Co. Ltd.	66,280	551
[1]	Cuckoo Holdings Co. Ltd.	44,020	544
*	Able C&C Co. Ltd.	130,186	536
	Hyundai Livart Furniture Co. Ltd.	61,583	519
*	Homecast Co. Ltd.	188,125	496
*,1	Telcon RF Pharmaceutical Inc.	451,534	488
	Aekyung Industrial Co. Ltd.	43,196	475

43

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Hyundai Engineering & Construction Co. Ltd. Preference Shares	8,336	458
*	SCM Lifescience Co. Ltd.	58,969	442
*	Eutilex Co. Ltd.	61,839	423
*	Eyegene Inc.	45,741	295
	Daekyo Co. Ltd.	47,300	102
	SK Telecom Co. Ltd. ADR	2,813	63
	Shinhan Financial Group Co. Ltd. ADR	1,772	51
*	Eutilex Co. Ltd. Rights	25,188	29
*	JR Global REIT Rights Exp. 7/14/22	135,281	3
			6,307,833
Spain (2.0%)
	Iberdrola SA (XMAD)	43,088,873	448,616
	Banco Santander SA	121,983,948	345,143
	Banco Bilbao Vizcaya Argentaria SA	47,452,968	215,559
*	Telefonica SA	37,347,267	190,678
	Industria de Diseno Textil SA	7,610,248	172,947
*	Amadeus IT Group SA	3,085,841	172,789
[2]	Cellnex Telecom SA	4,402,947	171,355
	Repsol SA	9,307,083	137,205
	CaixaBank SA	31,930,885	111,824
	Ferrovial SA	3,473,885	88,389
*,2	Aena SME SA	510,023	65,080
[1]	Red Electrica Corp. SA	3,125,277	59,160
*	Grifols SA	2,370,766	44,960
[1]	Endesa SA	2,296,415	43,442
	Enagas SA	1,810,472	40,041
	ACS Actividades de Construccion y Servicios SA	1,535,561	37,424
	Banco de Sabadell SA	40,933,691	32,822
	Bankinter SA	4,988,334	31,201
*	Siemens Gamesa Renewable Energy SA	1,626,165	30,660
	Acciona SA	166,245	30,632
	Naturgy Energy Group SA	1,046,685	30,245
	Merlin Properties Socimi SA	2,417,534	23,412
*	Grifols SA Preference Shares	1,866,002	22,180
	Fluidra SA	816,751	16,618
	Corp. ACCIONA Energias Renovables SA	412,696	16,002
	Inmobiliaria Colonial Socimi SA	2,491,051	15,937
	Viscofan SA	285,658	15,760
	Acerinox SA	1,544,852	15,000
	Mapfre SA	7,189,708	12,714
	Grupo Catalana Occidente SA	379,370	11,858
		Shares	Market Value• ($000)
	Laboratorios Farmaceuticos Rovi SA	158,560	9,711
	Ebro Foods SA	566,385	9,575
*	Solaria Energia y Medio Ambiente SA	439,139	9,358
	CIE Automotive SA	372,864	9,285
	Faes Farma SA	2,245,120	9,156
[2]	Unicaja Banco SA	9,085,258	8,916
	Cia de Distribucion Integral Logista Holdings SA	448,087	8,781
*	Indra Sistemas SA	885,301	8,478
	Applus Services SA	1,026,896	7,115
*,1	Pharma Mar SA	97,630	6,903
	Sacyr SA (XMAD)	2,766,594	6,669
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	4,991,762	6,589
	Almirall SA	527,409	5,866
	Corp. Financiera Alba SA	105,196	5,735
*	Melia Hotels International SA	783,237	4,999
*	Mediaset Espana Comunicacion SA	1,082,703	4,463
	Construcciones y Auxiliar de Ferrocarriles SA	140,525	4,149
[2]	Neinor Homes SA	315,927	3,967
[2]	Gestamp Automocion SA	1,108,674	3,871
[2]	Global Dominion Access SA	844,044	3,673
[2]	Aedas Homes SA	141,139	3,158
*	Prosegur Cia de Seguridad SA	1,751,187	3,105
	Ence Energia y Celulosa SA	882,968	3,032
	Fomento de Construcciones y Contratas SA	286,420	2,834
	Lar Espana Real Estate Socimi SA	429,637	2,135
	Atresmedia Corp. de Medios de Comunicacion SA	574,923	1,994
*,2	Prosegur Cash SA	2,667,582	1,738
*,1	Tecnicas Reunidas SA	228,237	1,691
*	Distribuidora Internacional de Alimentacion SA	107,060,010	1,464
*,1	NH Hotel Group SA (XMAD)	198,590	725
*	Fomento DE Construccion Rights Exp.7/7/22	286,420	103
			2,808,891
Sweden (2.8%)
	Investor AB Class B	12,670,527	208,959
	Atlas Copco AB Class A	18,302,280	171,310
	Volvo AB Class B	10,960,956	170,546
	Telefonaktiebolaget LM Ericsson Class B	21,810,037	162,900

44

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Hexagon AB Class B	13,593,060	142,035
	Assa Abloy AB Class B	6,644,924	141,803
	Sandvik AB	7,802,208	127,153
	Essity AB Class B	4,418,019	115,490
	Swedish Match AB	11,030,126	112,535
[2]	Evolution AB	1,159,021	106,028
	Skandinaviska Enskilda Banken AB Class A	10,316,470	101,636
	Swedbank AB Class A	7,286,525	92,412
	Svenska Handelsbanken AB Class A	10,748,963	92,268
	Atlas Copco AB Class B	10,978,314	91,986
	Investor AB Class A	4,300,910	77,463
[1]	H & M Hennes & Mauritz AB Class B	6,349,998	76,217
	Telia Co. AB	18,600,505	71,391
	Epiroc AB Class A	4,545,937	70,485
	Nibe Industrier AB Class B	8,685,613	65,474
	Svenska Cellulosa AB SCA Class B	4,328,237	65,032
	Boliden AB	1,983,326	63,428
	Alfa Laval AB	2,272,834	55,098
	Tele2 AB Class B	4,010,611	45,732
	EQT AB	2,066,063	42,464
	SKF AB Class B	2,752,499	40,837
	Skanska AB Class B	2,608,937	40,140
	Industrivarden AB Class A	1,713,304	38,733
	Getinge AB Class B	1,617,768	37,494
	Indutrade AB	2,034,684	37,332
	Epiroc AB Class B	2,706,220	36,673
	Trelleborg AB Class B	1,756,815	35,545
	Holmen AB Class B	699,889	28,509
*	Kinnevik AB Class B	1,740,996	28,180
*	Swedish Orphan Biovitrum AB	1,282,195	27,850
	Saab AB Class B	663,515	27,438
	Lifco AB Class B	1,656,788	26,755
	Industrivarden AB Class C	1,156,469	25,852
*	Volvo Car AB Class B Class B	3,882,508	25,798
	Beijer Ref AB Class B	1,775,449	24,347
	Castellum AB	1,863,294	24,020
	Volvo AB Class A	1,471,929	23,837
	Sagax AB Class B	1,255,300	23,273
	Axfood AB	788,726	22,709
	Husqvarna AB Class B	2,955,666	21,786
[1]	Electrolux AB Class B	1,612,174	21,775
	L E Lundbergforetagen AB Class B	532,148	21,699
*	Fastighets AB Balder Class B	4,377,964	20,973
	Investment AB Latour Class B	1,047,139	20,799
	SSAB AB Class B	4,911,196	20,407
		Shares	Market Value• ($000)
	AAK AB	1,246,740	20,343
	Securitas AB Class B	2,239,392	19,361
[2]	Thule Group AB	766,496	18,962
	Elekta AB Class B	2,598,725	18,010
	AddTech AB Class B	1,365,743	17,871
	Fabege AB	1,844,505	17,481
	Nordnet AB publ	1,245,709	16,399
	Hexpol AB	1,803,696	15,446
	Sweco AB Class B	1,460,085	15,218
	Avanza Bank Holding AB	898,185	15,146
	BillerudKorsnas AB	1,283,489	15,049
*,1,2	Sinch AB	4,301,727	14,051
	Storskogen Group AB Class B Class B	9,931,929	14,016
[2]	Dometic Group AB	2,334,021	13,768
	Wihlborgs Fastigheter AB	1,951,267	13,650
[1]	Samhallsbyggnadsbolaget i Norden AB	7,977,048	13,333
	Loomis AB Class B	539,393	13,176
[2]	Bravida Holding AB	1,451,084	12,648
	Sectra AB Class B	927,754	12,474
	AddLife AB Class B	793,561	11,968
*	Nordic Entertainment Group AB Class B	549,121	11,280
	Vitrolife AB	474,795	10,954
	Intrum AB	568,703	10,879
	Wallenstam AB Class B	2,432,287	10,640
	Hexatronic Group AB	1,418,965	10,551
	Arjo AB Class B	1,629,854	10,321
	Nyfosa AB	1,330,842	9,988
	AFRY AB	717,718	9,894
	Electrolux Professional AB Class B	1,653,326	8,907
	HMS Networks AB	201,517	8,615
	Hufvudstaden AB Class A	776,202	8,591
	Biotage AB	477,005	8,490
	Peab AB Class B	1,442,923	8,462
	JM AB	502,532	8,351
	Catena AB	220,220	7,970
	Bure Equity AB	392,660	7,873
	Bilia AB Class A	536,169	7,737
	Vitec Software Group AB Class B	178,177	7,725
	Mycronic AB	510,009	7,185
	Lindab International AB	493,476	7,178
*	Pandox AB Class B	633,954	7,145
	Instalco AB	1,705,434	7,095
*	Stillfront Group AB	3,167,529	7,032
	AddNode Group AB	862,576	7,032
	SSAB AB Class A	1,599,056	7,017
	Mips AB	157,187	6,903
	NCC AB Class B	683,469	6,899
	Nolato AB Class B	1,261,158	6,799
	Modern Times Group MTG AB Shares B	788,616	6,354
	Ratos AB Class B	1,437,296	6,134
	Granges AB	768,123	5,770
	Bufab AB	216,544	5,636

45

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Dredging Environmental & Marine Engineering NV	50,708	5,580
	Medicover AB Class B	424,228	5,567
*	Truecaller AB Class B Class B	1,105,947	5,348
	Cibus Nordic Real Estate AB	345,037	5,340
	Betsson AB Class B	881,175	5,326
	Hemnet Group AB	427,988	5,273
	Beijer Alma AB	309,864	5,123
	Corem Property Group AB Class B	4,276,643	4,806
*	Sdiptech AB Class B	206,425	4,785
	Concentric AB	274,370	4,767
*	Cint Group AB	840,807	4,713
	Dios Fastigheter AB	669,683	4,671
[2]	Munters Group AB	768,900	4,482
	Troax Group AB	246,943	4,291
	Atrium Ljungberg AB Class B	322,579	4,227
	SkiStar AB	307,693	4,174
	NP3 Fastigheter AB	201,289	3,980
*,1,2	Scandic Hotels Group AB	964,343	3,743
	INVISIO AB	236,423	3,403
	Mekonomen AB	302,034	3,267
	Cloetta AB Class B	1,529,871	3,143
*	Cary Group AB	497,545	3,076
*,1,2	Boozt AB	456,155	3,017
*	BillerudKorsnas AB (XSTO)	256,090	3,004
	Clas Ohlson AB Class B	288,741	2,994
	Corem Property Group AB Preference Shares	134,217	2,744
*	Camurus AB	141,148	2,681
	Telefonaktiebolaget LM Ericsson Class A	322,926	2,620
[1]	Svenska Handelsbanken AB Class B	265,149	2,615
	Platzer Fastigheter Holding AB Class B	397,551	2,580
*	Systemair AB	528,102	2,573
	Investment AB Oresund	247,155	2,436
	Nobia AB	852,151	2,295
	Fagerhult AB	480,248	2,141
[2]	Resurs Holding AB	1,054,449	2,098
	Svenska Cellulosa AB SCA Class A	132,587	1,982
	Volati AB	146,754	1,831
*	BHG Group AB	574,985	1,828
*	Collector AB	601,002	1,821
*,1	BICO Group AB Class B	207,515	1,810
*	Kinnevik AB Class A	107,033	1,774
	Sagax AB Class D	775,791	1,750
	Bonava AB Class B	599,925	1,746
*,1	SAS AB	26,356,162	1,673
*,2	Attendo AB	770,941	1,668
		Shares	Market Value• ($000)
	Skandinaviska Enskilda Banken AB Class C	145,370	1,615
*	Hansa Biopharma AB	335,224	1,608
*	VNV Global AB	662,595	1,560
	Husqvarna AB Class A	173,105	1,322
	Lundin Energy AB	1,367,888	930
[1]	Samhallsbyggnadsbolaget i Norden AB Class D	475,247	726
	SKF AB Class A	37,666	654
	NCC AB Class A	30,837	335
			3,901,899
Switzerland (7.9%)
	Nestle SA (Registered)	20,031,922	2,341,186
	Roche Holding AG	4,999,655	1,671,384
	Novartis AG (Registered)	15,065,613	1,277,272
	Zurich Insurance Group AG	1,075,223	468,876
	Cie Financiere Richemont SA Class A (Registered)	3,705,370	398,561
	UBS Group AG (Registered)	22,720,498	367,316
	ABB Ltd. (Registered)	11,712,795	314,116
	Lonza Group AG (Registered)	536,932	286,796
	Sika AG (Registered)	1,108,843	255,962
	Givaudan SA (Registered)	66,921	235,877
	Alcon Inc.	3,337,510	234,031
	Swiss Re AG	2,090,893	162,291
	Partners Group Holding AG	162,705	146,938
	Holcim Ltd.	3,314,167	142,143
	Sonova Holding AG (Registered)	380,119	121,479
	Geberit AG (Registered)	251,357	120,929
	Swiss Life Holding AG (Registered)	224,882	109,780
	Roche Holding AG (Bearer)	280,392	108,511
	Credit Suisse Group AG (Registered)	18,505,725	105,628
	Swisscom AG (Registered)	183,972	101,759
	SGS SA (Registered)	42,626	97,770
	Straumann Holding AG Reg	772,032	93,004
	Kuehne + Nagel International AG (Registered)	363,321	86,326
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	7,701	78,412
	Chocoladefabriken Lindt & Spruengli AG (Registered)	717	75,256
	Julius Baer Group Ltd.	1,555,792	72,173
*	Vifor Pharma AG (XSWX)	389,396	67,475

46

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Barry Callebaut AG (Registered)	25,828	57,788
*	Logitech International SA (Registered)	1,049,856	54,745
	SIG Combibloc Group AG	2,431,722	53,697
	Schindler Holding AG Ptg. Ctf.	291,868	53,371
	Baloise Holding AG (Registered)	324,360	53,096
	Swatch Group AG (Bearer)	214,550	50,964
	Swiss Prime Site AG (Registered)	545,783	47,955
[2]	VAT Group AG	185,825	44,441
	Adecco Group AG (Registered)	1,155,008	39,368
*	EMS-Chemie Holding AG (Registered)	51,411	38,368
	Temenos AG (Registered)	439,443	37,608
	PSP Swiss Property AG (Registered)	312,091	34,746
	Clariant AG (Registered)	1,643,249	31,334
	Helvetia Holding AG (Registered)	251,477	29,534
	Georg Fischer AG	595,381	29,405
	Holcim Ltd. (XSWX)	635,227	27,359
[2]	Galenica AG	347,697	26,747
	Tecan Group AG (Registered)	91,404	26,616
	Schindler Holding AG (Registered)	140,689	25,338
	Belimo Holding AG (Registered)	67,494	23,763
	DKSH Holding AG	258,218	21,366
*	Flughafen Zurich AG (Registered)	137,056	20,767
	Siegfried Holding AG (Registered)	29,105	18,640
	Allreal Holding AG (Registered)	104,741	17,331
	Bucher Industries AG (Registered)	46,459	16,216
*	ams AG	1,789,510	16,190
	Banque Cantonale Vaudoise (Registered)	204,218	16,049
	Bachem Holding AG Class B	224,122	15,621
	Cembra Money Bank AG	214,407	15,369
*	Dufry AG (Registered)	451,579	14,654
	Vontobel Holding AG (Registered)	198,008	13,913
	Emmi AG (Registered)	14,079	13,749
	BKW AG	129,744	13,574
	Swatch Group AG (Registered)	289,663	12,924
*,1	Idorsia Ltd.	878,651	12,587
[1]	Stadler Rail AG	385,459	12,559
	SFS Group AG	122,502	12,430
	Mobimo Holding AG (Registered)	51,037	12,420
		Shares	Market Value• ($000)
	Daetwyler Holding AG (Bearer)	53,307	11,026
	Inficon Holding AG (Registered)	13,929	10,982
	Huber + Suhner AG (Registered)	126,187	10,065
	Valiant Holding AG (Registered)	113,321	9,970
	dormakaba Holding AG	22,258	9,714
	Burckhardt Compression Holding AG	22,395	9,423
	Softwareone Holding AG	785,983	9,422
	St. Galler Kantonalbank AG (Registered)	20,408	9,390
	OC Oerlikon Corp. AG (Registered)	1,341,962	9,369
	Landis+Gyr Group AG	176,441	9,260
	Forbo Holding AG (Registered)	6,686	8,934
	Interroll Holding AG (Registered)	3,928	8,821
	Comet Holding AG (Registered)	53,423	8,423
*,1	Meyer Burger Technology AG	19,221,029	8,163
	Sulzer AG (Registered)	125,091	7,797
*	Aryzta AG	6,951,909	7,716
*,2	Sensirion Holding AG	73,835	7,500
	Vifor Pharma AG	40,814	7,301
[2]	PolyPeptide Group AG	104,875	7,173
	Kardex Holding AG (Registered)	41,915	6,989
	VZ Holding AG	95,276	6,921
*,1	Dottikon Es Holding AG (Registered)	32,039	6,907
	Bystronic AG	9,383	6,845
	Swissquote Group Holding SA (Registered)	63,681	6,495
	Schweiter Technologies AG (Bearer)	6,755	6,405
	LEM Holding SA (Registered)	3,351	6,399
	Komax Holding AG (Registered)	25,109	6,168
	Intershop Holding AG	7,902	5,115
*	u-blox Holding AG	48,100	4,883
	Valora Holding AG (Registered)	27,871	4,827
*,1	Zur Rose Group AG	58,407	4,389
	Arbonia AG	321,694	4,283
[2]	Medacta Group SA	44,621	4,259
	Zehnder Group AG	70,830	4,192
	SKAN Group AG	77,825	4,186
	Leonteq AG	75,048	4,176
	EFG International AG	552,878	4,071
[2]	Medmix AG	177,321	3,920
	Bell Food Group AG (Registered)	14,493	3,832

47

Developed Markets Index Fund
		Shares	Market Value• ($000)
	ALSO Holding AG (Registered)	19,220	3,791
	Vetropack Holding AG Class A (Registered)	88,217	3,655
	Bossard Holding AG (Registered) Class A	18,632	3,615
	Bobst Group SA (Registered)	56,025	3,606
*,1	Basilea Pharmaceutica AG (Registered)	84,012	3,404
[1]	COSMO Pharmaceuticals NV	68,208	3,343
	Ypsomed Holding AG (Registered)	24,010	3,261
*,2	Medartis Holding AG	32,152	2,953
	Rieter Holding AG (Registered)	21,682	2,509
*,2	Montana Aerospace AG	156,362	2,418
*	Implenia AG (Registered)	104,169	2,389
	Hiag Immobilien Holding AG	25,504	2,243
[1]	Autoneum Holding AG	20,148	1,913
	Ascom Holding AG (Registered)	258,706	1,819
	VP Bank AG Class A	18,555	1,747
*	Swiss Steel Holding AG	5,484,468	1,369
	APG SGA SA	6,721	1,241
			10,924,840
United Kingdom (13.6%)
	AstraZeneca plc	11,243,289	1,483,235
	Shell plc (XLON)	54,492,686	1,419,141
	HSBC Holdings plc	146,056,004	954,114
	GlaxoSmithKline plc	36,232,417	780,867
	Diageo plc	16,366,324	706,906
	British American Tobacco plc	16,419,039	703,790
	BP plc	138,715,221	651,337
	Glencore plc	94,956,054	514,323
	Rio Tinto plc	7,895,240	472,030
	Unilever plc	9,376,176	425,870
	Unilever plc (XLON)	9,036,365	411,876
	RELX plc	13,449,654	365,176
	Reckitt Benckiser Group plc	4,606,412	346,459
	National Grid plc	26,438,809	339,764
	Vodafone Group plc	204,882,230	318,570
	Anglo American plc	8,759,116	313,126
	Compass Group plc	12,928,422	265,439
	Lloyds Banking Group plc	504,513,689	259,576
	Prudential plc (XLON)	19,949,275	248,154
	London Stock Exchange Group plc	2,656,218	247,856
	BAE Systems plc	22,882,915	231,667
	Barclays plc	121,278,805	226,786
	Experian plc	6,673,765	195,947
	CRH plc (XDUB)	5,547,601	191,173
	Ferguson plc	1,564,367	175,244
		Shares	Market Value• ($000)
	Tesco plc	54,505,499	169,872
	Imperial Brands plc	6,857,537	153,525
	SSE plc	7,749,718	152,943
	Ashtead Group plc	3,203,299	134,758
	Standard Chartered plc	17,700,096	133,625
*	Flutter Entertainment plc (XDUB)	1,273,640	128,670
	Legal & General Group plc	43,042,306	125,837
[1]	BT Group plc	50,369,172	114,477
	Natwest Group plc	39,666,078	105,582
	Segro plc	8,717,585	104,069
	Aviva plc	20,606,194	100,935
	3i Group plc	6,917,072	93,753
	Smith & Nephew plc	6,340,384	88,669
	Bunzl plc	2,443,359	81,146
	Rentokil Initial plc	13,515,767	78,350
	WPP plc	7,733,365	78,117
	Croda International plc	975,803	77,129
	InterContinental Hotels Group plc	1,332,795	70,835
*	Informa plc	10,638,277	68,730
	Halma plc	2,745,168	67,400
	Next plc	909,645	64,985
*	Entain plc	4,252,309	64,710
	Spirax-Sarco Engineering plc	533,001	64,285
	Smurfit Kappa Group plc	1,875,339	63,074
	Mondi plc (XLON)	3,511,126	62,323
*	Rolls-Royce Holdings plc	60,682,214	61,754
	United Utilities Group plc	4,958,658	61,727
	Severn Trent plc	1,820,219	60,432
	Intertek Group plc	1,169,522	60,113
	Melrose Industries plc	31,378,260	57,556
	Burberry Group plc	2,851,178	57,199
	Sage Group plc	7,379,921	57,149
*	Meggitt plc	5,670,479	54,505
	Persimmon plc	2,302,289	52,381
	St. James's Place plc	3,877,495	52,173
	Pearson plc	5,409,927	49,541
	Associated British Foods plc	2,519,103	48,608
	Smiths Group plc	2,745,283	46,947
[2]	Auto Trader Group plc	6,682,635	45,258
	Admiral Group plc	1,629,503	44,616
	DCC plc	715,427	44,511
	M&G plc	18,758,796	44,472
	Whitbread plc	1,462,716	44,356
	Kingfisher plc	14,621,493	43,696
*	Centrica plc	42,920,579	41,914
	Rightmove plc	6,046,032	41,898
	Land Securities Group plc	5,162,618	41,894
	Barratt Developments plc	7,365,171	41,198
*	Ocado Group plc	4,184,719	39,892
	Phoenix Group Holdings plc	5,337,701	38,456
	Taylor Wimpey plc	25,771,312	36,710
	British Land Co. plc	6,707,970	36,695

48

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Electrocomponents plc	3,429,699	36,479
	Antofagasta plc	2,508,757	35,426
	Berkeley Group Holdings plc	748,919	34,049
[2]	ConvaTec Group plc	11,794,102	32,327
	Intermediate Capital Group plc	2,015,474	32,223
	Dechra Pharmaceuticals plc	760,429	32,064
	Coca-Cola HBC AG	1,426,858	31,793
	DS Smith plc	9,317,654	31,557
	Weir Group plc	1,877,363	31,290
	J Sainsbury plc	12,464,927	31,021
	Johnson Matthey plc	1,309,415	30,877
	Abrdn plc	15,602,713	30,456
	B&M European Value Retail SA	6,784,137	30,361
	Tritax Big Box REIT plc	13,623,188	30,188
	UNITE Group plc	2,311,692	30,049
	Howden Joinery Group plc	4,029,205	29,701
	Direct Line Insurance Group plc	9,588,740	29,432
	HomeServe plc	2,019,495	28,914
	Man Group plc	9,448,805	28,845
	Hiscox Ltd.	2,437,112	28,068
	Endeavour Mining plc	1,329,255	27,540
	Spectris plc	808,109	26,772
	Tate & Lyle plc	2,916,275	26,725
	IMI plc	1,862,160	26,708
	Hargreaves Lansdown plc	2,756,096	26,592
	Beazley plc	4,357,092	26,567
	Schroders plc	812,180	26,532
	Investec plc	4,810,658	26,196
[2]	Avast plc	4,053,475	25,512
	JD Sports Fashion plc	17,986,055	25,343
	IG Group Holdings plc	2,917,551	24,624
	Diploma plc	888,320	24,193
	AVEVA Group plc	867,097	23,804
*	Marks & Spencer Group plc	14,291,547	23,710
	Bellway plc	895,724	23,551
	Hikma Pharmaceuticals plc	1,191,842	23,516
	Derwent London plc	734,086	23,405
	Inchcape plc	2,724,985	23,157
	Drax Group plc	2,900,656	22,769
	Pennon Group plc	1,914,225	22,274
	ITV plc	27,068,409	21,616
	Ultra Electronics Holdings plc	507,616	21,394
	Royal Mail plc	6,350,402	20,978
	Big Yellow Group plc	1,219,171	19,561
	Games Workshop Group plc	238,098	19,384
	Safestore Holdings plc	1,485,634	19,237
	LondonMetric Property plc	6,899,173	19,174
		Shares	Market Value• ($000)
	Britvic plc	1,925,060	19,082
	Harbour Energy plc	4,242,293	18,846
	Serco Group plc	8,691,396	18,434
	QinetiQ Group plc	4,076,923	18,234
	Rotork plc	6,203,371	18,223
	Travis Perkins plc	1,524,489	18,070
	Grainger plc	5,233,385	17,933
	Future plc	826,746	17,495
	Assura plc	21,128,488	16,835
*	Indivior plc	4,415,139	16,645
*	SSP Group plc	5,736,210	16,284
	Vistry Group plc	1,594,728	16,243
	OSB Group plc	2,758,947	16,214
	Greggs plc	727,431	16,108
*,2	Watches of Switzerland Group plc	1,690,512	16,020
	Computacenter plc	558,110	15,983
	Primary Health Properties plc	9,582,166	15,921
*	Mediclinic International plc	2,827,589	15,824
*	WH Smith plc	912,079	15,678
*	Oxford Nanopore Technologies plc	4,599,497	15,550
	Hays plc	11,213,062	15,335
	Grafton Group plc	1,586,051	15,066
*	Playtech plc	2,218,195	14,674
	Softcat plc	906,483	14,592
	Virgin Money UK plc	9,028,551	14,467
	Genus plc	472,030	14,439
	Cranswick plc	383,467	14,360
*,1	TUI AG	8,796,535	14,282
	Plus500 Ltd.	700,532	14,277
	Balfour Beatty plc	4,572,027	14,212
	Close Brothers Group plc	1,085,813	13,649
*	Energean plc	985,012	13,177
	Spirent Communications plc	4,382,777	13,167
	Brewin Dolphin Holdings plc	2,103,589	13,122
[2]	Airtel Africa plc	7,864,071	13,064
	Victrex plc	597,409	13,027
	Pets at Home Group plc	3,451,467	12,991
	Great Portland Estates plc	1,835,145	12,851
	Shaftesbury plc	1,998,732	12,665
	Euromoney Institutional Investor plc	768,855	12,598
	Fresnillo plc	1,342,871	12,544
[2]	Quilter plc	9,961,721	12,486
*	Wise plc Class A	3,368,885	12,234
*	easyJet plc	2,721,096	12,222
*	Sanne Group plc	1,088,307	12,007
	Dr. Martens plc	4,106,039	11,966
*	IWG plc	5,215,919	11,943
*,2	Trainline plc	3,349,416	11,852
	Savills plc	959,313	11,828
	Telecom Plus plc	480,262	11,455
	LXI REIT plc	6,599,835	11,433
	Pagegroup plc	2,245,384	10,998
	Domino's Pizza Group plc	3,201,181	10,910
*	S4 Capital plc	3,877,752	10,880

49

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,2	Countryside Partnerships plc	3,582,742	10,862
	Renishaw plc	246,438	10,733
*,1	International Consolidated Airlines Group SA	8,112,791	10,672
*,2	Deliveroo plc Class A	9,545,318	10,567
	Rathbones Group plc	446,070	10,562
	Paragon Banking Group plc	1,751,093	10,450
*	Frasers Group plc	1,263,342	10,279
	Redrow plc	1,651,332	9,859
*	Ascential plc	3,083,253	9,727
	Oxford Instruments plc	387,279	9,423
*	John Wood Group plc	4,895,864	9,295
*	National Express Group plc	3,913,678	9,293
	Capital & Counties Properties plc	5,331,037	9,102
	Ashmore Group plc	3,355,231	9,076
	Marshalls plc	1,656,695	9,048
*	Carnival plc	1,146,440	8,840
*	Darktrace plc	2,461,581	8,835
	Bodycote plc	1,369,877	8,815
	Lancashire Holdings Ltd.	1,773,756	8,717
	Sirius Real Estate Ltd.	7,892,244	8,590
*	Firstgroup plc	5,466,990	8,506
*	Helios Towers plc	5,579,835	8,246
	Dunelm Group plc	812,694	8,115
	Hill & Smith Holdings plc	571,515	8,053
	Moneysupermarket.com Group plc	3,784,850	8,012
	Coats Group plc	10,439,988	7,931
	Genuit Group plc	1,689,868	7,892
*,2	Network International Holdings plc	3,422,279	7,874
	Chemring Group plc	2,046,811	7,871
	TP ICAP Group plc	5,711,083	7,792
	Centamin plc	7,854,879	7,510
	Bytes Technology Group plc (XLON)	1,474,077	7,501
[1]	Hammerson plc	32,254,789	7,471
	Micro Focus International plc	2,184,181	7,432
[2]	Biffa plc	1,595,224	7,276
	Redde Northgate plc	1,770,278	7,272
	Synthomer plc	2,636,104	7,231
	Ninety One plc	2,990,532	7,216
*	Auction Technology Group plc	642,592	7,160
	Premier Foods plc	5,150,873	7,052
	Mitie Group plc	10,242,883	7,036
*	THG plc Class B	6,947,333	6,976
	Workspace Group plc	1,034,865	6,969
*	Babcock International Group plc	1,823,614	6,884
	Morgan Advanced Materials plc	2,032,865	6,797
[2]	JTC plc	941,255	6,788
	AJ Bell plc	2,075,816	6,772
		Shares	Market Value• ($000)
	Essentra plc	2,170,215	6,578
	Clarkson plc	178,909	6,532
	Just Group plc	7,475,349	6,508
*	C&C Group plc	2,882,765	6,491
	Morgan Sindall Group plc	290,528	6,443
	FDM Group Holdings plc	613,833	6,421
	Hilton Food Group plc	500,287	6,233
*	Capricorn Energy plc	2,344,064	6,231
	IP Group plc	7,017,517	6,007
*,1	Tullow Oil plc	10,419,797	5,976
	Currys plc	7,102,933	5,905
*,2	Spire Healthcare Group plc	2,005,034	5,734
	Vesuvius plc	1,542,938	5,729
	IntegraFin Holdings plc	2,078,247	5,712
	Jupiter Fund Management plc	3,163,413	5,690
[2]	Ibstock plc	2,798,450	5,638
*	Molten Ventures plc	1,088,308	5,572
[2]	Bridgepoint Group plc (Registered)	1,892,517	5,565
	Volution Group plc	1,341,913	5,479
	Kainos Group plc	399,924	5,429
[2]	Petershill Partners plc	2,061,001	5,372
	Crest Nicholson Holdings plc	1,792,629	5,345
*	Moonpig Group plc	1,930,202	5,305
	Liontrust Asset Management plc	451,534	5,026
	Rhi Magnesita NV	202,969	4,922
*	Elementis plc	4,105,391	4,918
[2]	Vivo Energy plc	2,746,751	4,879
	NCC Group plc	2,121,466	4,837
	BMO Commercial Property Trust Ltd.	3,531,050	4,801
	UK Commercial Property REIT Ltd.	5,239,266	4,789
	888 Holdings plc	2,335,196	4,768
*	J D Wetherspoon plc	623,613	4,744
*	Greencore Group plc	3,806,024	4,603
	Keller Group plc	520,255	4,588
	Provident Financial plc	1,840,614	4,483
*	Senior plc	3,165,338	4,477
	Bank of Georgia Group plc	273,640	4,354
	Picton Property Income Ltd.	3,962,294	4,272
*	Mitchells & Butlers plc	1,877,563	4,234
[2]	TI Fluid Systems plc Class B	2,286,505	4,224
*	Petrofac Ltd. (XLON)	3,020,996	4,130
	TBC Bank Group plc	258,345	3,976
*,2	Wizz Air Holdings plc	179,398	3,858
	XP Power Ltd.	110,013	3,826
	Wickes Group plc	1,884,392	3,781
[2]	ContourGlobal plc	1,222,173	3,757
	AG Barr plc	594,122	3,753
*	Capita plc	12,043,469	3,742
	Helical plc	736,944	3,342
	Ferrexpo plc	2,083,265	3,323
	PZ Cussons plc	1,319,399	3,171

50

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,2	Trustpilot Group plc	2,468,020	3,028
*	Oxford Biomedica plc	530,023	2,939
*	Restaurant Group plc	5,239,730	2,856
*	Marston's plc	4,494,745	2,830
	Devro plc	1,229,425	2,762
	Halfords Group plc	1,558,693	2,721
	CLS Holdings plc	1,099,509	2,708
*,1,2	Aston Martin Lagonda Global Holdings plc	499,391	2,697
	Hochschild Mining plc	2,286,872	2,691
[2]	CMC Markets plc	776,019	2,592
*,1	Alphawave IP Group plc	1,476,020	2,418
	Avon Protection plc	201,247	2,406
*	PureTech Health plc	1,130,597	2,357
*	SIG plc	5,035,658	1,829
*,1	Cineworld Group plc	7,119,877	1,828
*,1	AO World plc	1,999,102	1,686
[2]	Alfa Financial Software Holdings plc	885,597	1,617
*	Rank Group plc	1,443,804	1,509
[2]	Bakkavor Group plc	1,119,915	1,271
*,1,2	Funding Circle Holdings plc	1,080,074	747
	Micro Focus International plc ADR	221,338	746
	Smurfit Kappa Group plc (XDUB)	17,019	574
*,2,3	Finablr plc	1,120,022	150
*	Saipem SpA Rights Exp. 7/11/22	84,286	111
*	Greenvolt Energias Renovaveis Rights Exp. 7/4/22	374,992	100
*,1,3	Intu Properties plc	5,470,032	—
[3]	Evraz plc	4,134,463	—
*,3	NMC Health plc	510,606	—
		Shares	Market Value• ($000)
*,3	Carillion plc	2,500,529	—
			18,745,251
Total Common Stocks (Cost $133,248,955)			136,699,501
Temporary Cash Investments (2.8%)
Money Market Fund (2.8%)
[4,5]	Vanguard Market Liquidity Fund, 1.417% (Cost $3,842,853)	38,442,591	3,843,106
Total Investments (101.6%) (Cost $137,091,808)			140,542,607
Other Assets and Liabilities—Net (-1.6%)			(2,227,046)
Net Assets (100%)			138,315,561
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,625,375,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the aggregate value was $2,570,551,000, representing 1.9% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $2,880,300,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	September 2022	14,944	538,880	(6,942)
FTSE 100 Index	September 2022	3,567	309,202	(763)
S&P TSX 60 Index	September 2022	1,221	216,748	(13,910)
SPI 200 Index	September 2022	2,011	224,212	(3,357)
Topix Index	September 2022	2,961	408,207	(15,747)
				(40,719)

51

Developed Markets Index Fund
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Toronto-Dominion Bank	9/21/22	AUD	366,396	USD	265,703	—	(12,623)
HSBC Bank plc	9/21/22	AUD	148,441	USD	102,639	—	(106)
JPMorgan Chase Bank, N.A.	9/21/22	AUD	9,696	USD	6,688	9	—
BNP Paribas	9/21/22	CAD	128,018	USD	101,533	—	(2,064)
UBS AG	9/21/22	CAD	122,998	USD	97,567	—	(1,999)
HSBC Bank plc	9/21/22	CAD	72,830	USD	57,918	—	(1,330)
Morgan Stanley Capital Services Inc.	9/21/22	EUR	157,642	USD	170,105	—	(3,919)
Toronto-Dominion Bank	9/21/22	EUR	157,642	USD	169,790	—	(3,604)
State Street Bank & Trust Co.	9/21/22	EUR	155,289	USD	167,743	—	(4,038)
Toronto-Dominion Bank	9/21/22	EUR	77,578	USD	81,766	17	—
JPMorgan Chase Bank, N.A.	9/21/22	EUR	40,200	USD	43,258	—	(879)
State Street Bank & Trust Co.	9/21/22	GBP	123,742	USD	155,466	—	(4,592)
BNP Paribas	9/21/22	GBP	106,210	USD	133,774	—	(4,276)
Standard Chartered Bank	9/21/22	GBP	21,437	USD	27,009	—	(871)
State Street Bank & Trust Co.	9/21/22	JPY	16,000,000	USD	118,078	544	—
BNP Paribas	9/21/22	JPY	13,208,451	USD	102,240	—	(4,314)
HSBC Bank plc	9/21/22	JPY	9,325,819	USD	72,247	—	(3,106)
State Street Bank & Trust Co.	9/21/22	JPY	5,754,539	USD	42,875	—	(212)
JPMorgan Chase Bank, N.A.	9/21/22	JPY	4,362,886	USD	33,098	—	(752)
JPMorgan Chase Bank, N.A.	9/21/22	JPY	1,381,313	USD	10,194	47	—
UBS AG	9/21/22	KRW	7,509,098	USD	5,783	13	—
BNP Paribas	9/21/22	USD	28,078	AUD	40,273	260	—
Bank of America, N.A.	9/21/22	USD	13,838	AUD	19,836	137	—
Bank of New York	9/21/22	USD	10,484	AUD	15,027	104	—
HSBC Bank plc	9/21/22	USD	106,996	CHF	103,806	—	(2,395)
UBS AG	9/21/22	USD	102,831	CHF	99,736	—	(2,270)
Bank of America, N.A.	9/21/22	USD	11,796	DKK	81,202	285	—
BNP Paribas	9/21/22	USD	24,889	GBP	20,259	189	—
HSBC Bank plc	9/21/22	USD	12,267	GBP	9,978	101	—
Bank of New York	9/21/22	USD	9,293	GBP	7,559	76	—
Toronto-Dominion Bank	9/21/22	USD	3,648	HKD	28,545	2	—
BNP Paribas	9/21/22	USD	34,166	KRW	42,550,893	1,326	—
52

Developed Markets Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	9/21/22	USD	1,063	SEK	10,330	50	—
JPMorgan Chase Bank, N.A.	9/21/22	USD	25,884	SGD	35,764	127	—
						3,287	(53,350)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.
At June 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $560,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
53

Developed Markets Index Fund
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $133,248,955)	136,699,501
Affiliated Issuers (Cost $3,842,853)	3,843,106
Total Investments in Securities	140,542,607
Investment in Vanguard	5,525
Cash Collateral Pledged—Futures Contracts	132,692
Cash Collateral Pledged—Forward Currency Contracts	54,480
Foreign Currency, at Value (Cost $76,889)	76,955
Receivables for Investment Securities Sold	27,835
Receivables for Accrued Income	516,957
Receivables for Capital Shares Issued	58,376
Unrealized Appreciation—Forward Currency Contracts	3,287
Total Assets	141,418,714
Liabilities
Due to Custodian	45,355
Payables for Investment Securities Purchased	12,064
Collateral for Securities on Loan	2,880,300
Payables for Capital Shares Redeemed	82,115
Payables to Vanguard	2,975
Variation Margin Payable—Futures Contracts	26,994
Unrealized Depreciation—Forward Currency Contracts	53,350
Total Liabilities	3,103,153
Net Assets	138,315,561
1 Includes $2,625,375 of securities on loan.
54

Developed Markets Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	139,933,409
Total Distributable Earnings (Loss)	(1,617,848)
Net Assets	138,315,561

Investor Shares—Net Assets
Applicable to 2,099,421 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,268
Net Asset Value Per Share—Investor Shares	$10.13

ETF Shares—Net Assets
Applicable to 2,245,598,291 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	91,367,867
Net Asset Value Per Share—ETF Shares	$40.69

Admiral Shares—Net Assets
Applicable to 1,580,827,584 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,678,630
Net Asset Value Per Share—Admiral Shares	$13.08

Institutional Shares—Net Assets
Applicable to 977,510,554 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,804,080
Net Asset Value Per Share—Institutional Shares	$13.10

Institutional Plus Shares—Net Assets
Applicable to 656,644,708 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,443,716
Net Asset Value Per Share—Institutional Plus Shares	$20.47

See accompanying Notes, which are an integral part of the Financial Statements.
55

Developed Markets Index Fund
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Dividends[1]	3,061,190
Interest[2]	2,458
Securities Lending—Net	23,834
Total Income	3,087,482
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,284
Management and Administrative—Investor Shares	17
Management and Administrative—ETF Shares	16,613
Management and Administrative—Admiral Shares	5,642
Management and Administrative—Institutional Shares	2,245
Management and Administrative—Institutional Plus Shares	1,773
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	1,148
Marketing and Distribution—Admiral Shares	561
Marketing and Distribution—Institutional Shares	259
Marketing and Distribution—Institutional Plus Shares	275
Custodian Fees	2,328
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	1,029
Shareholders’ Reports—Admiral Shares	125
Shareholders’ Reports—Institutional Shares	50
Shareholders’ Reports—Institutional Plus Shares	42
Trustees’ Fees and Expenses	40
Professional Services	6,877
Other Expenses	18
Total Expenses	40,327
Expenses Paid Indirectly	(1)
Net Expenses	40,326
Net Investment Income	3,047,156
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	(686,455)
Futures Contracts	(162,226)
Forward Currency Contracts	(71,650)
Foreign Currencies	(58,939)
Realized Net Gain (Loss)	(979,270)
56

Developed Markets Index Fund
Statement of Operations (continued)
Six Months Ended June 30, 2022
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(34,933,134)
Futures Contracts	(65,189)
Forward Currency Contracts	(54,524)
Foreign Currencies	(14,895)
Change in Unrealized Appreciation (Depreciation)	(35,067,742)
Net Increase (Decrease) in Net Assets Resulting from Operations	(32,999,856)
1	Dividends are net of foreign withholding taxes of $193,596,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,293,000, ($333,000), and ($102,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $28,000.
4	Includes $470,772,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
57

Developed Markets Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,047,156	4,194,482
Realized Net Gain (Loss)	(979,270)	726,433
Change in Unrealized Appreciation (Depreciation)	(35,067,742)	11,293,186
Net Increase (Decrease) in Net Assets Resulting from Operations	(32,999,856)	16,214,101
Distributions
Investor Shares	(302)	(1,404)
ETF Shares	(1,371,360)	(3,293,465)
Admiral Shares	(305,718)	(750,682)
Institutional Shares	(190,411)	(476,451)
Institutional Plus Shares	(202,092)	(528,259)
Total Distributions	(2,069,883)	(5,050,261)
Capital Share Transactions
Investor Shares	(9,913)	(16,666)
ETF Shares	4,517,417	15,456,013
Admiral Shares	1,090,393	1,864,044
Institutional Shares	751,836	47,662
Institutional Plus Shares	28,983	106,182
Net Increase (Decrease) from Capital Share Transactions	6,378,716	17,457,235
Total Increase (Decrease)	(28,691,023)	28,621,075
Net Assets
Beginning of Period	167,006,584	138,385,509
End of Period	138,315,561	167,006,584

See accompanying Notes, which are an integral part of the Financial Statements.
58

Developed Markets Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.73	$11.79	$10.95	$9.26	$11.16	$9.09
Investment Operations
Net Investment Income[1]	.211	.331	.235	.361	.312	.284
Net Realized and Unrealized Gain (Loss) on Investments	(2.666)	.996	.834	1.651	(1.914)	2.086
Total from Investment Operations	(2.455)	1.327	1.069	2.012	(1.602)	2.370
Distributions
Dividends from Net Investment Income	(.145)	(.387)	(.229)	(.322)	(.298)	(.300)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.145)	(.387)	(.229)	(.322)	(.298)	(.300)
Net Asset Value, End of Period	$10.13	$12.73	$11.79	$10.95	$9.26	$11.16
Total Return[2]	-19.29%	11.35%	10.11%	21.96%	-14.56%	26.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21	$37	$49	$59	$731	$950
Ratio of Total Expenses to Average Net Assets	0.16%[3]	0.16%	0.16%	0.16%	0.16%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.56%	2.61%	2.34%	3.56%	2.89%	2.71%
Portfolio Turnover Rate[4]	2%	3%	3%	2%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.16%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
59

Developed Markets Index Fund
Financial Highlights
FTSE Developed Markets ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$51.14	$47.36	$43.98	$37.20	$44.83	$36.51
Investment Operations
Net Investment Income[1]	.909	1.370	.982	1.289	1.291	1.166
Net Realized and Unrealized Gain (Loss) on Investments	(10.746)	4.024	3.363	6.831	(7.677)	8.397
Total from Investment Operations	(9.837)	5.394	4.345	8.120	(6.386)	9.563
Distributions
Dividends from Net Investment Income	(.613)	(1.614)	(.965)	(1.340)	(1.244)	(1.243)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.613)	(1.614)	(.965)	(1.340)	(1.244)	(1.243)
Net Asset Value, End of Period	$40.69	$51.14	$47.36	$43.98	$37.20	$44.83
Total Return	-19.26%	11.49%	10.29%	22.08%	-14.47%	26.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$91,368	$110,103	$87,578	$78,752	$65,139	$68,406
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.05%	0.05%	0.05%	0.05%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.84%	2.69%	2.43%	3.13%	3.00%	2.81%
Portfolio Turnover Rate[3]	2%	3%	3%	2%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
60

Developed Markets Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$16.44	$15.23	$14.14	$11.96	$14.41	$11.74
Investment Operations
Net Investment Income[1]	.291	.438	.313	.410	.412	.375
Net Realized and Unrealized Gain (Loss) on Investments	(3.455)	1.287	1.085	2.198	(2.464)	2.695
Total from Investment Operations	(3.164)	1.725	1.398	2.608	(2.052)	3.070
Distributions
Dividends from Net Investment Income	(.196)	(.515)	(.308)	(.428)	(.398)	(.400)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.196)	(.515)	(.308)	(.428)	(.398)	(.400)
Net Asset Value, End of Period	$13.08	$16.44	$15.23	$14.14	$11.96	$14.41
Total Return[2]	-19.26%	11.43%	10.26%	22.05%	-14.46%	26.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,679	$24,782	$21,207	$20,143	$15,209	$15,180
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.82%	2.68%	2.41%	3.10%	2.98%	2.81%
Portfolio Turnover Rate[4]	2%	3%	3%	2%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
61

Developed Markets Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$16.46	$15.25	$14.16	$11.97	$14.43	$11.75
Investment Operations
Net Investment Income[1]	.293	.442	.315	.417	.416	.379
Net Realized and Unrealized Gain (Loss) on Investments	(3.456)	1.287	1.086	2.205	(2.475)	2.701
Total from Investment Operations	(3.163)	1.729	1.401	2.622	(2.059)	3.080
Distributions
Dividends from Net Investment Income	(.197)	(.519)	(.311)	(.432)	(.401)	(.400)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.197)	(.519)	(.311)	(.432)	(.401)	(.400)
Net Asset Value, End of Period	$13.10	$16.46	$15.25	$14.16	$11.97	$14.43
Total Return	-19.23%	11.44%	10.27%	22.14%	-14.49%	26.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,804	$15,219	$14,020	$12,449	$10,361	$11,998
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.05%	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	3.84%	2.70%	2.42%	3.15%	3.00%	2.82%
Portfolio Turnover Rate[3]	2%	3%	3%	2%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
62

Developed Markets Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$25.73	$23.83	$22.13	$18.72	$22.56	$18.37
Investment Operations
Net Investment Income[1]	.457	.693	.495	.647	.643	.597
Net Realized and Unrealized Gain (Loss) on Investments	(5.407)	2.022	1.693	3.439	(3.855)	4.223
Total from Investment Operations	(4.950)	2.715	2.188	4.086	(3.212)	4.820
Distributions
Dividends from Net Investment Income	(.310)	(.815)	(.488)	(.676)	(.628)	(.630)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.310)	(.815)	(.488)	(.676)	(.628)	(.630)
Net Asset Value, End of Period	$20.47	$25.73	$23.83	$22.13	$18.72	$22.56
Total Return	-19.25%	11.49%	10.27%	22.07%	-14.45%	26.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,444	$16,866	$15,531	$13,790	$9,265	$10,102
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.84%	2.71%	2.43%	3.12%	3.01%	2.83%
Portfolio Turnover Rate[3]	2%	3%	3%	2%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
63

Developed Markets Index Fund
Notes to Financial Statements
Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Developed Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
64

Developed Markets Index Fund
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
65

Developed Markets Index Fund
During the six months ended June 30, 2022, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
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Developed Markets Index Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received and related professional fees incurred during the year, if any, are included in dividend income and professional services, respectively. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the fund had contributed to Vanguard capital in the amount of $5,525,000, representing less than 0.01% of the fund’s net assets and 2.21% of Vanguard’s
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Developed Markets Index Fund
capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2022, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	14,281,996	65,579	—	14,347,575
Common Stocks—Other	31,855	122,302,675	17,396	122,351,926
Temporary Cash Investments	3,843,106	—	—	3,843,106
Total	18,156,957	122,368,254	17,396	140,542,607
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	3,287	—	3,287
Liabilities
Futures Contracts[1]	40,719	—	—	40,719
Forward Currency Contracts	—	53,350	—	53,350
Total	40,719	53,350	—	94,069
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Developed Markets Index Fund
E.	At June 30, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	3,287	3,287
Total Assets	—	3,287	3,287

Unrealized Depreciation—Futures Contracts[1]	40,719	—	40,719
Unrealized Depreciation—Forward Currency Contracts	—	53,350	53,350
Total Liabilities	40,719	53,350	94,069
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2022, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(162,226)	—	(162,226)
Forward Currency Contracts	—	(71,650)	(71,650)
Realized Net Gain (Loss) on Derivatives	(162,226)	(71,650)	(233,876)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(65,189)	—	(65,189)
Forward Currency Contracts	—	(54,524)	(54,524)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(65,189)	(54,524)	(119,713)
F.	As of June 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	138,636,852
Gross Unrealized Appreciation	22,544,343
Gross Unrealized Depreciation	(20,729,370)
Net Unrealized Appreciation (Depreciation)	1,814,973
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2021, the fund had available capital losses totaling $3,577,062,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
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Developed Markets Index Fund
G.	During the six months ended June 30, 2022, the fund purchased $10,639,617,000 of investment securities and sold $3,921,258,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,150,182,000 and $868,542,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
H.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	1,416	122	8,102	645
Issued in Lieu of Cash Distributions	302	29	1,404	112
Redeemed	(11,631)	(933)	(26,172)	(2,048)
Net Increase (Decrease)—Investor Shares	(9,913)	(782)	(16,666)	(1,291)
ETF Shares
Issued	4,517,417	92,593	15,456,013	303,914
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	4,517,417	92,593	15,456,013	303,914
Admiral Shares
Issued	3,453,974	231,459	5,398,666	330,877
Issued in Lieu of Cash Distributions	240,105	18,143	592,710	36,704
Redeemed	(2,603,686)	(176,125)	(4,127,332)	(252,978)
Net Increase (Decrease)—Admiral Shares	1,090,393	73,477	1,864,044	114,603
Institutional Shares
Issued	2,488,386	166,216	3,635,178	223,000
Issued in Lieu of Cash Distributions	173,557	13,094	436,044	26,962
Redeemed	(1,910,107)	(126,193)	(4,023,560)	(245,046)
Net Increase (Decrease)—Institutional Shares	751,836	53,117	47,662	4,916
Institutional Plus Shares
Issued	2,456,459	102,369	4,068,197	157,723
Issued in Lieu of Cash Distributions	187,622	9,039	498,151	19,715
Redeemed	(2,615,098)	(110,190)	(4,460,166)	(173,701)
Net Increase (Decrease)—Institutional Plus Shares	28,983	1,218	106,182	3,737
I.	Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
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Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Developed Markets Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
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The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
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Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Tax-Managed Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Developed Markets Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.
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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
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All rights reserved.
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Vanguard Marketing Corporation, Distributor.
Q1272 082022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 22, 2022

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 22, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.